UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 104.0%
COMMON STOCK — 27.1%
Africa — 0.0%
Metals & Mining — 0.0%
AngloGold Ashanti Ltd., ADR	2,100	$26,355
Gold Fields Ltd., ADR	47,600	167,552
Harmony Gold Mining Co. Ltd., ADR (a)	3,500	6,265

		200,172

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (b),(a)	19,200	90,048

Total Africa		290,220

Asia — 0.3%
Biotechnology & Pharmaceuticals — 0.2%
Sinovac Biotech Ltd. (b),(a)	200	1,388
Takeda Pharmaceutical Co. Ltd. (c),(q)	325,530	11,033,667

		11,035,055

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc., ADR (a)	80,000	4,384,800
RYB Education, Inc., ADR (a)	2,900	16,936
Tarena International, Inc., ADR	4,500	28,350

		4,430,086

Design, Manufacturing & Distribution — 0.0%
Fabrinet (b),(a)	300	15,393

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR (a)	1,400	18,186
Melco Crown Entertainment Ltd., ADR	63,000	1,110,060
Yum China Holdings, Inc. (b)	24,600	824,838

		1,953,084

Hardware — 0.0%
Canon, Inc., ADR	900	24,840

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (b)	3,629	23,407

Iron & Steel — 0.0%
POSCO, ADR	200	10,988

Machinery — 0.0%
China Yuchai International Ltd. (b)	3,045	37,880
Hollysys Automation Technologies Ltd. (b)	5,600	98,056

		135,936

Media — 0.0%
58.com, Inc., ADR (a)	1,500	81,315
Baidu, Inc., ADR (a)	4,900	777,140
Leju Holdings Ltd., ADR (a)	800	1,120
Phoenix New Media Ltd., ADR (a)	2,100	6,720
SINA Corp. (a)	1,200	64,368
Sogou, Inc., ADR (a)	1,200	6,300
Sohu.com Ltd., ADR (a)	1,500	26,130
Yandex NV, A Shares (a)	600	16,410

		979,503

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR	6,000	423,600
PetroChina Co. Ltd., ADR	100	6,155

		429,755

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd., ADR (b)	600	$18,216
Guangshen Railway Co. Ltd., ADR (b)	100	1,865

		20,081

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (b)	4,000	15,200

Renewable Energy — 0.0%
Highpower International, Inc. (b),(a)	200	434

Retail - Discretionary — 0.0%
Alibaba Group Holding Ltd., ADR (a)	1	137

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	28,300	573,641
Magnachip Semiconductor Corp. (b),(a)	7,900	49,059
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,900	402,319
United Microelectronics Corp., ADR	35,400	63,366

		1,088,385

Software — 0.0%
Changyou.com Ltd., ADR (b)	7,400	135,272

Specialty Finance — 0.0%
Hexindai, Inc., ADR	3,700	9,250

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	7,600	313,576

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a)	100	864
Aspire Holdings LLC, Class A (a),(c)	1,502,082	2
KT Corp., ADR (a)	2,300	32,706

		33,572

Total Asia		20,653,954

Europe — 0.3%
Asset Management — 0.0%
Janus Henderson Group plc	9,500	196,840

Automotive — 0.0%
Fiat Chrysler Automobiles NV (b),(a)	12,500	180,750

Biotechnology & Pharmaceuticals — 0.0%
Amarin Corp. PLC, ADR (a)	2,900	39,469
CRISPR Therapeutics AG (b),(a)	3,500	99,995
GlaxoSmithKline PLC, ADR	12,200	466,162
Grifols SA, ADR	4,800	88,128
Novo Nordisk A/S, ADR	13,800	635,766
Prothena Corp. PLC (a)	1,000	10,300

		1,339,820

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	18,300	462,624

Consumer Products — 0.0%
British American Tobacco PLC, ADR	4,600	146,556
Coca-Cola European Partners PLC (b),(a)	6,800	311,780
Nomad Foods Ltd. (b),(a)	31,700	530,024

		988,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd., Class A (a)	3,200	$80,096

Health Care Facilities & Services — 0.0%
Fresenius Medical Care AG & Co. KGaA, ADR	1,100	35,629

Iron & Steel — 0.0%
Ternium SA, ADR	1,400	37,940

Media — 0.0%
Trivago NV, ADR (a)	600	3,378

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC, ADR (b),(a)	1,700	3,893

Metals & Mining — 0.0%
Randgold Resources Ltd., ADR	5,100	422,739

Oil, Gas & Coal — 0.0%
Seadrill Ltd. (b),(a)	5,200	50,700

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A (b)	1,400	26,572

Retail - Discretionary — 0.0%
Hudson Ltd., Class A (b),(a)	13,600	233,240

Semiconductors — 0.1%
ASML Holding NV New York Shares	500	77,810
NXP Semiconductor NV (c),(b)	89,632	6,568,233
STMicroelectronics NV	2,500	34,700

		6,680,743

Software — 0.2%
InterXion Holding NV (c),(a)	144,461	7,824,008
SAP SE	14,695	1,458,473

		9,282,481

Technology Services — 0.0%
Atento SA (a),(b)	1,500	6,015

Transportation & Logistics — 0.0%
GasLog Partners LP	100	1,980
Safe Bulkers, Inc. (b),(a)	18,800	33,464

		35,444

Utilities — 0.0%
Atlantica Yield PLC	7,900	154,840
Innogy SE (f)	3,277	153,022

		307,862

Total Europe		20,375,126

Middle East — 0.1%
Electrical Equipment — 0.0%
Camtek Ltd. (b)	3,500	23,695
Orbotech Ltd. (b),(a)	15,200	859,408

		883,103

Hardware — 0.0%
Ceragon Networks Ltd. (b),(a)	13,800	52,164
Radware Ltd. (b),(a)	12,100	274,791
Silicom Ltd. (b),(a)	200	6,988

		333,943

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Media — 0.0%
Wix.com Ltd. (b),(a)	19,500	$1,761,630

Semiconductors — 0.1%
Mellanox Technologies Ltd. (b),(a)	29,800	2,752,924
Tower Semiconductor Ltd. (b),(a)	34,100	502,634

		3,255,558

Software — 0.0%
Attunity Ltd. (b),(a)	7,100	139,728
CyberArk Software Ltd. (b),(a)	22,700	1,682,978
Sapiens International Corp. NV (b)	900	9,927

		1,832,633

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	4,578

Telecommunications — 0.0%
Allot Communications Ltd. (b),(a)	900	5,463

Total Middle East		8,076,908

North America — 26.4%
Aerospace & Defense — 0.6%
AAR Corp. (b)	700	26,138
American Outdoor Brands Corp. (b),(a)	21,300	273,918
Boeing Co. (b)	60,600	19,543,500
Ducommun, Inc. (b),(a)	900	32,688
General Dynamics Corp.	700	110,047
Harris Corp. (b)	17,482	2,353,952
HEICO Corp. (b)	5,488	425,210
L3 Technologies, Inc. (b)	11,200	1,944,992
Lockheed Martin Corp. (b)	41,199	10,787,546
Moog, Inc., Class A (b)	2,900	224,692
Northrop Grumman Corp. (b)	5,600	1,371,440
Raytheon Co. (b)	31,600	4,845,860
Textron, Inc.	1,900	87,381
TransDigm Group, Inc. (b),(a)	900	306,054

		42,333,418

Apparel & Textile Products — 0.4%
Albany International Corp., Class A (b)	600	37,458
Cherokee, Inc. (b),(a)	100	50
Columbia Sportswear Co. (b)	11,000	924,990
Crocs, Inc. (b),(a)	42,000	1,091,160
Culp, Inc. (b)	500	9,450
Hanesbrands, Inc.	1,900	23,807
Michael Kors Holdings Ltd. (b),(a)	23,100	875,952
Nike, Inc., Class B (b)	239,900	17,786,186
PVH Corp. (b)	600	55,770
Ralph Lauren Corp. (b)	6,200	641,452
Skechers U.S.A., Inc., Class A (b),(a)	29,000	663,810
Unifi, Inc. (b),(a)	1,200	27,408
VF Corp. (b)	113,100	8,068,554
Vince Holding Corp. (b),(a)	306	2,855

		30,208,902

Asset Management — 0.2%
Affiliated Managers Group, Inc. (b)	11,400	1,110,816
Ameriprise Financial, Inc. (b)	10,200	1,064,574
Apollo Investment Corp.	14,699	182,268
Ares Capital Corp. (b)	99,300	1,547,094
BlackRock Kelso Capital Corp. (b)	18,900	99,981

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
BlackRock TCP Capital Corp. (b)	18,300	$238,632
BlackRock, Inc. (b)	9,300	3,653,226
Blucora, Inc. (b),(a)	1,800	47,952
Capital Southwest Corp. (b)	200	3,844
Capitala Finance Corp. (b)	4,000	28,680
E*TRADE Financial Corp. (b)	28,500	1,250,580
Eaton Vance Corp. (b)	28,100	988,558
Fidus Investment Corp. (b)	5,000	58,450
Garrison Capital, Inc. (b)	1,300	8,359
Gladstone Capital Corp. (b)	6,400	46,720
Gladstone Investment Corp. (b)	7,900	73,628
Hercules Technology Growth Capital, Inc. (b)	5,100	56,355
Horizon Technology Finance Corp. (b)	3,400	38,250
Invesco Ltd. (b)	64,500	1,079,730
KCAP Financial, Inc. (b)	4,800	16,608
KKR & Co., Inc., Class A (c)	115,342	2,264,163
Manning & Napier, Inc. (b)	1,600	2,816
Medallion Financial Corp. (b),(a)	3,600	16,884
Monroe Capital Corp. (b)	3,800	36,480
MVC Capital, Inc. (b)	1,300	10,673
New Mountain Finance Corp. (b)	4,200	52,836
Newtek Business Services Corp. (b)	3,713	64,755
Oaktree Specialty Lending Corp. (b)	1,200	5,076
OM Asset Management plc (b)	9,900	105,732
Oppenheimer Holdings, Inc., Class A (b)	2,900	74,095
Oxford Square Capital Corp. (b)	10,800	69,876
PennantPark Floating Rate Capital Ltd.	200	2,314
PennantPark Investment Corp. (b)	12,700	80,899
Prospect Capital Corp. (b)	2,000	12,620
Raymond James Financial, Inc.	500	37,205
Solar Capital Ltd. (b)	3,300	63,327
Solar Senior Capital Ltd. (b)	1,800	27,216
Stellus Capital Investment Corp. (b)	3,800	49,210
TCG BDC, Inc.	4,000	49,600
THL Credit, Inc. (b)	8,300	50,464
TriplePoint Venture Growth BDC Corp. (b)	9,700	105,633
Westwood Holdings Group, Inc.	100	3,400
WhiteHorse Finance, Inc. (b)	2,300	29,256

		14,808,835

Automotive — 0.1%
Altra Industrial Motion Corp. (b)	17,100	430,065
BorgWarner, Inc. (b)	7,400	257,076
Cooper Tire & Rubber Co.	6,500	210,145
Cooper-Standard Holding, Inc. (a)	300	18,636
Dana Holding Corp. (b)	47,400	646,062
Delphi Automotive plc	20,900	1,286,813
Delphi Technologies plc (b)	28,000	400,960
Goodyear Tire & Rubber Co.	10,000	204,100
Miller Industries, Inc. (b)	100	2,700
Modine Manufacturing Co. (b),(a)	8,100	87,561
Standard Motor Products, Inc.	100	4,843
Superior Industries International, Inc.	1,800	8,658
Tenneco, Inc.	700	19,173
Tower International, Inc. (b)	2,300	54,740

		3,631,532

Banking — 3.4%
Access National Corp. (b)	200	4,266
Allegiance Bancshares, Inc. (c),(a)	30,638	991,752
Arrow Financial Corp. (b)	369	11,815
Atlantic Capital Bancshares, Inc. (b),(a)	2,900	47,473

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bancorp, Inc. (b),(a)	8,000	$63,680
Bank of Marin Bancorp (b)	600	24,744
Bank of NT Butterfield & Son Ltd. (b)	10,900	341,715
Bank OZK (b)	11,800	269,394
BankFinancial Corp. (b)	1,155	17,267
Beneficial Bancorp, Inc. (b)	5,082	72,622
Berkshire Hills Bancorp, Inc.	200	5,394
Boston Private Financial Holdings, Inc.	4,200	44,394
Bridge Bancorp, Inc. (b)	200	5,098
Bridgewater Bancshares, Inc. (b),(a)	700	7,385
Brookline Bancorp, Inc.	300	4,146
Byline Bancorp, Inc. (c),(a)	330,914	5,513,027
Cadence BanCorp (b)	31,300	525,214
Centerstate Banks, Inc. (c)	420,785	8,853,317
Central Pacific Financial Corp. (b)	5,000	121,750
Citizens Financial Group, Inc. (b)	82,600	2,455,698
City Holding Co. (b)	100	6,759
Comerica, Inc. (b)	69,900	4,801,431
ConnectOne Bancorp, Inc. (c)	226,228	4,178,431
Cullen/Frost Bankers, Inc. (b)	100	8,794
East West Bancorp, Inc. (b)	45,200	1,967,556
Enterprise Financial Services Corp. (c)	30,676	1,154,338
FCB Financial Holdings, Inc., Class A (b),(a)	12,100	406,318
Fidelity Southern Corp. (b)	2,600	67,652
Fifth Third Bancorp (b)	7,400	174,122
Financial Institutions, Inc. (b)	1,700	43,690
First BanCorp (b)	86,400	743,040
First Business Financial Services, Inc. (b)	400	7,804
First Commonwealth Financial Corp.	1,400	16,912
First Community Bancshares, Inc. (b)	800	25,184
First Defiance Financial Corp. (b)	1,800	44,118
First Financial Corp. (b)	400	16,060
First Financial Northwest, Inc. (b)	600	9,282
First Hawaiian, Inc. (b)	51,500	1,159,265
First Interstate BancSystem, Inc., Class A	100	3,656
First Midwest Bancorp, Inc. (c)	473,768	9,385,344
Flushing Financial Corp. (b)	1,400	30,142
FS Bancorp, Inc. (b)	100	4,288
Fulton Financial Corp. (b)	2,500	38,700
Green Bancorp, Inc. (c),(b)	114,861	1,968,718
Heritage Commerce Corp. (b)	4,500	51,030
HomeTrust Bancshares, Inc. (b)	200	5,236
Independent Bank Corp. (b)	2,400	50,448
Independent Bank Group, Inc.	200	9,154
Investors Bancorp, Inc. (b)	27,400	284,960
JPMorgan Chase & Co. (c)	140,581	13,723,517
Lakeland Bancorp, Inc. (b)	1,000	14,810
Live Oak Bancshares, Inc.	3,600	53,316
M&T Bank Corp. (b)	22,600	3,234,738
Macatawa Bank Corp. (b)	100	962
MB Financial, Inc. (b)	64	2,536
Mercantile Bank Corp. (b)	1,100	31,086
Merchants Bancorp (c),(b)	7,657	152,834
Meridian Bancorp, Inc. (b)	600	8,592
Meta Financial Group, Inc.	600	11,634
Midland States Bancorp, Inc. (c)	275,012	6,143,768
MidWestOne Financial Group, Inc. (b)	300	7,449
National Bankshares, Inc. (b)	100	3,643
Northrim BanCorp, Inc. (b)	400	13,148
OceanFirst Financial Corp. (c)	529,339	11,915,421
OFG Bancorp (b)	11,600	190,936
Opus Bank (c)	394,492	7,728,098

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Oritani Financial Corp. (b)	8,200	$120,950
PacWest Bancorp (c)	348,572	11,600,476
Peapack Gladstone Financial Corp. (b)	800	20,144
Peoples Bancorp, Inc. (b)	500	15,050
PNC Financial Services Group, Inc. (c),(b)	140,002	16,367,634
Popular, Inc. (b)	17,390	821,156
Preferred Bank (b)	1,400	60,690
QCR Holdings, Inc. (c),(b)	184,410	5,917,717
RBB Bancorp (b)	200	3,514
Regions Financial Corp. (b)	150,300	2,011,014
Signature Bank (c)	168,376	17,310,737
State Bank Financial Corp. (b)	7,900	170,561
Sterling Bancorp (c)	348,806	5,758,787
Stock Yards Bancorp, Inc. (b)	1,100	36,080
SunTrust Banks, Inc. (c),(b)	299,602	15,111,925
SVB Financial Group (c),(b),(a)	40,603	7,711,322
Synovus Financial Corp. (b)	62,100	1,986,579
Territorial Bancorp, Inc. (b)	400	10,392
Texas Capital Bancshares, Inc. (a)	28,800	1,471,392
Towne Bank (c)	81,194	1,944,596
Trico Bancshares (b)	1,200	40,548
TriState Capital Holdings, Inc. (b),(a)	3,000	58,380
TrustCo Bank Corp. (b)	800	5,488
UMB Financial Corp. (b)	100	6,097
Umpqua Holdings Corp. (c),(b)	193,818	3,081,706
United Community Financial Corp. (b)	3,600	31,860
Univest Corp. of Pennsylvania (c),(b)	428,257	9,237,504
Veritex Holdings, Inc. (c),(b),(a)	447,569	9,569,025
Washington Trust Bancorp, Inc. (b)	900	42,777
Waterstone Financial, Inc. (b)	600	10,056
Webster Financial Corp. (b)	800	39,432
Western Alliance Bancorp (c),(b),(a)	337,718	13,336,484
Wintrust Financial Corp.	200	13,298
WSFS Financial Corp. (c),(b)	144,510	5,478,374
Zions BanCorp. (c),(b)	399,699	16,283,737

		234,964,553

Biotechnology & Pharmaceuticals — 2.3%
Aceto Corp. (b)	12,000	10,080
Achillion Pharmaceuticals, Inc. (a)	9,400	14,946
Acorda Therapeutics, Inc. (b),(a)	1,900	29,602
Aduro Biotech, Inc. (a)	200	528
Adverum Biotechnollogies, Inc. (b),(a)	900	2,835
Agios Pharmaceuticals, Inc. (a)	500	23,055
Akorn, Inc. (b),(a)	22,300	75,597
Alexion Pharmaceuticals, Inc. (a)	1,400	136,304
Alkermes PLC (a)	3,700	109,187
Amgen, Inc. (b)	84,000	16,352,280
Amphastar Pharmaceuticals, Inc. (a)	800	15,920
Anika Therapeutics, Inc. (b),(a)	4,900	164,689
Antares Pharma, Inc. (b),(a)	14,300	38,896
Applied Genetic Technologies Corp. (b),(a)	900	2,241
Aravive, Inc. (b),(a)	1,900	6,688
Athersys, Inc. (b),(a)	1,700	2,448
Bausch Health Cos., Inc. (b),(a)	21,900	404,493
Biogen Idec, Inc. (c),(b),(a)	53,390	16,066,119
BioSpecifics Technologies Corp. (b),(a)	100	6,060
BioTime, Inc. (a)	2,700	2,465
Blueprint Medicines Corp. (b),(a)	1,000	53,910
Bristol-Myers Squibb Co.	30,300	1,574,994
Catalyst Biosciences, Inc. (b),(a)	1,600	12,624
Celgene Corp. (c),(b),(a)	401,030	25,702,013

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Celldex Therapeutics, Inc. (b),(a)	15,900	$3,147
ChemoCentryx, Inc. (b),(a)	7,800	85,098
Chimerix, Inc. (b),(a)	4,700	12,079
Concert Pharmaceuticals, Inc. (b),(a)	400	5,020
Corcept Therapeutics, Inc. (a)	700	9,352
CTI BioPharma Corp. (b),(a)	4,400	3,228
Curis, Inc. (b),(a)	4,160	2,870
Cytokinetics, Inc. (b),(a)	500	3,160
CytomX Therapeutics, Inc. (b),(a)	300	4,530
Dicerna Pharmaceuticals, Inc. (b),(a)	3,800	40,622
Dova Pharmaceuticals, Inc. (a)	8	61
Durect Corp. (b),(a)	100	48
Edge Therapeutics, Inc. (b),(a)	800	257
Elanco Animal Health, Inc. (a)	200	6,306
Eli Lilly & Co.	6,600	763,752
Fate Therapeutics, Inc. (b),(a)	13,700	175,771
FibroGen, Inc. (a)	200	9,256
Five Prime Therapeutics, Inc. (b),(a)	5,100	47,430
Gilead Sciences, Inc.	32,100	2,007,855
Halozyme Therapeutics, Inc. (b),(a)	1,900	27,797
Horizon Pharma PLC (b),(a)	54,800	1,070,792
Immune Design Corp. (b),(a)	5,700	7,410
Incyte Corp. (b),(a)	23,400	1,488,006
Innoviva, Inc. (a)	6,200	108,190
Intercept Pharmaceuticals, Inc. (b),(a)	1,500	151,185
Ionis Pharmaceuticals, Inc. (b),(a)	22,500	1,216,350
Iovance Biotherapeutics, Inc. (a)	700	6,195
Jazz Pharmaceuticals PLC (b),(a)	8,800	1,090,848
Johnson & Johnson	20,200	2,606,810
Jounce Therapeutics, Inc. (b),(a)	5,900	19,883
Karyopharm Therapeutics, Inc. (a)	100	937
KemPharm, Inc. (b),(a)	100	178
Lexicon Pharmaceuticals, Inc. (a)	100	664
Ligand Pharmaceuticals, Inc. (b),(a)	5,700	773,490
Menlo Therapeutics, Inc. (b),(a)	300	1,236
Merck & Co., Inc. (c),(b)	169,310	12,936,977
Millendo Therapeutics, Inc. (a)	313	2,488
Natural Health Trends Corp. (b)	100	1,849
Neurocrine Biosciences, Inc. (b),(a)	25,500	1,820,955
OncoMed Pharmaceuticals, Inc. (b),(a)	700	523
Optinose, Inc. (a)	1,100	6,820
Otonomy, Inc. (b),(a)	6,100	11,285
Pacira Pharmaceuticals, Inc. (a)	3,100	133,362
PDL BioPharma, Inc. (b),(a)	34,200	99,180
Protagonist Therapeutics, Inc. (b),(a)	4,800	32,304
Recro Pharma, Inc. (b),(a)	2,000	14,200
Regeneron Pharmaceuticals, Inc. (c),(b),(a)	99,861	37,298,083
REGENXBIO, Inc. (b),(a)	200	8,390
Retrophin, Inc. (a)	2,400	54,312
Selecta Biosciences, Inc. (b),(a)	1,000	2,660
Shire PLC (c)	61,900	3,601,811
Shire PLC, ADR (c)	75,435	13,128,707
Sierra Oncology, Inc. (b),(a)	2,300	3,036
Stemline Therapeutics, Inc. (b),(a)	2,000	19,000
Syros Pharmaceuticals, Inc. (b),(a)	600	3,342
Tetraphase Pharmaceuticals, Inc. (a)	100	113
United Therapeutics Corp. (b),(a)	600	65,340
USANA Health Sciences, Inc. (b),(a)	1,700	200,141
Vanda Pharmaceuticals, Inc. (b),(a)	3,000	78,390
Verastem, Inc. (a)	4,700	15,792
Vertex Pharmaceuticals, Inc. (c),(b),(a)	79,861	13,233,766
Xenon Pharmaceuticals, Inc. (a)	200	1,262
Zoetis, Inc. (b)	52,300	4,473,742

		159,805,617

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chemicals — 0.3%
AdvanSix, Inc. (b),(a)	5,000	$121,700
Air Products & Chemicals, Inc. (b)	19,600	3,136,980
Albemarle Corp. (b)	2,925	225,430
American Vanguard Corp. (b)	200	3,038
Avery Dennison Corp. (b)	11,500	1,033,045
Axalta Coating Systems Ltd. (a)	8,200	192,044
Cabot Corp.	2,700	115,938
CF Industries Holdings, Inc. (b)	7,400	321,974
CSW Industrials, Inc. (b),(a)	300	14,505
Eastman Chemical Co. (b)	17,800	1,301,358
FMC Corp.	200	14,792
Haynes International, Inc. (b)	600	15,840
Huntsman Corp. (b)	133,900	2,582,931
Ingevity Corp. (b),(a)	2,100	175,749
International Flavors & Fragrances, Inc.	100	13,427
Kronos Worldwide, Inc. (b)	900	10,368
Landec Corp. (b),(a)	200	2,368
Lydall, Inc. (b),(a)	2,000	40,620
LyondellBasell Industries NV, Class A (b)	90,100	7,492,716
Methanex Corp. (b)	2,200	105,974
OMNOVA Solutions, Inc. (b),(a)	6,500	47,645
Sherwin-Williams Co.	2,700	1,062,342
Stepan Co. (b)	2,200	162,800
Univar, Inc. (b),(a)	6,100	108,214
Valhi, Inc. (b)	200	386
Venator Materials plc (b),(a)	22,500	94,275
Versum Materials, Inc.	2,400	66,528

		18,462,987

Commercial Services — 0.1%
ABM Industries, Inc. (b)	1,300	41,743
Acacia Research Corp. (b),(a)	2,700	8,046
ARAMARK Holdings Corp. (b)	131,200	3,800,864
ARC Document Solutions, Inc. (b),(a)	8,500	17,425
ASGN, Inc. (b),(a)	100	5,450
Barrett Business Services, Inc. (b)	600	34,350
Brady Corp., Class A (b)	4,800	208,608
BrightView Holdings, Inc. (a)	6,300	64,323
Collectors Universe, Inc. (b)	700	7,952
CorVel Corp. (b),(a)	800	49,376
CRA International, Inc. (b)	1,700	72,335
Cross Country Healthcare, Inc. (b),(a)	3,100	22,723
Deluxe Corp.	3,300	126,852
Emerald Expositions Events, Inc.	500	6,170
GP Strategies Corp. (b),(a)	100	1,261
Hackett Group, Inc. (b)	3,700	59,237
Healthcare Services Group, Inc. (b)	2,700	108,486
Heidrick & Struggles International, Inc. (b)	600	18,714
HMS Holdings Corp. (a)	2,800	78,764
Huron Consulting Group, Inc. (b),(a)	3,500	179,585
Information Services Group, Inc. (b),(a)	1,500	6,360
Insperity, Inc. (b)	400	37,344
Kelly Services, Inc., Class A (b)	1,300	26,624
Kforce, Inc. (b)	1,000	30,920
Manpowergroup, Inc. (b)	33,800	2,190,240
Navigant Consulting, Inc. (b)	5,100	122,655
Resources Connection, Inc. (b)	1,000	14,200
SP Plus Corp. (b),(a)	3,400	100,436

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
TriNet Group, Inc. (b),(a)	1,200	$50,340
Vectrus, Inc. (b),(a)	1,200	25,896
Viad Corp. (b)	500	25,045
Willdan Group, Inc. (a)	200	6,996

		7,549,320

Construction Materials — 0.1%
Advanced Drainage Systems, Inc. (b)	2,600	63,050
Apogee Enterprises, Inc. (b)	1,700	50,745
Boise Cascade Co.	100	2,385
Carlisle Cos., Inc. (b)	1,700	170,884
Continental Building Products, Inc. (b),(a)	12,000	305,400
Eagle Materials, Inc. (b)	23,500	1,434,205
MDU Resources Group, Inc. (b)	3,800	90,592
Owens Corning (b)	44,800	1,970,304
Patrick Industries, Inc. (a)	25	740
Universal Forest Products, Inc. (b)	4,000	103,840
Vulcan Materials Co.	200	19,760

		4,211,905

Consumer Products — 1.0%
Altria Group, Inc. (b)	88,400	4,366,076
Archer-Daniels-Midland Co. (b)	14,300	585,871
Boston Beer Co., Inc., Class A (b),(a)	5,200	1,252,368
Brown-Forman Corp., Class B	2,600	123,708
Church & Dwight Co., Inc.	3,100	203,856
Clearwater Paper Corp. (b),(a)	300	7,311
Coca-Cola Co. (b)	111,800	5,293,730
Colgate-Palmolive Co. (b)	89,600	5,332,992
Constellation Brands, Inc., Class A (b)	16,900	2,717,858
Cott Corp.	3,300	46,002
Craft Brew Alliance, Inc. (b),(a)	800	11,448
DavidsTea, Inc. (b),(a)	100	118
Estee Lauder Cos., Inc. (The), Class A	2,900	377,290
Farmer Brothers Co. (a)	400	9,332
Flowers Foods, Inc.	3,200	59,104
Fresh Del Monte Produce, Inc.	100	2,827
General Mills, Inc. (b)	6,700	260,898
Herbalife Ltd. (b),(a)	51,000	3,006,450
Ingredion, Inc.	400	36,560
Lamb Weston Holdings, Inc. (b)	71,900	5,288,964
McCormick & Co., Inc.	200	27,848
Monster Beverage Corp. (b),(a)	53,900	2,652,958
PepsiCo, Inc. (b)	54,000	5,965,920
Phibro Animal Health Corp., Class A (b)	400	12,864
Philip Morris International, Inc. (b)	158,900	10,608,164
Primo Water Corp. (b),(a)	15,600	218,556
Procter & Gamble Co. (b)	234,300	21,536,856
Simply Good Foods Co. (b),(a)	10,500	198,450
SunOpta, Inc. (a)	500	1,935
Tyson Foods, Inc., Class A	2,400	128,160
Vector Group Ltd.	39,001	379,480
Veru, Inc. (b),(a)	500	700

		70,714,654

Consumer Services — 0.0%
American Public Education, Inc. (b),(a)	2,300	65,458
Bridgepoint Education, Inc. (b),(a)	8,500	59,585
Carriage Services, Inc. (b)	3,500	54,250
K12, Inc. (b),(a)	7,700	190,883
Laureate Education, Inc., Class A (a)	300	4,572
Universal Technical Institute, Inc. (b),(a)	900	3,285

		378,033

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Containers & Packaging — 0.1%
Berry Plastics Group, Inc. (b),(a)	41,697	$1,981,858
Blackhawk Network Holdings, Inc., Class C (a),(c),(d)	27	0
International Paper Co.	6,500	262,340
Multi-Color Corp.	100	3,509
Packaging Corp. of America (b)	800	66,768
Sealed Air Corp.	3,800	132,392
WestRock Co.	25,000	944,000

		3,390,867

Design, Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (b)	5,200	110,136
Celestica, Inc. (b),(a)	3,000	26,310
Flextronics International Ltd. (b),(a)	234,100	1,781,501
Jabil Circuit, Inc.	200	4,958
Plexus Corp. (a)	100	5,108
Sanmina Corp. (b),(a)	7,500	180,450
SYNNEX Corp. (b)	13,136	1,061,914
Tech Data Corp. (b),(a)	2,800	229,068

		3,399,445

Distributors - Consumer Staples — 0.1%
Andersons, Inc. (b)	300	8,967
Bunge Ltd. (b)	400	21,376
Chefs’ Warehouse, Inc. (b),(a)	700	22,386
Core-Mark Holding Co., Inc. (b)	5,100	118,575
Performance Food Group Co. (b),(a)	20,500	661,535
Sysco Corp. (b)	78,000	4,887,480
United Natural Foods, Inc. (b),(a)	32,300	342,057
US Foods Holding Corp. (b),(a)	37,400	1,183,336

		7,245,712

Distributors - Discretionary — 0.0%
ePlus, Inc. (b),(a)	100	7,117
Essendant, Inc.	4,600	57,868
FTD Cos., Inc. (b),(a)	6,000	8,880
KAR Auction Services, Inc. (b)	18,300	873,276
LKQ Corp. (a)	6,100	144,753
PCM, Inc. (b),(a)	2,600	45,786
ScanSource, Inc. (b),(a)	1,200	41,256

		1,178,936

Electrical Equipment — 0.6%
AMETEK, Inc.	2,100	142,170
Amphenol Corp., Class A	2,100	170,142
AO Smith Corp. (b)	89,200	3,808,840
Bel Fuse, Inc., Class B (b)	100	1,842
BWX Technologies, Inc.	900	34,407
Eaton Corp. PLC (b)	18,300	1,256,478
Emerson Electric Co. (b)	175,900	10,510,025
FARO Technologies, Inc. (b),(a)	1,300	52,832
Honeywell International, Inc. (b)	30,300	4,003,236
Houston Wire & Cable Co. (b),(a)	1,200	6,072
Ingersoll-Rand PLC (b)	61,200	5,583,276
Kimball Electronics, Inc. (b),(a)	100	1,549
LSI Industries, Inc. (b)	3,500	11,095
National Instruments Corp. (b)	7,300	331,274
Powell Industries, Inc. (b)	500	12,505

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	7,900	$162,345
Rockwell Automation, Inc. (b)	38,500	5,793,480
Stoneridge, Inc. (a)	200	4,930
TE Connectivity Ltd. (b)	83,600	6,322,668

		38,209,166

Engineering & Construction Services — 0.1%
Aegion Corp. (b),(a)	3,500	57,120
Comfort Systems USA, Inc. (b)	4,000	174,720
EMCOR Group, Inc. (b)	400	23,876
Exponent, Inc. (b)	2,300	116,633
Fluor Corp.	13,900	447,580
frontdoor, Inc. (b),(a)	2,450	65,195
Great Lakes Dredge & Dock Corp. (b),(a)	4,700	31,114
Mistras Group, Inc. (b),(a)	2,600	37,388
MYR Group, Inc. (b),(a)	3,200	90,144
North American Construction Group Ltd.	600	5,340
Orion Marine Group, Inc. (b),(a)	4,000	17,160
Primoris Services Corp. (b)	1,300	24,869
Quanta Services, Inc. (b)	60,600	1,824,060
Sterling Construction Co., Inc. (b),(a)	6,700	72,963

		2,988,162

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	9,400	98,136
Resolute Forest Products, Inc. (b)	16,800	133,224
Schweitzer-Mauduit International, Inc.	2,900	72,645
Verso Corp. (b),(a)	17,800	398,720

		702,725

Gaming, Lodging & Restaurants — 1.4%
BBX Capital Corp. (b)	1,200	6,876
BJ’s Restaurants, Inc. (b)	13,300	672,581
Bojangles’, Inc. (b),(a)	7,900	127,032
Boyd Gaming Corp. (b)	18,400	382,352
Cannae Holdings, Inc. (a)	800	13,696
Carnival Corp. (b)	202,200	9,968,460
Carnival PLC, ADR	7,100	345,983
Carrols Restaurant Group, Inc. (b),(a)	7,600	74,784
Century Casinos, Inc. (b),(a)	400	2,956
Cracker Barrel Old Country Store, Inc.	15,099	2,413,726
Darden Restaurants, Inc. (b)	6,801	679,148
Del Frisco’s Restaurant Group, Inc. (b),(a)	8,900	63,635
Denny’s Corp. (b),(a)	3,600	58,356
Domino’s Pizza, Inc. (b)	19,800	4,910,202
El Pollo Loco Holdings, Inc. (b),(a)	2,600	39,442
Eldorado Resorts, Inc. (b),(a)	29,265	1,059,685
Famous Dave’s of America, Inc. (b),(a)	791	3,631
Fiesta Restaurant Group, Inc. (b),(a)	9,000	139,590
Habit Restaurants, Inc., Class A (b),(a)	13,000	136,500
Hilton Grand Vacations, Inc. (b),(a)	19,300	509,327
Hilton Worldwide Holdings, Inc. (b)	53,600	3,848,480
Hyatt Hotels Corp., Class A (b)	26,900	1,818,440
J Alexander’s Holdings, Inc. (b),(a)	1,100	9,053
Kona Grill, Inc. (b),(a)	1,000	1,050
Las Vegas Sands Corp. (b)	150,300	7,823,115
Lindblad Expeditions Holdings, Inc. (b),(a)	300	4,038
McDonald’s Corp. (b)	75,900	13,477,563
MGM Resorts International (b)	103,800	2,518,188
Monarch Casino & Resort, Inc. (b),(a)	1,800	68,652
Noodles & Co. (b),(a)	18,300	127,917
Norwegian Cruise Line Holdings Ltd. (b),(a)	73,700	3,124,143

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Playa Hotels & Resorts NV (a)	1,600	$11,504
Potbelly Corp. (b),(a)	3,400	27,370
Royal Caribbean Cruises Ltd. (b)	35,500	3,471,545
Ruth’s Hospitality Group, Inc. (b)	8,800	200,024
Starbucks Corp. (b)	408,900	26,333,160
Wendy’s Co. (b)	109,100	1,703,051
Wingstop, Inc. (b)	7,200	462,168
Wyndham Hotels & Resorts, Inc.	8,400	381,108
Yum! Brands, Inc. (b)	101,800	9,357,456

		96,375,987

Hardware — 0.5%
A10 Networks, Inc. (b),(a)	14,200	88,608
Acacia Communications, Inc. (a)	2,700	102,600
ADTRAN, Inc. (b)	1,700	18,258
Aerohive Networks, Inc. (b),(a)	1,300	4,238
Ambarella, Inc. (b),(a)	800	27,984
Apple, Inc.	7,451	1,175,321
Arista Networks, Inc. (b),(a)	20,000	4,214,000
CalAmp Corp. (b),(a)	6,200	80,662
Casa Systems, Inc. (b),(a)	13,900	182,507
Clearfield, Inc. (b),(a)	1,100	10,912
CommScope Holding Co., Inc. (b),(a)	121,100	1,984,829
Control4 Corp. (b),(a)	1,900	33,440
Corning, Inc. (b)	150,000	4,531,500
Daktronics, Inc. (b)	5,100	37,740
Dell Tech., C Shares (a)	10,430	509,714
Dolby Laboratories, Inc., Class A (b)	12,200	754,448
Eastman Kodak Co. (b),(a)	700	1,785
Electronics For Imaging, Inc. (b),(a)	11,400	282,720
Emcore Corp. (b),(a)	6,800	28,560
Finisar Corp. (a)	200	4,320
FLIR Systems, Inc. (b)	18,300	796,782
Harmonic, Inc. (b),(a)	4,600	21,712
Hewlett Packard Enterprise Co. (b)	329,700	4,355,337
HP, Inc. (b)	90,700	1,855,722
Infinera Corp. (b),(a)	19,700	78,603
InterDigital, Inc. (b)	1,400	93,002
Juniper Networks, Inc. (b)	140,400	3,778,164
KVH Industries, Inc. (b),(a)	600	6,174
LightPath Technologies, Inc., Class A (b),(a)	600	894
NetApp, Inc. (b)	21,300	1,270,971
Plantronics, Inc.	3,400	112,540
PlayAGS, Inc. (b),(a)	2,500	57,500
Pure Storage, Inc., Class A (b),(a)	123,100	1,979,448
Quantenna Communications, Inc. (a)	1,300	18,655
Quantum Corp. (b),(a)	637	1,274
Seagate Technology PLC (b)	119,200	4,599,928
Sierra Wireless, Inc. (b),(a)	1,700	22,831
Stratasys Ltd. (b),(a)	671	12,085
TTM Technologies, Inc. (a)	300	2,919
Turtle Beach Corp. (b),(a)	6,400	91,328
Ubiquiti Networks, Inc.	400	39,764
Viavi Solutions, Inc. (b),(a)	6,600	66,330
Vishay Precision Group, Inc. (b),(a)	1,300	39,299
Vocera Communications, Inc. (b),(a)	9,600	377,760
VOXX International Corp. (b),(a)	2,800	11,088
Xerox Corp. (b)	1,425	28,158
Zebra Technologies Corp., Class A (b),(a)	10,300	1,640,069

		35,432,483

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Health Care Facilities & Services — 1.8%
Amedisys, Inc. (b),(a)	1,300	$152,243
BioScrip, Inc. (b),(a)	16,400	58,548
Cardinal Health, Inc. (b)	81,300	3,625,980
Catalent, Inc. (b),(a)	3,400	106,012
Centene Corp. (b),(a)	26,515	3,057,180
Chemed Corp. (b)	200	56,656
Cigna Corp. (c),(a)	79,280	15,056,858
Civitas Solutions, Inc. (b),(a)	1,400	24,514
CVS Health Corp. (c),(b)	324,610	21,268,447
Encompass Health Corp. (b)	26,300	1,622,710
Ensign Group, Inc. (b)	3,600	139,644
Enzo Biochem, Inc. (b),(a)	6,600	18,348
Five Star Quality Care, Inc. (b),(a)	1,778	827
HCA Holdings, Inc. (b)	37,400	4,654,430
HealthEquity, Inc. (a)	600	35,790
Humana, Inc. (b)	15,800	4,526,384
Iqvia Holdings, Inc. (c),(a)	126,020	14,639,743
Laboratory Corp. of America Holdings (b),(a)	8,000	1,010,880
Magellan Health, Inc. (b),(a)	15,200	864,728
Medpace Holdings, Inc. (b),(a)	12,300	651,039
Molina Healthcare, Inc. (b),(a)	34,400	3,997,968
Natera, Inc. (b),(a)	8,100	113,076
NeoGenomics, Inc. (b),(a)	4,500	56,745
Owens & Minor, Inc. (b)	7,200	45,576
Patterson Cos., Inc. (b)	54,400	1,069,504
PRA Health Sciences, Inc. (b),(a)	800	73,568
Premier, Inc., Class A (b),(a)	24,100	900,135
Providence Service Corp. (b),(a)	400	24,008
Quest Diagnostics, Inc. (b)	42,900	3,572,283
Quorum Health Corp. (b),(a)	6,000	17,340
R1 RCM, Inc. (b),(a)	2,700	21,465
RadNet, Inc. (b),(a)	10,300	104,751
Tivity Health, Inc. (b),(a)	4,700	116,607
Triple-S Management Corp., B Shares (b),(a)	6,700	116,513
UnitedHealth Group, Inc. (c),(b)	95,360	23,756,083
WellCare Health Plans, Inc. (c),(a)	84,230	19,885,861

		125,442,444

Health Care Facilities & Services — 0.0%
Digirad Corp. (b)	1,900	1,083

Home & Office Products — 0.2%
ACCO Brands Corp. (b)	8,600	58,308
Armstrong Flooring, Inc. (b),(a)	4,600	54,464
Armstrong World Industries, Inc.	6,000	349,260
Caesarstone Sdot-Yam Ltd. (b)	10,200	138,516
CSS Industries, Inc. (b)	300	2,691
DR Horton, Inc. (b)	12,500	433,250
Fortune Brands Home & Security, Inc.	19,000	721,810
HNI Corp. (b)	200	7,086
Interface, Inc.	3,300	47,025
KB Home	800	15,280
Kimball International, Inc., Class B (b)	3,400	48,246
Knoll, Inc. (b)	3,200	52,736
Libbey, Inc. (b)	200	776
Masco Corp. (b)	192,400	5,625,776
Masonite International Corp. (a)	100	4,483
Mohawk Industries, Inc. (b),(a)	46,700	5,462,032
NVR, Inc. (a)	100	243,699
PGT, Inc. (b),(a)	12,500	198,125
PulteGroup, Inc. (b)	3,000	77,970

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp. (b)	2,600	$35,334
Scotts Miracle-Gro Co., Class A	700	43,022
Steelcase, Inc., Class A (b)	4,400	65,252
Toll Brothers, Inc. (b)	35,100	1,155,843
Whirlpool Corp. (b)	3,800	406,106

		15,247,090

Industrial Services — 0.0%
AMERCO (b)	200	65,622
DXP Enterprises, Inc. (b),(a)	400	11,136
H&E Equipment Services, Inc. (b)	5,600	114,352
Herc Holdings, Inc. (b),(a)	2,654	68,977
McGrath RentCorp (b)	3,500	180,180
MSC Industrial Direct Co., Inc.	400	30,768
SiteOne Landscape Supply, Inc. (a)	1,600	88,432
Titan Machinery, Inc. (b),(a)	7,100	93,365
United Rentals, Inc. (a)	7,000	717,710
WESCO International, Inc. (b),(a)	6,200	297,600

		1,668,142

Institutional Financial Services — 0.2%
Cowen Group, Inc., Class A (b),(a)	425	5,669
Houlihan Lokey, Inc. (c)	123,957	4,561,618
IntercontinentalExchange Group, Inc. (b)	5,400	406,782
LPL Financial Holdings, Inc. (b)	800	48,864
Moelis & Co., Class A	300	10,314
Northern Trust Corp. (c)	44,096	3,685,985
SEI Investments Co. (b)	9,000	415,800
State Street Corp.	17,000	1,072,190

		10,207,222

Insurance — 0.4%
Allstate Corp. (b)	47,801	3,949,797
American Financial Group, Inc.	300	27,159
AMERISAFE, Inc. (b)	1,200	68,028
Arch Capital Group Ltd. (b),(a)	41,400	1,106,208
Aspen Insurance Holdings Ltd. (b)	17,800	747,422
Assured Guaranty Ltd. (b)	5,500	210,540
Athene Holding Ltd., Class A (c),(b),(a)	37,892	1,509,238
Atlas Financial Holdings, Inc. (b),(a)	300	2,427
Brown & Brown, Inc.	800	22,048
Citizens, Inc. (b),(a)	200	1,504
Crawford & Co., Class B (b)	100	900
eHealth, Inc. (b),(a)	3,400	130,628
Employers Holdings, Inc. (b)	3,600	151,092
FedNat Holding Co. (b)	200	3,984
FGL Holdings (c),(b),(a)	1,233,469	8,214,904
Genworth Financial, Inc., Class A (b),(a)	4,000	18,640
Greenlight Capital Re Ltd., A Shares (b),(a)	2,900	24,998
Hanover Insurance Group, Inc.	600	70,062
Hartford Financial Services Group, Inc. (b)	43,600	1,938,020
Health Insurance Innovations, Inc., Class A (b),(a)	400	10,692
Kinsale Capital Group, Inc. (b)	1,600	88,896
Lincoln National Corp. (b)	1,300	66,703
Maiden Holdings Ltd. (b)	17,600	29,040
Marsh & McLennan Cos., Inc.	600	47,850
Mercury General Corp. (b)	2,900	149,959
NMI Holdings, Inc., Class A (b),(a)	13,500	240,975
Old Republic International Corp. (b)	20,500	421,685
Principal Financial Group, Inc. (b)	38,300	1,691,711
Progressive Corp. (b)	92,900	5,604,657
Protective Insurance Corp. (b)	600	9,990
Unum Group (b)	64,400	1,892,072

		28,451,829

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Iron & Steel — 0.0%
Northwest Pipe Co. (b),(a)	1,200	$27,948
Nucor Corp. (b)	16,600	860,046
Ryerson Holding Corp. (b),(a)	2,500	15,850
Shiloh Industries, Inc. (b),(a)	600	3,498
Steel Dynamics, Inc.	10,900	327,436

		1,234,778

Leisure Products — 0.0%
Brunswick Corp.	6,200	287,990
Callaway Golf Co. (b)	24,500	374,850
Clarus Corp. (b)	4,900	49,588
JAKKS Pacific, Inc. (b),(a)	1,900	2,793
Malibu Boats, Inc. (b),(a)	8,600	299,280
MasterCraft Boat Holdings, Inc. (b),(a)	6,500	121,550
Thor Industries, Inc. (b)	4,700	244,400
YETI Holdings, Inc. (a)	300	4,452

		1,384,903

Machinery — 0.1%
AGCO Corp.	9,500	528,865
Briggs & Stratton Corp. (b)	7,200	94,176
Caterpillar, Inc.	800	101,656
Colfax Corp. (a)	10,600	221,540
Columbus McKinnon Corp. (b)	1,400	42,196
Crane Co. (b)	800	57,744
Curtiss-Wright Corp. (b)	1,000	102,120
Federal Signal Corp. (b)	600	11,940
Gardner Denver Holdings, Inc. (b),(a)	21,400	437,630
Graham Corp. (b)	800	18,272
Hillenbrand, Inc.	1,400	53,102
Hyster-Yale Materials Handling, Inc. (b)	400	24,784
ITT, Inc.	1,700	82,059
Lincoln Electric Holdings (b)	12,500	985,625
MTS Systems Corp. (b)	1,100	44,143
Mueller Water Products, Inc., Class A	7,900	71,890
NN, Inc.	900	6,039
Nordson Corp.	700	83,545
Oshkosh Corp. (b)	28,600	1,753,466
Parker-Hannifin Corp. (b)	25,600	3,817,984
Pentair PLC (b)	25,700	970,946
Raven Industries, Inc. (b)	700	25,333
Rexnord Corp. (a)	100	2,295
SPX FLOW, Inc. (b),(a)	1,000	30,420
Toro Co. (b)	4,800	268,224
Welbilt, Inc. (a)	1,200	13,332

		9,849,326

Manufactured Goods — 0.0%
Atkore International Group, Inc. (b),(a)	20,100	398,784
AZZ, Inc. (b)	100	4,036
Core Molding Technologies, Inc. (b)	400	2,844
DMC Global, Inc. (b)	2,700	94,824
Gibraltar Industries, Inc. (b),(a)	4,100	145,919
Global Brass & Copper Holdings, Inc. (b)	4,000	100,600
Insteel Industries, Inc. (b)	2,600	63,128
LB Foster Co., Class A (b),(a)	1,000	15,900

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
NCI Building Systems, Inc. (b),(a)	10,900	$79,025
Timken Co. (b)	4,300	160,476

		1,065,536

Media — 0.9%
Alphabet, Inc., Class A (b),(a)	2,600	2,716,896
Altice USA, Inc.	1,700	28,084
ANGI Homeservices, Inc. (b),(a)	18,300	294,081
AutoWeb, Inc. (b),(a)	2,500	7,625
Boingo Wireless, Inc. (b),(a)	11,500	236,555
Booking Holdings, Inc. (a)	1	1,723
Cargurus, Inc. (b),(a)	34,400	1,160,312
Central European Media Enterprises Ltd., A Shares (b),(a)	4,500	12,510
Clear Channel Outdoor Holdings, Inc., Class A (b)	3,800	19,722
Comcast Corp., Class A (b)	228,600	7,783,830
DHI Group, Inc. (b),(a)	6,100	9,272
DISH Network Corp., Class A (a)	2,900	72,413
Entravision Communications Corp., Class A (b)	2,500	7,275
Expedia, Inc.	7,916	891,737
Facebook, Inc., Class A (b),(a)	134,000	17,566,060
Forrester Research, Inc. (b)	200	8,940
GoDaddy, Inc., Class A (b),(a)	58,000	3,805,960
Gray Television, Inc. (a)	3,700	54,538
Harte-Hanks, Inc. (b),(a)	390	944
HealthStream, Inc. (b)	100	2,415
IAC/InterActiveCorp (b),(a)	30,700	5,619,328
IMAX Corp. (b),(a)	6,400	120,384
John Wiley & Sons, Inc., Class A	100	4,697
Lee Enterprises, Inc. (b),(a)	300	633
Liberty SiriusXM Group, Class A (c),(b),(a)	11,499	423,163
Liberty SiriusXM Group, Class C (a)	8,300	306,934
Liberty TripAdvisor Holdings, Inc., Class A (b),(a)	14,000	222,460
Lions Gate Entertainment Corp., Class A	6,200	99,820
Marchex, Inc., Class B (b)	2,600	6,890
Marin Software, Inc. (b),(a)	442	2,347
Match Group, Inc. (b)	26,100	1,116,297
MDC Partners, Inc., Class A (a)	100	261
Meet Group, Inc. (The) (b),(a)	1,500	6,945
Netflix, Inc. (b),(a)	28,000	7,494,480
Omnicom Group, Inc.	9,288	680,253
Pandora Media, Inc. (b),(a)	3,700	29,933
Points International Ltd. (b),(a)	2,000	19,920
QuinStreet, Inc. (a)	100	1,623
Quotient Technology, Inc. (a)	600	6,408
Rubicon Project, Inc. (b),(a)	19,600	73,108
Shaw Communications, Inc.	1,600	28,944
Shutterstock, Inc. (b)	8,200	295,282
Sinclair Broadcast Group, Inc., Class A	1,000	26,340
Sirius XM Holdings, Inc.	18,400	105,064
Stamps.com, Inc. (b),(a)	300	46,692
TechTarget, Inc. (b),(a)	15,700	191,697
Townsquare Media, Inc., Class A (b)	100	408
Travelzoo, Inc. (b),(a)	100	983
Tribune Media Co. (b)	10,100	458,338
Tribune Publishing Co. (b),(a)	500	5,670
TripAdvisor, Inc. (a)	9,098	490,746
TrueCar, Inc. (b),(a)	34,400	311,664
Twitter, Inc. (b),(a)	83,900	2,411,286
VeriSign, Inc. (b),(a)	26,000	3,855,540
Walt Disney Co.	29,926	3,281,386
World Wrestling Entertainment, Inc., Class A (b)	17,200	1,285,184
Yext, Inc. (b),(a)	51,600	766,260
Zillow Group, Inc. (a)	6,218	195,432

		64,673,692

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Medical Equipment & Devices — 2.9%
ABIOMED, Inc. (b),(a)	20,000	$6,500,800
Accuray, Inc. (b),(a)	5,000	17,050
Agilent Technologies, Inc. (b)	91,500	6,172,590
Align Technology, Inc. (b),(a)	1,700	356,031
AngioDynamics, Inc. (b),(a)	5,600	112,728
AtriCure, Inc. (b),(a)	300	9,180
AxoGen, Inc. (b),(a)	3,900	79,677
Becton Dickinson and Co. (b)	1,700	383,044
Boston Scientific Corp. (c),(b),(a)	498,990	17,634,307
Cardiovascular Systems, Inc. (b),(a)	2,200	62,678
CareDx, Inc. (b),(a)	22,600	568,164
Cerus Corp. (b),(a)	3,500	17,745
ConforMIS, Inc. (b),(a)	4,300	1,539
CryoLife, Inc. (b),(a)	900	25,542
Cutera, Inc. (b),(a)	800	13,616
CytoSorbents Corp. (b),(a)	7,300	58,984
Danaher Corp. (c),(b)	245,960	25,363,395
DexCom, Inc. (c),(b),(a)	235,370	28,197,326
Endologix, Inc. (b),(a)	6,100	4,368
Fluidigm Corp. (b),(a)	17,100	147,402
FONAR Corp. (b),(a)	400	8,096
GenMark Diagnostics, Inc. (b),(a)	9,200	44,712
Genomic Health, Inc. (a)	1,500	96,615
Harvard Bioscience, Inc. (b),(a)	500	1,590
Hill-Rom Holdings, Inc. (b)	2,500	221,375
Hologic, Inc. (b),(a)	18,600	764,460
IDEXX Laboratories, Inc. (b),(a)	12,900	2,399,658
Inogen, Inc. (b),(a)	2,100	260,757
Intuitive Surgical, Inc. (c),(b),(a)	61,590	29,496,683
Invacare Corp.	2,500	10,750
iRhythm Technologies, Inc. (b),(a)	800	55,584
Lantheus Holdings, Inc. (b),(a)	6,700	104,855
LivaNova PLC (c),(a)	239,010	21,862,245
Masimo Corp. (b),(a)	6,800	730,116
Medtronic PLC (c),(b)	287,820	26,180,107
Meridian Bioscience, Inc. (b)	8,000	138,880
Myriad Genetics, Inc. (a)	400	11,628
NanoString Technologies, Inc. (b),(a)	700	10,381
Novocure Ltd. (b),(a)	5,900	197,532
NuVasive, Inc. (b),(a)	100	4,956
Nuvectra Corp. (b),(a)	800	13,072
OraSure Technologies, Inc. (b),(a)	5,200	60,736
Orthofix Medical, Inc. (b),(a)	4,000	209,960
Oxford Immunotec Global PLC (b),(a)	700	8,946
Penumbra, Inc. (b),(a)	300	36,660
QIAGEN NV (a)	13,400	461,630
Quidel Corp. (b),(a)	700	34,174
Quotient Ltd. (b),(a)	600	3,672
Repligen Corp. (a)	700	36,918
RTI Surgical, Inc. (b),(a)	6,200	22,940
SeaSpine Holdings Corp. (b),(a)	200	3,648
STAAR Surgical Co. (b),(a)	6,900	220,179
Stryker Corp. (c),(b)	123,419	19,345,928
SurModics, Inc. (b),(a)	900	42,534
T2 Biosystems, Inc. (b),(a)	100	301
Tandem Diabetes Care, Inc. (b),(a)	30,363	1,152,883
Varex Imaging Corp. (a)	100	2,368
Varian Medical Systems, Inc. (b),(a)	19,100	2,164,221

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Veracyte, Inc. (b),(a)	2,800	$35,224
Vericel Corp. (a)	1,300	22,620
Zimmer Holdings, Inc. (c),(b)	82,715	8,579,200

		200,784,960

Metals & Mining — 0.0%
Alcoa Corp. (a)	10,101	268,485
Asanko Gold, Inc. (b),(a)	1,800	1,149
B2Gold Corp. (a)	800	2,336
Encore Wire Corp. (b)	600	30,108
Ferroglobe PLC	6,800	10,812
Freeport-McMoRan, Inc.	11,600	119,596
Golden Star Resources Ltd. (a)	1,000	3,150
Harsco Corp. (b),(a)	1,200	23,832
HudBay Minerals, Inc. (b)	1,000	4,720
IAMGOLD Corp. (a)	500	1,840
Kirkland Lake Gold Ltd. (b)	1,600	41,744
New Gold, Inc. (b),(a)	31,800	24,066
Royal Gold, Inc. (b)	100	8,565
Silvercorp Metals, Inc. (b)	1,000	2,100
Taseko Mines Ltd. (b),(a)	4,500	2,129
Teck Resources Ltd., B Shares (b)	44,600	960,684

		1,505,316

Oil, Gas & Coal — 1.3%
Abraxas Petroleum Corp. (b),(a)	49,900	54,391
Alta Mesa Resources, Inc., Class A (a)	6,700	6,700
Anadarko Petroleum Corp.	1,700	74,528
Baker Hughes a GE Co.	61,300	1,317,950
C&J Energy Services, Inc. (a)	4,500	60,750
Cabot Oil & Gas Corp.	32,700	730,845
Centennial Resource Development, Inc., Class A (a)	12,900	142,158
Cheniere Energy, Inc. (a)	10,698	633,215
Chevron Corp. (b)	72,400	7,876,396
Civeo Corp. (b),(a)	21,600	30,888
CNX Resources Corp. (b),(a)	21,400	244,388
Concho Resources, Inc. (a)	5,500	565,345
CONSOL Energy, Inc. (b),(a)	1,000	31,710
Continental Resources, Inc. (b),(a)	22,300	896,237
CVR Energy, Inc.	600	20,688
Dawson Geophysical Co. (b),(a)	882	2,981
EOG Resources, Inc.	10,600	924,426
Era Group, Inc. (b),(a)	300	2,622
Evolution Petroleum Corp. (b)	3,600	24,552
Exxon Mobil Corp.	7,300	497,787
Forum Energy Technologies, Inc. (a)	13,700	56,581
Geospace Technologies Corp. (b),(a)	100	1,031
Gran Tierra Energy, Inc. (b),(a)	900	1,953
Gulf Island Fabrication, Inc. (b)	1,600	11,552
Hallador Energy Co. (b)	1,400	7,098
Halliburton Co.	110,900	2,947,722
Helmerich & Payne, Inc.	14,900	714,306
Independence Contract Drilling, Inc. (b),(a)	4,900	15,288
Key Energy Services, Inc. (a)	1,200	2,484
Marathon Oil Corp.	6,200	88,908
Marathon Petroleum Corp. (c),(b)	475,840	28,079,318
Matrix Service Co. (b),(a)	7,400	132,756
Midstates Petroleum Co., Inc. (b),(a)	400	3,004
Murphy USA, Inc. (b),(a)	6,000	459,840
NACCO Industries, Inc., Class A (b)	100	3,390
Natural Gas Services Group, Inc. (b),(a)	1,200	19,728
Newfield Exploration Co. (a)	22,000	322,520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Noble Corp. PLC (a)	6,100	$15,982
Noble Energy, Inc.	2,367	44,405
Oasis Petroleum, Inc. (a)	12,400	68,572
Occidental Petroleum Corp. (b)	104,900	6,438,762
ONEOK, Inc.	14,200	766,090
Peabody Energy Corp. (b)	10,100	307,848
Penn Virginia Corp. (b),(a)	1,700	91,902
PHI, Inc. (b),(a)	1,400	2,590
Phillips 66 (b)	6,200	534,130
Pioneer Energy Services Corp. (b),(a)	15,300	18,819
Pioneer Natural Resources Co. (b)	50,000	6,576,000
SandRidge Energy, Inc. (b),(a)	8,700	66,207
Schlumberger Ltd.	554,200	19,995,536
Select Energy Services, Inc., Class A (a)	800	5,056
SilverBow Resources, Inc. (b),(a)	500	11,820
Suncor Energy, Inc.	14,500	405,565
Superior Energy Services, Inc. (a)	1,000	3,350
Tidewater, Inc. (b),(a)	453	8,666
TransGlobe Energy Corp. (b)	1,500	2,805
Transocean Ltd. (b),(a)	114,033	791,389
TravelCenters of America LLC (b),(a)	5,300	19,928
VAALCO Energy, Inc. (b),(a)	2,700	3,969
Valero Energy Corp. (b)	59,800	4,483,206
World Fuel Services Corp. (b)	6,800	145,588

		87,814,221

Passenger Transportation — 0.2%
Copa Holdings SA, Class A (b)	9,000	708,390
Delta Air Lines, Inc. (b)	122,200	6,097,780
JetBlue Airways Corp. (a)	12,600	202,356
Southwest Airlines Co. (b)	125,000	5,810,000
Spirit Airlines, Inc. (b),(a)	5,400	312,768
United Continental Holdings, Inc. (b),(a)	23,000	1,925,790

		15,057,084

Real Estate — 0.6%
Alexander & Baldwin, Inc. (a)	610	11,212
Apartment Investment & Management Co., Class A	900	39,492
AvalonBay Communities, Inc. (c),(b)	3,682	640,852
Boston Properties, Inc. (c),(b)	3,824	430,391
Brandywine Realty Trust	2,500	32,175
Brookfield Property REIT, Inc., Class A	600	9,660
CareTrust REIT, Inc.	25,100	463,346
Cedar Realty Trust, Inc.	900	2,826
Colliers International Group, Inc. (b)	1,100	60,544
Columbia Property Trust, Inc.	500	9,675
CoreCivic, Inc.	9,300	165,819
CyrusOne, Inc. (c)	155,956	8,246,953
Digital Realty Trust, Inc. (c)	7,217	768,971
Duke Realty Corp.	3,600	93,240
Empire State Realty Trust, Inc., Class A	8,700	123,801
EPR Properties	22,000	1,408,660
Equinix, Inc. (c),(b)	1,826	643,775
Equity Residential (c),(b)	10,317	681,025
Essex Property Trust, Inc. (c)	3,345	820,227
First Industrial Realty Trust, Inc.	16,700	481,962
FirstService Corp. (b)	1,000	68,480
Gaming and Leisure Properties, Inc.	63,645	2,056,370
Getty Realty Corp.	200	5,882
Gladstone Commercial Corp. (b)	6,300	112,896
Gladstone Land Corp.	400	4,592
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,800	91,440

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
HCP, Inc. (c)	32,196	$899,234
Host Hotels & Resorts, Inc. (c)	37,783	629,843
Investors Real Estate Trust (c)	98,456	4,831,236
JBG SMITH Properties (c),(b)	1,481	51,554
Lexington Realty Trust	1,900	15,599
LTC Properties, Inc.	2,518	104,950
MedEquities Realty Trust, Inc. (a)	4,500	30,780
Monmouth Real Estate Investment Corp., Class A	34,200	424,080
National Health Investors, Inc.	1,200	90,648
Newmark Group, Inc., Class A	12,600	101,052
Omega Healthcare Investors, Inc.	52,360	1,840,454
One Liberty Properties, Inc.	1,600	38,752
Outfront Media, Inc.	13,100	237,372
Prologis, Inc. (c),(b)	15,075	885,204
Public Storage (c),(b)	4,028	815,308
Rayonier, Inc.	1,100	30,459
RE/MAX Holdings, Inc., Class A (b)	2,823	86,807
Realty Income Corp. (c)	15,824	997,545
Saul Centers, Inc.	100	4,722
SBA Communications Corp. (b),(a)	36,800	5,957,552
Simon Property Group, Inc. (c),(b)	8,420	1,414,476
Spirit MTA REIT	100	713
Spirit Realty Capital, Inc.	4,600	162,150
STORE Capital Corp.	18,500	523,735
Summit Hotel Properties, Inc.	500	4,865
UDR, Inc.	2,400	95,088
Urban Edge Properties	5,800	96,396
Urstadt Biddle Properties, Inc., Class A (b)	3,200	61,504
Ventas, Inc. (c),(b)	9,606	562,816
Vornado Realty Trust (c),(b)	4,398	272,808
Welltower, Inc. (c),(b)	9,827	682,092
Weyerhaeuser Co.	26,200	572,732
WP Carey, Inc.	28,400	1,855,656
Xenia Hotels & Resorts, Inc.	15,600	268,320

		42,120,768

Recreation Facilities & Services — 0.0%
Marcus Corp. (b)	1,200	47,400
Planet Fitness, Inc., Class A (b),(a)	14,400	772,128
SeaWorld Entertainment, Inc. (b),(a)	40,000	883,600
Speedway Motorsports, Inc. (b)	900	14,643

		1,717,771

Renewable Energy — 0.0%
Ameresco, Inc., Class A (b),(a)	3,200	45,120
Canadian Solar, Inc. (a)	23,700	339,858
FutureFuel Corp. (b)	2,400	38,064
Renewable Energy Group, Inc. (b),(a)	4,700	120,790
TPI Composites, Inc. (b),(a)	3,200	78,656

		622,488

Retail—Consumer Staples — 0.4%
Big Lots, Inc. (b)	17,700	511,884
Costco Wholesale Corp. (b)	49,000	9,981,790
Dollar Tree, Inc. (b),(a)	56,800	5,130,176
Five Below, Inc. (b),(a)	19,100	1,954,312
Ingles Markets, Inc., Class A (b)	3,200	87,104
Natural Grocers by Vitamin Cottage, Inc. (b),(a)	1,600	24,528
Ollie’s Bargain Outlet Holdings, Inc. (b),(a)	5,200	345,852
Smart & Final Stores, Inc. (b),(a)	4,800	22,752
SpartanNash Co. (b)	200	3,436
Sprouts Farmers Market, Inc. (a)	31,700	745,267

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Target Corp. (b)	153,200	$10,124,988
Village Super Market, Inc., Class A (b)	700	18,718
Weis Markets, Inc. (b)	100	4,778

		28,955,585

Retail—Discretionary — 1.5%
1-800-Flowers.com, Inc., Class A (b),(a)	2,500	30,575
Advance Auto Parts, Inc. (b)	45,900	7,227,414
American Eagle Outfitters, Inc. (b)	7,100	137,243
At Home Group, Inc. (a)	500	9,330
AutoNation, Inc. (a)	500	17,850
AutoZone, Inc. (b),(a)	11,700	9,808,578
Avis Budget Group, Inc. (a)	200	4,496
Barnes & Noble Education, Inc. (b),(a)	9,000	36,090
Bassett Furniture Industries, Inc. (b)	1,100	22,044
Boot Barn Holdings, Inc. (b),(a)	12,300	209,469
CarMax, Inc. (b),(a)	15,200	953,496
Chegg, Inc. (a)	3,800	107,996
Christopher & Banks Corp. (b),(a)	100	46
Citi Trends, Inc. (b)	2,900	59,131
Container Store Group, Inc. (b),(a)	3,900	18,603
Destination XL Group, Inc. (b),(a)	2,499	5,423
DSW, Inc., Class A (b)	28,500	703,950
eBay, Inc. (a)	25,100	704,557
Ethan Allen Interiors, Inc. (b)	1,100	19,349
Etsy, Inc. (b),(a)	62,600	2,977,882
EVINE Live, Inc. (b),(a)	1,700	678
Ezcorp, Inc., Class A (b),(a)	14,100	108,993
Floor & Decor Holdings, Inc., Class A (b),(a)	1,400	36,260
Francesca’s Holdings Corp. (a)	12,100	11,747
Freshpet, Inc. (b),(a)	500	16,080
Genesco, Inc. (b),(a)	2,500	110,750
Genuine Parts Co. (b)	21,100	2,026,022
GMS, Inc. (b),(a)	5,000	74,300
Home Depot, Inc. (b)	153,200	26,322,824
Kirkland’s, Inc. (b),(a)	5,800	55,274
Liquidity Services, Inc. (b),(a)	2,800	17,276
Lululemon Athletica, Inc. (b),(a)	7,500	912,075
Macy’s, Inc. (b)	163,800	4,877,964
MarineMax, Inc. (a)	1,700	31,127
Monro Muffler Brake, Inc. (b)	6,000	412,500
Nordstrom, Inc. (b)	22,301	1,039,450
O’Reilly Automotive, Inc. (b),(a)	26,500	9,124,745
Office Depot, Inc. (b)	9,945	25,658
RTW RetailWinds, Inc. (a),(b)	3,000	8,490
Sears Hometown and Outlet Stores, Inc. (b),(a)	100	213
Shoe Carnival, Inc. (b)	500	16,755
Stein Mart, Inc. (b),(a)	400	428
Stitch Fix, Inc., Class A (a)	100	1,709
Tapestry, Inc. (b)	91,600	3,091,500
Tile Shop Holdings, Inc. (b)	16,900	92,612
Tilly’s, Inc., Class A (b)	13,500	146,610
TJX Cos., Inc. (b)	380,400	17,019,096
Tuesday Morning Corp. (b),(a)	2,000	3,400
Ulta Salon Cosmetics & Fragrance, Inc. (b),(a)	37,072	9,076,708
Wayfair, Inc., Class A (b),(a)	35,400	3,188,832

		100,903,598

Semiconductors — 0.9%
Advanced Energy Industries, Inc. (b),(a)	1,800	77,274
Alpha & Omega Semiconductor Ltd. (b),(a)	3,600	36,684
Amkor Technology, Inc. (b),(a)	53,500	350,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Amtech Systems, Inc. (b),(a)	100	$453
Applied Materials, Inc. (b)	117,600	3,850,224
Axcelis Technologies, Inc. (b),(a)	13,150	234,070
AXT, Inc. (a)	200	870
Broadcom, Inc.	4,507	1,146,040
Cabot Microelectronics Corp. (b)	3,400	324,190
CEVA, Inc. (b),(a)	5,700	125,913
Cohu, Inc. (b)	1,652	26,548
Data I/O Corp. (b),(a)	100	500
Diodes, Inc. (b),(a)	8,900	287,114
DSP Group, Inc. (b),(a)	2,000	22,400
Inphi Corp. (a)	400	12,860
Intel Corp. (b)	474,019	22,245,712
IPG Photonics Corp. (b),(a)	16,100	1,823,969
KLA-Tencor Corp. (b)	64,800	5,798,952
Lam Research Corp.	400	54,468
Lattice Semiconductor Corp. (b),(a)	19,600	135,632
M/A-COM Technology Solutions Holdings, Inc. (b),(a)	2,432	35,288
Maxim Integrated Products, Inc. (b)	2,300	116,955
Micron Technology, Inc. (a)	102,272	3,245,090
MKS Instruments, Inc.	2,100	135,681
Nanometrics, Inc. (b),(a)	9,600	262,368
NVIDIA Corp.	23,300	3,110,550
Photronics, Inc. (b),(a)	17,700	171,336
Pixelworks, Inc. (b),(a)	9,700	28,130
Rambus, Inc. (b),(a)	33,800	259,246
Rudolph Technologies, Inc. (b),(a)	9,100	186,277
Semtech Corp. (b),(a)	5,600	256,872
Silicon Laboratories, Inc. (b),(a)	1,300	102,453
Skyworks Solutions, Inc.	1,600	107,232
Synaptics, Inc. (b),(a)	5,400	200,934
Teradyne, Inc. (b)	57,000	1,788,660
Texas Instruments, Inc. (b)	150,100	14,184,450
Veeco Instruments, Inc. (b),(a)	10,730	79,509
Vishay Intertechnology, Inc.	200	3,602
Xilinx, Inc. (b)	45,000	3,832,650
Xperi Corp. (b)	2,500	45,975

		64,708,091

Software — 1.7%
ACI Worldwide, Inc. (a)	1,500	41,505
Activision Blizzard, Inc.	57,200	2,663,804
Agilysys, Inc. (b),(a)	1,100	15,774
Akamai Technologies, Inc. (a)	7,000	427,560
Altair Engineering, Inc. (b),(a)	14,700	405,426
Alteryx, Inc., Class A (a)	2,700	160,569
Amber Road, Inc. (b),(a)	5,100	41,973
ANSYS, Inc. (b),(a)	100	14,294
Appfolio, Inc. (b),(a)	4,300	254,646
Apptio, Inc., Class A (b),(a)	14,500	550,420
Aspen Technology, Inc. (b),(a)	10,300	846,454
Atlassian Corp. PLC, Class A (b),(a)	41,200	3,665,976
Autodesk, Inc. (b),(a)	24,500	3,150,945
Avid Technology, Inc. (b),(a)	6,200	29,450
Benefitfocus, Inc. (b),(a)	4,600	210,312
Black Knight, Inc. (b),(a)	27,400	1,234,644
Blackbaud, Inc. (b)	1,300	81,770
Blackline, Inc. (b),(a)	200	8,190
Bottomline Technologies, Inc. (b),(a)	2,800	134,400
Box, Inc., Class A (a)	6,100	102,968
Brightcove, Inc. (b),(a)	7,500	52,800
Cadence Design Systems, Inc. (b),(a)	70,100	3,047,948

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Calix, Inc. (b),(a)	4,700	$45,825
Carbonite, Inc. (b),(a)	1,300	32,838
CDK Global, Inc. (b)	50,801	2,432,352
Cerner Corp. (b),(a)	17,100	896,724
ChannelAdvisor Corp. (b),(a)	5,300	60,155
Cision Ltd. (b),(a)	3,300	38,610
Citrix Systems, Inc. (b)	51,900	5,317,674
Cloudera, Inc. (a)	500	5,530
Cornerstone OnDemand, Inc. (b),(a)	24,400	1,230,492
Coupa Software, Inc. (b),(a)	36,400	2,288,104
Descartes Systems Group, Inc. (a)	100	2,646
Digi International, Inc. (b),(a)	3,500	35,315
Digital Turbine, Inc. (b),(a)	1,400	2,562
Dropbox, Inc., Class A (b),(a)	30,100	614,943
Ebix, Inc.	3,600	153,216
eGain Corp. (b),(a)	700	4,599
Electronic Arts, Inc. (b),(a)	165,500	13,059,605
Everbridge, Inc. (b),(a)	11,300	641,388
Finjan Holdings, Inc. (b),(a)	1,100	2,761
FireEye, Inc. (b),(a)	96,400	1,562,644
Five9, Inc. (b),(a)	18,300	800,076
ForeScout Technologies, Inc. (b),(a)	2,600	67,574
Fortinet, Inc. (b),(a)	74,600	5,254,078
Glu Mobile, Inc. (a)	6,600	53,262
GreenSky, Inc., Class A (a)	9,000	86,130
Hortonworks, Inc. (b),(a)	11,900	171,598
HubSpot, Inc. (b),(a)	17,600	2,212,848
Immersion Corp. (b),(a)	11,200	100,352
InnerWorkings, Inc. (b),(a)	13,000	48,620
Inseego Corp. (b),(a)	100	415
j2 Global, Inc.	200	13,876
KEYW Holding Corp. (The) (a)	1,700	11,373
Limelight Networks, Inc. (b),(a)	42,400	99,216
LivePerson, Inc. (b),(a)	7,300	137,678
Microsoft Corp.	13,592	1,380,539
MicroStrategy, Inc., Class A (b),(a)	2,500	319,375
Mimecast Ltd. (b),(a)	5,900	198,417
MobileIron, Inc. (a)	1,200	5,508
Model N, Inc. (b),(a)	9,400	124,362
Monotype Imaging Holdings, Inc. (b)	1,200	18,624
New Relic, Inc. (b),(a)	35,800	2,898,726
NextGen Healthcare, Inc. (b),(a)	2,700	40,905
Nuance Communications, Inc. (a)	13,800	182,574
Okta, Inc. (b),(a)	40,100	2,558,380
OneSpan, Inc. (b),(a)	600	7,770
Palo Alto Networks, Inc. (b),(a)	54,000	10,170,900
Paylocity Holding Corp. (b),(a)	2,600	156,546
PDF Solutions, Inc. (b),(a)	5,600	47,208
Proofpoint, Inc. (b),(a)	27,100	2,271,251
PROS Holdings, Inc. (b),(a)	6,100	191,540
QAD, Inc., Class A (b)	1,400	55,062
Qualys, Inc. (b),(a)	1,300	97,162
Rapid7, Inc. (b),(a)	12,200	380,152
Ribbon Communications, Inc. (b),(a)	8,000	38,560
Rosetta Stone, Inc. (b),(a)	5,700	93,480
SailPoint Technologies Holding, Inc. (b),(a)	3,000	70,470
salesforce.com, Inc. (a)	2,560	350,643
Seachange International, Inc. (b),(a)	5,600	7,056
SendGrid, Inc. (b),(a)	2,600	112,242
ServiceNow, Inc. (b),(a)	67,900	12,089,595
Smartsheet, Inc., Class A (a)	100	2,486
Splunk, Inc. (b),(a)	41,500	4,351,275

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
SPS Commerce, Inc. (b),(a)	5,400	$444,852
Symantec Corp. (b)	130,900	2,473,356
Synchronoss Technologies, Inc. (a)	100	614
Synopsys, Inc. (b),(a)	8,100	682,344
Tableau Software, Inc., Class A (b),(a)	28,800	3,456,000
Telenav, Inc. (b),(a)	2,500	10,150
Upland Software, Inc. (b),(a)	700	19,026
USA Technologies, Inc. (b),(a)	7,500	29,175
Varonis Systems, Inc. (b),(a)	12,500	661,250
Veeva Systems, Inc., Class A (b),(a)	58,700	5,243,084
VMware, Inc., Class A (b)	54,300	7,446,159
Workday, Inc., Class A (b),(a)	15,300	2,443,104
Workiva, Inc. (b),(a)	10,400	373,256
Zendesk, Inc. (b),(a)	58,700	3,426,319
Zynga, Inc., Class A (b),(a)	270,800	1,064,244

		120,620,648

Specialty Finance — 0.6%
AG Mortgage Investment Trust, Inc.	7,400	117,882
AGNC Investment Corp. (b)	237,638	4,168,171
American Express Co. (c)	15,688	1,495,380
Arbor Realty Trust, Inc.	200	2,014
Ares Commercial Real Estate Corp.	5,400	70,416
Cardtronics PLC (b),(a)	14,700	382,200
Cherry Hill Mortgage Investment Corp.	6,300	110,502
Consumer Portfolio Services, Inc. (b),(a)	1,000	3,010
Curo Group Holdings Corp. (b),(a)	3,200	30,368
Dynex Capital, Inc.	24,100	137,852
Enova International, Inc. (b),(a)	5,800	112,868
Essent Group Ltd. (b),(a)	26,600	909,188
Everi Holdings, Inc. (b),(a)	36,600	188,490
Exantas Capital Corp.	6,800	68,136
Fidelity National Information Services, Inc. (b)	53,000	5,435,150
First American Financial Corp. (b)	8,900	397,296
Fiserv, Inc. (a)	200	14,698
FleetCor Technologies, Inc. (a)	300	55,716
FNF Group	5,200	163,488
General Finance Corp. (b),(a)	1,200	12,132
Global Payments, Inc.	800	82,504
Great Ajax Corp.	100	1,205
Green Dot Corp., Class A (b),(a)	4,100	326,032
HFF, Inc., Class A (b)	200	6,632
KKR Real Estate Finance Trust, Inc.	8,900	170,435
Ladder Capital Corp.	40,455	625,839
MFA Financial, Inc.	82,200	549,096
MGIC Investment Corp. (b),(a)	12,700	132,842
MoneyGram International, Inc. (a)	100	200
NewStar Financial, Inc. (a),(d),(b)	100	0
On Deck Capital, Inc. (b),(a)	2,800	16,520
Ready Capital Corp. REIT	1,655	22,889
Redwood Trust, Inc.	5,800	87,406
Regional Management Corp. (b),(a)	100	2,405
Square, Inc. (b),(a)	154,400	8,660,296
Starwood Property Trust, Inc.	29,700	585,387
Synchrony Financial (b)	16,700	391,782
Total System Services, Inc. (b)	36,200	2,942,698
TPG RE Finance Trust, Inc.	3,500	63,980
Visa, Inc., A Shares	23,000	3,034,620
WEX, Inc. (c),(a)	21,821	3,056,249
World Acceptance Corp. (b),(a)	400	40,904

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Worldpay, Inc., Class A (c),(a)	80,022	$6,116,081

		40,790,959

Technology Services — 0.4%
Accenture plc, Class A	9,600	1,353,696
Amdocs Ltd.	38,400	2,249,472
Automatic Data Processing, Inc. (b)	61,800	8,103,216
Black Box Corp. (a)	3,800	4,104
Booz Allen Hamilton Holding Corp. (b)	4,000	180,280
Broadridge Financial Solutions, Inc. (b)	10,600	1,020,250
CACI International, Inc., Class A (a)	100	14,403
CDW Corp. (b)	13,200	1,069,860
Cognizant Technology Solutions Corp., Class A (b)	62,300	3,954,804
Conduent, Inc. (b),(a)	7,300	77,599
CoStar Group, Inc. (b),(a)	400	134,936
CPI Card Group, Inc. (b),(a)	320	736
CSG Systems International, Inc. (b)	300	9,531
Engility Holdings, Inc. (a)	100	2,846
Evertec, Inc. (b)	4,500	129,150
FactSet Research Systems, Inc. (b)	5,400	1,080,702
Fair Isaac Corp. (a)	4,400	822,800
Genpact Ltd. (b)	28,400	766,516
ICF International, Inc. (b)	900	58,302
IHS Markit Ltd. (a)	16,000	767,520
Leidos Holdings, Inc. (b)	1,600	84,352
Luxoft Holding, Inc. (b),(a)	8,800	267,696
Moody’s Corp.	2,400	336,096
MSCI, Inc. (b)	3,600	530,748
NIC, Inc. (b)	4,700	58,656
Perficient, Inc. (b),(a)	6,400	142,464
PFSweb, Inc. (b),(a)	1,200	6,156
S&P Global, Inc.	2,000	339,880
Science Applications International Corp. (b)	300	19,110
SecureWorks Corp. (b),(a)	1,500	25,335
ServiceSource International, Inc. (b),(a)	18,500	19,980
solid border	500	11,665
Sykes Enterprises, Inc. (b),(a)	100	2,473
Teradata Corp. (a)	1,900	72,884
TTEC Holdings (b)	500	14,285
WageWorks, Inc. (a)	17,500	475,300

		24,207,803

Telecommunications — 0.1%
Bandwidth, Inc., Class A (b),(a)	2,500	101,875
Cogent Communications Holdings, Inc.	100	4,521
EchoStar Corp., Class A (a)	5,400	198,288
IDT Corp., Class B (b)	2,400	14,856
RigNet, Inc. (b),(a)	600	7,584
RingCentral, Inc., Class A (b),(a)	30,100	2,481,444
Spok Holdings, Inc. (b)	2,100	27,846
Telephone & Data Systems, Inc.	4,500	146,430
Twilio, Inc. (b),(a)	49,800	4,447,140
Zayo Group Holdings, Inc. (b),(a)	8,200	187,288
Zix Corp. (b),(a)	8,600	49,278

		7,666,550

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (b),(a)	8,900	203,009
ArcBest Corp. (b)	700	23,982
CH Robinson Worldwide, Inc. (b)	2,300	193,407
Covenant Transportation Group, Inc., Class A (b),(a)	4,900	94,080
CSX Corp. (b)	34,900	2,168,337

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Daseke, Inc. (a)	2,500	$9,200
Eagle Bulk Shipping, Inc. (b),(a)	13,985	64,471
Expeditors International of Washington, Inc.	100	6,809
FedEx Corp.	3,600	580,788
Genco Shipping & Trading Ltd. (b),(a)	1,600	12,624
Heartland Express, Inc. (b)	300	5,490
Hub Group, Inc., Class A (b),(a)	300	11,121
JB Hunt Transport Services, Inc. (b)	31,400	2,921,456
Kansas City Southern	1,300	124,085
Knight-Swift Transportation Holdings, Inc.	800	20,056
Marten Transport Ltd. (b)	6,133	99,293
Norfolk Southern Corp.	300	44,862
Overseas Shipholding Group, Inc. (b),(a)	1,200	1,992
Radiant Logistics, Inc. (b),(a)	3,800	16,150
Roadrunner Transportation Systems, Inc. (b),(a)	10,200	5,060
Ryder System, Inc. (b)	4,200	202,230
Schneider National, Inc., — Class B (b)	25,000	466,750
Steel Connect, Inc. (b),(a)	1,300	2,249
Union Pacific Corp.	6,000	829,380
United Parcel Service, Inc., Class B (b)	86,000	8,387,580
Universal Logistics Holdings, Inc. (b)	300	5,427
USA Truck, Inc. (b),(a)	3,400	50,898
Werner Enterprises, Inc. (b)	3,200	94,528
XPO Logistics, Inc. (a)	9,200	524,768
YRC Worldwide, Inc. (a)	13,100	41,265

		17,211,347

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc. (b)	49,200	2,160,372
Blue Bird Corp. (b),(a)	600	10,914
Commercial Vehicle Group, Inc. (b),(a)	9,600	54,720
Cummins, Inc. (b)	50,500	6,748,820
Meritor, Inc. (b),(a)	17,000	287,470
PACCAR, Inc.	300	17,142
Spartan Motors, Inc. (b)	5,000	36,150
Trinity Industries, Inc.	2,300	47,357
Wabash National Corp. (b)	2,400	31,392

		9,394,337

Utilities — 0.3%
AES Corp.	1,800	26,028
American Electric Power Co., Inc. (b)	4,900	366,226
CenterPoint Energy, Inc. (b)	154,000	4,347,420
Consolidated Water Co. Ltd. (b)	1,600	18,656
DTE Energy Co.	300	33,090
Entergy Corp.	200	17,214
FirstEnergy Corp.	200	7,510
Just Energy Group, Inc. (b)	3,500	11,550
NRG Energy, Inc. (b)	139,500	5,524,200
PG&E Corp. (c),(a)	489,983	11,637,096
Pinnacle West Capital Corp.	200	17,040
PPL Corp.	2,500	70,825
Public Service Enterprise Group, Inc. (b)	17,100	890,055

		22,966,910

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (b),(a)	17,100	409,374
Advanced Emissions Solutions, Inc. (b)	1,600	16,880
Casella Waste Systems, Inc., Class A (b),(a)	9,400	267,806
Ceco Environmental Corp. (b),(a)	2,600	17,550
Donaldson Co., Inc. (b)	3,800	164,882
Heritage-Crystal Clean, Inc. (b),(a)	1,400	32,214

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc. (b)	17,000	$1,225,530
Tetra Tech, Inc.	300	15,531
Waste Connections, Inc. (b)	4,834	358,924
Waste Management, Inc. (b)	61,400	5,463,986

		7,972,677

Total North America		1,830,240,397

Oceania — 0.0%
Iron & Steel — 0.0%
BHP Billiton PLC, ADR	12,000	502,680

Total Oceania		502,680

South America — 0.0%
Banking — 0.0%
Credicorp Ltd. (b)	2,700	598,509
Itau Unibanco Holding SA, ADR	7,800	71,292

		669,801

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	100	3,830

Consumer Products — 0.0%
AMBEV SA, ADR	68,000	266,560

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (b)	24,000	189,600

Metals & Mining — 0.0%
Yamana Gold, Inc.	700	1,652

Oil, Gas & Coal — 0.0%
Geopark Ltd. (b),(a)	1,700	23,494

Telecommunications — 0.0%
Tim Participacoes SA, ADR	7,200	110,448

Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,000	48,420
Cia Energetica de Minas Gerais, ADR (b)	3,800	13,528

		61,948

Total South America		1,327,333

TOTAL COMMON STOCK (COST $2,043,871,846)		1,881,466,618

PREFERRED STOCK — 2.2%
Asia — 2.2%
Financial Services — 2.2%
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (c),(f),(n),(b)	995,016	153,560,819

Total Asia		153,560,819

TOTAL PREFERRED STOCK (COST $170,484,293)		153,560,819

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.9%
North America — 4.9%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.31%, 05/01/27 (c),(f),(b),(g)	$2,000,000	1,960,718
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 5.94%, 07/15/26 (c),(f),(b),(g)	4,750,000	4,647,139

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 5.15%, 10/21/28 (c),(f),(b),(g)	$3,000,000	$2,821,908
Allegro CLO Ltd., Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 5.97%, 01/30/26 (c),(f),(b),(g)	5,000,000	4,899,710
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.48%, 10/15/28 (c),(f),(b),(g)	1,000,000	1,000,809
ALM XVIII Ltd., Series 2016-18A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.44%, 01/15/28 (c),(f),(b),(g)	1,000,000	944,294
Apidos CLO XI, Series 2012-11A, Class DR, 3 mo. USD LIBOR + 4.05%, 6.50%, 01/17/28 (c),(f),(g)	1,200,000	1,197,398
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.44%, 07/16/29 (c),(f),(b),(g)	2,000,000	1,978,428
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 05/15/24 (c),(f),(b)	1,161,000	1,166,418
Avant Loans Funding Trust 2018-B, Series 2018-B, Class C, 5.00%, 11/17/25 (c),(f)	545,000	549,650
Avery Point CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.55%, 07/17/26 (c),(f),(b),(g)	1,000,000	972,307
Babson CLO Ltd., Series 2013-IA, Class DR, 3 mo. USD LIBOR + 2.55%, 5.02%, 01/20/28 (c),(f),(b),(g)	2,000,000	1,925,018
Battalion CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 4.25%, 6.74%, 01/24/29 (c),(f),(b),(g)	7,500,000	7,482,135
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + .28%, 2.79%, 01/25/37 (c),(b),(g)	1,202,174	1,196,381
Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 2.83%, 01/25/47 (c),(b),(g)	2,088,490	2,023,104
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 3.70%, 6.14%, 01/15/29 (c),(f),(g)	5,000,000	4,921,685
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.44%, 04/24/29 (c),(f),(b),(g)	3,750,000	3,640,159
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 5.10%, 01/17/28 (c),(f),(b),(g)	4,000,000	3,701,396
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class DR, 3 mo. USD LIBOR + 4.60%, 5.05%, 04/17/31 (c),(f),(b),(g)	3,000,000	2,717,139
Series 2013-3A, Class CR, 3 mo. USD LIBOR + 2.45%, 4.89%, 10/15/30 (c),(f),(b),(g)	1,000,000	912,575
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.31%, 01/27/28 (c),(f),(b),(g)	5,235,000	5,089,703
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 5.90%, 04/22/30 (c),(f),(b),(g)	3,100,000	2,955,199
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.27%, 04/22/27 (c),(f),(b),(g)	1,000,000	953,555
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.62%, 04/22/27 (c),(f),(b),(g)	2,000,000	1,795,002
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 5.71%, 07/27/30 (c),(f),(g)	3,500,000	3,337,057
Cifc Funding 2014-IV-R Ltd., Series 2014-4RA, Class C, 3 mo. USD LIBOR + 3.20%, 5.66%, 10/17/30 (c),(f),(g)	2,000,000	1,887,680
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 9.09%, 07/16/30 (c),(f),(b),(g)	3,000,000	2,830,248
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 7.97%, 10/20/27 (c),(f),(b),(g)	1,000,000	1,000,000
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 5.44%, 10/25/27 (c),(f),(b),(g)	4,000,000	3,887,444
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 6.19%, 10/15/29 (c),(f),(b),(g)	2,000,000	1,947,030
Credit Suisse Mortgage Trust, Series 2015-RPL5, Class A1, 6.80%, 11/26/55 (c),(f),(b),(g)	26,599,347	26,609,960
Cutwater 2015-I Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 5.89%, 01/15/29 (c),(f),(g)	4,000,000	3,708,988
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 7.26%, 10/26/27 (c),(f),(b),(g)	1,000,000	870,331
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (c),(f),(b)	5,300,000	5,334,540
Series 2015-DA, Class D, 4.59%, 01/17/23 (c),(f),(b)	2,500,000	2,523,687
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 6.68%, 01/15/28 (c),(f),(b),(g)	5,000,000	4,989,545
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (c),(f),(b)	485,198	485,358
Series 2015-3A, Class D, 4.53%, 10/17/22 (c),(f),(b)	3,428,569	3,448,345
Series 2016-1A, Class D, 4.66%, 12/15/22 (c),(f),(b)	2,955,473	2,976,519

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.91%, 05/28/28 (c),(f),(b),(g)	$5,000,000	$4,751,115
Exeter Automobile Receivables Trust,
Series 2014-2A, Class D, 4.93%, 12/15/20 (c),(f),(b)	2,222,346	2,223,201
Series 2016-3A, Class C, 4.22%, 06/15/22 (c),(f),(b)	2,450,000	2,474,172
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 5.84%, 06/20/27 (c),(f),(b),(g)	5,000,000	4,724,965
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 5.54%, 01/21/28 (c),(f),(b),(g)	4,500,000	4,248,108
Gallatin Loan Management, 3 mo. USD LIBOR + 3.25%, 5.69%, 07/15/27 (c),(f),(b),(g)	2,000,000	1,876,634
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.59%, 09/21/29 (c),(f),(b),(g)	4,000,000	3,934,832
Greywolf CLO III Ltd.,
Series 2018-3RA, Class C, 3 mo. USD LIBOR + 3.15%, 5.62%, 10/22/28 (c),(f),(b),(g)	7,000,000	6,764,674
Series 2018-3RA, Class D, 3 mo. USD LIBOR + 5.50%, 7.97%, 10/22/28 (c),(f),(b),(g)	1,500,000	1,355,495
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.60%, 5.80%, 07/18/31 (c),(f),(b),(g)	4,000,000	3,781,064
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 5.56%, 07/29/28 (c),(f),(b),(g)	1,000,000	941,461
Invitation Homes 2018-SFR4 Trust, Series 2018-SFR4, Class D, 1 mo. USD LIBOR + 1.65%, 4.11%, 01/17/38 (c),(f),(g)	2,693,000	2,651,840
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.09%, 07/15/26 (c),(f),(b),(g)	5,000,000	4,741,640
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 5.09%, 07/25/27 (c),(f),(b),(g)	5,500,000	5,188,667
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 5.76%, 07/14/31 (c),(f),(b),(g)	2,000,000	1,903,310
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 5.05%, 01/17/28 (c),(f),(b),(g)	5,310,000	4,855,607
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 6.67%, 01/20/29 (c),(f),(b),(g)	1,000,000	997,884
Series 2016-20A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.51%, 07/27/30 (c),(f),(b),(g)	4,000,000	3,723,104
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 4.94%, 04/15/29 (c),(f),(b),(g)	4,605,000	4,244,217
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 3 mo. USD LIBOR + 3.70%, 6.17%, 04/20/26 (c),(f),(g)	1,500,000	1,497,458
Midocean Credit Clo VII, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 6.32%, 07/15/29 (c),(f),(g)	2,000,000	1,933,758
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.04%, 10/16/29 (c),(f),(b),(g)	3,000,000	2,852,550
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 5.04%, 10/13/27 (c),(f),(b),(g)	2,500,000	2,311,090
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.56%, 07/15/31 (c),(f),(b),(g)	5,000,000	4,560,670
Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.97%, 09/25/27 (c),(f),(b),(g)	4,070,000	4,085,893
New Residential Mortgage LLC, Series 2018-FNT2, Class E, 5.12%, 07/25/54 (c),(f)	3,517,533	3,538,740
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 5.94%, 06/15/31 (c),(f),(b),(g)	3,000,000	2,740,896
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (c),(f),(b),(g)	665,218	666,505
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 7.72%, 10/20/26 (c),(f),(b),(g)	4,500,000	4,161,901
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.67%, 10/20/27 (c),(f),(b),(g)	2,500,000	2,257,800
OCP CLO 2016-12 Ltd., Series 2016-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.44%, 10/18/28 (c),(f),(b),(g)	2,500,000	2,346,057
OCP CLO Ltd., Series 2015-9A, Class CR, 3 mo. USD LIBOR + 2.70%, 5.14%, 07/15/27 (c),(f),(b),(g)	1,500,000	1,423,313
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.00%, 6.44%, 07/15/29 (c),(f),(b),(g)	2,500,000	2,493,680
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 9.21%, 11/14/26 (c),(f),(b),(g)	2,000,000	1,995,660
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 7.70%, 04/17/25 (c),(f),(b),(g)	1,900,000	1,839,232
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.25%, 4.94%, 03/20/25 (c),(f),(b),(g)	5,000,000	4,756,255
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.64%, 10/18/26 (c),(f),(b),(g)	2,000,000	1,907,480
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 7.47%, 10/20/25 (c),(f),(b),(g)	3,003,000	2,876,063
OneMain Financial Issuance Trust,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-1A, Class D, 6.63%, 03/18/26 (c),(f),(b)	$1,500,000	$1,523,834
Series 2015-2A, Class D, 5.64%, 07/18/25 (c),(f),(b)	3,000,000	3,018,669
Series 2016-2A, Class C, 5.67%, 03/20/28 (c),(f),(b),(g)	3,500,000	3,545,342
Series 2017-1A, Class D, 4.52%, 09/14/32 (c),(f),(b)	3,500,000	3,461,587
OZLM Ltd.,
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 7.92%, 04/30/27 (c),(f),(b),(g)	7,333,000	6,734,965
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 7.97%, 07/30/27 (c),(f),(b),(g)	1,100,000	992,850
OZLM VI Ltd., Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.58%, 04/17/31 (c),(f),(b),(g)	2,000,000	1,889,386
OZLM XII Ltd., Series 2015-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.52%, 04/30/27 (c),(f),(b),(g)	1,500,000	1,409,759
Parallel 2017-1 Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.07%, 07/20/29 (c),(f),(b),(g)	6,000,000	5,805,366
Parallel Ltd., Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.55%, 5.02%, 07/20/27 (c),(f),(b),(g)	5,000,000	4,708,025
Shackleton 2017-XI Clo Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 6.27%, 08/15/30 (c),(f),(g)	2,000,000	1,870,590
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.47%, 10/20/26 (c),(f),(b),(g)	1,000,000	954,442
TICP CLO I-2 Ltd., Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 5.55%, 04/26/28 (c),(f),(b),(g)	4,650,000	4,384,950
TICP CLO Ltd.,
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 6.64%, 01/15/29 (c),(f),(b),(g)	1,000,000	997,584
Series 2018-IIA, Class C, 3 mo. USD LIBOR + 2.95%, 5.42%, 04/20/28 (c),(f),(b),(g)	1,500,000	1,408,301
TICP CLO VII Ltd., Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 6.19%, 07/15/29 (c),(f),(b),(g)	2,000,000	1,951,054
Tralee CLO V Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 5.96%, 10/20/28 (c),(f),(g)	3,000,000	2,840,568
TruPS Financials Note Securitization Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 5.10%, 7.57%, 04/20/38 (c),(f),(d),(b),(g)	3,000,000	2,917,500
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 6.71%, 08/28/29 (c),(f),(b),(g)	4,000,000	3,956,196
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 4.95%, 01/15/28 (c),(f),(b),(g)	4,000,000	3,702,796
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.54%, 10/15/29 (c),(f),(b),(g)	1,000,000	949,664
Vericrest Opportunity Loan Trust,
Series 2017-NPL7 SEQ, Class A1, 3.25%, 06/25/47 (c),(f),(b),(g)	606,863	602,413
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (c),(f),(b),(g)	1,452,698	1,441,181
Vericrest Opportunity Loan Trust LLC, Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (c),(f),(b),(g)	1,911,871	1,900,154
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 5.32%, 01/20/31 (c),(f),(b),(g)	6,000,000	5,497,236
VOLT LXVI, Series 2018-NPL2 SEQ, Class A1, 4.34%, 05/25/48 (c),(f),(g)	3,270,845	3,270,763
VOLT LXXIV LLC, Series 2018-NP10, Class A1A, 4.58%, 11/25/48 (c),(f),(g)	7,952,132	7,973,699
VOYA CLO 2017-2, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 6.14%, 06/07/30 (c),(f),(b),(g)	4,000,000	3,917,744
Voya CLO Ltd., Series 2014-3A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.14%, 07/25/26 (c),(f),(b),(g)	1,000,000	939,821
Wellfleet CLO 2015-1 Ltd., Series 2015-1A, Class ER2, 3 mo. USD LIBOR + 5.30%, 7.77%, 10/20/27 (c),(f),(g)	1,000,000	911,121
Wellfleet CLO 2016-2 Ltd., Series 2016-2A, Class DR, 3 mo. USD LIBOR + 5.50%, 7.97%, 10/20/28 (c),(f),(g)	1,000,000	913,602
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.45%, 04/17/27 (c),(f),(b),(g)	1,250,000	1,164,561
Zais Clo 11 Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 6.82%, 01/20/32 (c),(f),(g)	5,500,000	5,388,570

Total North America		335,859,846

TOTAL ASSET-BACKED SECURITIES (COST $346,773,364)		335,859,846

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

CONVERTIBLE BONDS — 0.6%
Europe — 0.3%
Pharmaceuticals — 0.3%
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19 (e)	500,000	EUR	$438,083
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c),(f)	19,300,000	EUR	16,910,008

Total Europe			17,348,091

Middle East — 0.2%
Financial Services — 0.2%
Volcan Holdings PLC REG S, 4.13%, 04/11/20 (e)	3,700,000	GBP	6,155,579
Volcan Holdings II PLC, 3.88%, 10/10/20 (e)	6,700,000	GBP	10,373,062

Total Middle East			16,528,641

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.01%, 05/28/20 (e)	6,600,000	EUR	7,449,895

Total North America			7,449,895

TOTAL CONVERTIBLE BONDS (COST $44,274,819)			41,326,627

BANK DEBT — 1.1%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp.,
2017 Term Loan B, 0.00%, 10/18/20 (c),(o),(p),(g)	$263,505		254,942
2017 Term Loan B, 3 mo. LIBOR plus 2.50%, 4.94%, 10/18/20 (o),(g)	413,055		399,630

			654,572

Total Asia			654,572

Europe — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, Defaulted, 0.00%, 01/02/20 (c),(o),(d)	1,563,903		351,878

Medical Equipment & Devices — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. LIBOR plus 3.25%, 5.76%, 06/30/25 (c),(g)	1,397,771		1,293,371

Total Europe			1,645,249

North America — 1.1%
Advertising & Marketing — 0.1%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 1 mo. LIBOR plus 3.25%, 5.77%, 07/23/21 (c),(g)	184,962		162,457
Getty Images, Inc.,
Term Loan B, 0.00%, 10/18/19 (c),(p),(g)	262,806		254,922
Term Loan B, 1 mo. LIBOR plus 3.50%, 6.02%, 10/18/19 (g)	2,586,077		2,508,495

			2,925,874

Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC,
1st Lien Term Loan, 0.00%, 11/28/21 (c),(o),(p),(g)	1,030,698		980,452
1st Lien Term Loan, 3 mo. LIBOR plus 5.00%, 7.41%, 11/28/21 (o),(g)	5,483,781		5,216,446

			6,196,898

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (c),(i),(d)	16,732,095		0
1.00%, 08/15/15 (c),(i),(d)	980,468	EUR	0

			0

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 3 mo. LIBOR plus 10.00%, 12.53%, 02/17/22 (c),(g)	$1,106,060	$840,606

Consumer Finance — 0.0%
Ocwen Financial Corp., 2016 Term Loan B, 0.00%, 12/05/20 (c),(o),(p),(g)	1,430,489	1,401,879
2016 Term Loan B, 1 mo. LIBOR plus 5.00%, 7.50%, 12/05/20 (o),(g)	517,972	507,612

		1,909,491

Consumer Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 1 mo. LIBOR plus 4.00%, 6.52%, 05/15/23 (c),(g)	4,305,661	4,050,034
Revlon Consumer Products Corp., 2016 Term Loan B, 3 mo. LIBOR plus 3.50%, 6.21%, 09/07/23 (c),(g)	671,312	473,993

		4,524,027

Consumer Services — 0.0%
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR plus 5.50%, 8.10%, 05/02/25 (c),(g)	128,239	121,908
Fort Dearborn, Co., 2016 2nd Lien Term Loan, 3 mo. LIBOR plus 8.50%, 10.91%, 10/19/24 (c),(o),(d),(g)	400,280	358,251

		480,159

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR plus 3.25%, 5.66%, 04/03/24 (c),(g)	1,753,459	1,645,323
Fort Dearborn Company,
2016 1st Lien Term Loan, 0.00%, 10/19/23 (c),(o),(p)	1,316,603	1,229,378
2016 1st Lien Term Loan, 1 mo. LIBOR plus 4.00%, 6.35%, 10/19/23 (o),(g)	1,265	1,182
2016 1st Lien Term Loan, 3 mo. LIBOR plus 4.00%, 6.41%, 10/19/23 (c),(g),(o)	2,675,406	2,498,160

		5,374,043

Educational Services — 0.0%
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR plus 4.25%, 6.77%, 07/30/25 (c),(o),(g)	595,176	569,881

Exploration & Production — 0.0%
Par Pacific Holdings, Inc., Term Loan B, 0.00%, 12/17/25 (c),(o),(p)	922,268	894,600

Financial Services — 0.0%
UFC Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR plus 3.25%, 5.78%, 08/18/23 (c),(g)	1,199,154	1,165,577

Food & Beverage — 0.0%
Flavors Holdings, Inc., 1st Lien Term Loan, 3 mo. LIBOR plus 5.75%, 8.55%, 04/03/20 (c),(o),(d),(g)	35,019	32,218

Hardware — 0.1%
Dell International LLC, 2017 Term Loan A2, 0.00%, 09/07/21 (c),(p)	5,599,527	5,430,366

Health Care Facilities & Services — 0.1%
New Millennium HoldCo, Inc., Exit Term Loan, 1 mo. LIBOR plus 6.50%, 9.02%, 12/21/20 (c),(g)	145,249	78,289
Owens & Minor, Inc., Term Loan B, 0.00%, 04/30/25 (c),(p)	3,801,882	2,908,440
Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. LIBOR plus 6.25%, 8.75%, 02/13/26 (c),(o),(d),(g)	184,860	182,088
Prospect Medical Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR plus 5.50%, 7.94%, 02/22/24 (c),(o),(d),(g)	3,323,671	3,273,816
Quorum Health Corporation, Term Loan B, 1 mo. LIBOR plus 6.75%, 9.27%, 04/29/22 (c),(g)	2,240,819	2,213,929
Wink Holdco, Inc, 2nd Lien Term Loan B, 1 mo. LIBOR plus 6.75%, 9.28%, 11/03/25 (c),(g)	496,862	467,880

		9,124,442

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Internet Media — 0.0%
W3 Topco LLC, 2017 Term Loan B, 1 mo. LIBOR plus 6.00%, 8.51%, 03/08/22 (c),(g)	$1,096,968	$1,092,854
2017 Term Loan B, 3 mo. LIBOR plus 6.00%, 8.81%, 03/08/22 (c),(g)	2,798	2,788

		1,095,642

Machinery Manufacturing — 0.1%
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, 3 mo. LIBOR plus 3.25%, 6.05%, 07/19/24 (c),(o),(g)	6,102,332	5,881,122
2nd Lien Term Loan, 3 mo. LIBOR plus 7.25%, 10.05%, 07/18/25 (c),(o),(g)	1,584,938	1,549,277

		7,430,399

Managed Care — 0.0%
One Call, Corp., 2018 Term Loan B, 0.00%, 11/25/22 (c),(p),(g)	1,353,093	1,191,398
2018 Term Loan B, 1 mo. LIBOR plus 5.25%, 7.71%, 11/25/22 (g)	547,141	481,758

		1,673,156

Oil & Gas Services & Equipment — 0.0%
Thermon Industries, Inc., Term Loan B, 1 mo. LIBOR plus 3.75%, 6.10%, 10/24/24 (c),(o),(d),(g)	668,100	649,727

Pipeline — 0.0%
AL Midcoast Holdings, LLC, 2018 Term Loan B, 3 mo. LIBOR plus 5.50%, 8.30%, 07/31/25 (c),(g)	36,669	35,511
Paradigm Energy Partners, LLC, Term Loan B, 1 mo. LIBOR plus 5.25%, 7.63%, 09/05/24 (c),(o),(g)	2,503,869	2,416,234

		2,451,745

Retail-Consumer Discretionary — 0.0%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR plus 3.25%, 5.77%, 12/13/23 (c),(o),(g)	1,634,688	1,559,084
2017 Incremental Term Loan, 1 mo. LIBOR plus 3.25%, 5.77%, 12/13/23 (c),(o),(g)	641,249	610,789

		2,169,873

Retail-Consumer Staples — 0.1%
Pinnacle Operating Corp., Term Loan, 1 mo. LIBOR plus 7.25%, 9.77%, 11/15/21 (c),(o),(d),(g)	3,609,144	2,905,361

Software & Services — 0.1%
BlackBoard, Inc., Term Loan B4, 3 mo. LIBOR plus 5.00%, 7.44%, 06/30/21 (c),(g)	1,229,348	1,136,705
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 0.00%, 10/01/25 (c),(o),(p)	658,763	625,825
NAVEX TopCo, Inc.,
2018 1st Lien Term Loan, 1 mo. LIBOR plus 3.25%, 5.78%, 09/05/25 (c),(o),(g)	370,757	347,584
2018 2nd Lien Term Loan, 1 mo. LIBOR plus 7.00%, 9.53%, 09/05/26 (c),(o),(g)	185,843	177,480
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR plus 5.00%, 7.46%, 03/09/23 (c),(g)	3,020,446	2,693,241

		4,980,835

Transportation & Logistics — 0.0%
Utility One Source L.P.,
Term Loan B, 1 mo. LIBOR plus 5.50%, 8.00%, 04/18/23 (o),(d),(g)	158,713	157,919
Term Loan B, 1 mo. LIBOR plus 5.50%, 8.02%, 04/18/23 (c),(o),(g)	1,625,843	1,617,714

		1,775,633

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR (Cash) + 8.75% (PIK), 2.32% (Cash), 8.75% (PIK), 12/07/20 (c),(g)	4,339,822	2,983,628

Wireline Telecommunications Services — 0.1%
Frontier Communications Corp., 2017 Term Loan B1, 0.00%, 06/15/24 (c),(p),(g)	1,052,884	974,581

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount		Value
2017 Term Loan B1, 1 mo. LIBOR plus 3.75%, 6.28%, 06/15/24 (g)	$3,838,363		$3,552,904

			4,527,485

Total North America			72,111,666

TOTAL BANK DEBT (COST $80,100,624)			74,411,487

CORPORATE BONDS & NOTES — 8.1%
Africa — 0.0%
Utilities — 0.0%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21 (e)	3,009,000		2,834,622

Asia — 0.1%
Banks — 0.0%
RESPARCS Funding LP I, 8.00% (c),(j),(e)	1,161,000		446,985

Casinos & Gaming — 0.0%
Wynn Macau Ltd., 4.88%, 10/01/24 (c),(f),(b)	1,037,000		922,930

Financial Services — 0.1%
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,007,471

Utilities — 0.0%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22 (e)	2,500,000		2,526,130

Total Asia			6,903,516

Europe — 2.0%
Banks — 0.7%
HSBC Holdings PLC, 0.00%, 05/23/23 (o),(h),(d)	50,000,000		50,000,000
HSH N Funding II Via Banque de Luxembourg, 7.25% (c),(j),(e)	487,000		202,105
RESPARCS Funding II LP, 7.50% (c),(j),(e)	1,976,000	EUR	833,016

			51,035,121

Casinos & Gaming — 0.1%
Intralot Capital Luxembourg SA ,6.750%, 09/15/21 (c),(f),(e)	$3,000,000		2,608,322

Commercial Finance — 0.0%
Avation Capital SA, 6.50%, 05/15/21 (c),(f)	526,000		523,370

Property & Casualty Insurance — 0.0%
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38% (j),(e),(g)	1,900,000	EUR	2,269,444

Wireless Telecommunications Services — 1.2%
Intelsat Jackson Holdings SA,
8.00%, 02/15/24 (c),(f),(b)	$2,605,000		2,683,150
8.50%, 10/15/24 (f)	78,930,000		76,562,100

			79,245,250

Total Europe			135,681,507

Middle East — 0.4%
Exploration & Production — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24 (f)	6,000,000		6,153,000

Financial Services — 0.0%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	1,379,000		1,411,407

Oil & Gas Services & Equipment — 0.3%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27 (e)	20,100,000		19,798,500

Total Middle East			27,362,907

North America — 4.4%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (c)	844,000	CAD	621,316

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Banks — 0.1%
Promerica Financial Corp., 9.70%, 05/14/24 (f)	$3,400,000	$3,502,000

Chemicals — 0.1%
Hexion, Inc., 10.38%, 02/01/22 (c),(f),(b)	4,997,000	3,985,108

Commercial Finance — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (c),(f),(b)	7,595,000	7,613,987

Consumer Finance — 0.1%
Curo Group Holdings Corp., 8.25%, 09/01/25 (c),(f),(b)	11,333,000	8,896,405

Consumer Products — 0.0%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (c),(f),(b)	2,762,000	2,119,835
Revlon Consumer Products Corp., 6.25%, 08/01/24 (c)	1,355,000	718,150

		2,837,985

Exploration & Production — 0.1%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (c),(f),(b)	8,011,000	7,129,790

Financial Services — 0.1%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (c),(f),(b)	5,124,000	4,995,900
MF Global Holdings Ltd., 6.25%, 08/08/16 (c),(i),(d)	436,000	126,440

		5,122,340

Health Care Facilities & Services — 0.1%
Agiliti Health, Inc., 7.63%, 08/15/20 (c),(b)	4,511,000	4,477,168

Industrial Other — 0.1%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (c),(f)	1,520,000	1,231,200
Michael Baker International LLC, 8.75%, 03/01/23 (c),(f),(b)	8,698,000	8,611,020

		9,842,220

Integrated Oils — 0.6%
Petroleos Mexicanos,
3.50%, 01/30/23	4,130,000	3,737,650
4.63%, 09/21/23	2,752,000	2,582,752
4.88%, 01/24/22	5,500,000	5,354,250
5.35%, 02/12/28	5,300,000	4,624,250
5.50%, 01/21/21 - 06/27/44	3,745,000	3,467,783
6.38%, 01/23/45	800,000	644,000
6.50%, 01/23/29	15,130,000	14,108,725
6.75%, 09/21/47	3,700,000	3,059,493
9.50%, 09/15/27	3,800,000	4,238,320

		41,817,223

Internet Media — 0.1%
Uber Technologies, Inc., 8.00%, 11/01/26 (c),(f)	3,024,000	2,918,160

Managed Care — 0.0%
Polaris Intermediate Corp., PIK, 8.50%, 12/01/22 (c),(f)	263,505	240,348

Medical Equipment & Devices Manufacturing — 0.2%
Avantor, Inc., 9.00%, 10/01/25 (c),(f),(b)	11,907,000	11,907,000
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (c),(f),(b)	2,102,000	1,891,800

		13,798,800

Metals & Mining — 0.0%
Freeport-McMoRan, Inc., 5.45%, 03/15/43 (c)	1,665,000	1,267,481

Oil & Gas Services & Equipment — 0.1%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (c),(b)	4,930,000	4,338,400
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (c),(f),(b)	5,290,000	4,919,700

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Noble Holding International Ltd., 7.88%, 02/01/26 (c),(f)	$394,000	$335,885

		9,593,985

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (c),(f),(b)	7,343,000	6,902,420
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (c),(b)	2,244,000	2,131,800

		9,034,220

Publishing & Broadcasting — 0.0%
LBI Media, Inc., 11.500%, 04/15/20 (c),(f),(d),(g),(e),(i)	3,957,903	514,072

Real Estate — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (c),(f),(b)	7,443,000	7,536,037

Refining & Marketing — 0.0%
Citgo Holding, Inc., 10.75%, 02/15/20 (c),(f)	527,000	537,540

Retail — Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (c),(f),(b)	9,964,000	9,965,395

Software & Services — 1.8%
Refinitiv US Holdings, Inc.,
6.25%, 05/15/26 (f)	115,000,000	110,975,000
8.25%, 11/15/26 (c),(f),(b)	7,425,000	6,784,594
Syniverse Holdings, Inc., 9.13%, 01/15/19 (c)	108,000	106,650
Verscend Escrow Corp., 9.75%, 08/15/26 (c),(f)	10,072,000	9,467,680

		127,333,924

Utilities — 0.1%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (c)	320,000	317,600
Pacific Gas & Electric Co.,
3.95%, 12/01/47 (c)	1,798,000	1,365,958
4.75%, 02/15/44 (c)	241,000	198,111
6.05%, 03/01/34 (c)	394,000	365,483
6.25%, 03/01/39 (c)	1,316,000	1,237,362
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (c),(f),(b)	2,768,000	2,601,920

		6,086,434

Wireline Telecommunications Services — 0.3%
Consolidated Communications, Inc., 6.50%, 10/01/22 (c),(b)	5,706,000	5,021,280
Embarq Corp., 8.00%, 06/01/36 (c),(b)	11,017,000	9,970,385
HC2 Holdings, Inc., 11.50%, 12/01/21 (c),(f)	3,946,000	3,687,774

		18,679,439

Total North America		303,351,377

South America — 1.2%
Integrated Oils — 1.2%
Petrobras Global Finance BV,
4.38%, 05/20/23	918,000	875,653
5.75%, 02/01/29 (h)	55,100,000	50,967,500
6.00%, 01/27/28 (h)	29,800,000	28,056,998
6.25%, 03/17/24	3,196,000	3,242,342
Petroleos de Venezuela SA, 6.00%, 10/28/22 (i),(e)	2,817,584	336,701

		83,479,194

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 8.44%, 09/24/19 (e),(g)	686,526	684,810

Total South America		84,164,004

TOTAL CORPORATE BONDS & NOTES (COST $581,148,829)		560,297,933

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount		Value
SOVEREIGN DEBT — 10.2%
Angolan Government International Bond, 9.38%, 05/08/48 (e)	$1,116,000		$1,043,549
Argentina POM Politica Monetaria, 59.26%, 06/21/20 (g)	53,958,819	ARS	1,576,067
Argentine Republic Government International Bond,
2.26%, 12/31/38 (k)	$9,825,403		6,142,297
2.50%, 12/31/38 (k),(h)	11,200,000		6,137,712
3.88%, 01/15/22 (e)	4,213,000	EUR	4,052,399
4.63%, 01/11/23 (h)	$48,308,000		38,163,320
5.63%, 01/26/22	4,023,000		3,394,406
6.88%, 04/22/21 - 01/26/27 (h)	18,600,000		16,664,276
Bahrain Government International Bond,
7.00%, 01/26/26 (e)	2,600,000		2,657,346
7.50%, 09/20/47 (e)	3,223,000		3,108,841
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 02/08/19	55,846,000	ARS	2,172,448
Brazilian Government International Bond, 4.88%, 01/22/21	$4,942,000		5,053,195
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (c),(e)	30,631,092	EUR	38,025,973
Ecuador Government International Bond,
8.75%, 06/02/23 (e)	$376,000		350,620
10.75%, 03/28/22 (e)	2,662,000		2,685,293
Egypt Government International Bond,
5.88%, 06/11/25 (e)	8,000,000		7,276,592
6.13%, 01/31/22 (e)	6,200,000		6,082,696
6.88%, 04/30/40 (e)	2,500,000		2,012,500
7.90%, 02/21/48 (f)	14,900,000		12,818,172
8.50%, 01/31/47 (e)	6,400,000		5,768,346
Export Credit Bank of Turkey,
4.25%, 09/18/22 (e)	400,000		361,293
5.38%, 10/24/23 (e)	1,000,000		908,938
6.13%, 05/03/24 (e)	9,200,000		8,413,418
France Government Bond OAT REG S, 0.10%, 03/01/25 (c),(e)	26,055,370	EUR	31,086,454
French Republic Government Bond OAT, 0.10%, 03/01/28 (c),(e)	17,255,275	EUR	20,596,542
Hellenic Republic Government Bond,
1.00%, 10/15/42 (g)	10,100,000	EUR	33,814
3.38%, 02/15/25 (f),(e)	13,000,000	EUR	14,385,584
3.75%, 01/30/28 (e)	9,800,000	EUR	10,716,199
3.90%, 01/30/33 (e)	27,262,438	EUR	28,437,877
4.00%, 01/30/37 (e)	17,100,000	EUR	17,227,331
4.20%, 01/30/42 (e)	5,550,000	EUR	5,581,852
Indonesia Government International Bond,
4.45%, 02/11/24	$1,335,000		1,341,926
5.35%, 02/11/49	1,160,000		1,194,938
Iraq International Bond,
5.80%, 01/15/28 (e)	44,950,000		40,195,189
6.75%, 03/09/23 (e)	1,200,000		1,139,798
Japan Treasury Discount Bill, 0.00%, 01/21/19 (c)	3,000,000,000	JPY	27,372,875
Jordan Government International Bond, 7.38%, 10/10/47 (e)	$8,100,000		7,169,877
Mexican Bonos, 10.00%, 12/05/24 (c)	315,050,000	MXN	17,027,377
National Highways Authority of India, 7.30%, 05/18/22 (e)	330,000,000	INR	4,475,460
Nigeria Government International Bond,
7.14%, 02/23/30 (f)	$6,800,000		6,005,080
7.63%, 11/21/25 (f),(e)	36,022,000		34,725,208
8.75%, 01/21/31 (f)	8,400,000		8,163,338
MTN, 7.63%, 11/28/47 (e)	5,900,000		4,960,649
Paraguay Government International Bond, 4.63%, 01/25/23 (e)	5,367,000		5,375,051
Republic of South Africa Government Bond,
8.75%, 02/28/48	59,747,793	ZAR	3,697,200
10.50%, 12/21/26	174,111,985	ZAR	13,164,439
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$5,508,000		5,581,719

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount		Value
Russian Foreign Bond - Eurobond,
4.50%, 04/04/22 (e)	$9,600,000		$9,711,994
5.00%, 04/29/20 (e)	2,800,000		2,841,877
5.25%, 06/23/47 (e)	17,600,000		16,413,514
Saudi Government International Bond, MTN, 2.38%, 10/26/21 (e)	5,930,000		5,707,945
Sweden Government Bond,
0.75%, 05/12/28 (c)	133,000,000	SEK	15,396,904
1.00%, 11/12/26 (c),(e)	177,000,000	SEK	21,047,222
Turkey Government International Bond,
5.63%, 03/30/21	$2,130,000		2,129,842
5.75%, 03/22/24	19,000,000		18,359,510
7.00%, 06/05/20	8,128,000		8,284,432
7.25%, 12/23/23	28,800,000		29,564,122
Ukraine Government International Bond ,7.750%, 09/01/20 - 09/01/22 (e)	19,400,000		18,248,792
United Kingdom Gilt Inflation Linked Bond REG S ,0.125%, 03/22/24 - 03/22/26 (c),(e)	46,553,169		68,786,862
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20 (e)	2,962,000		2,936,260

TOTAL SOVEREIGN DEBT (COST $740,457,097)			703,954,750

MORTGAGE-BACKED SECURITIES — 25.8%
North America — 25.8%
Collateralized Mortgage Obligation (Residential) — 17.7%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.81%, 07/25/25 (c),(f),(b),(g)	632,114		633,937
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.86%, 10/25/27 (c),(f),(b),(g)	7,962,000		8,148,789
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 5.16%, 08/25/28 (c),(f),(g)	250,000		256,215
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.32%, 07/25/37 (c),(b),(g)	128,113		128,286
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 2.85%, 05/25/37 (c),(b),(g)	745,138		693,892
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (c),(b)	324,800		326,942
Connecticut Avenue Securities,
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 7.51%, 07/25/25 (c),(h),(g)	1,103,967		1,219,542
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 8.06%, 04/25/28 (c),(g)	4,446,783		4,902,934
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 8.21%, 04/25/28 (c),(g)	6,189,676		6,983,316
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 9.26%, 08/25/28 (c),(h),(g)	4,666,805		5,403,927
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 8.51%, 09/25/28 (c),(h),(g)	26,712,000		30,481,865
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 8.41%, 10/25/28 (c),(b),(g)	4,271,713		4,788,881
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.96%, 01/25/29 (c),(b),(g)	7,014,000		7,591,841
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.91%, 04/25/31 (c),(f),(h),(g)	28,569,000		27,923,055
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (c),(b)	740,226		743,114
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (c),(b)	845,024		839,047
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.91%, 04/25/36 (c),(g)	2,465		2,476
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + ..16%, 2.67%, 11/25/36 (c),(b),(g)	37,358		37,128
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (c),(g)	866,000		832,012
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 7.51%, 12/25/28 (c),(b),(g)	1,784,000		2,010,952
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 6.31%, 03/25/29 (c),(b),(g)	1,500,000		1,617,730
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 6.36%, 03/25/29 (c),(b),(g)	7,794,000		8,516,979
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 6.41%, 04/25/29 (c),(b),(g)	18,497,000		20,245,503
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.76%, 07/25/29 (c),(b),(g)	1,388,000		1,455,861
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.96%, 10/25/29 (c),(h),(g)	2,607,000		2,753,566
Series 2017-DNA3, Class M2, 1 mo. USD LIBOR + 2.50%, 5.01%, 03/25/30 (c),(b),(g)	4,838,000		4,847,482
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 6.06%, 08/25/29 (c),(b),(g)	13,755,000		14,524,730
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 5.16%, 12/25/29 (c),(b),(g)	21,703,000		21,904,838
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.35%, 4.86%, 04/25/30 (c),(b),(g)	2,926,000		2,904,318
Series 2017-HRP1, Class M2, 1 mo. USD LIBOR + 2.45%, 4.96%, 12/25/42 (c),(b),(g)	1,687,000		1,712,568
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (c),(f),(g)	284,000		269,464
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.18%, 4.31%, 07/25/30 (c),(b),(g)	28,605,000		27,270,834
Series 2018-HQA1, Class M2, 1 mo. USD LIBOR + 2.30%, 4.81%, 09/25/30 (c),(b),(g)	9,157,000		8,899,414
Federal National Mortgage Association,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 01/01/49 (c),(s)	$70,500,000	$72,917,868
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.76%, 04/25/29 (c),(b),(g)	40,655,000	44,538,366
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.86%, 05/25/29 (c),(b),(g)	29,355,000	31,682,851
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 6.06%, 07/25/29 (c),(b),(g)	27,530,000	29,092,052
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 6.16%, 09/25/29 (c),(h),(g)	26,653,000	28,237,734
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.51%, 10/25/29 (c),(b),(g)	23,453,000	24,229,154
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 5.36%, 11/25/29 (c),(b),(g)	41,623,000	42,563,680
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.71%, 01/25/30 (c),(b),(g)	34,086,000	34,152,570
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 5.16%, 02/25/30 (c),(b),(g)	20,331,000	20,603,679
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 5.31%, 02/25/30 (c),(g)	34,109,000	34,595,701
Series 2017-C07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.91%, 05/25/30 (c),(b),(g)	8,593,000	8,593,000
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.76%, 07/25/30 (c),(b),(g)	76,751,000	75,052,500
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 4.71%, 08/25/30 (c),(b),(g)	8,357,000	8,138,130
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.66%, 10/25/30 (c),(b),(g)	31,292,000	30,332,900
Series 2018-C04, Class 2M2, 1 mo. USD LIBOR + 2.55%, 5.06%, 12/25/30 (c),(g)	35,552,000	34,941,928
Series 2018-C05, Class 1M2, 1 mo. USD LIBOR + 2.35%, 4.86%, 01/25/31 (c),(g)	30,588,000	29,608,480
Series 2018-C06, Class 1M2, 1 mo. USD LIBOR + 2.00%, 4.51%, 03/25/31 (c),(b),(g)	9,340,000	8,980,130
FNMA, 4.00%, 01/01/49 (c),(s)	155,000,000	157,869,980
Freddie Mac Stacr Trust 2018-HQA2, Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 4.81%, 10/25/48 (c),(f),(g)	31,678,000	30,555,015
Government National Mortgage Association, 4.00%, 01/01/49 (c),(s)	94,300,000	96,473,332
Home Re 2018-1 Ltd., Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 5.51%, 10/25/28 (c),(f),(g)	21,988,000	21,994,530
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.51%, 04/25/27 (c),(f),(h),(b),(g)	8,686,000	8,825,289
Radnor RE Ltd., Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 5.21%, 03/25/28 (c),(f),(g)	401,000	401,298
Sequoia Mortgage Trust,
Series 2018-3, Class B4, 3.79%, 03/25/48 (c),(f),(g)	642,000	461,915
Series 2018-5, Class B4, 3.96%, 05/25/48 (c),(f),(g)	649,000	479,838
Sequoia Mortgage Trust 2017-7, Series 2017-7, Class B4, 3.77%, 10/25/47 (c),(f),(g)	773,000	560,917
Sequoia Mortgage Trust 2018-2, Series 2018-2, Class B4, 3.77%, 02/25/48 (c),(f),(g)	843,157	590,453
Sequoia Mortgage Trust 2018-8, Series 2018-8, Class B4, 4.35%, 11/25/48 (c),(f),(g)	693,000	553,054
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.66%, 12/25/30 (c),(f),(b),(g)	20,664,000	19,938,487
Series 2018-DNA3, Class M2, 1 mo. USD LIBOR + 2.10%, 4.61%, 09/25/48 (c),(f),(g)	13,936,000	13,367,969
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 4.16%, 04/25/43 (c),(f),(b),(g)	935,795	932,445
STACR Trust 2018-HRP2,
Series 2018-HRP2, Class M3, 1 mo. USD LIBOR + 2.40%, 4.91%, 02/25/47 (c),(f),(h),(g)	7,227,000	7,084,700
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 6.71%, 02/25/47 (c),(f),(g)	3,887,000	3,715,894
Series 2018-HRP2, Class B2, 1 mo. USD LIBOR + 10.50%, 13.01%, 02/25/47 (c),(f),(g)	4,121,000	4,144,078
Structured Agency Credit Risk,
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 7.21%, 03/25/28 (c),(b),(g)	1,848,879	2,073,926
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 11.31%, 03/25/28 (c),(d),(b),(g)	3,384,001	3,911,516
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 7.31%, 05/25/28 (c),(b),(g)	5,130,000	5,793,489
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 8.06%, 07/25/28 (c),(h),(g)	34,897,681	41,233,704
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 7.16%, 10/25/28 (c),(b),(g)	7,380,000	8,246,737
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.86%, 09/25/28 (c),(b),(g)	5,109,000	6,155,241
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.66%, 11/25/28 (c),(g)	14,088,000	16,279,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (c),(b)	812,445	809,371

		1,231,585,066

Commercial Mortgage-Backed Securities — 7.7%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 5.28%, 09/15/34 (c),(f),(b),(g)	8,000,000	7,885,384
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.56%, 04/15/35 (c),(f),(b),(g)	5,000,000	4,985,625
Banc of America Commercial Mortgage Trust,
Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (h),(b),(g)	7,877,297	7,950,485
Series 2007-3, Class F, 5.71%, 06/10/49 (f),(b),(g)	2,998,973	3,003,570

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-4, Class F, 5.75%, 02/10/51 (f),(b),(g)	$4,346,073	$4,374,262
Series 2007-4, Class G, 5.75%, 02/10/51 (f),(b),(g)	2,478,404	2,534,220
Banc of America Commercial Mortgage Trust 2006-1, Series 2006-1, Class F, 6.05%, 09/10/45 (f),(g)	1,227,842	1,262,071
Bank 2017-BNK4, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (c),(b)	4,200,000	4,111,292
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 5.46%, 08/15/27 (c),(f),(b),(g)	2,084,912	2,084,664
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 6.21%, 08/15/27 (c),(f),(b),(g)	1,546,000	1,547,105
BBCMS Trust 2018-CBM, Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.85%, 07/15/37 (c),(f),(b),(g)	2,000,000	1,980,550
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (f),(g)	6,040,708	6,057,018
Series 2006-PW13, Class D, 5.75%, 09/11/41 (f),(b),(g)	2,022,991	2,048,098
Series 2007-PW16, Class C, 5.76%, 06/11/40 (f),(b),(g),(h)	5,043,788	5,115,142
Series 2007-PW18, Class B, 6.48%, 06/11/50 (f),(g)	6,394,786	6,537,038
Series 2007-T26, Class AM, 5.46%, 01/12/45 (b),(g)	895,657	904,439
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Series 2006-PW13, Class B, 5.66%, 09/11/41 (f),(g)	73,162	73,093
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, Series 2006-PW14, Class C, 5.37%, 12/11/38 (f),(h)	3,093,907	3,136,393
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Series 2006-T22, Class G, 5.71%, 04/12/38 (f),(g)	3,356,648	3,397,263
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (c),(b)	5,000,000	5,065,335
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 3.90%, 4.36%, 07/15/35 (c),(f),(b),(g)	3,000,000	2,991,024
BX Commercial Mortgage Trust 2018-IND, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.05%, 4.51%, 11/15/35 (c),(f),(g)	5,991,060	5,977,125
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.61%, 07/15/34 (c),(f),(b),(g)	8,060,864	7,941,072
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.71%, 07/15/34 (c),(f),(b),(g)	3,400,000	3,382,939
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.88%, 05/15/35 (c),(f),(b),(g)	2,500,000	2,457,670
BX Trust 2018-EXCL, Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 0.00%, 4.43%, 09/15/37 (f),(g),(h)	5,520,203	5,508,787
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.46%, 11/15/34 (c),(f),(b),(g)	5,000,000	4,997,615
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.35%, 10/15/34 (c),(f),(b),(g)	6,000,000	5,922,396
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29 (f),(g)	626,142	632,653
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (c),(b)	3,800,000	3,726,409
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.22%, 11/10/49 (c),(f),(b),(g)	3,266,000	2,688,650
Series 2016-C7, Class D, 4.43%, 12/10/54 (c),(f),(b),(g)	1,605,000	1,341,358
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.61%, 02/15/37 (f),(b),(g)	6,289,051	6,303,849
CHT 2017-COSMO Mortgage Trust, Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 5.46%, 11/15/36 (c),(f),(g)	4,000,000	3,965,944
CHT Mortgage Trust, Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 6.20%, 11/15/36 (c),(f),(b),(g)	8,000,000	7,974,512
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b),(g)	1,579,685	1,610,331
Series 2015-GC27, Class D, 4.43%, 02/10/48 (f),(b),(g)	1,239,361	1,096,781
Series 2015-GC29, Class D, 3.11%, 04/10/48 (c),(f),(h),(b)	5,319,255	4,397,284
Series 2015-GC31, Class D, 4.06%, 06/10/48 (c),(b),(g)	1,850,000	1,593,028
Series 2016-C3, Class D, 3.00%, 11/15/49 (c),(f),(b)	1,826,000	1,365,381
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (c),(b)	2,060,000	2,092,488
Citigroup Commercial Mortgage Trust 2013-GC15, Series 2013-GC15, Class D, 5.22%, 09/10/46 (f),(b),(g)	1,472,573	1,496,433
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (b),(g)	2,895,435	2,922,681
COBALT CMBS Commercial Mortgage Trust 2007-C2, Series 2007-C2, Class B, 5.62%, 04/15/47 (g)	982,274	986,499
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.09%, 10/10/46 (g),(h)	2,398,831	2,417,998
Series 2015-PC1, Class C, 4.44%, 07/10/50 (g),(h)	5,022,634	4,983,297

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Commercial Mortgage Trust,
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 5.54%, 08/13/27 (c),(f),(b),(g)	$2,400,000	$2,406,504
Series 2014-TWC, Class D, 1 mo. USD LIBOR + 2.25%, 4.64%, 02/13/32 (f),(b),(g)	1,903,058	1,903,648
Series 2015-CR23, Class D, 4.25%, 05/10/48 (c),(b),(g)	1,745,000	1,540,449
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (f),(h),(b),(g)	4,493,198	4,487,357
Series 2007-C1, Class AM, 5.42%, 02/15/40 (h),(b)	5,515,670	5,508,500
Series 2007-C2, Class AJ, 5.72%, 01/15/49 (b),(g)	5,461,041	5,522,532
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.20%, 06/15/57 (c),(b),(g)	1,282,000	1,042,711
Series 2015-C3, Class D, 3.36%, 08/15/48 (c),(h),(g)	3,139,000	2,499,181
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(g),(h)	13,597,433	13,306,339
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (f),(b),(g)	206,192	203,707
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (c),(f),(b),(g)	1,000,000	960,827
Series 2017-GS8, Class A4, 3.47%, 11/10/50 (c),(b)	5,700,000	5,590,970
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 1 mo. USD LIBOR + 2.35%, 4.81%, 02/15/37 (f),(b),(g)	2,598,201	2,597,289
GS Mortgage Securities Corp. Trust 2018-FBLU,
Series 2018-FBLU, Class E, 1 mo. USD LIBOR + 2.75%, 5.21%, 11/15/35 (c),(f),(g)	4,000,000	3,957,040
Series 2018-FBLU, Class F, 1 mo. USD LIBOR + 3.25%, 5.71%, 11/15/35 (c),(f),(g)	8,000,000	7,974,208
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.78%, 08/10/45 (b),(g)	2,481,242	2,486,949
Series 2012-GC6, Class D, 5.65%, 01/10/45 (f),(g),(h)	5,961,773	5,920,726
Series 2013-GC12, Class D, 4.45%, 06/10/46 (c),(f),(b),(g),(h)	10,077,137	9,224,208
Series 2017-SLP, Class E, 4.59%, 10/10/32 (c),(f),(b),(g)	5,000,000	4,882,955
GS Mortgage Securities Trust 2018-HART, Series 2018-HART, Class D, 1 mo. USD LIBOR + 2.20%, 4.66%, 10/15/31 (f),(h),(g)	2,210,215	2,198,775
J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI, Series 2017-MAUI, Class E, 1 mo. USD LIBOR + 2.95%, 5.34%, 07/15/34 (c),(f),(g)	4,000,000	3,909,672
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.35%, 5.46%, 06/15/35 (c),(f),(b),(g)	2,500,000	2,459,948
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.73%, 01/12/38 (f),(b),(g)	4,065,178	4,174,531
Series 2005-CB13, Class AJ, 5.59%, 01/12/43 (g),(h)	9,829,841	9,896,683
Series 2005-LDP2, Class G, 5.47%, 07/15/42 (f),(g)	7,263,593	7,307,901
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (h),(b),(g)	15,408,995	15,435,191
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (b),(g)	2,453	2,455
Series 2007-CB20, Class D, 6.23%, 02/12/51 (f),(b),(g)	1,487,233	1,515,929
Series 2010-C1, Class B, 5.95%, 06/15/43 (f),(h)	2,726,593	2,758,082
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 2.79%, 5.46%, 02/15/35 (c),(f),(b),(g)	5,000,000	4,989,040
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.26%, 4.87%, 06/15/35 (c),(f),(b),(g)	3,000,000	2,984,859
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.10%, 07/15/45 (g),(h)	4,987,252	4,723,027
Series 2015-C28, Class D, 3.72%, 10/15/48 (c),(f),(b),(g)	5,074,000	4,062,143
Series 2015-C28, Class C, 4.22%, 10/15/48 (b),(g),(h)	6,040,592	5,716,019
Series 2015-C30, Class D, 3.80%, 07/15/48 (c),(g)	564,500	462,202
Series 2015-C30, Class C, 4.30%, 07/15/48 (c),(h),(g)	11,768,000	11,143,060
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (c),(b)	4,950,000	4,844,476
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + ..35%, 2.81%, 07/15/44 (f),(b),(g)	3,682,812	3,655,559
Series 2007-C3, Class AJ, 6.09%, 07/15/44 (b),(g)	1,084,511	1,092,645
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.32%, 04/15/41 (g),(h)	4,168,443	4,314,755
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class C, 5.34%, 02/15/41 (g)	7,680,821	7,692,342
Series 2006-C4, Class G, 6.19%, 06/15/38 (f),(g)	847,146	851,467
Series 2007-C1, Class F, 5.61%, 02/15/40 (b),(g)	6,291,579	6,369,312
Series 2007-C6, Class AJ, 6.28%, 07/15/40 (b),(g),(h)	17,764,606	18,070,157
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 8.31%, 09/15/28 (c),(f),(b),(g)	7,081,748	7,148,961

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.13%, 04/20/48 (c),(f),(b),(g)	$3,194,000	$2,373,560
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.59%, 05/12/39 (b),(g)	1,198,613	1,200,411
Series 2007-C1, Class AM, 5.79%, 06/12/50 (b),(g)	121,670	121,572
Merrill Lynch Mortgage Trust 2006-C2, Series 2006-C2, Class B, 5.85%, 08/12/43 (g)	938,650	943,702
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.53%, 03/12/51 (g)	5,035,273	5,042,322
Series 2007-7, Class AMFL, 1 mo. USD LIBOR + .23%, 2.58%, 06/12/50 (f),(b),(g)	162,422	162,211
Series 2007-7, Class AM, 5.75%, 06/12/50 (b),(g)	167,518	167,753
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 4.91%, 04/15/47 (c),(f),(g)	2,270,000	2,216,782
Series 2014-C19, Class D, 3.25%, 12/15/47 (c),(f),(b)	3,660,000	3,061,067
Series 2015-C21, Class D, 4.16%, 03/15/48 (c),(f),(b),(g)	4,754,000	3,950,840
Series 2016-C29, Class D, 3.00%, 05/15/49 (c),(f),(b)	2,517,000	1,873,013
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(f),(b),(g)	1,323,000	1,001,359
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(f),(g)	991,000	777,766
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (c),(b)	2,907,303	2,857,251
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(g)	234,723	234,371
Series 2006-HQ8, Class D, 5.60%, 03/12/44 (b),(g)	1,529,300	1,519,972
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (b),(g)	3,525,440	3,550,470
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g),(h)	12,031,019	12,176,594
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(f),(b)	1,761,000	1,314,750
Series 2017-JWDR, Class E, 1 mo. USD LIBOR + 3.05%, 5.51%, 11/15/34 (c),(f),(b),(g)	6,000,000	5,994,852
Series 2018-BOP, Class F, 1 mo. USD LIBOR + 2.50%, 4.96%, 08/15/33 (c),(f),(b),(g)	1,000,000	994,315
Morgan Stanley Capital I Trust 2005-IQ9, Series 2005-IQ9, Class B, 4.86%, 07/15/56	4,646,289	4,646,753
Morgan Stanley Capital I Trust 2005-TOP19, Series 2005-T19, Class H, 5.61%, 06/12/47 (f),(g)	3,729,457	3,766,752
Morgan Stanley Capital I Trust 2006-TOP21, Series 2006-T21, Class AJ, 5.24%, 10/12/52 (g)	1,623,019	1,631,134
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 6.12%, 06/11/49 (b),(g)	5,781,794	5,834,113
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.71%, 08/15/34 (c),(f),(h),(b),(g)	14,551,381	14,361,922
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (c),(f),(b)	6,907,000	6,834,097
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 5.96%, 01/14/35 (c),(f),(b),(g)	1,000,000	1,000,413
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.70%, 5.16%, 02/15/35 (c),(f),(b),(g)	1,500,000	1,500,443
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 6.28%, 02/15/32 (c),(f),(g)	798,000	794,697
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (f),(b),(g)	2,478,721	2,462,361
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class D, 5.72%, 10/15/48 (b),(g)	5,721,398	5,708,239
Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(g)	2,160,257	2,160,473
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Series 2007-C34 SEQ, Class AJ, 6.14%, 05/15/46 (g)	699,436	703,245
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 6.81%, 06/15/29 (c),(f),(b),(g)	3,000,000	3,001,353
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(f),(b)	6,903,000	5,625,586
Series 2015-C31, Class D, 3.85%, 11/15/48 (c),(b)	3,546,000	2,880,976
Series 2015-LC20, Class D, 4.36%, 04/15/50 (c),(f),(h),(b),(g)	5,292,000	4,510,096
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (c),(b),(g)	9,557,000	9,124,603
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (c),(f),(b),(g)	2,629,000	2,002,557
Series 2016-C34, Class C, 5.03%, 06/15/49 (h),(g)	7,139,495	7,271,833
Series 2016-C34, Class D, 5.03%, 06/15/49 (c),(f),(b),(g)	1,357,000	1,169,043
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(f),(b)	3,500,000	2,994,089
Series 2014-C25, Class D, 3.80%, 11/15/47 (f),(g),(h)	5,695,908	4,895,063

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust 2014-C24, Series 2014-C24, Class C, 4.29%, 11/15/47 (b),(g)	$1,473,476	$1,411,552

		532,448,868

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.11%, 04/10/48 (c),(h),(g)	13,860,375	670,537
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.18%, 08/10/47 (c),(b),(g)	20,021,685	879,132
Series 2014-UBS5, Class XA, 1.02%, 09/10/47 (c),(b),(g)	3,903,651	127,388
Series 2015-CR23, Class XA, 0.96%, 05/10/48 (c),(b),(g)	12,099,474	473,767
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.80%, 06/15/57 (c),(b),(g)	39,508,069	1,494,116
Series 2015-C3, Class XA, 0.83%, 08/15/48 (c),(h),(g)	33,891,889	1,196,146
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.82%, 07/10/48 (c),(h),(g)	23,377,889	908,582
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.61%, 07/15/48 (c),(h),(g)	49,133,949	1,413,436
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.11%, 04/15/48 (c),(h),(g)	18,833,040	905,097
Series 2015-C23, Class XA, 0.69%, 07/15/50 (c),(h),(g)	55,280,160	1,499,861
Series 2015-C25, Class XA, 1.12%, 10/15/48 (c),(h),(g)	35,870,851	1,909,370
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.09%, 12/15/47 (c),(h),(g)	41,674,398	1,945,153
Series 2015-C29, Class XA, 0.70%, 06/15/48 (c),(h),(g)	119,557,591	4,025,863
Series 2016-C32, Class XA, 1.32%, 01/15/59 (c),(h),(g)	37,720,067	2,524,114

		19,972,562

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, (1) X 1 mo. USD LIBOR + 6.05%, 3.54%, 05/25/44 (c),(b),(g)	20,504,994	3,219,653
Series 2015-13, Class ST, (1) X 1 mo. USD LIBOR + 5.60%, 3.09%, 03/25/45 (c),(b),(g)	12,564,487	1,863,916
Government National Mortgage Association, Series 2018-93, Class SA, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 07/20/48 (c),(g)	8,327,728	1,246,761

		6,330,330

Total North America		1,790,336,826

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,770,060,685)		1,790,336,826

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.5%
North America — 0.5%
Interest Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage Association,
Series 2011-157, Class LS, (1) X 1 mo. USD LIBOR + 6.63%, 4.16%, 12/20/41 (c),(b),(g)	5,792,285	1,147,255
Series 2012-96, Class SA, (1) X 1 mo. USD LIBOR + 6.10%, 3.63%, 08/20/42 (c),(b),(g)	5,910,041	1,023,566
Series 2013-188, Class SA, (1) X 1 mo. USD LIBOR + 6.15%, 3.68%, 12/20/43 (c),(b),(g)	5,550,267	767,497
Series 2014-116, Class SC, (1) X 1 mo. USD LIBOR + 5.60%, 3.13%, 08/20/44 (c),(b),(g)	3,859,821	512,847
Series 2015-148, Class SL, (1) X 1 mo. USD LIBOR + 5.68%, 3.21%, 10/20/45 (c),(b),(g)	16,701,541	2,333,823
Series 2015-151, Class SC, (1) X 1 mo. USD LIBOR + 6.15%, 3.68%, 10/20/45 (c),(b),(g)	9,524,471	1,519,677
Series 2015-161, Class AS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 11/20/45 (c),(b),(g)	8,427,206	1,518,330
Series 2015-162, Class LS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 11/20/45 (c),(b),(g)	11,760,391	1,918,837
Series 2016-5, Class QS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 01/20/46 (c),(b),(g)	13,443,100	2,293,016
Series 2017-101, Class SL, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 07/20/47 (c),(g)	11,191,968	1,750,838
Series 2017-114, Class SP, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 07/20/47 (c),(b),(g)	8,445,468	1,335,735
Series 2017-117, Class BS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 08/20/47 (c),(g)	6,670,429	1,092,243
Series 2017-117, Class SA, (1) X 1 mo. USD LIBOR + 2.60%, 3.73%, 08/20/47 (c),(g)	8,201,355	1,463,122
Series 2017-156, Class SB, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 10/20/47 (c),(b),(g)	8,918,469	1,570,560
Series 2017-56, Class AS, (1) X 1 mo. USD LIBOR + 6.15%, 3.68%, 04/20/47 (c),(g)	8,110,444	1,387,446
Series 2017-73, Class SM, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 05/20/47 (c),(b),(g)	8,214,813	1,398,900
Series 2017-78, Class CS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 05/20/47 (c),(b),(g)	16,913,558	2,857,055
Series 2018-27, Class HS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 02/20/48 (c),(g)	4,931,447	706,553
Series 2018-48, Class SA, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 04/20/48 (c),(g)	10,625,188	1,941,721
Series 2018-54, Class AS, (1) X1 mo. USD LIBOR + 5.72%, 3.25%, 04/20/48 (c),(g)	6,344,818	787,614

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-54, Class SA, (1) X 1 mo. USD LIBOR + 6.25%, 3.78%, 04/20/48 (c),(g)	$19,034,453	$2,837,504
Series 2018-64, Class SG, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 05/20/48 (c),(g)	6,117,756	902,112
Series 2018-65, Class PS, (1) X 1 mo. USD LIBOR + 6.15%, 3.68%, 05/20/48 (c),(g)	9,393,017	1,382,304
Series 2018-78, Class AS, (1) X 1 mo. USD LIBOR + 6.20%, 3.73%, 06/20/48 (c),(g)	18,587,062	2,627,058

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $37,178,257)		37,075,613

U.S. TREASURY OBLIGATIONS — 11.2%
North America — 11.2%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (c),(b)	31,648,200	29,715,253
0.38%, 07/15/25 - 07/15/27 (b),(c)	18,060,075	17,249,390
0.50%, 01/15/28 (c),(b)	35,624,310	34,001,065
0.63%, 01/15/26 (c),(b)	51,082,560	49,727,033
0.75%, 07/15/28 (c)	13,096,070	12,819,822
U.S. Treasury Notes,
1.50%, 10/31/19	43,834,200	43,424,789
1.63%, 06/30/19 - 08/31/19	97,502,600	96,927,716
1.75%, 09/30/19	224,834,200	223,376,292
3.63%, 08/15/19 - 02/15/20	268,834,200	271,686,741

TOTAL U.S. TREASURY OBLIGATIONS (COST $785,027,627)		778,928,101

MUNICIPALS — 0.0%

Security Description	Shares	Value
North America — 0.0%
Puerto Rico,
GO, Series 2011 A, (PUB IMPT-SER A), 5.75%, 07/01/41 (i)	755,000	403,925
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.00%, 07/01/41 (i)	1,615,000	859,987
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A), 5.50%, 07/01/39 (i)	2,290,000	1,225,150

Total North America		2,489,062

TOTAL MUNICIPALS (COST $2,586,288)		2,489,062

EXCHANGE-TRADED FUNDS — 2.0%
Invesco Emerging Markets Sovereign Debt ETF (c),(b)	33,912	895,955
iShares Core MSCI Emerging Markets ETF (c),(b)	303,163	14,294,135
iShares Core S&P 500 ETF (c)	150,000	37,741,500
SPDR Dow Jones International Real Estate ETF (c),(b)	472,960	16,714,406
Vanguard Emerging Markets Government Bond ETF (c),(b)	9,425	702,540
Vanguard FTSE Emerging Markets ETF (c),(b)	401,644	15,302,636
Vanguard Global ex-U.S. Real Estate ETF (c),(b)	483,595	25,345,214
Vanguard REIT ETF (c),(b)	376,864	28,102,749

TOTAL EXCHANGE-TRADED FUNDS (COST $149,635,045)		139,099,135

WARRANTS — 0.0%
SG Issuer SA, MTN (a)	7,170	3,286

TOTAL WARRANTS (COST $370,707)		3,286

INVESTMENTS IN INVESTEE FUNDS — 7.6%
North America — 5.9%
EJF Debt Opportunities Offshore Fund, Ltd.(cost $ 250,000,000) (a),(l),(d)	2,500,000	238,725,000
GCM Equity Partners LP(cost $ 10,737,133) (a),(l),(d)	1	31,984,704
Glenview Capital Partners (Cayman), Ltd.(cost $ 125,000,000) (a),(l),(d)	125,000	135,458,750

Total North America		406,168,454

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Europe — 1.7%
GCM Equity Master Fund LP(cost $ 68,116,416) (a),(l),(d)	1	$118,040,351

Total Europe		118,040,351

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $453,853,549)		524,208,805

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Akzo Nobel NV	74.00 EUR	01/18/19	129	$4,128	$27,969	$4,730	$(23,239)
Atos SE	115.00 EUR	03/15/19	126	630	44,887	722	(44,165)
Atos SE	100.00 EUR	03/15/19	128	5,632	91,381	6,453	(84,928)
Atos SE	85.00 EUR	03/15/19	129	19,608	45,631	22,466	(23,165)
BNP Paribas SA	42.00 EUR	02/15/19	644	44,436	96,723	50,912	(45,811)
Engie SA	13.00 EUR	03/15/19	1,933	75,387	57,879	86,374	28,495
Euro Stoxx 50	3,100.00 EUR	02/15/19	180	64,800	79,621	74,244	(5,377)
Euro Stoxx 50	3,200.00 EUR	03/15/19	192	46,464	108,388	53,236	(55,152)
ING Groep NV	10.50 EUR	02/15/19	1,289	14,179	36,796	16,245	(20,551)
Koninklijke KPN NV	2.50 EUR	02/15/19	5,156	61,872	45,617	70,890	25,273
Koninklijke KPN NV	2.70 EUR	02/15/19	7,734	30,936	92,416	35,445	(56,971)
Publicis Groupe SA	50.00 EUR	02/15/19	258	52,890	55,246	60,599	5,353
Publicis Groupe SA	54.00 EUR	01/18/19	322	5,796	62,194	6,641	(55,553)
Renault SA	62.00 EUR	02/15/19	129	7,224	33,234	8,277	(24,957)
WPP PLC	9.00 GBP	01/18/19	64	10,720	31,129	13,664	(17,465)

					$909,111	$510,898	$(398,213)

Exchange-Traded Put Options — 0.0%
Aegon NV	4.20 EUR	02/15/19	1,933	56,057	56,126	64,227	8,101
Aegon NV	4.20 EUR	03/15/19	1,289	43,826	41,184	50,214	9,030
Akzo Nobel NV	66.00 EUR	02/15/19	258	29,412	50,646	33,699	(16,947)
Apple, Inc.	160.00 USD	02/15/19	77	79,310	49,980	79,310	29,330
APPLE, Inc.	170.00 USD	01/18/19	64	83,840	43,076	83,840	40,764
BNP Paribas SA	39.00 EUR	02/15/19	322	51,842	58,183	59,398	1,215
BNP Paribas SA	45.00 EUR	01/18/19	322	181,930	46,984	208,446	161,462
Broadcom PTE Ltd	240.00 USD	01/25/19	32	15,360	31,075	15,360	(15,715)
EON SA	8.00 EUR	03/15/19	1,289	27,069	24,340	31,014	6,674
EON SA	8.50 EUR	03/15/19	1,289	47,693	39,679	54,644	14,965
Euro Stoxx 50	230.00 EUR	06/21/19	39	22,230	25,444	25,470	26
Euro Stoxx 50	240.00 EUR	06/21/19	74	59,570	73,423	68,252	(5,171)
Euro Stoxx 50	240.00 EUR	03/15/19	52	18,720	22,440	21,449	(991)
Euro Stoxx 50	3,050.00 EUR	01/18/19	26	25,246	22,824	28,926	6,102
FTSE 100 Index	7,000.00 GBP	02/15/19	4	14,360	10,392	18,303	7,911
FTSE 100 Index	6,600.00 GBP	03/15/19	4	8,860	11,256	11,293	37
ING Groep NV	9.00 EUR	02/15/19	967	33,845	39,473	38,778	(695)
Micron Technology, Inc.	34.00 USD	01/18/19	258	72,240	54,718	72,240	17,522
NASDAX 100 Stock Index	6,800.00 USD	01/18/19	3	140,685	80,925	140,685	59,760
Netflix, Inc.	250.00 USD	02/15/19	26	40,300	58,650	40,300	(18,350)
Netflix, Inc.	260.00 USD	01/18/19	26	38,922	58,650	38,922	(19,728)
Netflix, Inc.	275.00 USD	01/18/19	26	56,810	82,961	56,810	(26,151)
Omnicom Group, Inc.	67.50 USD	01/18/19	258	7,740	66,436	7,740	(58,696)
Prudential PLC	13.00 GBP	03/15/19	64	27,040	38,140	34,465	(3,675)
Prudential PLC	13.50 GBP	03/15/19	64	38,080	50,090	48,537	(1,553)
RWE AG	15.00 EUR	03/15/19	967	12,571	58,667	14,403	(44,264)
RWE AG	16.00 EUR	03/15/19	645	14,835	64,398	16,997	(47,401)
UniCredit SpA	10.00 EUR	02/14/19	97	63,923	57,877	73,240	15,363
Walt Disney Co.	90.00 USD	02/15/19	386	13,896	13,559	13,896	337

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Walt Disney Co.	95.00 USD	02/15/19	322	$21,896	$20,635	$21,896	$1,261
					$1,352,231	$1,472,754	$120,523

Total Purchased Options Outstanding					$2,261,342	$1,983,652	$(277,690)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — MONEY MARKET FUNDS — 2.7%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.12% (c),(r)	19,287	19,287
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27% (r)	186,638,614	186,638,614
TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUNDS (COST $186,657,901)		186,657,901

TOTAL INVESTMENTS IN SECURITIES — 104.0% (COST $7,394,742,273)		7,211,660,461

TOTAL SECURITIES SOLD SHORT — (22.2)% (PROCEEDS $1,756,511,748)		(1,537,489,065)

Other Assets (m) — 18.2%		1,257,341,013

Net Assets — 100.0%		$6,931,512,409

SECURITIES SOLD SHORT — (22.1)%
COMMON STOCK — (20.7)%
Africa — (0.0)%
Metals & Mining — (0.0)%
Platinum Group Metals Ltd.	1,800	(2,682)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	32,800	(133,496)
Sasol Ltd., ADR	8,100	(237,249)

Total Africa		(373,427)

Asia — (1.8)%
Apparel & Textile Products — (0.0)%
Huami Corp., ADR	3,400	(33,422)

Asset Management — (0.0)%
Noah Holdings Ltd., ADR	1,900	(82,308)

Automotive — (0.0)%
Honda Motor Co. Ltd., ADR	13,900	(367,655)
Kandi Technologies Group, Inc.	8,800	(31,944)
NIO, Inc., ADR	172,000	(1,095,640)
SORL Auto Parts, Inc.	1,000	(1,880)
Tata Motors Ltd., ADR	8,400	(102,312)

		(1,599,431)

Banking — (0.1)%
HDFC Bank Ltd., ADR	8,500	(880,515)
ICICI Bank Ltd., ADR	190,600	(1,961,274)
KB Financial Group, Inc., ADR	6,000	(251,880)
Mitsubishi UFJ Financial Group, Inc., ADR	28,100	(136,847)
Mizuho Financial Group, Inc., ADR	14,300	(42,900)
Shinhan Financial Group Co. Ltd., ADR	3,700	(131,313)
Sumitomo Mitsui Financial Group, Inc., ADR	20,200	(131,502)

		(3,536,231)

Biotechnology & Pharmaceuticals — (0.1)%
China Biologic Products Holdings, Inc.	3,300	(250,503)
Dr Reddy’s Laboratories Ltd., ADR	6,000	(226,200)
Takeda Pharmaceutical Co. Ltd. (c)	241,800	(8,195,683)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Zai Lab Ltd., ADR	1,100	$(25,542)

		(8,697,928)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(124)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	10,200	(93,942)
Four Seasons Education Cayman, Inc., ADR	100	(245)
OneSmart International Education Group Ltd., ADR	3,400	(26,520)
RISE Education Cayman Ltd., ADR	2,999	(24,052)
TAL Education Group, ADR	108,300	(2,889,444)

		(3,034,203)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd., Class A ADR	2,000	(15,160)
Huazhu Group Ltd., ADR	28,700	(821,681)

		(836,841)

Hardware — (0.0)%
AU Optronics Corp., ADR	4,849	(19,105)
LG Display Co. Ltd., ADR	3,300	(27,027)
Sony Corp., ADR	29,000	(1,400,120)

		(1,446,252)

Health Care Facilities & Services — (0.0)%
iKang Healthcare Group, Inc., ADR	1,800	(36,684)

Industrial Services — (0.0)%
Textainer Group Holdings Ltd.	800	(7,968)

Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	200	(184)
Nomura Holdings, Inc., ADR	7,600	(28,272)

		(28,456)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	200	(2,098)
Fanhua, Inc., ADR	3,600	(79,020)

		(81,118)

Media — (0.2)%
51job, Inc., ADR	100	(6,244)
Autohome, Inc., ADR	400	(31,292)
Ctrip.com International Ltd., ADR	287,600	(7,782,456)
Eros International PLC	3,700	(30,673)
Fang Holdings Ltd., ADR	66,000	(94,380)
iQIYI, Inc., ADR	265,800	(3,952,446)
LINE Corp., ADR	4,000	(136,440)
MakeMyTrip Ltd.	15,600	(379,548)
Renren, Inc., ADR	3,140	(4,835)
Weibo Corp., ADR	26,190	(1,530,282)
Xunlei Ltd., ADR	25,800	(87,720)
Yatra Online, Inc.	2,100	(8,442)

		(14,044,758)

Metals & Mining — (0.0)%
Turquoise Hill Resources Ltd.	140,600	(231,990)
Vedanta Ltd., ADR	7,800	(90,012)

		(322,002)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	4,700	$(716,515)
Recon Technology Ltd.	500	(355)

		(716,870)

Real Estate — (0.0)%
Nam Tai Property, Inc.	100	(868)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd., ADR	21,827	(215,869)

Retail—Discretionary — (1.0)%
Alibaba Group Holding Ltd., ADR (c)	396,776	(54,386,086)
JD.com, Inc., ADR	480,900	(10,065,237)
Jumei International Holding Ltd., ADR	4,600	(8,418)
LightInTheBox Holding Co. Ltd., ADR	600	(732)
Pinduoduo, Inc., ADR	115,200	(2,585,088)
Secoo Holding Ltd., ADR	100	(907)

		(67,046,468)

Semiconductors — (0.0)%
Himax Technologies, Inc., ADR	110,000	(377,300)
Semiconductor Manufacturing International Corp., ADR	4,100	(17,548)
Silicon Motion Technology Corp., ADR	1,200	(41,400)

		(436,248)

Software — (0.2)%
Aurora Mobile Ltd., ADR	219	(1,537)
Bilibili, Inc., ADR	157,900	(2,303,761)
Gridsum Holding, Inc., ADR	2,600	(5,798)
HUYA, Inc., ADR	37,900	(586,692)
Link Motion, Inc., ADR (d)	11,000	(1,693)
Momo, Inc., ADR	35,000	(831,250)
NetEase, Inc., ADR	41,800	(9,838,466)
Sea Ltd., ADR	62,500	(707,500)
Taoping, Inc.	300	(360)
Tencent Music Entertainment Group, ADR	1,100	(14,542)

		(14,291,599)

Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	1,983	(2,023)
Jianpu Technology, Inc., ADR	6,700	(27,939)
LexinFintech Holdings Ltd., ADR	8,700	(63,075)
ORIX Corp., ADR	300	(21,465)
PPDAI Group, Inc., ADR	7,800	(28,080)
Qudian, Inc., ADR	18,600	(79,794)

		(222,376)

Technology Services — (0.0)%
Baozun, Inc., ADR	44,700	(1,305,687)
Infosys Ltd., ADR	22,600	(215,152)
Wipro Ltd., ADR	17,400	(89,262)

		(1,610,101)

Telecommunications — (0.1)%
China Mobile Ltd., ADR	22,100	(1,060,800)
Chunghwa Telecom Co. Ltd., ADR	4,400	(157,476)
GDS Holdings Ltd., ADR	23,500	(542,615)
PLDT, Inc., ADR	300	(6,414)
PT Telekomunikasi Indonesia Persero Tbk, ADR	12,900	(338,109)
SK Telecom Co. Ltd., ADR	5,200	(139,360)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
VEON Ltd., ADR	127,400	$(298,116)

		(2,542,890)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	62,700	(257,697)
Seaspan Corp.	33,978	(266,048)
ZTO Express Cayman, Inc., ADR	89,300	(1,413,619)

		(1,937,364)

Utilities — (0.0)%
Huaneng Power International, Inc., ADR	2,080	(52,021)
Korea Electric Power Corp., ADR	21,800	(321,550)

		(373,571)

Total Asia		(123,181,950)

Europe — (1.0)%
Asset Management — (0.0)%
UBS Group AG	100,200	(1,240,476)

Automotive — (0.0)%
Autoliv, Inc.	200	(14,046)
Ferrari NV	2,500	(248,600)
Garrett Motion, Inc.	200	(2,468)
Veoneer, Inc.	14,600	(344,122)

		(609,236)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	11,300	(59,777)
Banco Santander SA, ADR	250,343	(1,121,536)
Barclays PLC, ADR	121,281	(914,459)
Deutsche Bank AG	106,800	(870,420)
HSBC Holdings PLC, ADR	101,282	(4,163,703)
ING Groep NV, ADR	20,100	(214,266)
Lloyds Banking Group PLC, ADR	3,700	(9,472)
Royal Bank of Scotland Group PLC, ADR	39,600	(221,364)

		(7,574,997)

Biotechnology & Pharmaceuticals — (0.4)%
AC Immune SA	1,213	(11,463)
Affimed NV	4,400	(13,684)
Argenx SE, ADR (c)	22,310	(2,143,322)
AstraZeneca PLC, ADR	4,600	(174,708)
Auris Medical Holding AG	560	(255)
Bayer AG (c)	194,942	(13,557,974)
Cellectis SA, ADR	1,200	(19,980)
Nabriva Therapeutics plc	800	(1,168)
Novartis AG, ADR	46,500	(3,990,165)
Roche Holding AG (c)	28,880	(7,169,715)
uniQure NV	100	(2,882)

		(27,085,316)

Construction Materials — (0.0)%
CRH PLC, ADR	600	(15,810)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	86,000	(5,659,660)
Diageo PLC, ADR	100	(14,180)
Unilever NV	17,376	(934,829)
Unilever PLC, ADR	4,100	(214,225)

		(6,822,894)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Electrical Equipment — (0.0)%
ABB Ltd., ADR	4,100	$(77,941)

Hardware — (0.0)%
Logitech International SA	6,000	(187,680)
Nokia Oyj, ADR	48,000	(279,360)
Telefonaktiebolaget LM Ericsson, ADR	4,200	(37,254)
voxeljet AG, ADR	1,400	(2,380)

		(506,674)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	114,649	(1,245,088)

Insurance — (0.0)%
Aegon NV	1,700	(7,905)
Prudential PLC, ADR	2,463	(87,116)

		(95,021)

Iron & Steel — (0.0)%
ArcelorMittal	64,897	(1,341,421)

Machinery — (0.0)%
CNH Industrial NV	3,400	(31,314)

Media — (0.0)%
Liberty Global PLC, A Shares	85,100	(1,816,034)
Pearson PLC, ADR	10,900	(130,146)
WPP PLC, ADR	400	(21,920)

		(1,968,100)

Medical Equipment & Devices — (0.1)%
Coloplast A/S, B Shares (c)	50,680	(4,714,031)
Koninklijke Philips NV	3,500	(122,885)
Smith & Nephew PLC, ADR	9,900	(370,062)

		(5,206,978)

Metals & Mining — (0.0)%
Ferroglobe PLC (d)	400	0

Oil, Gas & Coal — (0.1)%
BP PLC, ADR	49,035	(1,859,407)
Equinor ASA, ADR	24,160	(511,467)
Royal Dutch Shell PLC, ADR	2,500	(145,675)
TechnipFMC PLC	103,100	(2,018,698)

		(4,535,247)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	5,325	(379,886)

Retail—Discretionary — (0.0)%
Farfetch Ltd., Class A	1,400	(24,794)

Software — (0.1)%
Micro Focus International plc, ADR	800	(13,768)
SAP SE, ADR	32,800	(3,265,240)

		(3,279,008)

Specialty Finance — (0.0)%
AerCap Holdings NV	57,100	(2,261,160)
Fly Leasing Ltd., ADR	1,000	(10,560)

		(2,271,720)

Technology Services — (0.0)%
RELX PLC, ADR	3,700	(75,924)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Telecommunications — (0.1)%
BT Group PLC, ADR	40,000	$(608,000)
Telefonica SA, ADR	1,401	(11,853)
Vodafone Group PLC, ADR	145,300	(2,801,384)

		(3,421,237)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	8,700	(40,629)
Costamare, Inc.	2,700	(11,853)
Diana Containerships, Inc.	1,700	(1,105)
Diana Shipping, Inc.	200	(636)
DryShips, Inc.	9,610	(54,297)
Euronav SA	18,808	(130,339)
Frontline Ltd.	20,140	(111,374)
GasLog Ltd.	4,400	(72,424)
Globus Maritime Ltd.	143	(410)
Golden Ocean Group Ltd.	1,880	(11,581)
Navios Maritime Acquisition Corp.	906	(2,945)
Navios Maritime Holdings, Inc.	16,700	(4,576)
Nordic American Offshore Ltd.	4,822	(2,025)
Scorpio Tankers, Inc.	194,900	(343,024)
Ship Finance International Ltd.	600	(6,318)
Star Bulk Carriers Corp.	4,600	(42,044)
Tsakos Energy Navigation Ltd.	8,000	(21,280)

		(856,860)

Utilities — (0.0)%
National Grid PLC, ADR	2,200	(105,556)

Total Europe		(68,771,498)

Middle East — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Foamix Pharmaceuticals Ltd.	3,500	(12,565)
Oramed Pharmaceuticals, Inc.	1,200	(3,600)
Teva Pharmaceutical Industries Ltd., ADR (c)	475,390	(7,330,514)
Vascular Biogenics Ltd.	4,800	(4,656)

		(7,351,335)

Chemicals — (0.0)%
Israel Chemicals Ltd.	300	(1,698)

Hardware — (0.0)%
Kornit Digital Ltd.	5,300	(99,216)
SuperCom Ltd.	200	(276)

		(99,492)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	166	(26)
ReWalk Robotics Ltd.	8,000	(1,393)

		(1,419)

Software — (0.0)%
Nice Ltd., ADR	1,200	(129,852)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	1,200	(6,744)

Total Middle East		(7,590,540)

North America — (17.6)%
Aerospace & Defense — (0.0)%
Aerovironment, Inc.	10,400	(706,680)
Arconic, Inc.	34,395	(579,900)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Axon Enterprise, Inc.	1,000	$(43,750)
Spirit AeroSystems Holdings, Inc., Class A	2,500	(180,225)
Triumph Group, Inc.	26,000	(299,000)
Woodward, Inc.	2,300	(170,867)

		(1,980,422)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	4,000	(174,880)
Carter’s, Inc.	25,700	(2,097,634)
Fossil Group, Inc.	29,700	(467,181)
Gildan Activewear, Inc.	22,500	(683,100)
Iconix Brand Group, Inc.	22,100	(1,845)
Lakeland Industries, Inc.	900	(9,396)
Movado Group, Inc.	7,800	(246,636)
Oxford Industries, Inc.	2,800	(198,912)
Sequential Brands Group, Inc.	7,800	(6,241)
Steven Madden Ltd.	26,450	(800,377)
Under Armour, Inc., Class A	159,400	(2,816,598)
Wolverine World Wide, Inc.	10,500	(334,845)

		(7,837,645)

Asset Management — (0.1)%
Ares Management Corp.	3,100	(55,118)
Artisan Partners Asset Management, Inc., Class A	14,900	(329,439)
Barings BDC, Inc.	8,000	(72,080)
Brookfield Asset Management, Inc., Class A	70,750	(2,713,262)
Charles Schwab Corp.	1,700	(70,601)
Cohen & Steers, Inc.	500	(17,160)
Columbia Financial, Inc.	4,000	(61,160)
Cronos Group, Inc.	151,900	(1,578,241)
DPW Holdings, Inc.	17,791	(1,824)
Federated Investors, Inc., Class B	11,500	(305,325)
Focus Financial Partners, Inc., Class A	900	(23,697)
Franklin Resources, Inc.	1,500	(44,490)
Kennedy-Wilson Holdings, Inc.	32,300	(586,891)
Legg Mason, Inc.	1,300	(33,163)
Main Street Capital Corp.	2,506	(84,728)
Medley Capital Corp.	9,500	(25,270)
Safeguard Scientifics, Inc.	100	(862)
Stifel Financial Corp.	2,300	(95,266)
T Rowe Price Group, Inc.	200	(18,464)
TD Ameritrade Holding Corp.	700	(34,272)
Virtus Investment Partners, Inc.	100	(7,943)

		(6,159,256)

Automotive — (0.4)%
Adient PLC	69,300	(1,043,658)
ADOMANI, Inc.	1,300	(354)
American Axle & Manufacturing Holdings, Inc.	92,600	(1,027,860)
Dorman Products, Inc.	700	(63,014)
Ford Motor Co.	2,052,500	(15,701,625)
General Motors Co.	21,000	(702,450)
Gentex Corp.	1,100	(22,231)
Gentherm, Inc.	100	(3,998)
Harley-Davidson, Inc.	6,100	(208,132)
Horizon Global Corp.	10,600	(15,158)
Lear Corp.	100	(12,286)
Magna International, Inc.	1,600	(72,720)
Motorcar Parts of America, Inc.	2,700	(44,928)
Tesla Motors, Inc.	32,700	(10,882,560)
Visteon Corp.	1,100	(66,308)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Westport Innovations, Inc.	22,300	$(29,659)

		(29,896,941)

Banking — (0.4)%
Associated Banc-Corp	366	(7,243)
Axos Financial, Inc.	3,100	(78,058)
Banc of California, Inc.	27,700	(368,687)
Banco Latinoamericano de Comercio Exterior SA, E Shares	500	(8,650)
BancorpSouth Bank	3,300	(86,262)
Bank of America Corp.	86,300	(2,126,432)
Bank of Montreal	9,300	(607,755)
Bank of Nova Scotia	19,200	(957,504)
BankUnited, Inc.	12,000	(359,280)
BB&T Corp.	1,000	(43,320)
BOK Financial Corp.	200	(14,666)
Canadian Imperial Bank of Commerce	20,600	(1,535,524)
Capitol Federal Financial, Inc.	100	(1,277)
Centerstate Banks, Inc.	6,212	(130,701)
Chemical Financial Corp.	5,193	(190,116)
CIT Group, Inc.	32,700	(1,251,429)
Citigroup, Inc.	42,000	(2,186,520)
Columbia Banking System, Inc.	3,300	(119,757)
Commerce Bancshares, Inc.	1,240	(69,899)
Community Bank System, Inc.	900	(52,470)
Customers Bancorp, Inc.	7,200	(131,040)
CVB Financial Corp.	3,600	(72,828)
Eagle Bancorp, Inc.	2,200	(107,162)
FB Financial Corp.	800	(28,016)
First Financial Bancorp	3,300	(78,276)
First Financial Bankshares, Inc.	3,000	(173,070)
First Foundation, Inc.	500	(6,430)
First Horizon National Corp.	58,700	(772,492)
First Midwest Bancorp, Inc.	2,100	(41,601)
First Republic Bank	10,800	(938,520)
FNB Corp.	62,755	(617,509)
Franklin Financial Network, Inc.	100	(2,637)
Glacier Bancorp, Inc.	5,000	(198,100)
Heritage Financial Corp.	700	(20,804)
Home BancShares, Inc.	2,885	(47,141)
Huntington Bancshares, Inc.	7,600	(90,592)
Kearny Financial Corp.	1,418	(18,179)
KeyCorp	4	(59)
LegacyTexas Financial Group, Inc.	200	(6,418)
Luther Burbank Corp.	200	(1,804)
National Bank Holdings Corp., Class A	200	(6,174)
New York Community Bancorp, Inc.	28,000	(263,480)
OceanFirst Financial Corp.	397	(8,936)
Old National Bancorp	5,709	(87,919)
Pacific Premier Bancorp, Inc.	5,400	(137,808)
People’s United Financial, Inc.	2,600	(37,518)
Pinnacle Financial Partners, Inc.	23,400	(1,078,740)
Prosperity Bancshares, Inc.	7,800	(485,940)
Renasant Corp.	500	(15,090)
Royal Bank of Canada	21,100	(1,445,772)
Sandy Spring Bancorp, Inc.	400	(12,536)
Simmons First National Corp., Class A	2,418	(58,346)
South State Corp.	244	(14,628)
Southern National Bancorp of Virginia, Inc.	600	(7,932)
Southside Bancshares, Inc.	100	(3,175)
Sterling Bancorp	96,408	(1,591,696)
TFS Financial Corp.	5,752	(92,780)
Toronto-Dominion Bank	54,045	(2,687,117)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Triumph Bancorp, Inc.	8,300	$(246,510)
Trustmark Corp.	700	(19,901)
Union Bankshares Corp.	3,000	(84,690)
United Bankshares, Inc.	2,503	(77,868)
United Financial Bancorp, Inc.	100	(1,470)
Wells Fargo & Co.	95,000	(4,377,600)

		(26,391,854)

Biotechnology & Pharmaceuticals — (1.9)%
AbbVie, Inc. (c)	137,594	(12,684,791)
Abeona Therapeutics, Inc.	32,700	(233,478)
ACADIA Pharmaceuticals, Inc.	103,200	(1,668,744)
Acceleron Pharma, Inc.	13,000	(566,150)
AcelRx Pharmaceuticals, Inc.	17,355	(40,090)
Achaogen, Inc.	35,800	(44,034)
Achieve Life Sciences, Inc.	709	(858)
Aclaris Therapeutics, Inc.	10,300	(76,117)
Actinium Pharmaceuticals, Inc.	21,300	(8,243)
Adamas Pharmaceuticals, Inc.	21,600	(184,464)
Adamis Pharmaceuticals Corp.	27,100	(60,975)
Advaxis, Inc.	7,800	(1,482)
Aerie Pharmaceuticals, Inc.	9,200	(332,120)
Aeterna Zentaris, Inc.	4,324	(12,713)
Agenus, Inc.	68,800	(163,744)
Agile Therapeutics, Inc.	3,100	(1,785)
Aimmune Therapeutics, Inc.	20,300	(485,576)
Akcea Therapeutics, Inc.	4,600	(138,644)
Akebia Therapeutics, Inc.	25,505	(141,043)
Alder Biopharmaceuticals, Inc.	34,800	(356,700)
Aldeyra Therapeutics, Inc.	400	(3,320)
Alimera Sciences, Inc.	5,000	(3,590)
Allakos, Inc.	2,100	(109,767)
Allergan PLC	64,070	(8,563,596)
Allogene Therapeutics, Inc.	600	(16,158)
Alnylam Pharmaceuticals, Inc.	500	(36,455)
Alpine Immune Sciences, Inc.	250	(920)
AMAG Pharmaceuticals, Inc.	11,600	(176,204)
Amgen, Inc. (c)	70,670	(13,757,329)
Amicus Therapeutics, Inc.	72,900	(698,382)
Amneal Pharmaceuticals, Inc.	59,300	(802,329)
Ampio Pharmaceuticals, Inc.	23,912	(9,440)
AmpliPhi Biosciences Corp.	200	(41)
Anavex Life Sciences Corp.	15,300	(23,868)
ANI Pharmaceuticals, Inc.	3,400	(153,068)
Anixa Biosciencies, Inc.	4,362	(17,186)
Apellis Pharmaceuticals, Inc.	7,000	(92,330)
Aphria, Inc.	100	(569)
Aptevo Therapeutics, Inc.	5,400	(6,858)
Aptose Biosciences, Inc.	100	(191)
Aquinox Pharmaceuticals, Inc.	400	(864)
Aradigm Corp.	1,334	(427)
Aratana Therapeutics, Inc.	11,900	(72,947)
Arbutus Biopharma Corp.	2,900	(11,107)
Arcturus Therapeutics Ltd.	657	(2,976)
Arcus Biosciences, Inc.	100	(1,077)
Arena Pharmaceuticals, Inc.	8,930	(347,823)
Array BioPharma, Inc.	1,300	(18,525)
Arrowhead Pharmaceuticals, Inc.	16,100	(199,962)
Assertio Therapeutics, Inc.	27,600	(99,636)
Atara Biotherapeutics, Inc.	9,800	(340,452)
Athenex, Inc.	4,390	(55,709)
aTyr Pharma, Inc.	1,200	(595)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Audentes Therapeutics, Inc.	2,600	$(55,432)
Aurinia Pharmaceuticals, Inc.	29,000	(197,780)
Aurora Cannabis, Inc.	13,000	(64,480)
AVEO Pharmaceuticals, Inc.	68,700	(109,920)
Avid Bioservices, Inc.	3,957	(16,224)
Axovant Sciences Ltd.	13,800	(13,745)
Axsome Therapeutics, Inc.	200	(564)
Bellicum Pharmaceuticals, Inc.	15,600	(45,552)
Bio-Path Holdings, Inc.	160	(28)
Biocept, Inc.	1,322	(1,139)
BioDelivery Sciences International, Inc.	17,000	(62,900)
Biohaven Pharmaceutical Holding Co. Ltd.	8,100	(299,538)
BioPharmX Corp.	50,187	(5,415)
Bluebird Bio, Inc.	6,400	(634,880)
Caladrius Biosciences, Inc.	1,160	(4,130)
Calithera Biosciences, Inc.	8,400	(33,684)
Cambrex Corp.	2,200	(83,072)
Canopy Growth Corp.	196,500	(5,279,955)
Capricor Therapeutics, Inc.	3,318	(1,360)
Cara Therapeutics, Inc.	28,000	(364,000)
CASI Pharmaceuticals, Inc.	4,100	(16,482)
Catabasis Pharmaceuticals, Inc	520	(2,272)
Catalyst Pharmaceutical Partners, Inc.	400	(768)
CEL-SCI Corp.	400	(1,148)
Cellectar Biosciences, Inc.	163	(253)
Cellular Biomedicine Group, Inc.	100	(1,766)
Celsion Corp.	9,000	(12,690)
Cerecor, Inc.	100	(323)
Chiasma, Inc.	300	(933)
ChromaDex Corp.	2,800	(9,604)
Cidara Therapeutics, Inc.	500	(1,175)
Clearside Biomedical, Inc.	800	(856)
Clovis Oncology, Inc.	39,000	(700,440)
Coherus Biosciences, Inc.	14,600	(132,130)
Collegium Pharmaceutical, Inc.	22,400	(384,608)
Conatus Pharmaceuticals, Inc.	11,700	(20,241)
ContraVir Pharmaceuticals, Inc.	3,766	(1,062)
Corbus Pharmaceuticals Holdings, Inc.	26,000	(151,840)
CorMedix, Inc.	23,289	(30,043)
Corvus Pharmaceuticals, Inc.	1,900	(6,973)
Cyclacel Pharmaceuticals, Inc.	400	(242)
Cymabay Therapeutics, Inc.	16,200	(127,494)
Cytori Therapeutics, Inc.	2,544	(738)
CytRx Corp.	7,966	(3,575)
Dare Bioscience, Inc.	1,863	(1,305)
Deciphera Pharmaceuticals, Inc.	2,900	(60,871)
DelMar Pharmaceuticals, Inc.	2,599	(910)
Denali Therapeutics, Inc.	3,200	(66,112)
Dermira, Inc.	1,900	(13,661)
Diffusion Pharmaceuticals, Inc.	574	(1,142)
Dynavax Technologies Corp.	53,230	(487,054)
Eagle Pharmaceuticals, Inc.	4,600	(185,334)
Editas Medicine, Inc.	35,000	(796,250)
Eli Lilly & Co. (c)	174,460	(20,188,511)
Emergent BioSolutions, Inc.	300	(17,784)
Endo International PLC	104,900	(765,770)
Epizyme, Inc.	4,700	(28,952)
Esperion Therapeutics, Inc.	22,700	(1,044,200)
Evoke Pharma, Inc.	2,400	(5,952)
Exelixis, Inc.	25,900	(509,453)
EyeGate Pharmaceuticals, Inc.	200	(93)
EyePoint Pharmaceuticals, Inc.	800	(1,512)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fibrocell Science, Inc.	4,013	$(6,019)
Flexion Therapeutics, Inc.	22,900	(259,228)
Fortress Biotech, Inc.	500	(430)
G1 Therapeutics, Inc.	3,300	(63,195)
Galectin Therapeutics, Inc.	14,279	(48,977)
Gemphire Therapeutics, Inc.	2,300	(1,792)
Genocea Biosciences, Inc.	15,703	(4,504)
Geron Corp.	108,500	(108,500)
Global Blood Therapeutics, Inc.	45,100	(1,851,355)
GlycoMimetics, Inc.	13,400	(126,898)
Guardant Health, Inc.	500	(18,795)
Harrow Health, Inc.	2,900	(16,501)
Heat Biologics, Inc.	3,747	(3,672)
Heron Therapeutics, Inc.	30,400	(788,576)
Histogenics Corp.	100	(9)
HTG Molecular Diagnostics, Inc.	16,796	(42,662)
Idera Pharmaceuticals, Inc.	3,000	(8,310)
ImmunoGen, Inc.	11,700	(56,160)
Immunomedics, Inc.	25,500	(363,885)
Infinity Pharmaceuticals, Inc.	21,700	(25,606)
Innovate Biopharmaceuticals, Inc.	1,100	(2,541)
Inovio Pharmaceuticals, Inc.	34,400	(137,600)
Insmed, Inc.	3,600	(47,232)
Insys Therapeutics, Inc.	13,600	(47,600)
Intellia Therapeutics, Inc.	13,500	(184,275)
Intellipharmaceutics International, Inc.	550	(132)
Intra-Cellular Therapies, Inc.	6,700	(76,313)
Intrexon Corp.	54,800	(358,392)
Ironwood Pharmaceuticals, Inc.	200	(2,072)
Kadmon Holdings, Inc.	3,200	(6,656)
Kala Pharmaceuticals, Inc.	3,100	(15,159)
La Jolla Pharmaceutical Co.	22,177	(209,129)
Lannett Co., Inc.	21,100	(104,656)
Lipocine, Inc.	4,297	(5,586)
Loxo Oncology, Inc.	6,300	(882,441)
MacroGenics, Inc.	3,400	(43,180)
Madrigal Pharmaceuticals, Inc.	568	(64,025)
Mallinckrodt PLC	7,567	(119,559)
MannKind Corp.	113,829	(120,659)
Marinus Pharmaceuticals, Inc.	32,200	(92,414)
Matinas BioPharma Holdings, Inc.	3,800	(2,261)
Medicines Co.	28,300	(541,662)
MediciNova, Inc.	1,400	(11,438)
MEI Pharma, Inc.	2,400	(6,336)
Melinta Therapeutics, Inc.	1,320	(1,046)
Merck & Co., Inc.	6,600	(504,306)
Merrimack Pharmaceuticals, Inc.	3,360	(12,970)
Minerva Neurosciences, Inc.	6,700	(45,158)
Mirati Therapeutics, Inc.	9,400	(398,748)
Moderna, Inc.	200	(3,054)
Molecular Templates, Inc.	672	(2,715)
Moleculin Biotech, Inc.	7,359	(7,653)
Momenta Pharmaceuticals, Inc.	9,100	(100,464)
Mylan NV	228,300	(6,255,420)
MyoKardia, Inc.	4,700	(229,642)
Myovant Sciences Ltd.	300	(4,923)
NantKwest, Inc.	6,700	(7,772)
Navidea Biopharmaceuticals, Inc.	12,099	(1,243)
Nektar Therapeutics	19,900	(654,113)
Neos Therapeutics, Inc.	9,300	(15,345)
Neptune Wellness Solutions, Inc.	2,400	(6,096)
Neuralstem, Inc.	5,053	(1,592)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
NewLink Genetics Corp.	16,700	$(25,384)
Novavax, Inc.	2,800	(5,152)
Novelion Therapeutics, Inc.	1,310	(1,127)
Novus Therapeutics, Inc.	422	(675)
Ocular Therapeutix, Inc.	12,500	(49,750)
Ohr Pharmaceutical, Inc.	9,900	(851)
Omeros Corp.	34,800	(387,672)
OncoSec Medical, Inc.	10,100	(6,464)
OpGen, Inc.	4,679	(6,083)
Ophthotech Corp.	6,000	(7,200)
Oragenics, Inc.	1,800	(1,546)
Organovo Holdings, Inc.	36,300	(34,743)
Ovid therapeutics, Inc.	300	(726)
Pain Therapeutics, Inc.	2,975	(2,529)
Palatin Technologies, Inc.	18,400	(13,035)
Paratek Pharmaceuticals, Inc.	13,700	(70,281)
Pernix Therapeutics Holdings, Inc.	3,400	(1,428)
Perrigo Co. PLC	27,300	(1,057,875)
Pfizer, Inc. (c)	463,740	(20,242,251)
Phio Pharmaceuticals Corp.	1,604	(529)
Pieris Pharmaceuticals, Inc.	2,200	(5,852)
PolarityTE, Inc.	14,599	(196,941)
Portola Pharmaceuticals, Inc.	46,300	(903,776)
Precision Therapeutics, Inc.	2,718	(1,668)
Prestige Brands Holdings, Inc.	6,600	(203,808)
Progenics Pharmaceuticals, Inc.	45,800	(192,360)
Protalix BioTherapeutics, Inc.	9,300	(2,892)
PTC Therapeutics, Inc.	1,100	(37,752)
Pulmatrix, Inc.	15,761	(3,784)
Puma Biotechnology, Inc.	31,200	(634,920)
Radius Health, Inc.	38,200	(629,918)
Reata Pharmaceuticals, Inc., Class A	2,024	(113,546)
Regulus Therapeutics, Inc.	566	(527)
Rhythm Pharmaceuticals, Inc.	200	(5,376)
Rocket Pharmaceuticals, Inc.	3,825	(56,686)
Rubius Therapeutics, Inc.	200	(3,216)
Sage Therapeutics, Inc.	17,600	(1,685,904)
Sangamo BioSciences, Inc.	19,200	(220,416)
Sarepta Therapeutics, Inc.	12,100	(1,320,473)
Savara, Inc.	1,549	(11,726)
SCYNEXIS, Inc.	4,200	(2,023)
Seattle Genetics, Inc.	3,800	(215,308)
SELLAS Life Sciences Group, Inc.	10,156	(12,492)
Seres Therapeutics, Inc.	2,400	(10,848)
Sesen Bio, Inc.	9,068	(12,877)
Shire PLC, ADR	14,825	(2,580,143)
Solid Biosciences, Inc.	2,300	(61,640)
Sophiris Bio, Inc.	7,600	(6,308)
Sorrento Therapeutics, Inc.	5,500	(13,200)
Spark Therapeutics, Inc.	20,600	(806,284)
Spectrum Pharmaceuticals, Inc.	23,400	(204,750)
Supernus Pharmaceuticals, Inc.	1,600	(53,152)
Surface Oncology, Inc.	600	(2,544)
Syndax Pharmaceuticals, Inc.	4,000	(17,800)
Synergy Pharmaceuticals, Inc.	154,500	(17,598)
Synthetic Biologics, Inc.	1,137	(637)
Teligent, Inc.	13,800	(18,906)
Tenax Therapeutics, Inc.	345	(417)
TESARO, Inc.	46,700	(3,467,475)
TG Therapeutics, Inc.	31,000	(127,100)
TherapeuticsMD, Inc.	131,300	(500,253)
Theravance Biopharma, Inc.	6,300	(161,217)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Titan Pharmaceuticals, Inc.	2,800	$(624)
Tonix Pharmaceuticals Holding Corp.	316	(695)
Trevena, Inc.	14,100	(6,063)
Trillium Therapeutics, Inc.	1,600	(2,736)
Trovagene, Inc.	1,782	(936)
Tyme Technologies, Inc.	300	(1,107)
Ultragenyx Pharmaceutical, Inc.	22,500	(978,300)
UNITY Biotechnology, Inc.	2,600	(42,276)
Unum Therapeutics, Inc.	1,500	(6,600)
Viking Therapeutics, Inc.	40,800	(312,120)
VistaGen Therapeutics, Inc.	800	(1,200)
Vital Therapies, Inc.	2,200	(410)
VIVUS, Inc.	3,210	(7,158)
vTv Therapeutics, Inc., Class A	5,100	(13,515)
WaVe Life Sciences Ltd.	1,300	(54,652)
XBiotech, Inc.	1,900	(9,652)
Zafgen, Inc.	1,800	(8,910)
ZIOPHARM Oncology, Inc.	56,246	(105,180)
Zogenix, Inc.	32,525	(1,185,861)
Zosano Pharma Corp.	5,596	(11,864)
Zynerba Pharmaceuticals, Inc.	11,200	(33,264)

		(130,233,361)

Chemicals — (0.2)%
3M Co.	6,900	(1,314,726)
AgroFresh Solutions, Inc.	900	(3,411)
Ashland Global Holdings, Inc.	5,400	(383,184)
Balchem Corp.	2,700	(211,545)
Celanese Corp.	1,200	(107,964)
Chemours Co. (The)	10,100	(285,022)
Codexis, Inc.	7,100	(118,570)
DowDuPont, Inc.	17,343	(927,504)
Ferro Corp.	8,600	(134,848)
GCP Applied Technologies, Inc.	300	(7,365)
HB Fuller Co.	1,700	(72,539)
Innospec, Inc.	100	(6,176)
Intrepid Potash, Inc.	25,400	(66,040)
Kraton Performance Polymers, Inc.	3,100	(67,704)
LSB Industries, Inc.	7,500	(41,400)
Minerals Technologies, Inc.	100	(5,134)
Mosaic Co.	2,900	(84,709)
Nutrien Ltd.	67,700	(3,181,900)
Olin Corp.	101,700	(2,045,187)
Platform Specialty Products Corp.	127,600	(1,318,108)
PolyOne Corp.	1,800	(51,480)
PQ Group Holdings, Inc.	600	(8,886)
Rayonier Advanced Materials, Inc.	19,500	(207,675)
Rogers Corp.	100	(9,906)
Sensient Technologies Corp.	2,000	(111,700)
Trinseo SA	4,200	(192,276)
Tronox Ltd., Class A	60,500	(470,690)
Valvoline, Inc.	40,424	(782,204)
Westlake Chemical Corp.	200	(13,234)
WR Grace & Co.	12,700	(824,357)

		(13,055,444)

Commercial Services — (0.0)%
AMN Healthcare Services, Inc.	200	(11,332)
Brink’s Co.	2,700	(174,555)
CBIZ, Inc.	900	(17,730)
Cintas Corp.	4,500	(755,955)
FTI Consulting, Inc.	100	(6,664)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
H&R Block, Inc.	7,200	$(182,664)
LSC Communications, Inc.	600	(4,200)
Quad/Graphics, Inc.	400	(4,928)
Robert Half International, Inc.	13,400	(766,480)
RR Donnelley & Sons Co.	30,334	(120,123)
ServiceMaster Global Holdings, Inc.	6,500	(238,810)
Sotheby’s	1,000	(39,740)
TrueBlue, Inc.	1,500	(33,375)

		(2,356,556)

Construction Materials — (0.1)%
Forterra, Inc.	400	(1,504)
Louisiana-Pacific Corp.	37,200	(826,584)
Martin Marietta Materials, Inc.	3,630	(623,888)
Summit Materials, Inc., Class A	38,519	(477,636)
Trex Co., Inc.	4,800	(284,928)
US Concrete, Inc.	14,000	(493,920)
USG Corp.	8,900	(379,674)

		(3,088,134)

Consumer Products — (0.5)%
22nd Century Group, Inc.	7,500	(18,675)
B&G Foods, Inc.	37,900	(1,095,689)
Cal-Maine Foods, Inc.	4,200	(177,660)
Campbell Soup Co.	150,600	(4,968,294)
ConAgra Foods, Inc.	46,500	(993,240)
Coty, Inc., Class A	296,180	(1,942,941)
Darling Ingredients, Inc.	6,100	(117,364)
Dean Foods Co.	2,900	(11,049)
Edgewell Personal Care Co.	22,200	(829,170)
elf Beauty, Inc.	2,300	(19,918)
Energizer Holdings, Inc.	26,300	(1,187,445)
Hain Celestial Group, Inc.	21,700	(344,162)
Hershey Co.	1,598	(171,273)
Hormel Foods Corp.	109,100	(4,656,388)
Hostess Brands, Inc.	17,300	(189,262)
Inter Parfums, Inc.	200	(13,114)
JM Smucker Co.	47,900	(4,478,171)
John B Sanfilippo & Son, Inc.	100	(5,566)
Kellogg Co.	41,300	(2,354,513)
Kimberly-Clark Corp.	12,600	(1,435,644)
Kraft Heinz Co.	37,100	(1,596,784)
Lancaster Colony Corp.	800	(141,488)
MGP Ingredients, Inc.	1,200	(68,460)
Molson Coors Brewing Co., Class B	8,200	(460,512)
Mondelez International, Inc., Class A	13,300	(532,399)
National Beverage Corp.	9,300	(667,461)
Orchids Paper Products Co.	2,772	(2,606)
Pilgrim’s Pride Corp.	9,100	(141,141)
Post Holdings, Inc.	24,500	(2,183,685)
Pyxus International, Inc.	1,400	(16,604)
Revlon, Inc., Class A	5,956	(150,031)
Sanderson Farms, Inc.	3,100	(307,799)
Spectrum Brands Holdings, Inc.	17,367	(733,756)
Tejon Ranch Co.	100	(1,658)
Tootsie Roll Industries, Inc.	100	(3,340)
TreeHouse Foods, Inc.	11,200	(567,952)
Universal Corp.	2,300	(124,545)

		(32,709,759)

Consumer Services — (0.1)%
Aaron’s, Inc.	30,700	(1,290,935)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Grand Canyon Education, Inc.	500	$(48,070)
Medifast, Inc.	200	(25,004)
Nutrisystem, Inc.	8,200	(359,816)
Regis Corp.	4,600	(77,970)
Rent-A-Center, Inc.	43,600	(705,884)
Service Corp. International/US	8,000	(322,080)
Strategic Education, Inc.	525	(59,545)
Weight Watchers International, Inc.	15,300	(589,815)

		(3,479,119)

Containers & Packaging — (0.1)%
Aptargroup, Inc.	700	(65,849)
Ball Corp.	38,800	(1,784,024)
Crown Holdings, Inc.	36,800	(1,529,776)
Graphic Packaging Holding Co.	70,800	(753,312)
Greif, Inc., Class A	200	(7,422)
Owens-Illinois, Inc.	44,000	(758,560)
Silgan Holdings, Inc.	1,400	(33,068)
Sonoco Products Co.	4,600	(244,398)

		(5,176,409)

Design, Manufacturing & Distribution — (0.0)%
Arrow Electronics, Inc.	2,300	(158,585)
Avnet, Inc.	10,300	(371,830)
Sparton Corp.	1,000	(18,190)

		(548,605)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	3,000	(218,880)
Castle Brands, Inc.	11,700	(9,951)

		(228,831)

Distributors—Discretionary — (0.0)%
G-III Apparel Group Ltd.	6,100	(170,129)
Pool Corp.	3,200	(475,680)

		(645,809)

Electrical Equipment — (0.2)%
AAON, Inc.	2,600	(91,156)
Acuity Brands, Inc.	500	(57,475)
ADT, Inc.	22,300	(134,023)
Alarm.com Holdings, Inc.	1,100	(57,057)
Allegion plc	6,700	(534,057)
Allied Motion Technologies, Inc.	100	(4,469)
Argan, Inc.	100	(3,784)
Babcock & Wilcox Enterprises, Inc.	15,401	(6,013)
Badger Meter, Inc.	1,000	(49,210)
Bloom Energy Corp.	7,000	(69,860)
Capstone Turbine Corp.	4,285	(2,565)
Cognex Corp.	56,200	(2,173,254)
Cree, Inc.	14,600	(624,515)
CyberOptics Corp.	800	(14,104)
Energous Corp.	22,100	(127,959)
Energy Focus, Inc.	700	(433)
Fortive Corp.	100	(6,766)
Generac Holdings, Inc.	100	(4,970)
General Electric Co.	681,300	(5,157,441)
Itron, Inc.	4,200	(198,618)
Johnson Controls International PLC	222,700	(6,603,055)
Keysight Technologies, Inc.	1,300	(80,704)
nLight, Inc.	3,400	(60,452)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

ShotSpotter, Inc.	300	$(9,354)
SPX Corp.	400	(11,204)
Trimble Navigation Ltd.	100	(3,291)

		(16,085,789)

Engineering & Construction Services — (0.0)%
AECOM	3,996	(105,894)
Goldfield Corp.	3,900	(8,814)
Granite Construction, Inc.	500	(20,140)
Jacobs Engineering Group, Inc.	1,100	(64,306)
Kratos Defense & Security Solutions, Inc.	53,100	(748,179)
MasTec, Inc.	19,700	(799,032)
Stantec, Inc.	200	(4,372)
Team, Inc.	10,900	(159,685)
TopBuild Corp.	45	(2,025)
Willscot Corp.	5,500	(51,810)

		(1,964,257)

Forest & Paper Products — (0.0)%
Domtar Corp.	2,500	(87,825)
PH Glatfelter Co.	100	(976)

		(88,801)

Gaming, Lodging & Restaurants — (0.4)%
Bloomin’ Brands, Inc.	51,100	(914,179)
Brinker International, Inc.	1,700	(74,766)
Caesars Entertainment Corp.	310,075	(2,105,409)
Cheesecake Factory, Inc.	3,000	(130,530)
Chipotle Mexican Grill, Inc.	4,401	(1,900,308)
Choice Hotels International, Inc.	7,300	(522,534)
Chuy’s Holdings, Inc.	2,200	(39,028)
Dave & Buster’s Entertainment, Inc.	2,400	(106,944)
DineEquity, Inc.	4,800	(323,232)
Dunkin’ Brands Group, Inc.	33,000	(2,115,960)
Golden Entertainment, Inc.	3,800	(60,876)
International Game Technology PLC	49,000	(716,870)
Jack in the Box, Inc.	17,900	(1,389,577)
Marriott International, Inc., Class A	68,186	(7,402,272)
Papa John’s International, Inc.	26,800	(1,066,908)
Papa Murphy’s Holdings, Inc.	1,400	(6,650)
Penn National Gaming, Inc.	27,800	(523,474)
Rave Restaurant Group, Inc.	500	(437)
Red Robin Gourmet Burgers, Inc.	2,700	(72,144)
Red Rock Resorts, Inc., Class A	1,000	(20,310)
Restaurant Brands International, Inc.	79,579	(4,161,982)
Scientific Games Corp., Class A	10,700	(191,316)
Shake Shack, Inc., Class A	4,800	(218,016)
Texas Roadhouse, Inc.	800	(47,760)
Wyndham Worldwide Corp.	47,300	(1,695,232)
Wynn Resorts Ltd.	34,599	(3,422,187)

		(29,228,901)

Hardware — (0.5)%
3D Systems Corp.	93,200	(947,844)
Airgain, Inc.	600	(5,946)
Akoustis Technologies, Inc.	3,700	(18,389)
Apple, Inc.	98,200	(15,490,068)
Applied Optoelectronics, Inc.	15,700	(242,251)
Arlo Technologies, Inc.	11,300	(112,774)
ARRIS International PLC	7,900	(241,503)
Blackberry Ltd.	258,200	(1,835,802)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Ciena Corp.	4,100	$(139,031)
Cisco Systems, Inc.	17,300	(749,609)
Diebold, Inc.	63,600	(158,364)
Digimarc Corp.	2,600	(37,700)
Digital Ally, Inc.	1,700	(4,556)
Everspin Technologies, Inc.	3,500	(19,635)
ExOne Co.	3,500	(23,170)
Extreme Networks, Inc.	5,800	(35,380)
F5 Networks, Inc.	6,300	(1,020,789)
Fitbit, Inc.	142,900	(710,213)
GoPro, Inc., Class A	66,900	(283,656)
Knowles Corp.	2,187	(29,109)
Kopin Corp.	6,200	(6,194)
Lumentum Holdings, Inc.	38,105	(1,600,791)
Maxar Technologies Ltd.	11,200	(133,952)
Mercury Systems, Inc.	8,300	(392,507)
Methode Electronics, Inc.	2,900	(67,541)
MicroVision, Inc.	26,800	(16,185)
Motorola Solutions, Inc.	1,800	(207,072)
NCR Corp.	3,600	(83,088)
Neonode, Inc.	520	(863)
NetScout Systems, Inc.	200	(4,726)
Nutanix, Inc.	44,300	(1,842,437)
NXT-ID, Inc.	15,501	(10,541)
Pitney Bowes, Inc.	1,400	(8,274)
Resonant, Inc.	2,600	(3,458)
Roku, Inc.	65,600	(2,009,984)
Sonos, Inc.	2,900	(28,478)
Superconductor Technologies, Inc.	143	(184)
ViaSat, Inc.	10,600	(624,870)
Vuzix Corp.	16,161	(77,734)
Western Digital Corp.	143,500	(5,305,195)

		(34,529,863)

Health Care Facilities & Services — (1.0)%
AAC Holdings, Inc.	7,000	(9,800)
Acadia Healthcare Co., Inc.	74,700	(1,920,537)
Addus HomeCare Corp.	1,800	(122,184)
American Renal Associates Holdings, Inc.	1,700	(19,584)
AmerisourceBergen Corp.	2,800	(208,320)
Anthem, Inc. (c)	85,190	(22,373,450)
Brookdale Senior Living, Inc.	96,291	(645,150)
Cancer Genetics, Inc.	1,000	(242)
Capital Senior Living Corp.	13,100	(89,080)
Centene Corp. (c)	23,090	(2,662,277)
Cigna corp.	1,473	(279,752)
Community Health Systems, Inc.	79,100	(223,062)
CVS Health Corp.	44,500	(2,915,640)
DaVita HealthCare Partners, Inc.	13,600	(699,856)
Diplomat Pharmacy, Inc.	25,000	(336,500)
Ekso Bionics Holdings, Inc.	17,809	(22,083)
Evolus, Inc.	2,500	(29,750)
Genesis Healthcare, Inc.	5,700	(6,726)
Henry Schein, Inc. (c)	197,620	(15,517,122)
Interpace Diagnostics Group, Inc.	21,900	(17,520)
Invitae Corp.	21,300	(235,578)
LHC Group, Inc.	2,683	(251,880)
McKesson Corp.	10,100	(1,115,747)
MEDNAX, Inc.	4,700	(155,100)
Nobilis Health Corp.	4,600	(1,932)
Select Medical Holdings Corp.	600	(9,210)
Surgery Partners, Inc.	7,000	(68,530)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Syneos Health, Inc.	27,800	$(1,093,930)
Teladoc, Inc.	1,100	(54,527)
Tenet Healthcare Corp.	3,600	(61,704)
UnitedHealth Group, Inc.	51,100	(12,730,032)
Universal Health Services, Inc., Class B	17,000	(1,981,520)
WellCare Health Plans, Inc.	13,400	(3,163,606)

		(69,021,931)

Health Care Facilities & Services — (0.0)%
CHF Solutions, Inc.	3,536	(1,717)
Novan, Inc.	1,400	(1,162)
XpreSpa Group, Inc.	3,650	(569)

		(3,448)

Home & Office Products — (0.3)%
American Woodmark Corp.	4,100	(228,288)
Beazer Homes USA, Inc.	26,300	(249,324)
Century Communities, Inc.	26,100	(450,486)
Hovnanian Enterprises, Inc., Class A	57,400	(39,256)
iRobot Corp.	9,900	(829,026)
JELD-WEN Holding, Inc.	5,300	(75,313)
Leggett & Platt, Inc.	500	(17,920)
Lennar Corp., Class A	133,424	(5,223,549)
LGI Homes, Inc.	18,100	(818,482)
M/I Homes, Inc.	4,400	(92,488)
MDC Holdings, Inc.	2,144	(60,268)
New Home Co., Inc. (The)	100	(523)
Newell Brands, Inc.	396,718	(7,374,988)
Nova Lifestyle, Inc.	500	(230)
Skyline Champion Corp.	8,300	(121,927)
Snap-on, Inc.	2,000	(290,580)
Stanley Black & Decker, Inc.	100	(11,974)
Taylor Morrison Home Corp., Class A	3,700	(58,830)
Tempur Sealy International, Inc.	31,500	(1,304,100)
TRI Pointe Homes, Inc.	120,800	(1,320,344)
Tupperware Brands Corp.	25,300	(798,721)
William Lyon Homes, Class A	18,700	(199,903)

		(19,566,520)

Industrial Services — (0.1)%
Applied Industrial Technologies, Inc.	900	(48,546)
CAI International, Inc.	300	(6,969)
EVI Industries, Inc.	500	(16,675)
Fastenal Co.	34,200	(1,788,318)
HD Supply Holdings, Inc.	49,500	(1,857,240)
Kaman Corp.	500	(28,045)
Ritchie Bros Auctioneers, Inc.	2,000	(65,440)
Triton International Ltd.	3,900	(121,173)
Watsco, Inc.	1,298	(180,604)
Wesco Aircraft Holdings, Inc.	2,300	(18,170)
WW Grainger, Inc.	1,001	(282,642)

		(4,413,822)

Institutional Financial Services — (0.4)%
Arlington Asset Investment Corp., Class A	24,400	(176,656)
Bank of New York Mellon Corp. (The)	34,500	(1,623,915)
BGC Partners, Inc., Class A	4,700	(24,299)
CBOE Holdings, Inc.	200	(19,566)
CME Group, Inc.	21,300	(4,006,956)
Evercore Partners, Inc., Class A	6,700	(479,452)
GAIN Capital Holdings, Inc.	17,400	(107,184)
Goldman Sachs Group, Inc.	124,400	(20,781,020)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Greenhill & Co., Inc.	17,400	$(424,560)
Jefferies Financial Group, Inc.	32,100	(557,256)
PJT Partners, Inc.	100	(3,876)
Virtu Financial, Inc., Class A	21,000	(540,960)

		(28,745,700)

Insurance — (0.3)%
Aflac, Inc.	7,200	(328,032)
Alleghany Corp.	400	(249,328)
Ambac Financial Group, Inc.	10,300	(177,572)
American Equity Investment Life Holding Co.	100	(2,794)
American International Group, Inc.	42,200	(1,663,102)
American National Insurance Co.	100	(12,724)
Aon PLC	1,700	(247,112)
Argo Group International Holdings Ltd.	660	(44,385)
Arthur J Gallagher & Co.	4,300	(316,910)
Assurant, Inc.	8,500	(760,240)
AXA Equitable Holdings, Inc.	20,900	(347,567)
Axis Capital Holdings Ltd.	300	(15,492)
Berkshire Hathaway, Inc., Class B	60,700	(12,393,726)
Chubb Ltd.	12,400	(1,601,832)
CNO Financial Group, Inc.	3,600	(53,568)
Erie Indemnity Co., Class A	100	(13,331)
Everest Re Group Ltd.	400	(87,104)
Goosehead Insurance, Inc., Class A	300	(7,887)
HCI Group, Inc.	600	(30,486)
Heritage Insurance Holdings, Inc.	100	(1,472)
Horace Mann Educators Corp.	300	(11,235)
Kemper Corp.	7,100	(471,298)
Loews Corp.	16,600	(755,632)
Manulife Financial Corp.	2,600	(36,894)
MBIA, Inc.	51,100	(455,812)
MetLife, Inc.	4,300	(176,558)
Primerica, Inc.	100	(9,771)
ProAssurance Corp.	100	(4,056)
Prudential Financial, Inc.	400	(32,620)
Radian Group, Inc.	1,400	(22,904)
Reinsurance Group of America, Inc.	700	(98,161)
Selective Insurance Group, Inc.	100	(6,094)
Sun Life Financial, Inc.	14,200	(471,298)
Torchmark Corp.	49	(3,652)
Travelers Cos., Inc.	600	(71,850)
Trupanion, Inc.	900	(22,914)
Universal Insurance Holdings, Inc.	500	(18,960)
Voya Financial, Inc.	12,000	(481,680)
Willis Towers Watson PLC	12	(1,822)
WR Berkley Corp.	11,600	(857,356)

		(22,365,231)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	241,500	(543,375)
Allegheny Technologies, Inc.	26,900	(585,613)
Carpenter Technology Corp.	1,900	(67,659)
Cleveland Cliffs, Inc.	46,300	(356,047)
Commercial Metals Co.	50,200	(804,204)
Reliance Steel & Aluminum Co.	2,200	(156,574)
Schnitzer Steel Industries, Inc., Class A	2,300	(49,565)
TimkenSteel Corp.	12,000	(104,880)
United States Steel Corp.	10,400	(189,696)
Warrior Met Coal, Inc.	200	(4,822)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Worthington Industries, Inc.	200	$(6,968)

		(2,869,403)

Leisure Products — (0.2)%
Acushnet Holdings Corp.	200	(4,214)
Camping World Holdings, Inc., Class A	31,400	(360,158)
Fox Factory Holding Corp.	1,400	(82,418)
Hasbro, Inc.	56,400	(4,582,500)
LCI Industries	4,800	(320,640)
Mattel, Inc.	266,900	(2,666,331)
Nautilus, Inc.	10,600	(115,540)
Polaris Industries, Inc.	25,900	(1,986,012)
Vista Outdoor, Inc.	3,900	(44,265)
Winnebago Industries, Inc.	15,300	(370,413)

		(10,532,491)

Machinery — (0.1)%
Actuant Corp., Class A	14,100	(295,959)
CIRCOR International, Inc.	4,600	(97,980)
Deere & Co.	6,000	(895,020)
Dover Corp.	22,400	(1,589,280)
Flowserve Corp.	38,800	(1,475,176)
Gates Industrial Corp. plc	3,400	(45,016)
GrafTech International Ltd.	21,900	(250,536)
Ichor Holdings Ltd.	19,400	(316,220)
IDEX Corp.	200	(25,252)
Illinois Tool Works, Inc.	100	(12,669)
John Bean Technologies Corp.	7,900	(567,299)
Manitowoc Co., Inc. (The)	24,750	(365,557)
Middleby Corp.	17,701	(1,818,424)
Milacron Holdings Corp.	4,600	(54,694)
Sun Hydraulics Corp.	2,200	(73,018)
Terex Corp.	23,700	(653,409)
Titan International, Inc.	3,500	(16,310)
Xylem, Inc.	14,700	(980,784)

		(9,532,603)

Manufactured Goods — (0.0)%
Chart Industries, Inc.	100	(6,503)
Mueller Industries, Inc.	1,300	(30,368)
Proto Labs, Inc.	2,700	(304,533)
Valmont Industries, Inc.	200	(22,190)

		(363,594)

Media — (0.8)%
AMC Networks, Inc., Class A	28,300	(1,553,104)
Cars.com, Inc.	3,800	(81,700)
Carvana Co.	20,300	(664,013)
Charter Communications, Inc., Class A	55,560	(15,832,933)
ChinaNet Online Holdings, Inc.	764	(1,055)
Discovery Communications, Inc., Class A	52,400	(1,296,376)
Entercom Communications Corp., Class A	64,000	(365,440)
EW Scripps Co., Class A	6,836	(107,530)
Gannett Co., Inc.	1,400	(11,942)
Global Eagle Entertainment, Inc.	4,500	(10,035)
Groupon, Inc.	293,900	(940,480)
GrubHub, Inc.	44,200	(3,395,002)
Houghton Mifflin Harcourt Co.	8,700	(77,082)
Interpublic Group of Cos., Inc. (The)	6,800	(140,284)
IZEA Worldwide, Inc.	1,684	(1,650)
Liberty Broadband Corp., Class C	18,700	(1,346,961)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Liberty Expedia Holdings, Inc., Class A	14,400	$(563,184)
Liberty Media Group, Class A	6,992	(207,802)
Live Ventures, Inc.	366	(2,460)
Media General, Inc. (d)	12,100	0
Meredith Corp.	9,100	(472,654)
MSG Networks, Inc.	900	(21,204)
National CineMedia, Inc.	2,100	(13,608)
New Media Investment Group, Inc.	3,600	(41,652)
New York Times Co., Class A	13,000	(289,770)
Nexstar Media Group, Inc.	31,411	(2,470,161)
Omnicom Group, Inc.	400	(29,296)
Shopify, Inc., Class A	36,000	(4,984,200)
Shutterfly, Inc.	14,900	(599,874)
Sirius XM Holdings, Inc. (c)	70,990	(405,353)
Snap, Inc.	821,000	(4,523,710)
Social Reality, Class A (d)	200	0
Social Reality, Inc.	200	(408)
Spotify Technology SA	900	(102,150)
TEGNA, Inc.	37,500	(407,625)
Trade Desk, Inc. (The), Class A	30	(3,482)
Twenty-First Century Fox, Inc., Class A	93,100	(4,479,972)
Upwork, Inc.	400	(7,244)
Walt Disney Co.	107,200	(11,754,480)
WideOpenWest, Inc.	5,900	(42,067)
Yelp, Inc.	23,400	(818,766)

		(58,066,709)

Medical Equipment & Devices — (1.4)%
Abbott Laboratories (c)	260,100	(18,813,033)
ABIOMED, Inc. (c)	17,180	(5,584,187)
Accelerate Diagnostics, Inc.	14,400	(165,600)
Aethlon Medical, Inc.	1,838	(3,051)
Agilent Technologies, Inc. (c)	86,310	(5,822,473)
Avanos Medical, Inc.	1,200	(53,748)
Avinger, Inc.	7,180	(2,154)
Baxter International, Inc.	32,167	(2,117,232)
Bellerophon Therapeutics, Inc.	100	(80)
BioTelemetry, Inc.	8,600	(513,592)
Cesca Therapeutics, Inc.	284	(76)
Cooper Cos., Inc.	1,600	(407,200)
Corindus Vascular Robotics, Inc.	3,200	(2,688)
Danaher Corp.	200	(20,624)
Dentsply Sirona, Inc.	32,100	(1,194,441)
Edwards Lifesciences Corp.	4,100	(627,997)
Exact Sciences Corp.	12,102	(763,636)
Glaukos Corp.	13,600	(763,912)
Globus Medical, Inc.	300	(12,984)
Hologic, Inc. (c)	311,230	(12,791,553)
ICU Medical, Inc.	100	(22,963)
IDEXX Laboratories, Inc. (c)	66,720	(12,411,254)
Inspire Medical Systems, Inc.	1,000	(42,250)
Insulet Corp.	1,000	(79,320)
Intuitive Surgical, Inc.	400	(191,568)
InVivo Therapeutics Holdings Corp.	376	(568)
IsoRay, Inc.	4,600	(1,380)
Luminex Corp.	2,400	(55,464)
Merit Medical Systems, Inc.	3,500	(195,335)
Mettler-Toledo International, Inc. (c)	7,330	(4,145,701)
Microbot Medical, Inc.	862	(1,483)
Myomo, Inc.	7,600	(10,944)
Natus Medical, Inc.	1,000	(34,030)
Neogen Corp.	793	(45,201)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Neovasc, Inc.	5,936	$(3,579)
Nevro Corp.	25,200	(980,028)
OPKO Health, Inc.	238,299	(717,280)
Pacific Biosciences of California, Inc.	29,800	(220,520)
PerkinElmer, Inc.	13,100	(1,029,005)
Pulse Biosciences, Inc.	2,698	(30,919)
Quanterix Corp.	1,200	(21,972)
ResMed, Inc.	8,100	(922,347)
Restoration Robotics, Inc.	100	(44)
Rockwell Medical, Inc.	8,800	(19,888)
Second Sight Medical Products, Inc.	8,100	(7,173)
Senseonics Holdings, Inc.	15,100	(39,109)
SiNtx Technologies, Inc.	1,408	(253)
STERIS PLC	200	(21,370)
Thermo Fisher Scientific, Inc. (c)	59,240	(13,257,320)
TransEnterix, Inc.	183,200	(414,032)
Valeritas Holdings, Inc.	200	(65)
Varian Medical Systems, Inc. (c)	108,600	(12,305,466)
ViewRay, Inc.	700	(4,249)
Viveve Medical, Inc.	4,200	(4,410)
West Pharmaceutical Services, Inc.	3,200	(313,696)
Wright Medical Group NV	600	(16,332)
Zimmer Holdings, Inc.	7,300	(757,156)

		(97,983,935)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	8,200	(331,280)
Alamos Gold, Inc., Class A	72,246	(260,086)
Avino Silver & Gold Mines Ltd.	600	(366)
Barrick Gold Corp.	36,100	(488,794)
Cameco Corp.	33,600	(381,360)
Centrus Energy Corp., Class A	500	(845)
Century Aluminum Co.	47,200	(345,032)
Coeur Mining, Inc.	95,764	(428,065)
Compass Minerals International, Inc.	13,700	(571,153)
Constellium NV, Class A	12,100	(84,579)
Covia Holdings Corp.	1,200	(4,104)
Eldorado Gold Corp.	1,960	(5,645)
Endeavour Silver Corp.	53,300	(114,595)
Energy Fuels, Inc.	2,300	(6,555)
First Majestic Silver Corp.	144,900	(853,461)
Franco-Nevada Corp.	14,600	(1,024,482)
Gold Resource Corp.	7,400	(29,600)
Gold Standard Ventures Corp.	22,200	(27,750)
Goldcorp, Inc.	11,800	(115,640)
Hecla Mining Co.	43,719	(103,177)
MAG Silver Corp.	10,600	(77,380)
McEwen Mining, Inc.	114,400	(208,208)
Newmont Mining Corp.	56,800	(1,968,120)
Northern Dynasty Minerals Ltd.	49,300	(28,061)
Novagold Resources, Inc.	76,600	(302,570)
Osisko Gold Royalties Ltd.	26,400	(231,792)
Pershing Gold Corp.	1,100	(1,166)
Pretium Resources, Inc.	87,100	(735,995)
Sandstorm Gold Ltd.	1,900	(8,759)
Seabridge Gold, Inc.	13,200	(174,636)
Smart Sand, Inc.	19,600	(43,512)
SSR Mining, Inc.	3,500	(42,315)
Uranium Energy Corp.	61,300	(76,625)
US Gold Corp.	1,400	(1,246)
US Silica Holdings, Inc.	65,500	(666,790)
Vista Gold Corp.	4,800	(2,520)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Westwater Resources, Inc.	11,405	$(1,597)

		(9,747,861)

Oil, Gas & Coal — (1.5)%
Andeavor Logistics LP (c)	42,690	(1,386,998)
Antero Midstream GP LP	41,000	(458,380)
Antero Resources Corp.	203,800	(1,913,682)
Apache Corp.	157,900	(4,144,875)
Apergy Corp.	800	(21,664)
Approach Resources, Inc.	1,700	(1,482)
Arch Coal, Inc.	2,700	(224,073)
Archrock, Inc.	13,800	(103,362)
Basic Energy Services, Inc.	13,600	(52,224)
Baytex Energy Corp.	23,200	(40,832)
Berry Petroleum Corp.	1,700	(14,875)
Bonanza Creek Energy, Inc.	7,400	(152,958)
Bristow Group, Inc.	7,100	(17,253)
California Resources Corp.	9,910	(168,866)
Callon Petroleum Co.	193,400	(1,255,166)
Camber Energy, Inc.	441	(525)
Canadian Natural Resources Ltd.	13,500	(325,755)
CARBO Ceramics, Inc.	17,800	(61,944)
Carrizo Oil & Gas, Inc.	68,200	(769,978)
Cenovus Energy, Inc.	130,800	(919,524)
Chesapeake Energy Corp.	776,600	(1,630,860)
Cimarex Energy Co.	51,100	(3,150,315)
Clean Energy Fuels Corp.	100	(172)
Cloud Peak Energy, Inc.	3,000	(1,099)
Comstock Resources, Inc.	10,880	(49,286)
Contango Oil & Gas Co.	1,100	(3,575)
Core Laboratories NV	1,400	(83,524)
Crescent Point Energy Corp.	81,400	(245,828)
Delek US Holdings, Inc.	58,739	(1,909,605)
Denbury Resources, Inc.	3,100	(5,301)
Devon Energy Corp.	195,100	(4,397,554)
Diamond Offshore Drilling, Inc.	22,200	(209,568)
Diamondback Energy, Inc.	3,700	(342,990)
Dril-Quip, Inc.	14,100	(423,423)
Earthstone Energy, Inc.	6,000	(27,120)
Eclipse Resources Corp.	7,000	(7,350)
Eco-Stim Energy Solutions, Inc.	500	(32)
Enbridge Energy Management LLC	5	(52)
Enbridge, Inc.	245,422	(7,627,716)
Encana Corp.	117,300	(677,994)
Enerplus Corp.	28,700	(222,712)
EnLink Midstream LLC	40,000	(379,600)
Ensco PLC, Class A	163,900	(583,484)
EP Energy Corp., Class A	27,700	(19,390)
EQT Corp.	107,300	(2,026,897)
Exterran Corp.	200	(3,540)
Extraction Oil & Gas, Inc.	35,100	(150,579)
Flotek Industries, Inc.	29,100	(31,719)
Frank’s International NV	40,600	(211,932)
FTS International, Inc.	19,500	(138,645)
Gulfport Energy Corp.	49,800	(326,190)
Halcon Resources Corp.	116,600	(198,220)
Hess Corp.	99,700	(4,037,850)
HighPoint Resources Corp.	12,700	(31,623)
HollyFrontier Corp.	17,000	(869,040)
Imperial Oil Ltd.	400	(10,128)
Jagged Peak Energy, Inc.	10,400	(94,848)
Keane Group, Inc.	40,600	(332,108)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	535,931	$(8,242,619)
Laredo Petroleum, Inc.	196,600	(711,692)
Liberty Oilfield Services, Inc., Class A	24,700	(319,865)
Lilis Energy, Inc.	200	(274)
Mammoth Energy Services, Inc.	100	(1,798)
Matador Resources Co.	29,400	(456,582)
McDermott International, Inc.	71,266	(466,080)
MPLX LP (c)	43,250	(1,310,475)
MRC Global, Inc.	36,400	(445,172)
Murphy Oil Corp.	5,900	(138,001)
Nabors Industries Ltd.	263,616	(527,232)
National Oilwell Varco, Inc.	10,800	(277,560)
NCS Multistage Holdings, Inc.	4,200	(21,378)
Nine Energy Service, Inc.	1,700	(38,318)
Northern Oil and Gas, Inc.	20,700	(46,782)
NOW, Inc.	9,100	(105,924)
Obsidian Energy Ltd.	4,900	(1,975)
Oceaneering International, Inc.	34,900	(422,290)
Oil States International, Inc.	5,800	(82,824)
Par Pacific Holdings, Inc.	6,300	(89,334)
Parsley Energy, Inc., Class A	69,600	(1,112,208)
Patterson-UTI Energy, Inc.	79,500	(822,825)
PBF Energy, Inc., Class A	57,600	(1,881,792)
PDC Energy, Inc.	11,700	(348,192)
Pembina Pipeline Corp.	25,805	(765,634)
Phillips 66 (c)	159,390	(13,731,448)
Precision Drilling Corp.	3,900	(6,786)
ProPetro Holding Corp.	32,200	(396,704)
QEP Resources, Inc.	35,800	(201,554)
Ramaco Resources, Inc.	4,100	(20,295)
Range Resources Corp.	76,487	(731,981)
Resolute Energy Corp.	19,300	(559,314)
Ring Energy, Inc.	28,600	(145,288)
Rowan Cos. PLC, Class A	800	(6,712)
RPC, Inc.	22,900	(226,023)
Sanchez Energy Corp.	71,900	(19,413)
SemGroup Corp., Class A	53,200	(733,096)
SM Energy Co.	95,300	(1,475,244)
Solaris Oilfield Infrastructure, Inc., Class A	13,200	(159,588)
Southwestern Energy Co.	33,500	(114,235)
SRC Energy, Inc.	79,300	(372,710)
Talos Energy, Inc.	4,300	(70,176)
Targa Resources Corp.	94,100	(3,389,482)
Tellurian, Inc.	75,300	(523,335)
TETRA Technologies, Inc.	22,300	(37,464)
Thermon Group Holdings, Inc.	1,100	(22,308)
TransCanada Corp.	6,800	(242,760)
Ultra Petroleum Corp.	30,000	(22,803)
Valero Energy Corp. (c)	95,040	(7,125,149)
Vermilion Energy, Inc.	8,200	(172,774)
W&T Offshore, Inc.	24,600	(101,352)
Weatherford International PLC	502,400	(280,842)
Whiting Petroleum Corp.	50,986	(1,156,872)
WildHorse Resource Development Corp.	1,200	(16,932)
Williams Cos., Inc.	375,900	(8,288,595)
WPX Energy, Inc.	178,000	(2,020,300)
Zion Oil & Gas, Inc.	100	(42)

		(103,504,688)

Passenger Transportation — (0.1)%
Alaska Air Group, Inc.	1,500	(91,275)
Allegiant Travel Co.	1,000	(100,220)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
American Airlines Group, Inc.	189,100	$(6,072,001)
Hawaiian Holdings, Inc.	10,900	(287,869)
SkyWest, Inc.	100	(4,447)

		(6,555,812)

Real Estate — (1.2)%
Acadia Realty Trust	16,000	(380,160)
Agree Realty Corp.	200	(11,824)
Alexandria Real Estate Equities, Inc.	3,500	(403,340)
American Assets Trust, Inc.	3,100	(124,527)
American Campus Communities, Inc.	24,600	(1,018,194)
American Homes 4 Rent	74,500	(1,478,825)
Americold Realty Trust	38,200	(975,628)
Apple Hospitality REIT, Inc.	12,100	(172,546)
Armada Hoffler Properties, Inc.	400	(5,624)
Ashford Hospitality Trust, Inc.	21,800	(87,200)
AvalonBay Communities, Inc.	2,200	(382,910)
Bluerock Residential Growth REIT, Inc.	6,800	(61,336)
Boston Properties, Inc.	19,500	(2,194,725)
Braemar Hotels & Resorts, Inc.	8,022	(71,636)
Brixmor Property Group, Inc.	5,400	(79,326)
Camden Property Trust	200	(17,610)
CatchMark Timber Trust, Inc., Class A	6,500	(46,150)
CBL & Associates Properties, Inc.	138,100	(265,152)
Chatham Lodging Trust	12,800	(226,304)
Chesapeake Lodging Trust	8,300	(202,105)
City Office REIT, Inc.	10,100	(103,525)
Clipper Realty, Inc.	1,300	(16,991)
Colony Capital, Inc.	124,021	(580,418)
Colony Credit Real Estate, Inc.	14,300	(225,797)
Community Healthcare Trust, Inc.	2,400	(69,192)
CorePoint Lodging, Inc. REIT	300	(3,675)
CoreSite Realty Corp.	10,100	(881,023)
Cousins Properties, Inc.	154,500	(1,220,550)
Crown Castle International Corp.	5,600	(608,328)
CubeSmart	22,700	(651,263)
Cushman & Wakefield plc	7,800	(112,866)
CyrusOne, Inc.	51,000	(2,696,880)
DiamondRock Hospitality Co.	36,300	(329,604)
Digital Realty Trust, Inc.	41,384	(4,409,465)
Douglas Emmett, Inc.	14,100	(481,233)
Easterly Government Properties, Inc.	24,300	(381,024)
Equinix, Inc.	27	(9,519)
Equity Commonwealth	5,400	(162,054)
Equity LifeStyle Properties, Inc.	2,000	(194,260)
Equity Residential	23,200	(1,531,432)
Essex Property Trust, Inc.	1,800	(441,378)
Farmland Partners, Inc.	14,300	(64,922)
Federal Realty Investment Trust	800	(94,432)
Five Point Holdings LLC, Class A	600	(4,164)
Forestar Group, Inc.	218	(3,019)
Four Corners Property Trust, Inc.	3,100	(81,220)
Franklin Street Properties Corp.	5,400	(33,642)
Front Yard Residential Corp.	16,100	(140,553)
GEO Group, Inc.	700	(13,790)
Global Medical REIT, Inc.	2,700	(24,003)
Global Net Lease, Inc.	23,961	(422,193)
Government Properties Income Trust	50,100	(344,187)
HCP, Inc.	143,500	(4,007,955)
Healthcare Realty Trust, Inc.	41,200	(1,171,728)
Healthcare Trust of America, Inc., Class A	54,600	(1,381,926)
Hersha Hospitality Trust	18,100	(317,474)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Hospitality Properties Trust	22,100	$(527,748)
Host Hotels & Resorts, Inc.	34,900	(581,783)
Howard Hughes Corp. (The)	1,200	(117,144)
Hudson Pacific Properties, Inc.	43,000	(1,249,580)
Independence Realty Trust, Inc.	30,900	(283,662)
Industrial Logistics Properties Trust	4,773	(93,885)
Innovative Industrial Properties, Inc.	4,992	(226,587)
Invitation Homes, Inc.	104,272	(2,093,782)
Iron Mountain, Inc.	26,500	(858,865)
iStar, Inc.	25,200	(231,084)
JBG SMITH Properties	32,800	(1,141,768)
Jernigan Capital, Inc.	5,200	(103,064)
Kilroy Realty Corp.	22,900	(1,439,952)
Kimco Realty Corp.	23,000	(336,950)
Kite Realty Group Trust	26,400	(371,976)
Lamar Advertising Co., Class A	200	(13,836)
Liberty Property Trust	16,900	(707,772)
Life Storage, Inc.	11,900	(1,106,581)
Macerich Co.	14,000	(605,920)
Mack-Cali Realty Corp.	29,500	(577,905)
MGM Growth Properties LLC, Class A	30,499	(805,479)
Mid-America Apartment Communities, Inc.	19,600	(1,875,720)
National Retail Properties, Inc.	5,100	(247,401)
National Storage Affiliates Trust	3,000	(79,380)
New Concept Energy, Inc.	200	(280)
New Senior Investment Group, Inc.	30,201	(124,428)
NorthStar Realty Europe Corp.	13,200	(191,928)
Park Hotels & Resorts, Inc.	81,200	(2,109,576)
Pebblebrook Hotel Trust	69,700	(1,973,207)
Pennsylvania REIT	56,000	(332,640)
Physicians Realty Trust	86,300	(1,383,389)
Piedmont Office Realty Trust, Inc., Class A	13,300	(226,632)
Potlatch Corp.	421	(13,320)
Preferred Apartment Communities, Inc., Class A	14,900	(209,494)
Prologis, Inc.	36,200	(2,125,664)
Public Storage	6,300	(1,275,183)
QTS Realty Trust, Inc., Class A	9,000	(333,450)
Realogy Holdings Corp.	54,100	(794,188)
Redfin Corp.	39,799	(573,106)
Regency Centers Corp.	43,100	(2,529,108)
Retail Properties of America, Inc.	13,500	(146,475)
Rexford Industrial Realty, Inc.	9,300	(274,071)
RLJ Lodging Trust	43,000	(705,200)
RPT Realty	12,700	(151,765)
Ryman Hospitality Properties, Inc.	200	(13,338)
Sabra Health Care REIT, Inc.	7,490	(123,435)
Select Income REIT	9,800	(72,128)
Senior Housing Properties Trust	3,500	(41,020)
Seritage Growth Properties	21,800	(704,794)
SITE Centers Corp.	90,150	(997,960)
SL Green Realty Corp.	7,400	(585,192)
STAG Industrial, Inc.	13,400	(333,392)
Sun Communities, Inc.	500	(50,855)
Sunstone Hotel Investors, Inc.	53,367	(694,305)
Tanger Factory Outlet Centers, Inc.	18,400	(372,048)
Taubman Centers, Inc.	4,200	(191,058)
Tier REIT, Inc.	3,900	(80,457)
UMH Properties, Inc.	1,600	(18,944)
Uniti Group, Inc.	101,600	(1,581,912)
Ventas, Inc.	32,600	(1,910,034)
Vereit, Inc. REIT	447,300	(3,198,195)
VICI Properties, Inc.	3,000	(56,340)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust	21,600	$(1,339,848)
Washington Prime Group, Inc.	139,200	(676,512)
Washington Real Estate Investment Trust	18,300	(420,900)
Welltower, Inc.	86,700	(6,017,847)
Wheeler Real Estate Investment Trust, Inc.	2,252	(2,007)
Whitestone REIT	12,100	(148,346)
Yangtze River Port & Logistics Ltd.	300	(1,182)

		(82,203,784)

Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc., Class A	43,900	(539,092)
Live Nation Entertainment, Inc.	23,200	(1,142,600)
Six Flags Entertainment Corp.	47,700	(2,653,551)
St Joe Co.	2,000	(26,340)

		(4,361,583)

Renewable Energy — (0.0)%
American Superconductor Corp.	700	(7,805)
Ballard Power Systems, Inc.	48,600	(116,154)
Enphase Energy, Inc.	5,895	(27,883)
First Solar, Inc.	3,700	(157,084)
FuelCell Energy, Inc.	38,458	(21,171)
Gevo, Inc.	3,163	(6,199)
Green Plains, Inc.	34,900	(457,539)
Hydrogenics Corp.	300	(1,500)
Pacific Ethanol, Inc.	2,200	(1,894)
Plug Power, Inc.	133,100	(165,044)
SolarEdge Technologies, Inc.	19,400	(680,940)
SunPower Corp.	69,700	(346,409)
Sunrun, Inc.	4,200	(45,738)
Sunworks, Inc.	3,800	(996)
Vivint Solar, Inc.	13,600	(51,816)

		(2,088,172)

Retail - Consumer Staples — (0.5)%
BJ’s Wholesale Club Holdings, Inc.	4,000	(88,640)
Blue Apron Holdings, Inc., Class A	52,199	(53,243)
Casey’s General Stores, Inc.	700	(89,698)
Dollar General Corp.	15,500	(1,675,240)
Fred’s, Inc., Class A	29,346	(55,464)
Kroger Co. (The)	118,900	(3,269,750)
Rite Aid Corp.	236,868	(167,774)
Wal-Mart Stores, Inc.	2,300	(214,245)
Walgreens Boots Alliance, Inc. (c)	465,592	(31,813,901)

		(37,427,955)

Retail - Discretionary — (1.2)%
Abercrombie & Fitch Co., Class A	55,900	(1,120,795)
Amazon.com, Inc.	18,300	(27,486,051)
Asbury Automotive Group, Inc.	6,000	(399,960)
Barnes & Noble, Inc.	48,700	(345,283)
Beacon Roofing Supply, Inc.	300	(9,516)
Bed Bath & Beyond, Inc.	65,000	(735,800)
Best Buy Co., Inc.	220,600	(11,682,976)
Big 5 Sporting Goods Corp.	13,217	(34,232)
BlueLinx Holdings, Inc.	6,500	(160,615)
BMC Stock Holdings, Inc.	19,100	(295,668)
Buckle, Inc.	24,800	(479,632)
Build-A-Bear Workshop, Inc.	200	(790)
Builders FirstSource, Inc.	1,400	(15,274)
Burlington Stores, Inc.	8,500	(1,382,695)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	3,500	$(97,405)
Cato Corp., Class A	10,400	(148,408)
Chico’s FAS, Inc.	34,000	(191,080)
Children’s Place, Inc.	1,500	(135,135)
Conn’s, Inc.	15,700	(296,102)
Copart, Inc.	4,800	(229,344)
Destination Maternity Corp.	2,400	(6,816)
Dick’s Sporting Goods, Inc.	62,600	(1,953,120)
Dillard’s, Inc., Class A	10,200	(615,162)
Duluth Holdings, Inc., Class B	3,800	(95,874)
Express, Inc.	10,800	(55,188)
FirstCash, Inc.	2,528	(182,901)
Foot Locker, Inc.	9,900	(526,680)
Foundation Building Materials, Inc.	3,550	(29,500)
GameStop Corp., Class A	84,064	(1,060,888)
Gap, Inc.	163,100	(4,201,456)
GNC Holdings, Inc., Class A	50,790	(120,372)
Group 1 Automotive, Inc.	6,300	(332,136)
Guess?, Inc.	41,100	(853,647)
Haverty Furniture Cos., Inc.	1,400	(26,292)
Hertz Global Holdings, Inc.	58,300	(795,795)
Hibbett Sports, Inc.	9,200	(131,560)
J. Jill, Inc.	1,300	(6,929)
JC Penney Co., Inc.	210,000	(218,400)
Kohl’s Corp.	7,400	(490,916)
L Brands, Inc.	128,800	(3,306,296)
La-Z-Boy, Inc.	700	(19,397)
Lands’ End, Inc.	2,000	(28,420)
Lithia Motors, Inc., Class A	6,900	(526,677)
Lowe’s Cos., Inc.	3,400	(314,024)
Lumber Liquidators Holdings, Inc.	7,700	(73,304)
Michaels Cos., Inc. (The)	131,200	(1,776,448)
Net Element, Inc.	1,925	(11,011)
Overstock.com, Inc.	17,900	(243,082)
Party City Holdco, Inc.	37,400	(373,252)
Penske Automotive Group, Inc.	600	(24,192)
PetIQ, Inc.	8,800	(206,536)
PetMed Express, Inc.	17,500	(407,050)
Pier 1 Imports, Inc.	36,500	(11,162)
Qurate Retail, Inc.	113,866	(2,222,664)
Restoration Hardware Holdings, Inc.	17,900	(2,144,778)
Ross Stores, Inc.	30,800	(2,562,560)
Sally Beauty Holdings, Inc.	77,800	(1,326,490)
Signet Jewelers Ltd.	44,100	(1,401,057)
Sleep Number Corp.	12,200	(387,106)
Sonic Automotive, Inc., Class A	3,600	(49,536)
Sportsman’s Warehouse Holdings, Inc.	16,400	(71,832)
Stage Stores, Inc.	6,600	(4,884)
Tailored Brands, Inc.	42,500	(579,700)
Tiffany & Co.	37,601	(3,027,257)
Tractor Supply Co.	21,800	(1,818,992)
Urban Outfitters, Inc.	11,800	(391,760)
Vera Bradley, Inc.	8,300	(71,131)
Williams-Sonoma, Inc.	68,100	(3,435,645)

		(83,766,636)

Semiconductors — (0.9)%
Adesto Technologies Corp.	2,000	(8,800)
Advanced Micro Devices, Inc.	849,400	(15,679,924)
Analog Devices, Inc.	13,700	(1,175,871)
Aquantia Corp.	9,700	(85,069)
Broadcom, Inc.	106,338	(27,039,627)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Brooks Automation, Inc.	3,500	$(91,630)
Cirrus Logic, Inc.	1,300	(43,134)
Coherent, Inc.	6,200	(655,402)
Cypress Semiconductor Corp.	163,835	(2,083,981)
Electro Scientific Industries, Inc.	1,800	(53,928)
Entegris, Inc.	800	(22,316)
FormFactor, Inc.	1,239	(17,457)
II-VI, Inc.	500	(16,230)
Impinj, Inc.	13,500	(196,425)
Integrated Device Technology, Inc.	300	(14,529)
KEMET Corp.	1,000	(17,540)
Marvell Technology Group Ltd.	4,870	(78,845)
MaxLinear, Inc., Class A	13,640	(240,064)
Maxwell Technologies, Inc.	2,200	(4,554)
Microchip Technology, Inc.	110,676	(7,959,818)
Monolithic Power Systems, Inc.	300	(34,875)
MoSys, Inc.	2,391	(398)
NeoPhotonics Corp.	28,700	(185,976)
ON Semiconductor Corp.	100	(1,651)
Park Electrochemical Corp.	1,100	(19,877)
Power Integrations, Inc.	200	(12,196)
Qorvo, Inc.	13,923	(845,544)
QUALCOMM, Inc.	39,300	(2,236,563)
SMART Global Holdings, Inc.	4,600	(136,620)
Universal Display Corp.	23,600	(2,208,252)

		(61,167,096)

Software — (1.0)%
2U, Inc.	7,300	(362,956)
Adobe Systems, Inc.	23,300	(5,271,392)
Allscripts Healthcare Solutions, Inc.	23,900	(230,396)
Appian Corp.	6,400	(170,944)
Asure Software, Inc.	1,100	(5,588)
Avalara, Inc.	7,400	(230,510)
Avaya Holdings Corp.	26,200	(381,472)
Boxlight Corp., Class A	500	(600)
Carbon Black, Inc.	13,200	(177,144)
Castlight Health, Inc., Class B	14,300	(31,031)
Ceridian HCM Holding, Inc.	3,000	(103,470)
DocuSign, Inc.	16,300	(653,304)
Domo, Inc., Class B	900	(17,667)
Donnelley Financial Solutions, Inc.	1,700	(23,851)
Envestnet, Inc.	1,000	(49,190)
Evolent Health, Inc.	26,100	(520,695)
Guidewire Software, Inc.	100	(8,023)
Inovalon Holdings, Inc.	1,100	(15,598)
Inpixon (d)	186	(593)
Instructure, Inc.	21,200	(795,212)
Intuit, Inc.	300	(59,055)
LiveRamp Holdings, Inc.	42,800	(1,653,364)
LogMeIn, Inc.	1,800	(146,826)
Manhattan Associates, Inc.	400	(16,948)
Medical Transcription Billing Corp.	4,300	(16,340)
Microsoft Corp.	258,600	(26,266,002)
MongoDB, Inc.	400	(33,496)
NantHealth, Inc.	3,700	(2,014)
Omnicell, Inc.	700	(42,868)
Open Text Corp.	600	(19,560)
Pareteum Corp.	54,862	(92,717)
Paycom Software, Inc.	100	(12,245)
pdvWireless, Inc.	500	(18,695)
Pegasystems, Inc.	9,700	(463,951)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Pivotal Software, Inc., Class A	5,500	$(89,925)
Pluralsight, Inc.	7,800	(183,690)
PTC, Inc.	5,100	(422,790)
Q2 Holdings, Inc.	2,400	(118,920)
RealPage, Inc.	5,200	(250,588)
Remark Holdings, Inc.	10,300	(12,463)
salesforce.com, Inc.	67,136	(9,195,618)
ShiftPixy, Inc.	300	(534)
SITO Mobile Ltd.	700	(630)
Sphere 3D Corp.	719	(2,193)
SS&C Technologies Holdings, Inc.	5,500	(248,105)
Tabula Rasa HealthCare, Inc.	400	(25,504)
Take-Two Interactive Software, Inc.	96,700	(9,954,298)
Tenable Holdings, Inc.	2,100	(46,599)
TiVo Corp.	2,418	(22,753)
Ultimate Software Group, Inc.	2,500	(612,175)
Veeva Systems, Inc., Class A (c)	67,290	(6,010,343)
Veritone, Inc.	729	(2,770)
VirnetX Holding Corp.	14,100	(33,840)
xG Technology, Inc.	8,200	(2,550)
Zscaler, Inc.	3,900	(152,919)
Zuora, Inc., Class A	3,500	(63,490)

		(65,346,414)

Specialty Finance — (0.2)%
Air Lease Corp.	2,700	(81,567)
Alliance Data Systems Corp.	10,071	(1,511,456)
Ally Financial, Inc.	102,400	(2,320,384)
Altisource Portfolio Solutions SA	2,300	(51,727)
American Express Co.	15,400	(1,467,928)
Annaly Capital Management, Inc.	16	(157)
Anworth Mortgage Asset Corp.	100	(404)
Apollo Commercial Real Estate Finance, Inc.	17,300	(288,218)
ARMOUR Residential REIT, Inc.	29,562	(606,021)
Blackstone Mortgage Trust, Inc., Class A	22,200	(707,292)
Capstead Mortgage Corp.	33,500	(223,445)
Chimera Investment Corp.	42	(748)
Credit Acceptance Corp.	1,200	(458,112)
Discover Financial Services	8,000	(471,840)
Drive Shack, Inc.	13,467	(52,791)
Elevate Credit, Inc.	700	(3,136)
Ellie Mae, Inc.	1,500	(94,245)
Ellington Residential Mortgage REIT	100	(1,023)
Encore Capital Group, Inc.	14,100	(331,350)
Evo Payments, Inc., Class A	3,200	(78,944)
Federal Agricultural Mortgage Corp., Class C	100	(6,044)
Flagstar Bancorp, Inc.	6,000	(158,400)
GATX Corp.	500	(35,405)
Granite Point Mortgage Trust, Inc.	1,000	(18,030)
HomeStreet, Inc.	3,700	(78,551)
Hunt Cos. Finance Trust, Inc.	3,300	(9,438)
Invesco Mortgage Capital, Inc.	7,667	(111,018)
Jack Henry & Associates, Inc.	100	(12,652)
LendingClub Corp.	154,900	(407,387)
Marathon Patent Group, Inc.	6,101	(2,210)
MasterCard, Inc., Class A	100	(18,865)
Mr Cooper Group, Inc.	1,091	(12,732)
Nelnet, Inc., Class A	700	(36,638)
New Residential Investment Corp.	51,700	(734,657)
Ocwen Financial Corp.	13,200	(17,688)
OneMain Holdings, Inc.	13,400	(325,486)
Orchid Island Capital, Inc.	43,100	(275,409)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
PayPal Holdings, Inc.	2,300	$(193,407)
PennyMac Financial Services, Inc.	200	(4,252)
PennyMac Mortgage Investment Trust	13,200	(245,784)
PRA Group, Inc.	14,300	(348,491)
Santander Consumer USA Holdings, Inc.	75,100	(1,321,009)
SLM Corp.	77,700	(645,687)
Two Harbors Investment Corp.	500	(6,420)
Western Asset Mortgage Capital Corp.	10,300	(85,902)
Western Union Co.	19,100	(325,846)
Worldpay, Inc., Class A	7,600	(580,868)

		(14,769,064)

Technology Services — (0.1)%
CGI Group, Inc., Class A	300	(18,357)
Cubic Corp.	800	(42,992)
DXC Technology Co.	50,599	(2,690,349)
Elastic NV	200	(14,296)
Endurance International Group Holdings, Inc.	400	(2,660)
EPAM Systems, Inc.	1,800	(208,818)
Gartner, Inc.	1,300	(166,192)
Helios & Matheson Analytics, Inc.	177	(3)
MarketAxess Holdings, Inc.	9,500	(2,007,445)
Medidata Solutions, Inc.	1,800	(121,356)
Paychex, Inc.	501	(32,640)
Perspecta, Inc.	2,600	(44,772)
Presidio, Inc.	500	(6,525)
Riot Blockchain, Inc.	12,000	(18,120)
Sabre Corp.	900	(19,476)
Spherix, Inc.	2,426	(1,561)
Thomson Reuters Corp.	57,741	(2,789,468)
Unisys Corp.	2,100	(24,423)
Verisk Analytics, Inc., Class A	400	(43,616)

		(8,253,069)

Telecommunications — (0.4)%
8x8, Inc.	800	(14,432)
AT&T, Inc.	133,610	(3,813,229)
BCE, Inc.	4,500	(177,885)
CenturyLink, Inc.	355,872	(5,391,461)
Cincinnati Bell, Inc.	5,249	(40,837)
Consolidated Communications Holdings, Inc.	33,776	(333,707)
Fluent, Inc.	5,185	(18,666)
Frontier Communications Corp.	23,380	(55,644)
Fusion Connect, Inc.	2,400	(4,032)
GCI Liberty, Inc., Class A	17,369	(714,908)
Globalstar, Inc.	139,600	(89,302)
Gogo, Inc.	39,400	(117,806)
GTT Communications, Inc.	29,500	(697,970)
HC2 Holdings, Inc.	7,500	(19,800)
Intelsat SA	23,100	(494,109)
Internap Corp.	700	(2,905)
Iridium Communications, Inc.	37,100	(684,495)
NII Holdings, Inc.	33,923	(149,601)
Ooma, Inc.	300	(4,164)
ORBCOMM, Inc.	8,200	(67,732)
Rogers Communications, Inc., B Shares	4,400	(225,544)
Sprint Corp.	189,300	(1,101,726)
Switch, Inc.	25,800	(180,600)
T-Mobile US, Inc.	4,700	(298,967)
TELUS Corp.	3,700	(122,618)
Verizon Communications, Inc.	247,900	(13,936,938)
Vonage Holdings Corp.	5,400	(47,142)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Windstream Holdings, Inc.	24,505	$(51,216)

		(28,857,436)

Transportation & Logistics — (0.0)%
Atlas Air Worldwide Holdings, Inc.	1,800	(75,942)
Canadian Pacific Railway Ltd.	300	(53,286)
CryoPort, Inc.	2,100	(23,163)
DHT Holdings, Inc.	29,700	(116,424)
Dorian LPG Ltd.	4,900	(28,567)
Echo Global Logistics, Inc.	300	(6,099)
Genesee & Wyoming, Inc., Class A	11,800	(873,436)
Golar LNG Ltd.	11,200	(243,712)
Hornbeck Offshore Services, Inc.	9,500	(13,680)
International Seaways, Inc.	6,000	(101,040)
Kirby Corp.	300	(20,208)
Macquarie Infrastructure Co. LLC	1,600	(58,496)
Mobile Mini, Inc.	100	(3,175)
Navigator Holdings Ltd.	5,600	(52,640)
Nordic American Tankers Ltd.	56,900	(113,800)
Scorpio Bulkers, Inc.	23,900	(132,167)
Seanergy Maritime Holdings Corp.	3,502	(1,821)
Sino-Global Shipping America Ltd.	2,221	(1,688)
Teekay Corp.	40,500	(135,270)
Teekay Tankers Ltd., Class A	56,900	(52,803)
TOP Ships, Inc.	13,666	(11,249)
US Xpress Enterprises, Inc., Class A	1,000	(5,610)

		(2,124,276)

Transportation Equipment — (0.1)%
Greenbrier Cos., Inc.	5,800	(229,332)
Navistar International Corp.	23,900	(620,205)
REV Group, Inc.	2,100	(15,771)
Wabtec Corp.	49,500	(3,477,375)
Workhorse Group, Inc.	7,430	(3,923)

		(4,346,606)

Utilities — (0.6)%
Algonquin Power & Utilities Corp.	5,800	(58,290)
Allete, Inc.	6,000	(457,320)
Ameren Corp.	2,200	(143,506)
American States Water Co., Inc.	5,600	(375,424)
American Water Works Co., Inc.	8,100	(735,237)
Atmos Energy Corp.	1,500	(139,080)
Avangrid, Inc.	4,100	(205,369)
Avista Corp.	200	(8,496)
California Water Service Group	4,100	(195,406)
Clearway Energy, Inc.	18,100	(312,225)
CMS Energy Corp.	1,100	(54,615)
Consolidated Edison, Inc. (c)	17,679	(1,351,736)
Duke Energy Corp.	26,700	(2,304,210)
Edison International	16,100	(913,997)
El Paso Electric Co.	8,200	(411,066)
Evergy, Inc.	63,500	(3,604,895)
Eversource Energy (c)	26,381	(1,715,820)
Exelon Corp.	400	(18,040)
Fortis, Inc.	13,500	(450,360)
Genie Energy Ltd., Class B	1,600	(9,648)
Hawaiian Electric Industries, Inc. (c)	39,250	(1,437,335)
MagneGas Applied Technology Solutions, Inc.	10,153	(2,505)
MGE Energy, Inc.	1,200	(71,952)
National Fuel Gas Co.	3,700	(189,366)
New Jersey Resources Corp.	16,200	(739,854)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
NextEra Energy Partners LP	900	$(38,745)
NextEra Energy, Inc.	300	(52,146)
NiSource, Inc.	66,400	(1,683,240)
Northwest Natural Holding Co.	700	(42,322)
NorthWestern Corp.	5,900	(350,696)
OGE Energy Corp.	39,300	(1,540,167)
ONE Gas, Inc.	3,600	(286,560)
Ormat Technologies, Inc.	6,200	(324,260)
Pattern Energy Group, Inc.	51,800	(964,516)
Pinnacle West Capital Corp. (c)	16,014	(1,364,393)
PNM Resources, Inc.	2,000	(82,180)
Portland General Electric Co.	400	(18,340)
Sempra Energy (c)	45,525	(4,925,350)
South Jersey Industries, Inc.	22,400	(622,720)
Southwest Gas Corp.	600	(45,900)
Spark Energy, Inc., Class A	4,900	(36,407)
Spire, Inc.	6,400	(474,112)
TerraForm Power, Inc.	17,486	(196,193)
TransAlta Corp.	900	(3,708)
Vectren Corp.	9,600	(691,008)
Vistra Energy Corp.	67,620	(1,547,822)
WEC Energy Group, Inc. (c)	61,444	(4,255,611)
Xcel Energy, Inc. (c)	44,592	(2,197,048)

		(37,649,196)

Waste & Environmental Services & Equipment — (0.0)%
Alexco Resource Corp.	4,600	(4,324)
Aqua Metals, Inc.	15,600	(28,392)
Attis Industries, Inc.	786	(139)
Cantel Medical Corp.	900	(67,005)
Covanta Holding Corp.	5,000	(67,100)
Energy Recovery, Inc.	12,800	(86,144)
Evoqua Water Technologies Corp.	13,600	(130,560)
Hudson Technologies, Inc.	9,500	(8,455)
Lightbridge Corp.	3,484	(1,899)
Stericycle, Inc.	8,100	(297,189)

		(691,207)

Total North America		(1,222,011,998)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	138	(115)

Iron & Steel — (0.0)%
BHP Billiton Ltd., ADR	24,800	(1,197,592)

Total Oceania		(1,197,707)

South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	4,900	(108,437)

Banking — (0.0)%
Banco Bradesco SA, ADR	147,076	(1,454,582)
Banco Santander Brasil SA, ADR	5,600	(62,328)
Banco Santander Chile, ADR	12,500	(373,750)
Bancolombia SA, ADR	20,100	(765,810)
BBVA Banco Frances SA, ADR	800	(9,064)
Grupo Aval Acciones y Valores SA, ADR	1,800	(10,620)
Itau CorpBanca, ADR	200	(2,796)

		(2,678,950)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chemicals — (0.0)%
Braskem SA, ADR	4,300	$(105,178)

Consumer Products — (0.0)%
Adecoagro SA	800	(5,568)
BRF SA, ADR	109,400	(621,392)

		(626,960)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,400	(35,802)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA, ADR	30,100	(65,919)
Gerdau SA, ADR	4,300	(16,168)

		(82,087)

Media — (0.0)%
Despegar.com Corp.	5,264	(65,326)

Metals & Mining — (0.0)%
Nexa Resources SA	3,800	(45,220)
Southern Copper Corp.	6,800	(209,236)

		(254,456)

Oil, Gas & Coal — (0.1)%
Cosan Ltd., A Shares	21,700	(190,960)
Ecopetrol SA, ADR	20,700	(328,716)
Petroleo Brasileiro SA, ADR	173,500	(2,257,235)
Transportadora de Gas del Sur SA, ADR	100	(1,500)
Ultrapar Participacoes SA, ADR	800	(10,832)

		(2,789,243)

Passenger Transportation — (0.0)%
Avianca Holdings SA, ADR	300	(1,218)
Azul SA, ADR	11,000	(304,590)
Gol Linhas Aereas Inteligentes SA, ADR	9,950	(134,822)
Latam Airlines Group SA, ADR	23,200	(238,960)

		(679,590)

Retail - Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1,200	(24,924)

Retail - Discretionary — (0.1)%
MercadoLibre, Inc.	12,800	(3,748,480)
Netshoes Cayman Ltd.	1,400	(2,086)

		(3,750,566)

Specialty Finance — (0.0)%
Pagseguro Digital Ltd., Class A	136,900	(2,564,137)
StoneCo Ltd., A Shares	1,900	(35,036)

		(2,599,173)

Technology Services — (0.0)%
Globant SA	300	(16,896)

Telecommunications — (0.0)%
Liberty Latin America Ltd., Class C	32,900	(479,353)
Telefonica Brasil SA, ADR	1,900	(22,667)

		(502,020)

Utilities — (0.0)%
Central Puerto SA, ADR	2,900	(26,680)
Cia Paranaense de Energia, ADR	6,800	(53,244)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Security Description	Shares	Value
Enersis SA, ADR	7,800	$(69,576)
Pampa Energia SA, ADR	4,000	(127,240)

		(276,740)

Total South America		(14,596,348)

TOTAL COMMON STOCK (PROCEEDS $1,655,186,280)		(1,437,723,468)

EXCHANGE-TRADED FUNDS — (0.5)%
Invesco QQQ Trust Series 1	46,800	(7,219,368)
SPDR S&P 500 ETF Trust	106,500	(26,616,480)
VanEck Vectors Semiconductor ETF (c)	43,822	(3,824,784)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $39,975,730)		(37,660,632)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (0.9)%
North America — ((0.9))%
Collateralized Mortgage Obligation (Residential) — (0.9)%
Government National Mortgage Association, 3.00%, 01/01/49 (c),(s)	$63,181,000	(62,104,965)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $61,349,738)		(62,104,965)

TOTAL SECURITIES SOLD SHORT — (22.2)% (PROCEEDS $1,756,511,748)		(1,537,489,065)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2018.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2018. Maturity date presented is the ultimate maturity.
(l)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP, GCM Equity Master Fund LP and EJF Debt Opportunities Offshore Fund, Ltd. are 6/1/2016, 11/9/2015, 6/1/2018 and 9/4/2018 , respectively.

(m)	Assets, other than investments in securities, less liabilities other than securities sold short.
(n)	Preferential dividend rate and maturity date is disclosed, if applicable.
(o)	Security is valued using significant unobservable inputs.
(p)	All or a portion of the security represents an unsettled loan commitment at December 31, 2018 where the rate will be determined at time of settlement.
(q)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(r)	Rate disclosed, the 7 day net yield, is as of December 31, 2018.
(s)	When issued or delayed delivery security included.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Options Written Contracts Outstanding at December 31, 2018

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Walt Disney Co.	115.00 USD	02/15/19	515	$97,850	$(190,611)	$(97,850)	$92,761

Reverse Repurchase Agreements Outstanding at December 31, 2018

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	4.07%	12/21/18	01/24/19	$3,161,000	$3,164,935
Goldman Sachs Bank USA	3.30%	11/29/18	01/03/19	2,549,000	2,556,709
Goldman Sachs Bank USA	3.41%	12/14/18	01/16/19	10,692,000	10,707,170
Goldman Sachs Bank USA	3.42%	12/20/18	01/23/19	44,422,000	44,472,643
Goldman Sachs Bank USA	3.42%	12/20/18	01/23/19	23,840,000	23,867,179
Goldman Sachs Bank USA	3.42%	12/20/18	01/23/19	28,379,000	28,411,353
Goldman Sachs Bank USA	3.42%	12/20/18	01/23/19	13,200,000	13,215,049
Goldman Sachs Bank USA	3.42%	12/20/18	01/23/19	25,152,000	25,180,674
Goldman Sachs Bank USA	3.47%	12/20/18	01/23/19	3,110,000	3,113,597
HSBC Bank PLC	4.44%	11/15/18	05/18/23	5,928,572	5,962,938
HSBC Bank PLC	4.44%	11/15/18	05/19/21	5,928,571	5,962,937
HSBC Bank PLC	4.44%	11/15/18	11/19/22	5,928,571	5,962,937
HSBC Bank PLC	4.44%	11/15/18	11/19/20	5,928,571	5,962,937
HSBC Bank PLC	4.44%	11/15/18	11/19/21	5,928,571	5,962,937
HSBC Bank PLC	4.44%	11/15/18	05/19/22	5,928,571	5,962,937
HSBC Bank PLC	4.44%	11/15/18	05/19/20	5,928,572	5,962,938
J.P. Morgan Securities LLC	3.10%	12/28/18	01/10/19	4,944,218	4,944,644
J.P. Morgan Securities LLC	3.10%	12/28/18	01/10/19	12,808,411	12,809,514
J.P. Morgan Securities LLC	3.25%	12/26/18	01/10/19	5,174,643	5,177,446
J.P. Morgan Securities LLC	3.25%	12/26/18	01/10/19	12,916,460	12,923,456
J.P. Morgan Securities LLC	3.25%	12/26/18	01/10/19	41,646,772	41,669,331
J.P. Morgan Securities LLC	3.25%	12/26/18	01/10/19	23,089,259	23,101,766
JPMorgan Chase Bank, N.A.	3.26%	12/14/18	01/11/19	1,452,000	1,454,363
JPMorgan Chase Bank, N.A.	3.26%	12/14/18	01/11/19	2,022,000	2,025,291
JPMorgan Chase Bank, N.A.	3.26%	12/14/18	01/11/19	3,321,000	3,326,405
JPMorgan Chase Bank, N.A.	3.38%	12/20/18	01/18/19	4,129,000	4,133,651
JPMorgan Chase Bank, N.A.	3.55%	12/07/18	01/04/19	1,679,000	1,683,139
JPMorgan Chase Bank, N.A.	3.56%	12/14/18	01/11/19	4,701,000	4,709,356
JPMorgan Chase Bank, N.A.	3.56%	12/14/18	01/11/19	4,123,000	4,130,329
JPMorgan Chase Bank, N.A.	3.63%	12/20/18	01/18/19	3,848,000	3,852,655
JPMorgan Chase Bank, N.A.	3.65%	12/07/18	01/04/19	4,399,000	4,410,151
JPMorgan Chase Bank, N.A.	3.65%	12/07/18	01/04/19	8,059,000	8,079,428
JPMorgan Chase Bank, N.A.	3.65%	12/07/18	01/04/19	3,278,000	3,286,309
JPMorgan Chase Bank, N.A.	3.65%	12/07/18	01/04/19	6,535,000	6,551,565
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.15%	11/21/18	01/02/19	13,826,000	13,875,605
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.25%	11/29/18	01/02/19	5,129,000	5,144,277
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.25%	11/29/18	01/02/19	3,788,000	3,799,283
RBC (Barbados) Trading Bank Corporation	3.22%	12/20/18	01/24/19	26,193,000	26,221,115
RBC (Barbados) Trading Bank Corporation	3.22%	12/20/18	01/24/19	4,615,000	4,619,954
RBC (Barbados) Trading Bank Corporation	3.22%	12/20/18	01/24/19	35,221,000	35,258,805
RBC (Barbados) Trading Bank Corporation	3.22%	12/20/18	01/24/19	5,782,000	5,788,206
RBC (Barbados) Trading Bank Corporation	3.29%	12/10/18	01/09/19	604,000	605,213
RBC (Barbados) Trading Bank Corporation	3.29%	12/10/18	01/09/19	1,394,000	1,396,800
RBC (Barbados) Trading Bank Corporation	3.33%	12/13/18	01/11/19	806,000	807,418
RBC (Barbados) Trading Bank Corporation	3.33%	12/13/18	01/11/19	3,588,000	3,594,310
RBC (Barbados) Trading Bank Corporation	3.33%	12/07/18	01/08/19	18,538,000	18,580,911
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	1,069,000	1,070,201

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	$1,182,000	$1,183,328
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	1,801,000	1,803,023
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	817,000	817,918
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	1,749,000	1,750,965
RBC (Barbados) Trading Bank Corporation	3.37%	12/20/18	01/24/19	2,285,000	2,287,567
RBC (Barbados) Trading Bank Corporation	3.42%	12/20/18	01/24/19	28,227,000	28,259,180
RBC (Barbados) Trading Bank Corporation	3.42%	12/20/18	01/24/19	2,202,000	2,204,510
RBC (Barbados) Trading Bank Corporation	3.43%	12/21/18	01/29/19	1,001,000	1,002,049
RBC (Barbados) Trading Bank Corporation	3.43%	12/21/18	01/29/19	13,869,000	13,883,533
RBC (Barbados) Trading Bank Corporation	3.43%	12/21/18	01/29/19	8,845,000	8,854,268
RBC (Barbados) Trading Bank Corporation	3.64%	12/10/18	01/09/19	927,000	929,060
RBC (Barbados) Trading Bank Corporation	3.64%	12/10/18	01/09/19	1,235,000	1,237,745
RBC (Barbados) Trading Bank Corporation	3.66%	12/17/18	01/16/19	9,290,000	9,304,148
RBC (Barbados) Trading Bank Corporation	3.73%	12/21/18	01/29/19	1,932,000	1,934,202
Royal Bank of Canada	3.26%	11/02/18	02/04/19	2,877,000	2,892,625
Royal Bank of Canada	3.66%	11/02/18	02/04/19	1,886,000	1,897,500
Royal Bank of Canada	3.66%	11/02/18	02/04/19	8,620,000	8,672,560
Royal Bank of Canada	3.66%	11/02/18	02/04/19	2,353,000	2,367,347
Royal Bank of Canada	3.67%	11/13/18	02/13/19	6,002,000	6,031,966
Royal Bank of Canada	3.69%	10/16/18	01/09/19	5,459,000	5,502,044
Royal Bank of Canada	3.74%	12/04/18	03/04/19	6,024,000	6,041,505
Royal Bank of Canada	3.77%	11/13/18	02/13/19	9,533,000	9,581,893
Royal Bank of Canada	3.89%	12/04/18	03/04/19	2,844,000	2,852,596
Royal Bank of Canada	3.89%	12/04/18	03/04/19	2,275,000	2,281,876
Royal Bank of Canada	3.89%	12/04/18	03/04/19	1,858,000	1,863,616
Royal Bank of Canada	3.89%	12/04/18	03/04/19	2,225,000	2,231,725
Royal Bank of Canada	3.95%	12/19/18	03/04/19	2,973,000	2,977,245
Royal Bank of Canada	3.99%	12/04/18	03/04/19	2,929,000	2,938,081

Total Reverse Repurchase Agreements Outstanding				$597,903,762	$599,044,842

Futures Contracts Outstanding at December 31, 2018

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Long Futures
90 Day Eurodollar	1	CME	241,965 USD	06/19/23	$1,410
90 Day Eurodollar	209	CME	50,641,367 USD	12/16/19	224,008
90 Day Eurodollar	2	CME	485,005 USD	09/18/23	1,595
Aluminum	60	LME	2,942,893 USD	02/20/19	(188,518)
Aluminum	107	LME	5,446,308 USD	01/16/19	(570,452)
Aluminum	156	LME	7,656,369 USD	03/20/19	(449,169)
Amsterdam Index	81	Euronext	8,024,844 EUR	01/18/19	(141,821)
Australian 10-Year Bond	555	SFE	72,737,945 AUD	03/15/19	631,561
Australian dollar Currency	1,306	CME	93,645,918 USD	03/18/19	(1,546,798)
BIST 30	324	ISE	3,902,236 TRY	02/28/19	(14,781)
Brent Crude	309	ICE	19,616,044 USD	01/31/19	(2,991,844)
British Pound Currency	4,314	CME	340,400,281 USD	03/18/19	4,450,094
CAC40 Index	347	Euronext	16,553,424 EUR	01/18/19	(166,740)
Canadian 10-Year Bond	952	CDE	126,124,767 CAD	03/20/19	2,988,773
Cattle Feeder	76	CME	5,518,032 USD	04/18/19	77,468
CBOE Volatility Index	10	CFE	255,134 USD	01/16/19	(13,384)
Cocoa	64	NYBOT	1,550,436 USD	05/15/19	16,924
Copper	73	COMEX	5,038,409 USD	03/27/19	(236,834)
Copper	132	LME	20,272,097 USD	02/20/19	(578,522)
Copper	87	LME	13,461,102 USD	01/16/19	(497,015)
Copper	39	LME	5,891,733 USD	03/20/19	(71,227)
Corn	317	CBOT	6,157,272 USD	05/14/19	(86,722)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Crude Palm Oil	237	MYX	12,648,001 MYR	03/15/19	$(19,619)
DAX Index	196	Eurex	52,730,223 EUR	03/15/19	(1,121,543)
E-mini Russell 2000	179	CME	12,440,298 USD	03/15/19	(366,748)
Euro FX Currency	583	CME	83,459,463 USD	03/18/19	510,756
Euro Stoxx 50	602	Eurex	18,062,647 EUR	03/15/19	(182,366)
Euro-Bund	4,995	Eurex	811,421,062 EUR	03/07/19	6,257,212
Euro-Oat	569	Eurex	85,857,899 EUR	03/07/19	(60,380)
FTSE 100 Index	856	ICE	57,274,955 GBP	03/15/19	(349,132)
FTSE/MIB Index	66	IDEM	6,220,633 EUR	03/15/19	(243,647)
Gasoline RBOB	150	NYMEX	8,933,884 USD	01/31/19	(730,654)
Gasoline RBOB	18	NYMEX	979,103 USD	02/28/19	12,769
Gold 100 Oz	214	COMEX	26,171,184 USD	02/26/19	1,248,636
Hang Seng China Enterprises Index	121	HKFE	60,931,066 HKD	01/30/19	23,758
Japan 10-Year Bond	19	OSE	2,892,061,263 JPY	03/13/19	46,154
Japanese Yen Currency	1,117	CME	124,528,001 USD	03/18/19	3,522,086
KOSPI 200 Index	109	LME	7,149,136,008 KRW	03/14/19	(8,636)
Lead	334	LME	16,405,690 USD	02/20/19	478,010
Lead	490	LME	24,443,610 USD	01/16/19	252,391
Lead	301	LME	14,730,544 USD	03/20/19	485,006
Live Cattle	42	CME	2,061,171 USD	04/30/19	59,829
Long Gilt	1,552	ICE	190,540,901 GBP	03/27/19	788,899
Low Sulphur Gasoil	152	ICE	8,390,572 USD	03/12/19	(611,972)
MSCI Singapore Index	203	SGX	6,914,823 SGD	01/30/19	15,912
MSCI Taiwan Index	248	SGX	8,759,663 USD	01/29/19	153,457
Nasdaq 100 E-Mini	15	CME	1,882,662 USD	03/15/19	17,313
Natural Gas	321	NYMEX	11,703,563 USD	01/29/19	(2,266,163)
Natural Gas	697	NYMEX	18,853,522 USD	08/28/19	139,728
Natural Gas	314	NYMEX	9,517,946 USD	12/27/19	99,874
Natural Gas	449	NYMEX	16,949,113 USD	02/26/19	(4,148,123)
New Zealand Dollar Currency	1,706	CME	116,811,674 USD	03/18/19	(2,168,474)
Nickel	145	LME	9,881,816 USD	02/18/19	(612,401)
Nickel	116	LME	8,715,125 USD	01/16/19	(1,321,865)
Nickel	196	LME	13,015,887 USD	03/20/19	(454,443)
Norwegian Krone Currency	569	CME	133,441,938 USD	03/18/19	(1,479,458)
NY Harbor ULSD	181	NYMEX	14,036,827 USD	01/31/19	(1,270,028)
OMXS30 Index	376	Nasdaq OMX	54,506,874 SEK	01/18/19	(175,638)
Platinum	88	NYMEX	3,505,156 USD	04/26/19	17,484
Platinum	73	NYMEX	2,930,307 USD	07/29/19	10,133
S&P/TSX 60 Index	36	CDE	6,204,225 CAD	03/14/19	(23,195)
Silver	121	COMEX	8,660,112 USD	03/27/19	741,588
Silver	51	COMEX	3,682,133 USD	05/29/19	302,497
Soyabean	230	CBOT	10,718,986 USD	05/14/19	(279,861)
SPI 200	935	SFE	129,457,804 AUD	03/21/19	373,708
Sugar 11	591	ICE	8,305,879 USD	04/30/19	(296,647)
Swiss Market Index	237	Eurex	20,024,578 CHF	03/15/19	(335,617)
TOPIX Index	442	OSE	6,952,788,180 JPY	03/07/19	(3,207,136)
U.S. Treasury 10-Year Note	3,302	CBOT	397,071,723 USD	03/20/19	5,823,870
U.S. Treasury 2-Year Note	2,844	CBOT	600,127,229 USD	03/29/19	3,689,521
U.S. Treasury Long Bond	28	CBOT	3,900,366 USD	03/20/19	187,634
Wheat	114	CBOT	2,946,736 USD	05/14/19	(36,886)
WTI Crude	708	NYMEX	33,784,429 USD	01/22/19	(1,634,149)
WTI Crude	89	NYMEX	4,577,609 USD	02/20/19	(508,529)
Zinc	226	LME	14,558,303 USD	02/20/19	(571,728)
Zinc	228	LME	14,355,711 USD	01/16/19	(205,461)
Zinc	65	LME	4,088,747 USD	03/20/19	(74,185)

					$1,331,547

Short Futures
3 Month Euribor	1	ICE	250,324 EUR	03/18/19	$(474)
90 Day Eurodollar	16	CME	3,892,433 USD	12/16/19	(1,567)
90 Day Eurodollar	28	CME	6,815,952 USD	09/16/19	2,152

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Eurodollar	6	CME	1,454,184 USD	09/19/22	$(7,491)
90 Day Eurodollar	6	CME	1,454,279 USD	06/13/22	(7,696)
90 Day Eurodollar	4	CME	969,990 USD	12/19/22	(4,110)
90 Day Eurodollar	6	CME	1,454,293 USD	03/14/22	(7,982)
90 Day Eurodollar	18	CME	4,391,084 USD	03/16/20	6,059
90 Day Eurodollar	11	CME	2,676,409 USD	06/15/20	(4,979)
90 Day Eurodollar	43	CME	10,454,131 USD	03/18/19	(4,544)
90 Day Eurodollar	35	CME	8,510,110 USD	06/17/19	(4,952)
90 Day Eurodollar	14	CME	3,402,663 USD	03/15/21	(11,937)
90 Day Eurodollar	224	CME	54,325,201 USD	09/14/20	(299,999)
90 Day Eurodollar	20	CME	4,854,431 USD	12/14/20	(22,069)
90 Day Eurodollar	12	CME	2,913,156 USD	06/14/21	(13,644)
90 Day Eurodollar	8	CME	1,939,174 USD	12/13/21	(10,926)
90 Day Eurodollar	11	CME	2,669,696 USD	09/13/21	(12,929)
90 Day Eurodollar	7	CME	1,696,082 USD	12/18/23	(6,318)
90 Day Eurodollar	4	CME	969,915 USD	03/13/23	(3,936)
90 Day Sterling	3	ICE	371,560 GBP	03/20/19	109
90 Day Sterling	3	ICE	371,348 GBP	06/19/19	172
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	133
90 Day Sterling	4	ICE	494,547 GBP	12/18/19	124
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	69
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	61
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	69
Aluminum	60	LME	2,887,157 USD	02/20/19	132,782
Aluminum	107	LME	5,318,967 USD	01/16/19	443,110
Australian 10-Year Bond	3,249	SFE	426,015,133 AUD	03/15/19	(3,554,017)
Australian dollar Currency	342	CME	24,079,564 USD	03/18/19	(38,276)
Brent Crule Oil	48	ICE	2,649,149 USD	02/28/19	56,189
British Pound Currency	379	CME	30,444,570 USD	03/18/19	148,257
CAC40 Index	12	Euronext	570,728 EUR	01/18/19	3,790
Canadian 10-Year Bond	2,525	CDE	335,277,979 CAD	03/20/19	(7,373,477)
Canadian Dollar Currency	2,754	CME	205,510,946 USD	03/19/19	3,064,406
Coffee	243	ICE	10,850,365 USD	05/20/19	1,286,796
Copper	132	LME	20,310,040 USD	02/20/19	616,465
Copper	87	LME	13,239,573 USD	01/16/19	275,485
Copper	13	LME	1,993,147 USD	03/20/19	52,979
Cotton No. 2	308	ICE	12,154,882 USD	05/08/19	835,882
DAX Index	30	Eurex	8,087,810 EUR	03/15/19	190,980
Euro BUXL 30-Year Bond	22	Eurex	3,884,733 EUR	03/07/19	(101,866)
Euro FX Currency	851	CME	122,241,279 USD	03/18/19	(329,315)
Euro Stoxx 50	8,699	Eurex	264,798,702 EUR	03/15/19	6,978,122
Euro-BOBL	198	Eurex	26,161,554 EUR	03/07/19	(88,688)
Euro-BTP	16	Eurex	1,975,386 EUR	03/07/19	(79,897)
Euro-Bund	55	Eurex	8,923,748 EUR	03/07/19	(81,293)
Euro-Oat	46	Eurex	6,937,317 EUR	03/07/19	592
FTSE 100 Index	247	ICE	16,461,635 GBP	03/15/19	17,724
Gold 100 Oz	370	COMEX	46,061,655 USD	04/26/19	(1,583,245)
Hang Seng Index	410	HKFE	524,342,531 HKD	01/30/19	(723,385)
Japanese Yen Currency	106	CME	11,900,884 USD	03/18/19	(250,691)
KC HRW Wheat	120	CBOT	3,155,728 USD	05/14/19	151,228
Lead	334	LME	16,357,247 USD	02/20/19	(526,453)
Lead	490	LME	23,878,191 USD	01/16/19	(817,810)
Lead	318	LME	15,620,225 USD	03/20/19	(454,675)
Lean Hogs	531	CME	15,172,484 USD	04/12/19	925,754
Mexican Peso Currency	126	CME	3,050,577 USD	03/18/19	(115,803)
Natural Gas	1,011	NYMEX	29,664,134 USD	03/27/19	2,539,004
Nickel	145	LME	9,454,891 USD	02/18/19	185,476
Nickel	116	LME	7,968,202 USD	01/16/19	574,942
Nickel	116	LME	7,619,530 USD	03/20/19	185,206
Nikkei 225	12	SGX	126,968,676 JPY	03/07/19	67,138
NY Harbor ULSD	49	NYMEX	3,781,412 USD	02/28/19	344,758
OMXS30 Index	1,140	Nasdaq OMX	158,665,629 SEK	01/18/19	(211,540)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Palladium	27	NYMEX	3,095,139 USD	06/26/19	$(95,721)
S&P 500	137	CME	89,166,108 USD	03/14/19	3,363,008
S&P 500 E-mini	2,100	CME	272,711,734 USD	03/15/19	9,665,734
S&P/TSX 60 Index	407	CDE	71,156,613 CAD	03/14/19	1,005,269
Soyabean Oil	1,220	CBOT	21,401,059 USD	05/14/19	817,219
Swedish Krona Currency	304	CME	67,747,034 USD	03/18/19	(1,121,126)
Swiss Franc Currency	2,918	CME	371,116,372 USD	03/18/19	(2,533,528)
Swiss Market Index	219	Eurex	18,587,796 CHF	03/15/19	395,662
TOPIX Index	291	OSE	4,564,120,286 JPY	03/07/19	1,989,282
U.S. Treasury 10-Year Note	1,360	CBOT	162,052,945 USD	03/20/19	(3,888,305)
U.S. Treasury Long Bond	24	CBOT	3,342,877 USD	03/20/19	(161,123)
Zinc	226	LME	14,155,622 USD	02/20/19	169,047
Zinc	228	LME	14,919,802 USD	01/16/19	769,552
Zinc	222	LME	14,231,551 USD	03/20/19	520,276

					$13,225,275

Total Futures Contracts Outstanding					$14,556,822

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2018

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	54,029,667	USD	13,993,335	JPMorgan Chase Bank, N.A.	02/04/19	$(76,592)
BRL	54,029,667	USD	13,943,860	JPMorgan Chase Bank, N.A.	01/03/19	(3,418)
BRL	54,029,667	USD	13,957,187	Barclays Bank plc	01/03/19	(16,746)
CHF	8,107,750	USD	8,251,809	Morgan Stanley & Co. LLC	03/20/19	56,201
CNH	40,592,029	USD	5,891,779	Barclays Bank plc	03/20/19	19,205
CNH	33,980,318	USD	4,933,836	JPMorgan Chase Bank, N.A.	03/20/19	14,354
COP	39,677,139,570	USD	12,537,409	Morgan Stanley & Co. International PLC	03/20/19	(360,003)
CZK	228,054,577	USD	10,094,037	State Street Bank and Trust Company	03/18/19	86,912
DKK	34,933,184	USD	5,373,057	Morgan Stanley & Co. LLC	03/20/19	24,333
EUR	1,000,000	DKK	7,462,478	State Street Bank and Trust Company	01/25/19	230
EUR	1,000,000	HKD	8,881,487	State Street Bank and Trust Company	01/25/19	12,840
EUR	18,000,000	JPY	2,309,763,420	State Street Bank and Trust Company	01/25/19	(443,907)
EUR	9,727,800	USD	11,122,486	State Street Bank and Trust Company	01/07/19	25,836
EUR	1,257,554	USD	1,442,538	Morgan Stanley & Co. LLC	03/20/19	7,604
GBP	390,000	HKD	3,866,037	State Street Bank and Trust Company	01/25/19	3,569
GBP	970,000	JPY	135,903,315	State Street Bank and Trust Company	01/25/19	(4,108)
GBP	352,291	USD	447,480	Morgan Stanley & Co. LLC	03/20/19	3,223
JPY	131,322,400	USD	1,188,924	Morgan Stanley & Co. LLC	03/20/19	16,200
NOK	191,000,000	USD	22,658,789	State Street Bank and Trust Company	03/18/19	(491,961)
PLN	37,850,000	USD	10,105,460	State Street Bank and Trust Company	03/18/19	26,716
RUB	145,108,134	USD	2,153,579	Barclays Bank plc	03/20/19	(90,021)
SEK	283,850,000	USD	31,908,316	State Street Bank and Trust Company	03/18/19	316,027
THB	329,800,000	USD	10,132,104	State Street Bank and Trust Company	03/18/19	17,826
TRY	30,412,911	EUR	4,689,009	Barclays Bank plc	03/20/19	112,197
TRY	30,456,578	EUR	4,710,994	JPMorgan Chase Bank, N.A.	03/20/19	94,771
ZAR	101,975,315	USD	7,434,771	JPMorgan Chase Bank, N.A.	03/20/19	(411,339)
ZAR	63,766,227	USD	4,635,925	Deutsche Bank AG	03/20/19	(244,100)
ZAR	55,196,609	USD	3,969,808	Bank Of America, N.a.	03/20/19	(168,206)
ZAR	118,943,836	USD	8,547,456	Morgan Stanley & Co. International PLC	03/20/19	(355,337)
USD	14,020,933	BRL	54,029,667	JPMorgan Chase Bank, N.A.	01/03/19	80,492
USD	688,854	CAD	890,000	State Street Bank and Trust Company	01/09/19	36,806
USD	1,093,710	CHF	1,078,358	Morgan Stanley & Co. LLC	03/20/19	(11,283)
USD	3,070,606	CNH	21,105,474	Barclays Bank plc	03/20/19	(2,759)
USD	7,780,395	CNH	53,466,873	Morgan Stanley & Co. International PLC	03/20/19	(5,415)
USD	630,219	DKK	4,109,608	Morgan Stanley & Co. LLC	03/20/19	(4,740)
USD	12,964,661	EUR	11,375,952	Barclays Bank plc	03/20/19	(152,188)
USD	84,421,493	EUR	74,282,000	State Street Bank and Trust Company	01/07/19	(707,682)
USD	72,047,125	EUR	62,660,571	State Street Bank and Trust Company	03/18/19	(190,010)
USD	166,417	EUR	145,213	Morgan Stanley & Co. LLC	03/20/19	(1,035)
USD	3,586,263	EUR	3,121,000	State Street Bank and Trust Company	03/28/19	(15,279)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,273,315	GBP	32,135,942	State Street Bank and Trust Company	03/18/19	$165,947
USD	186,315	GBP	146,909	Morgan Stanley & Co. LLC	03/20/19	(1,632)
USD	4,430,722	HKD	34,549,000	State Street Bank and Trust Company	03/18/19	8,354
USD	9,972,299	HUF	2,808,000,000	State Street Bank and Trust Company	03/18/19	(101,518)
USD	4,765,048	INR	335,983,506	Barclays Bank plc	03/20/19	(27,277)
USD	5,104,242	INR	364,271,860	Deutsche Bank AG	03/20/19	(91,576)
USD	26,939,897	JPY	3,000,000,000	State Street Bank and Trust Company	01/22/19	(464,792)
USD	7,289,151	JPY	815,000,000	State Street Bank and Trust Company	03/18/19	(189,136)
USD	12,168,094	JPY	1,365,732,160	Morgan Stanley & Co. LLC	03/20/19	(364,999)
USD	1,012,833	JPY	112,028,894	State Street Bank and Trust Company	01/07/19	(9,281)
USD	181,439	KRW	200,000,000	State Street Bank and Trust Company	03/18/19	1,518
USD	14,099,457	MXN	292,930,323	State Street Bank and Trust Company	03/19/19	(632,875)
USD	120,715	MYR	500,000	State Street Bank and Trust Company	03/18/19	(191)
USD	34,274,333	SEK	304,897,615	State Street Bank and Trust Company	03/18/19	(339,461)
USD	2,068,725	SGD	2,814,500	State Street Bank and Trust Company	03/18/19	(127)
USD	16,316,436	ZAR	225,860,261	Bank Of America, N.a.	03/20/19	760,571
USD	6,513,122	ZAR	89,995,264	Barclays Bank plc	03/20/19	314,803
USD	14,410,341	ZAR	199,352,655	Morgan Stanley & Co. International PLC	03/20/19	680,157
USD	5,278,606	ZAR	75,738,488	Deutsche Bank AG	03/20/19	62,205

Total Forward Foreign Currency Exchange Contracts Outstanding						$(3,030,097)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Allstate Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	$(74,559)	$(102,316)	$27,757
Altria Group, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(107,286)	(390,095)	282,809
Apache Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,750,000 USD	43,603	(14,116)	57,719
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,800,000 USD	1,207,768	565,222	642,546
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	10,400,000 USD	1,064,473	744,831	319,642
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	5,600,000 USD	573,178	233,102	340,076
Bristol Myers Squibb Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000 USD	(80,731)	(93,303)	12,572
Cardinal Health, Inc	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,725,000 USD	54,985	(34,127)	89,112
CBS Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	5,525,000 USD	(39,138)	(54,614)	15,476
Comcast Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(217,594)	(362,490)	144,896
Duke Energy Carolinas LLC	(1.00)%	3M	6/20/2023	Goldman Sachs International	8,650,000 USD	(249,397)	(279,977)	30,580
Duke Energy Carolinas LLC	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000 USD	(85,143)	(96,170)	11,027
Dxc Technology, Co.	(5.00)%	3M	12/20/2023	Goldman Sachs International	10,000,000 USD	(1,596,479)	(1,597,701)	1,222
Ford Motor Co.	(5.00)%	3M	12/20/2023	Goldman Sachs International	1,625,000 USD	(167,936)	(248,212)	80,276
General Electric Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,800,000 USD	615,062	(91,459)	706,521
General Electric Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	10,000,000 USD	454,816	508,178	(53,362)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Halliburton Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,150,000 USD	$(10,363)	$(71,247)	$60,884
IBM Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,200,000 USD	(61,500)	(187,439)	125,939
International Paper Co	(1.00)%	3M	12/20/2023	Goldman Sachs International	20,000,000 USD	(40,779)	(174,029)	133,250
Johnson & Johnson	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(462,364)	(610,682)	148,318
Kinder Morgan, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,575,000 USD	(64)	(16,211)	16,147
Loews Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(57,197)	(103,779)	46,582
McKesson Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,600,000 USD	(34,381)	(94,776)	60,395
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,800,000 USD	286,644	192,141	94,503
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	68,302	47,827	20,475
Newmont Mining Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,325,000 USD	(103,633)	(40,551)	(63,082)
Newmont Mining Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	3,150,000 USD	(43,367)	(13,358)	(30,009)
PETROLEOS MEXICANOS	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	1,565,000 USD	149,680	119,502	30,178
PETROLEOS MEXICANOS	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	2,400,000 USD	229,542	230,513	(971)
Petroleos Mexicanos	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	835,000 USD	68,035	51,917	16,118
Procter & Gamble Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000 USD	(465,224)	(479,827)	14,603
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	174,001	(13,702)	187,703
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	174,001	(38,091)	212,092
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	174,001	(31,068)	205,069
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000 USD	174,000	(38,091)	212,091
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	900,000 USD	92,118	(9,081)	101,199
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,500,000 USD	358,236	(41,018)	399,254
Republic of Korea	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	8,195,477 USD	(179,964)	(237,533)	57,569
Republic of Korea	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,584,690 USD	(147,263)	(132,544)	(14,719)
Republic of South Africa	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	11,030,000 USD	235,281	519,200	(283,919)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000 USD	$171,943	$321,382	$(149,439)
Republic of South Africa	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,580,000 USD	196,388	157,663	38,725
Republic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000 USD	231,847	87,706	144,141
Republic of Turkey	(1.00)%	3M	12/20/2021	Credit Suisse Securities (USA) LLC	1,713,000 USD	99,750	104,759	(5,009)
Republic of Turkey	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	1,521,000 USD	106,427	81,500	24,927
Republic of Turkey	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	2,241,000 USD	215,967	326,932	(110,965)
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000 USD	125,344	333,473	(208,129)
Republic of Turkey	(1.00)%	3M	12/20/2020	Credit Suisse Securities (USA) LLC	7,217,000 USD	253,548	508,322	(254,774)
Republic of Turkey	(1.00)%	3M	6/20/2021	Credit Suisse Securities (USA) LLC	4,143,000 USD	192,032	271,473	(79,441)
UNITED MEXICAN STATES	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	4,739,000 USD	117,957	94,671	23,286
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,374,000 USD	203,447	21,587	181,860
Whirlpool Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	13,425,000 USD	424,147	253,051	171,096
Whirlpool Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,625,000 USD	255,674	(14,291)	269,965
Xerox Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,675,000 USD	1,124,247	620,587	503,660
XEROX CORPORATION	(1.00)%	3M	12/20/2023	Goldman Sachs International	5,000,000 USD	552,886	245,849	307,037
XLIT Ltd.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000 USD	(89,609)	(109,645)	20,036

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$6,155,359	$819,845	$5,335,514

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
21st Century Fox America	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,800,000 USD	$405,320	$477,567	$(72,247)
21st Century Fox America	1.00%	3M	12/20/23	Goldman Sachs International	BBB+	9,525,000 USD	242,370	271,990	(29,620)
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000 USD	(286,963)	122,253	(409,216)
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000 USD	(68,378)	29,357	(97,735)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000 USD	$2,104,257	$2,771,276	$(667,019)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000 USD	501,405	661,849	(160,444)
Avnet, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	1,325,000 USD	(1,679)	13,974	(15,653)
Best Buy Co., Inc.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	15,850,000 USD	2,539,005	3,023,830	(484,825)
Best Buy Co., Inc.	5.00%	3M	12/20/23	Goldman Sachs International	BBB	1,275,000 USD	213,842	254,560	(40,718)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A	12,700,000 USD	206,036	386,600	(180,564)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A	3,050,000 USD	49,481	91,056	(41,575)
Devon Energy Corporation	1.00%	3M	06/20/23	Goldman Sachs International	BBB	4,875,000 USD	(172,209)	85,389	(257,598)
Domtar Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	14,150,000 USD	(68,698)	154,142	(222,840)
General Motors Co.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	8,656,000 USD	1,127,933	1,471,326	(343,393)
Hess Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	10,000,000 USD	(517,841)	(68,291)	(449,550)
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,750,000 USD	(467,566)	23,189	(490,755)
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	(111,849)	2,774	(114,623)
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,700,000 USD	(311,415)	(86,272)	(225,143)
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000 USD	(74,789)	(19,980)	(54,809)
Kohl’s Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	1,300,000 USD	(49,649)	(11,201)	(38,448)
Kroger Co.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,725,000 USD	91,111	165,564	(74,453)
Macy’s, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	10,250,000 USD	(377,620)	(263,915)	(113,705)
Macys Retail Hldgs, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	1,750,000 USD	(95,265)	(57,453)	(37,812)
Motorola Solutions, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	6,675,000 USD	15,826	112,851	(97,025)
Nordstrom, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,750,000 USD	(430,763)	(480,267)	49,504
Nordstrom, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB+	1,300,000 USD	(53,749)	(13,001)	(40,748)
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	3,340,000 USD	12,425	(51,836)	64,261
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	830,000 USD	3,088	(15,107)	18,195
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	7,830,000 USD	29,129	(200,447)	229,576
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	6,260,000 USD	23,288	(168,121)	191,409
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BBB-	1,814,000 USD	(10,864)	(67,363)	56,499
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BBB-	6,551,141 USD	(5,116)	(750,762)	745,646

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BBB-	6,915,000 USD	$(22,674)	$(506,582)	$483,908
Valero Energy Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB	10,000,000 USD	(78,658)	236,814	(315,472)
Valero Energy Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,700,000 USD	(17,416)	405,532	(422,948)
Viacom, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	20,000,000 USD	(381,577)	55,660	(437,237)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$3,959,778	$8,056,955	$(4,097,177)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.30	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	8,491,000 USD	$399,895	$377,850	$22,045

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$399,895	$377,850	$22,045

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$(331,959)	$(4,922,898)	$4,590,939
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,460,000 USD	(245,121)	(1,052,838)	807,717
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500 USD	(1,823,042)	(4,165,597)	2,342,555
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	413,750,000 USD	(15,232,206)	(10,840,225)	(4,391,981)
CDX.EM.30	1.00%	3M	12/20/23	Credit Suisse Securities (USA) LLC	NR	1,320,000 USD	(62,167)	(65,076)	2,909
CDX.EM.30	1.00%	3M	12/20/23	Credit Suisse Securities (USA) LLC	NR	2,140,000 USD	(100,786)	(98,868)	(1,918)
CDX.EM.30	1.00%	3M	12/20/23	Credit Suisse Securities (USA) LLC	NR	2,140,000 USD	(100,786)	(99,296)	(1,490)
CDX.EM.30	1.00%	3M	12/20/23	Credit Suisse Securities (USA) LLC	NR	2,891,000 USD	(136,155)	(141,659)	5,504
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	27,600,000 USD	955,871	249,440	706,431
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,040,000 USD	1,663,428	1,275,352	388,076
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	51,940,000 USD	1,864,334	3,464,663	(1,600,329)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	101,970,000 USD	$3,834,786	$7,618,522	$(3,783,736)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	150,165,750 USD	4,612,088	9,677,599	(5,065,511)
CDX.NA.HY.31	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	38,000,000 USD	771,432	1,725,200	(953,768)
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	121,359,180 EUR	8,211,065	14,652,353	(6,441,288)
iTraxx Europe Crossover Series 30	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	29,599,800 EUR	2,145,131	2,584,832	(439,701)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$6,025,913	$19,861,504	$(13,835,591)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000 USD	$256,381	$520,876	$(264,495)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000 USD	8,546	17,362	(8,816)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$264,927	$538,238	$(273,311)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	JPMorgan Chase Bank, N.A.	72,173,451 USD	$(441,087)	$1,323,146	$(1,764,233)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	44,657,633 USD	(272,925)	(336,158)	63,233
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	23,898,023 USD	(46,531)	(124,746)	78,215
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	JPMorgan Chase Bank, N.A.	59,801,014 USD	(116,436)	2,371,495	(2,487,931)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Deutsche Bank AG	948,891 USD	(1,847)	48,904	(50,751)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831 USD	(30,553)	(50,377)	19,824
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	30,353,610 USD	(59,100)	(216,024)	156,924

Total OTC Credit Default Swaps on Index (Buy Protection)						$(968,479)	$3,016,240	$(3,984,719)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2018

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.7	2.00%	1M	01/17/47	Goldman Sachs International	A	2,557,521 USD	$(53,959)	$(15,911)	$(38,048)
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737 USD	(209,099)	(78,706)	(130,393)
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000 USD	(233,319)	(844,810)	611,491
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(104,560)	(188,750)	84,190
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	20,977,821 USD	(783,373)	(503,585)	(279,788)
CMBX.NA.A.8	2.00%	1M	10/17/57	Deutsche Bank AG	A	6,748,418 USD	(252,006)	(201,564)	(50,442)
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	13,357,409 USD	(498,805)	(288,847)	(209,958)
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,099,078 USD	(489,158)	(189,739)	(299,419)
CMBX.NA.A.9	2.00%	1M	09/17/58	J.P. Morgan Securities LLC	A	2,557,521 USD	(103,779)	(37,661)	(66,118)
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(202,891)	(417,706)	214,815
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000 USD	(324,625)	(428,804)	104,179
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000 USD	(243,469)	(184,803)	(58,666)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	(96,373)	(72,637)	(23,736)
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000 USD	(96,373)	(78,172)	(18,201)
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	10,928,967 USD	(443,477)	(178,384)	(265,093)
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884 USD	(402,327)	(109,377)	(292,950)
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164 USD	(114,843)	(25,976)	(88,867)
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	34,698	(344,782)	379,480
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	(23,048)	2,275	(25,323)
CMBX.NA.AA.9	1.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	(23,048)	(5,099)	(17,949)
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000 USD	(55,316)	(41,868)	(13,448)
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	11,000,000 USD	(120,717)	(312,871)	192,154
CMBX.NA.AAA.10	0.50%	1M	11/17/59	Credit Suisse International	AAA	6,000,000 USD	(65,846)	(171,018)	105,172

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.11	0.50%	1M	11/18/54	Credit Suisse International	AAA	30,000,000 USD	$(588,544)	$(376,446)	$(212,098)
CMBX.NA.AAA.11	0.50%	1M	11/18/54	JPMorgan Chase Bank, N.A.	AAA	30,000,000 USD	(588,544)	(350,779)	(237,765)
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	26,675	(738,194)	764,869
CMBX.NA.AAA.9	0.50%	1M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	(39,336)	(699,173)	659,837
CMBX.NA.AJ.4	0.96%	1M	02/17/51	JPMorgan Chase Bank, N.A.	A	3,815,874 USD	(1,036,646)	(533,048)	(503,598)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	A	393,589 USD	(106,925)	(77,221)	(29,704)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	A	6,061,459 USD	(1,646,696)	(826,430)	(820,266)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	A	8,911,822 USD	(2,421,045)	(1,215,594)	(1,205,451)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	A	6,324,972 USD	(1,718,284)	(1,450,998)	(267,286)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	18,347,000 USD	(2,110,556)	(1,871,521)	(239,035)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	20,629,000 USD	(2,373,067)	(2,097,325)	(275,742)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	17,920,000 USD	(2,061,436)	(1,609,059)	(452,377)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	5,000,000 USD	(629,796)	(458,098)	(171,698)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	10,000,000 USD	(1,259,591)	(842,387)	(417,204)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	15,000,000 USD	(1,889,387)	(1,216,139)	(673,248)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	10,000,000 USD	(1,259,592)	(807,589)	(452,003)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	12,834,000 USD	(1,616,560)	(1,028,771)	(587,789)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse International	BBB-	21,604,000 USD	(2,721,221)	(1,604,782)	(1,116,439)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	15,942,000 USD	(2,008,041)	(1,254,602)	(753,439)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	37,810,000 USD	(4,762,515)	(3,074,342)	(1,688,173)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	7,500,000 USD	(944,694)	(620,026)	(324,668)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	15,000,000 USD	(1,889,387)	(1,111,728)	(777,659)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	13,006,000 USD	(1,504,632)	(1,532,753)	28,121
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	BBB-	1,733,000 USD	(200,486)	(264,648)	64,162

Total OTC Credit Default Swaps on Index (Sell Protection)							$(40,256,019)	$(30,380,448)	$(9,875,571)

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

OTC Total Return Swaps Outstanding at December 31, 2018

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
1st Source Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	325,414 USD	$9,005
3M Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	180,677 USD	3,385
A. Schulman, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	— USD	—
A10 Networks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	140,308 USD	10,644
AAK AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	3,242,601 SEK	(8,390)
AAON INC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	83,165 USD	4,871
AAR Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,849 USD	6,513
Aaron’s, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	113,557 USD	3,594
Abbott Laboratories	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	944,404 USD	71,037
AbbVie, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,249,606 USD	103,467
Abercrombie & Fitch Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	39,265 USD	6,990
ABM Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,174 USD	10,716
Acacia Research Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	144,107 USD	3,132
Acadia Healthcare Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	409,913 USD	7,618
Acadia Realty Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	85,406 USD	(1,414)
Accenture PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,864 USD	10,771
Access National Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	212,840 USD	4,171
Acciona Sa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	222,583 EUR	(6,261)
ACCO Brands Corp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	154,151 USD	5,592
Accuray, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	88,730 USD	523
ACI Worldwide, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	258,838 USD	12,079
Aclaris Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	22,510 USD	1,322
Acorda Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	68,462 USD	9,749
Actuant Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,629 USD	162
Acushnet Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	836,823 USD	(9,615)
Addus Homecare Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	642,643 USD	42,063
Adidas AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	170,894 EUR	(2,491)
Adient Plc	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	123,866 USD	(7,000)
Admiral Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	341,863 GBP	15,428
ADP LLC	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	588,948 EUR	13,729
ADP LLC	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,244,000 EUR	75,619
ADT INC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	188,503 USD	(5,372)
Adtalem Global Education, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	284,474 USD	10,992
Adtran, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,044,594 USD	21,845
Advanced Disposal Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	809,646 USD	30,169
Advanced Drainage Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	64,268 USD	1,547
Adverum Biotechnologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	288,963 USD	28,192
Aegion Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	152,484 USD	8,171
AES Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	439,482 USD	304
AG Mortgage Investment Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	925,164 USD	(4,602)
Agilysys, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	291,250 USD	7,337
AGNC Investment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,310,059 USD	6,757
Agree Realty Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	410,938 USD	3,434
Agrofresh Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	255,427 USD	16,998
Air Lease Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	439,382 USD	10,686
Air Products & Chemicals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	432,515 USD	13,545
Aircastle Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,583,214 USD	100,599
Aker ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	1,874,444 NOK	4,796

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Aker BP ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	1,196,820 NOK	$—
Akzo Nobel	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	7,101,050 EUR	181,956
Akzo Nobel	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	5,046,130 EUR	129,301
Alamo Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	260,657 USD	3,623
Alaska Air Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,286 USD	3,762
Albany International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	476,207 USD	15,679
Alfa Laval AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,351,356 SEK	930
Alleghany Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	181,287 USD	1,969
Allegheny Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	257,109 USD	(1,638)
Allegiance Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	203,649 USD	13,262
Allegiant Travel Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	80,092 USD	(618)
Allergan PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,656,002 USD	27,713
Allete, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	803,496 USD	(13,780)
Alliant Energy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	715,491 USD	(19,760)
Allied Motion Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	183,317 USD	5,275
Allison Transmission Holding	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	182,928 USD	7,729
Allscripts Healthcare Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	139,557 USD	5,853
Ally Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	33,485 USD	1,094
Almirall SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	358,557 EUR	(920)
Alpha & Omega Semiconductor	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	389,502 USD	17,425
Alstom	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,391,081 EUR	(2,328)
Alstom	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	4,589,000 EUR	(4,468)
Alten Sa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	79,030 EUR	1,327
Altice NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	589,979 EUR	(39,697)
Altria Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	134,965 USD	1,006
Amadeus IT	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	237,804 EUR	4,553
AMAG Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	632,627 USD	19,966
Amber Road, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	277,109 USD	8,802
AMC Entertainment Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	982,141 USD	(4,775)
AMC Networks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	91,350 USD	4,635
Amdocs Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	902,314 USD	10,597
Amedisys, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	275,957 USD	26,187
Amer Natl Bnkshs/Danville Va	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	85,934 USD	(1,258)
Amer Sports Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	459,439 EUR	(1,095)
Ameren Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,019,303 USD	(24,350)
Ameresco, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,949 USD	13,707
America’s Car Mart, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	278,440 USD	3,463
American Assets Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	318,986 USD	(317)
American Campus Communities	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	255,090 USD	(1,783)
American Electric Power	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	770,491 USD	(17,037)
American Express Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	90,955 USD	2,554
American Financial Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,043 USD	2,575
American National Insurance	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	340,557 USD	23,349
American Public Education	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	64,471 USD	1,812
American Renal Associates Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	235,208 USD	(4,370)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
American Software, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	413,077 USD	$49,085
American Tower Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	20,117 USD	290
American Vanguard Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	147,993 USD	7,643
Amerisafe, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	264,364 USD	2,816
AmerisourceBergen Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,003,178 USD	33,660
Amgen, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,164,304 USD	86,450
Amkor Technology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	214,991 USD	12,103
AMN Healthcare Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	188,591 USD	13,062
Amphastar Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	726,385 USD	9,616
Amplifon SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	124,135 EUR	6,677
Analog Devices, Inc.	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	80,768 USD	3,002
Analog Devices, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	214,202 USD	4,064
Andersons, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	847,841 USD	53,313
AngioDynamics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	994,806 USD	46,559
ANI Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	597,088 USD	55,837
Anixter International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	60,215 USD	1,427
Annaly Capital Management, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,132,168 USD	(8,013)
Antares Pharma, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	121,303 USD	1,353
Anthem, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,251,485 USD	52,998
Anworth Mortgage Asset Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,755 USD	(38)
Aon PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	318,115 USD	4,729
Apartment Investment & Management Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	254,868 USD	5,867
Apogee Enterprises, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	153,225 USD	13,278
Apollo Commercial Real Estate Finance, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,800,096 USD	(22,408)
AppFolio, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	157,894 USD	8,574
Apple Hospitality REIT, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	55,455 USD	829
Applied Industrial Technologies, Inc	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	348,202 USD	6,669
Applus Services SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	92,823 EUR	3,750
AptarGroup, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	902,376 USD	5,117
Aratana Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	546,287 USD	46,410
Arbutus Biopharma Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,091 USD	371
Arch Capital Group Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	124,994 USD	5,373
Arch Coal, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	257,727 USD	9,833
Archer Daniels Midland Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	907,038 USD	5,774
Archrock, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	712,482 USD	(17,762)
Arcus Biosciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	72,753 USD	6,912
Ardagh Group SA	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	537,774 USD	27,549
Ardmore Shipping Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	394,992 USD	(844)
Ares Commercial Real Estate Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	726,431 USD	(9,374)
Argan, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	74,606 USD	3,988
Argo Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	550,689 USD	8,697
Arhtur J. Gallagher & Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	434,351 USD	10,576
Armada Hoffler Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	190,638 USD	1,084
Armor Residential REIT, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,077,594 USD	7,410
Armstrong Flooring, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	532,398 USD	(22,828)
Aroundtown SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	261,301 EUR	(8,266)
Aroundtown SA	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	222,750 EUR	(7,046)
Arris International Plc	11/12/20	M	2.76%	Goldman Sachs International	32,435,282 USD	1,199,269
Arrow Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	180,156 USD	597
Ascena Retail Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	216,468 USD	2,002

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ashland Global Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	530,651 USD	$30,359
Ashtead Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	82,525 GBP	2,332
Aspen Technology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	75,158 USD	2,666
ASR Nederland NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	299,353 EUR	(1,776)
Assertio Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	171,585 USD	(471)
Associated Banc-Corp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	59,564 USD	2,023
Associated Capital Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	18,811 USD	(175)
Assurant, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	62,005 USD	782
Assured Guaranty Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,722 USD	4,207
AstraZeneca PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	429,062 GBP	(2,595)
AstraZeneca PLC	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	13,121,464 GBP	(79,358)
Asure Software, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	403,199 USD	37,156
Atlantic Capital Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	122,779 USD	4,269
Atlas Air Worldwide Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	268,571 USD	12,499
ATN Internatinal, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	335,531 USD	517
Atos SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	446,472 EUR	19,155
Atos SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,229,920 EUR	223,589
Atricure, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	558,700 USD	80,411
Atrion Corporation	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	990,612 USD	84,695
Auto Trader Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	201,019 GBP	9,343
Automatic Data Processing, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	521,915 USD	23,937
Avangrid, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,074,053 USD	(20,610)
Avanos Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	332,376 USD	13,403
Avanza Bank Holding AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	3,486,895 SEK	(6,575)
Avaya Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	329,329 USD	2,988
Avery Dennison Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	341,015 USD	10,490
Aveva Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	390,142 GBP	17,441
Avid Technology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	344,115 USD	(17,667)
Avista Corp.	10/07/20	M	2.76%	Goldman Sachs International	12,319,177 USD	(387,608)
Avnet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	868,608 USD	28,838
AVX Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,193,397 USD	48,029
AXA SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,754,895 EUR	33,088
Axcelis Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	19,542 USD	270
AXIS Capital Holdings Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	161,424 USD	2,378
AXT, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	57,952 USD	4,139
AZZ, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	400,606 USD	16,636
B&G Foods, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	358,244 USD	(7,912)
Badger Meter, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	718,269 USD	13,533
Bakkafrost	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	1,802,017 NOK	(13,366)
Balchem Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	493,452 USD	14,805
Ball Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	361,610 USD	19,564
BancFirst Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	530,129 USD	(6,229)
Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	11,658 USD	59
BancorpSouth Bank	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	202,109 USD	7,456
Bank Of Commerce Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	13,005 USD	60
Bank of Hawaii Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	685,645 USD	16,906
Bank of Marin	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	367,462 USD	26,050
BankFinancial	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	163,453 USD	5,422
Bankwell Financial Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	258,637 USD	16,003
Banner Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	455,986 USD	9,932
Barnes & Noble Education, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	321,357 USD	14,525
Barnes & Noble, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	710,019 USD	149,339
Barnes Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	215,165 USD	9,986

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Barrett Business Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	59,766 USD	$1,377
Barry Callebaut AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	109,695 CHF	(1,011)
Basett Furniture Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	229,496 USD	(2,503)
BASF SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,916,807 EUR	(17,612)
BASF SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	430,748 EUR	(2,601)
Baxter International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	398,723 USD	18,510
Bayer AG REG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,038,043 EUR	(16,080)
Bayer AG REG	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,108,562 EUR	(32,663)
Bb&T Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	104,636 USD	2,321
BBX Capital Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	82,620 USD	6,200
Beachtle AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	131,211 EUR	1,567
Becton Dickinson & Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	703,416 USD	36,310
Bed Bath & Beyond, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	357,098 USD	16,847
Bel Fuse, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	107,037 USD	6,946
Belmond Ltd-Class A	12/16/20	M	2.76%	Goldman Sachs International	12,725,861 USD	32,231
Bemis Company	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	919,720 USD	40,370
Bemis Company	11/12/20	M	2.76%	Goldman Sachs International	6,321,919 USD	277,492
Benchmark Electronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	788,449 USD	34,585
Benefitfocus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,429 USD	11,482
Berkshire Hills Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	183,147 USD	1,921
Betsson AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,115,153 SEK	658
Bg Staffing, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	474,639 USD	23,005
BHP Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	300,498 GBP	371
Big 5 Sporting Goods Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,691 USD	36,241
Biglari Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	190,655 USD	(6,883)
Bio Techne Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	211,032 USD	9,666
Biocryst Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	214,223 USD	24,229
BioScrip, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	391,066 USD	(279)
BioSpecifics Technologies Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	630,330 USD	54,753
BioTelemetry, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	94,547 USD	10,261
BJ’s Restaurants, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	136,606 USD	(270)
Black Hills Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	899,786 USD	(2,535)
Black Knight, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	265,965 USD	5,973
Bloomin Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	103,400 USD	3,403
Blue Bird Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	196,717 USD	22,272
BNP Paribas SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	10,300,099 EUR	(7,469)
Boise Cascade Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	59,888 USD	1,024
BOK Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	215,150 USD	2,714
Bonanza Creek Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	247,385 USD	15,372
Booz Allen Hamilton Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,060,959 USD	7,109
Boston Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	80,149 USD	662
Boston Scientific Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,252 USD	3,230
Bottomline Technologies	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	152,696 USD	13,240
BP PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	147,941 GBP	286
Brady Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	982,129 USD	57,303
Brandywine Realty Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	269 USD	2
Bridge Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	71,796 USD	1,998
Briggs & Stratton	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	754,257 USD	25,023
Bright Horizons Family Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	513,082 USD	20,429
Brightcove, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	305,645 USD	2,116
Brightview Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	83,670 USD	3,666
Brinker International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	560,623 USD	(3,924)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bristol Myers Squibb Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,560,462 USD	$67,656
Britvic Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	78,334 GBP	(2,139)
Broadcom, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	204,086 USD	6,712
Broadridge Financial Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	422,497 USD	10,435
Brookdale Senior Living, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	55,261 USD	(2,519)
Brookline Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	271,385 USD	15,573
Brooks Automation, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	57,750 USD	1,809
Brown & Brown, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	427,558 USD	15,497
Bruker Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	96,841 USD	9,974
Bryn Mawr Bank Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	283,103 USD	3,415
BSB Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	131,380 USD	1,372
Bt Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	76,022 GBP	(4,242)
BTG Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	87,249 GBP	201
BTG Plc	11/24/20	M	1.13%	Goldman Sachs International	7,125,647 GBP	16,444
Buckle, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	516,731 USD	46,605
Bunge Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	73,617 USD	825
Bunzl Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	90,246 GBP	439
Byline Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	67,224 USD	2,948
CA Immobilien Anlagen AG	04/24/20	M	0.04%	Credit Suisse Securities (Europe) Limited	261,299 EUR	(2,579)
Cable One, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	574,445 USD	18,487
Cabot Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	161,058 USD	5,206
CACI International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	478,352 USD	7,317
Cal-Maine Foods, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	287,399 USD	2,398
CalAmp Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	143,536 USD	14,184
Calavo Growers, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	264,790 USD	2,973
Caleres, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	74,387 USD	2,173
Calithera Biosciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	219,571 USD	23,655
Calix, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	774,637 USD	100,532
Callaway Golf Company	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,939 USD	3,562
Cambrex Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	26,619 USD	266
Camden National Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	267,479 USD	7,728
Camden Property Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	75,874 USD	2,139
Cantel Medical Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	185,917 USD	6,537
Capital City Bank Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	83,794 USD	528
Capital Senior Living Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,368 USD	2,627
Capitol Federal Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	88,279 USD	1,763
Capstead Mortgage Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	206,444 USD	(3,349)
Cardinal Health, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,131,932 USD	7,887
Cardiovascular Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	205,553 USD	22,937
Career Education Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	263,704 USD	(4,230)
Caretrust Reit, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	273,977 USD	(3,372)
Carl Zeiss Meditec AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	502,645 EUR	(5,429)
Carlisle Cos., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	237,670 USD	7,297
Carnival Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	162,486 USD	7,550
Carolina Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,945 USD	5,016
Carpenter Technology	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	585,254 USD	8,934
Carriage Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	479,557 USD	23,511
Carrols Restaurant Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	410,081 USD	6,348
Cars.com, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	381,396 USD	9,345
Casella Waste Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	360,508 USD	37,897
Casey’s General Stores, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	191,184 USD	5,511

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon	03/26/19	M	3.41%	Credit Suisse Securities (Europe) Limited	3,131,004 EUR	$76,627
Cass Information Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,196,909 USD	43,165
Castellum AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	4,343,429 SEK	(9,560)
Catalent, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	300,017 USD	7,293
Catalyst Biosciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	493,701 USD	53,115
Cathay General Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	461,453 USD	13,164
Cato Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	879,666 USD	48,112
CBIZ, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	994,432 USD	36,095
CDK Global, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	260,953 USD	11,196
CDW Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	174,025 USD	8,419
CECO Environmental Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	347,059 USD	(2,411)
Celanese Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	91,756 USD	3,252
Cellnex Telecom SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	100,859 EUR	727
Centene Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	508,281 USD	12,875
Centerstate Banks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	237,780 USD	9,398
Central Garden & Pet Co	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	101,507 USD	6,424
Central Pacific Financial Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	553,476 USD	9,009
Central Valley Community Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	71,918 USD	5,015
Century Casinos, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	264,098 USD	27,526
Century Communities, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	81,067 USD	(48)
CenturyLink, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	227,498 USD	2,267
Cerner Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	252,775 USD	4,915
Cerus Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	47,340 USD	759
CF Industries Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	54,857 USD	3,316
CGG SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	935,033 EUR	100,341
ChannelAdvisor Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	465,810 USD	62,884
Charah Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	117,086 USD	24,605
Chatham Lodging Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,043 USD	—
Cheesecake Factory, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	364,437 USD	8,749
Chefs’ Warehouse, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	244,068 USD	14,715
Chemed Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	858,036 USD	48,177
Chemical Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	38,136 USD	(25)
Cherry Hill Mortgage Investment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,012,160 USD	(681)
Chesapeake Lodging Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	309,843 USD	(8,658)
Chimera Investment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,565,364 USD	31,361
Chimerix, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	299,774 USD	27,510
Chocoladefabriken Lindt PC	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	382,410 CHF	1,923
Choice Hotels International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,146 USD	18,596
Chr. Hansen A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	1,523,659 DKK	(486)
Christian Dior SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	308,574 EUR	2,238
Church & Dwight Co, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	129,757 USD	1,828
Churchill Downs, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,573 USD	4,198
Chuy’s Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	99,393 USD	(723)
Cia de Distribucion Integral Logista Holdings SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	91,909 EUR	(1,238)
Ciena Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	219,750 USD	15,246
Cigna Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	17,767 USD	845
Cincinnati Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,363 USD	2,039
Cinemark Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	854,495 USD	(16,847)
Cintas Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	423,224 USD	8,174
Cisco Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	789,668 USD	27,926

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,894 USD	$412
CitiTrends, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	348,615 USD	45,850
City Hodling Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	914,498 USD	(19,336)
City Office REIT, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	239,754 USD	(7,038)
Civista Bancshares, Inc	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	99,052 USD	3,901
Civitas Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	256,824 USD	591
Clarus Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	351,699 USD	39,793
Clean Harbors, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,477 USD	5,772
Clear Channel Outdoor Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	281,431 USD	2,405
Clearway Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	724,045 USD	23,413
Clipper Realty, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	125,475 USD	5,512
Clorox Company	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	239,398 USD	(19)
Cme Group, Inc.	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	319,820 USD	9,578
CMS Energy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	626,066 USD	(14,874)
CNA Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	180,933 USD	170
CNB Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	7,892 USD	187
Cnp Assurances	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	85,388 EUR	1,176
CNX Resources Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	156,891 USD	(3,624)
Codexis, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	112,402 USD	5,433
Cogent Communications Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	704,356 USD	22,576
Cognizant Technology Solutions Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	115,974 USD	6,543
Colgate Palmolive Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	109,174 USD	1,653
Coloplast B	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	2,347,652 DKK	(1,896)
Colruyt Sa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	269,849 EUR	1,097
Columbia Banking System, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	136,304 USD	7,114
Columbia Property Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	72,635 USD	2,888
Columbus McKinnon Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	80,851 USD	4,264
Comcast Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	37,187 USD	234
Comfort Systems USA, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	121,424 USD	6,471
Commerce Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	985,000 USD	34,733
Commercial Metals Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	626,874 USD	9,152
Community Bank System, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	770,987 USD	32,096
Community Healthcare Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	379,977 USD	3,923
Community Trust Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	378,531 USD	10,677
Compagnie de Saint Gobain	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,173,801 EUR	26,568
Compagnie de Saint Gobain	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,442,297 EUR	55,280
Compass Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	90,437 GBP	1,093
Compass Minerals International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	554,847 USD	18,766
Computer Programs & Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,021,648 USD	22,888
Comtech Telecommunications Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	976,807 USD	8,501
Conduent, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	372,092 USD	23,047
CONMED Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,228,539 USD	99,052
Consolidated Communications, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	465,197 USD	18,261
Consolidated Edison, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	577,411 USD	1,391

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Consolidated Water Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,510 USD	$4,581
Continental Building Product	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	109,911 USD	1,586
Cooper Cos., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	125,861 USD	9,533
Cooper Tire & Rubber	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	18,738 USD	660
Copa Holdings SA	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	342,018 USD	21,937
Core Mark Holding Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	264,594 USD	(11,564)
CoreLogic, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	363,387 USD	6,138
CorEnergy Infrastructure Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	276,854 USD	(8,674)
Corning, Inc.	03/01/19		0.00%	JPMorgan Chase Bank, N.A.	11,577,600 USD	(271,350)
Corning, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	198,985 USD	9,887
Corporate Office Properties	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	35,921 USD	(654)
Corvel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	844,350 USD	24,853
Corvus Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	203,198 USD	(14,505)
Costamare, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,029,000 USD	(13,883)
Costco Wholesale Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	170,789 USD	8,069
Coty, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	98,406 USD	6,390
Covanta Holding Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,155,590 USD	(19,869)
Covia Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	176,380 USD	(3,345)
CRA International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	749,477 USD	18,040
Cracker Barrel Old Country Store, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	620,489 USD	(6,947)
Craft Brew Alliance, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	256,744 USD	(7,321)
Crane Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	364,267 USD	10,997
Cray, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	185,754 USD	8,362
Credit Acceptance Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	175,238 USD	4,571
Credit Agricole SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,222,056 EUR	(1,349)
Credit Agricole SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,510,006 EUR	(917)
Croda International PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	1,789,997 GBP	19,647
Croda International PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	4,645,000 GBP	50,984
Cross Country Healthcare, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	458,137 USD	12,039
Crown Castle International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	9,976 USD	235
CryoLife, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	621,043 USD	54,770
CSG Systems International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,080,588 USD	28,629
CSW Industrials, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	456,347 USD	5,251
CTS Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	698,309 USD	40,825
CubeSmart	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	151,616 USD	(1,424)
Cullen Frost Bankers, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	391,766 USD	10,207
Culp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	233,956 USD	1,802
Cummins, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	58,981 USD	2,493
CVB Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	488,642 USD	19,596
CVR Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	541,277 USD	59,020
Cypress Semiconductor Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	485,309 USD	20,858
Daktronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	625,461 USD	(1,686)
Danaher Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	434,001 USD	20,448
Danone	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,112,489 EUR	(107,542)
Danone	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,784,881 EUR	(23,661)
Darden Restaurants, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	167,614 USD	1,149
Darling Ingredients, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	265,005 USD	5,067
Dassault Aviation SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,382,927 EUR	36,163
Dassault Aviation SA	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,549,000 EUR	92,806
Dassault Systemes SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	118,578 EUR	4,816
Davide Campari Milano SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	239,403 EUR	(2,940)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Davita, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,479 USD	$6,368
Dawson Geophysical Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	75,550 USD	4,752
Dean Foods Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	332,897 USD	(12,610)
Del Taco Restaurants, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	521,746 USD	17,824
Delek US Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	45,501 USD	1,639
Delta Air Lines, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	610,667 USD	4,949
Deluxe Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	398,334 USD	8,246
Denny’s Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	345,668 USD	5,635
Dentsply Sirona, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	230,192 USD	10,073
Deutsche Boerse AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	428,240 EUR	(4,860)
Deutsche Wohnen AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	203,237 EUR	(5,679)
DHT Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	930,459 USD	(38,674)
Diageo Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	92,514 GBP	(1,211)
Diamond Hill Investment Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	77,699 USD	1,809
DiamondRock Hospitality Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	129,563 USD	1,443
Dick’s Sporting Goods, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	79,465 USD	2,279
Diebold Nixdorf, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	171,597 USD	(2,043)
Digi International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	425,043 USD	15,557
DineEquity, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	899,200 USD	(30,446)
Diodes, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	409,823 USD	23,365
Discover Financial Services	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	88,495 USD	1,922
DNA Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	106,528 EUR	430
DNO ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	1,786,025 NOK	(574)
Dolby Laboratories, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	435,686 USD	16,982
Dominion Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	260,938 USD	(3,825)
Domino’s Pizza, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	68,973 USD	2,448
Domtar Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	814,753 USD	5,182
Donaldson Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	466,384 USD	12,728
Dorian LPG Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	289,782 USD	(3,406)
Dorman Products, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	301,333 USD	22,019
Douglas Dynamics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	484,861 USD	21,296
Douglas Emmett, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	103,779 USD	1,854
Dover Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	283,135 USD	8,044
Drax Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	306,876 GBP	3,076
Dril Quip, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	62,659 USD	794
Drive Shack, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	123,109 USD	10,943
DSV A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	962,509 DKK	(1,025)
DSW, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	336,866 USD	19,629
DTE Energy Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	898,083 USD	(16,235)
Ducommun, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	556,764 USD	23,485
Duke Eneregy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	554,863 USD	(8,671)
Duluth Holdings, Inc. Class B	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	30,406 USD	854
Dunkin Brands Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	458,697 USD	1,941
Dynex Capital, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	434,932 USD	7,739
Eagle Bulk Shipping, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	408,873 USD	31,525
Eagle Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	516 USD	8
Earthstone Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,402 USD	(47)
Easterly Government Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	432,328 USD	(2,195)
EastGroup Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	419,506 USD	5,571
Eastman Chemical Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	366,026 USD	11,002
Eaton Corp. PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	94,682 USD	1,304
EchoStar Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	775,304 USD	43,845
Ecolab, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	315,704 USD	7,434
Edenred	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	141,236 EUR	2,924

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EDF	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	370,933 EUR	$7,682
EDF	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	135,550 EUR	2,807
EDP Energias de Portugal SA	03/27/20	M	0.04%	Credit Suisse Securities (Europe) Limited	2,876,257 EUR	42,699
EDP Energias de Portugal SA	09/29/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,321,643 EUR	19,620
Ehealth, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	172,967 USD	9,950
El Paso Electric Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	376,614 USD	(12,319)
Electro Scientific Inds, Inc.	11/03/20	M	2.76%	Goldman Sachs International	6,458,023 USD	8,634
Electrocore, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	80,109 USD	5,177
Electronics for Imaging	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	285,888 USD	16,201
Elekta AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	3,287,722 SEK	(1,053)
Eli Lilly & Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,917,914 USD	110,426
Elisa Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	172,013 EUR	(3,329)
Emerald Expositions Events, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	382,020 USD	12,798
Emergent BioSolutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	432,502 USD	26,562
Employers Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,739 USD	32
Enanta Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	20,607 USD	996
ENCE Energia y Celulosa, SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	134,415 EUR	8,597
Encompass Health Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,525,243 USD	3,128
Encore Wire Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	256,065 USD	13,603
Endesa Sa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	110,354 EUR	(5,698)
Enel SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	6,204,888 EUR	(194,661)
Enersys	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	217,056 USD	7,314
Engie SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	480,587 EUR	4,848
Engility Holdings, Inc.	12/16/20	M	2.76%	Goldman Sachs International	289,467 USD	13,632
ENI SPA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	169,627 EUR	(367)
Ennis, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,201,425 USD	45,455
EnPro Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	126,435 USD	1,879
Ensign Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	952,782 USD	41,793
Enstar Group Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	104,073 USD	1,999
Entercom Communications Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	557,995 USD	26,875
Entergy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	947,072 USD	(7,532)
Enterprise Financial Service	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	468,995 USD	(3,587)
Entravision Communications Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	630,698 USD	46,546
Envestnet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	19,527 USD	198
Enzo Biochem, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	218,777 USD	23,534
Epam Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	76,919 USD	2,664
ePlus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	516,216 USD	20,121
EPR Properties	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	493,373 USD	(6,937)
Equinor ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	2,920,032 NOK	737
Equity Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	256,320 USD	4,213
Equity Commonwealth	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	383,455 USD	8,356
Equity LifeStyle Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	533,446 USD	9,997
Era Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	313,980 USD	(3,937)
ERG SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	91,440 EUR	(3,853)
Ericsson LM	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	5,433,977 SEK	(157)
Erie Indemnity Company	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	766,563 USD	16,233
Eros International PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	265,747 USD	33,987
ESCO Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	545,888 USD	3,080
Essa BanCorp., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	59,876 USD	(949)
Esterline Technologies Corp.	10/14/20	M	2.76%	Goldman Sachs International	26,157,237 USD	40,985

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ethan Allen Interiors, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	700,161 USD	$(8,399)
Euronet Worldwide, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	20,290 USD	1,108
Everest Re Group Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	70,847 USD	360
Evergy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	500,917 USD	(12,978)
Eversource Energy	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	924,332 USD	(19,886)
EVERTEC, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	547,808 USD	30,210
Evolent Health, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	515,533 USD	51,566
Evolution Petroleum Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	607,253 USD	27,941
Evraz PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	360,895 GBP	(4,925)
EW Scripps Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	590,880 USD	22,621
Exantas Capital Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	625,726 USD	(3,725)
Exelon Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	964,011 USD	(16,596)
Exlservice Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	587,698 USD	44,321
Experian PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	345,512 GBP	11,870
Exponent, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	797,515 USD	66,076
Express, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	169,230 USD	(1,980)
Extended Stay America, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	577,489 USD	13,619
Exterran Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	229,130 USD	4,917
Extra Space Storage, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	220,035 USD	2,727
Exxon Mobil Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	147,344 USD	151
F5 Network, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	402,719 USD	16,129
Fabege AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	3,670,501 SEK	(3,131)
Fabrinet	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	254,394 USD	13,854
Factset Research Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	236,232 USD	6,926
Fair Isaac Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,255 USD	54
Farmer Bros. Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	241,903 USD	1,335
Faro Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	121,977 USD	1,732
Fastenal Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	279,130 USD	10,295
Fastighets Ab Balder B Shares	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,650,515 SEK	891
FB Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	40,989 USD	649
FBL Financial Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	211,339 USD	(3,557)
FCB Financial Holdings Inc	10/07/20	M	2.76%	Goldman Sachs International	2,274,123 USD	72,682
Federal Realty Investment Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	110,084 USD	(779)
Federal Signal Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	539,899 USD	8,824
FedNat Holding Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	330,639 USD	(166)
Ferguson PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	69,927 GBP	2,315
Fevertree Drinks PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	68,918 GBP	2,044
Fidelity National Information Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	552,559 USD	26,541
Fidelity Southern Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	65,260 USD	2,990
Financial Institutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	330,132 USD	4,534
Fincantieri SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	102,545 EUR	448
FinecoBank SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	195,816 EUR	1,492
Finisar Corp.	11/12/20	M	2.76%	Goldman Sachs International	12,655,976 USD	499,418
First Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	509,156 USD	12,294
First BanCorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	990,640 USD	58,560
First Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	407,839 USD	7,705
First Busey Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	758,114 USD	19,975
First Citizens Bancshares	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	377,426 USD	8,296
First Commonwealth Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	48,904 USD	1,892
First Community Bancshares	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	379,131 USD	10,150
First Defiance Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	162,317 USD	2,880

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First Financial Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	97,168 USD	$3,974
First Financial Bankshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	830,176 USD	50,693
First Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	207,284 USD	(953)
First Hawaiian, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	226,248 USD	8,553
First Industrial Realty Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,829 USD	2,988
First Interstate BancSystem, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	950,089 USD	18,276
First Merchants Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	393,398 USD	6,773
First Mid-Illinois Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	106,433 USD	2,095
First Midwest Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	299,492 USD	24,005
First Republic Bank	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	124,954 USD	10,001
FirstCash, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	429,181 USD	17,508
FirstEnergy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	425,007 USD	4,114
Fiserv, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	153,400 USD	5,559
Five Prime Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,269 USD	24,508
Flexsteel Industries	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	306,057 USD	(2,148)
FLIR Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,342 USD	7,163
Flow Traders	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	240,200 EUR	5,649
Flowers Foods, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	602,191 USD	9,203
Flowserve Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,461 USD	102
Fluidigm Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	133,970 USD	23,363
Flushing Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	79,614 USD	1,209
Fonar Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	200,680 USD	(4,149)
Ford Motor Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	266,044 USD	(13,220)
Forrester Research, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	685,761 USD	65,244
Fortum Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	347,563 EUR	(5,449)
Forward Air Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	372,063 USD	14,959
Foundation Building Material	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	175,864 USD	11,809
Four Corners Property Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	563,488 USD	(2,782)
Fox Factory Holding Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	810 USD	73
Frank’s International NV	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	567,008 USD	27,326
Franklin Covey Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	114,147 USD	8,020
Franklin Electric Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	375,849 USD	20,019
Franklin Financial Network	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	44,867 USD	885
FreightCar America, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	405,663 USD	(3,166)
Fresh del Monte Produce, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	575,423 USD	13,441
Freshpet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	124,644 USD	10,267
Frontier Communications Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	13,214 USD	1,016
FTI Consulting, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	426,121 USD	42,958
Fulton Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	115,200 USD	3,686
FutureFuel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	830,754 USD	36,011
Gaia, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	24,503 USD	1,158
Galenica AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	135,244 CHF	447
Gamestop Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	674,783 USD	37,237
Gaming and Leisure Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	362,656 USD	929
Gannett Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,242,422 USD	(50,312)
Garmin Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	563,211 USD	14,648
Gartner, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	84,349 USD	920
GasLog Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	551,548 USD	(2,294)
GATX Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	773,741 USD	17,702

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gaztransport Et Technigaz SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	339,104 EUR	$11,313
Gemalto	11/11/20	M	0.03%	Goldman Sachs International	18,893,856 EUR	77,190
Gemalto	08/26/20	M	0.04%	Credit Suisse Securities (Europe) Limited	1,567,051 EUR	6,402
Gemalto	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,048,000 EUR	20,623
Gemalto	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	482,993 EUR	1,973
Genco Shipping Trading Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	339,372 USD	13,879
General Mills, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,113 USD	2,026
Genesco, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	221,008 USD	15,996
Genmark Diagnostics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	14,264 USD	4,272
Genomic Health, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	138,788 USD	9,484
Genpact Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	745,224 USD	21,751
Gentex Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	463,091 USD	7,923
Gentherm, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	444,047 USD	890
Genuine Parts Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	404,718 USD	12,201
German American Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	207,993 USD	9,557
Getlink SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	90,148 EUR	2,295
Getty Realty Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,978 USD	(1,825)
Gilead Sciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,239,663 USD	329
Givaudan Reg	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	404,445 CHF	(1,621)
Glacier Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	508,915 USD	26,628
Gladstone Commercial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	263,451 USD	6,800
Glatfelter	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	326,199 USD	(6,354)
Glaxosmithkline Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	159,158 GBP	(2,949)
Global Brass & Copper Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	332,691 USD	4,243
Global Medical Reit, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	103,230 USD	(1,262)
Global Net Lease, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	151,503 USD	258
Global Water Resources, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	14,917 USD	29
Globus Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	227,710 USD	7,950
Glu Mobile, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	94,812 USD	12,349
GN Store Nord A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	595,846 DKK	(486)
Gold Resource Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	114,905 USD	6,367
Goodyear Tire & Rubber Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	210,209 USD	5,382
Gorman Rupp Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	700,287 USD	22,358
GP Strategies Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	124,926 USD	2,359
Graco, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	262,061 USD	13,270
Graham Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	182,620 USD	20,336
Graham Holdings Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	959,322 USD	16,281
Grand Canyon Education, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,820 USD	5,008
Grand City Properties	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	191,373 EUR	(6,184)
Granite Point Mortgage Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,103,794 USD	(1,223)
Graphic Packaging Holding Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	169,723 USD	5,432
Gray Television, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	75,817 USD	1,214
Great Ajax Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	314,486 USD	1,850
Great Lakes Dredge & Dock Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	394,721 USD	18,804
Great Portland Estates Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	184,697 GBP	(3,726)
Great Southern Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	392,545 USD	(737)
Great Western Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	88,313 USD	3,374
Green Brick Partners, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	279,494 USD	8,448
Green Dot Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	23,496 USD	1,235

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Green Plains, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	571,942 USD	$28,391
Greenbrier Companies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	334,686 USD	11,091
Greif, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	633,733 USD	64,380
Grieg Seafood ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	2,198,570 NOK	(17,799)
Griffon Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	275,385 USD	8,980
Group 1 Automotive, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	339,289 USD	20,472
Guaranty BanCorp.	11/12/20	M	2.76%	Goldman Sachs International	644,964 USD	8,184
Guess?, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	269,432 USD	30,466
H&R Block, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	379,880 USD	22,691
H.B. Fuller Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	104,907 USD	1,981
Habit Restaurants, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	106,936 USD	6,138
Hackett Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	610,328 USD	(170)
Haemonetics Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	369,688 USD	30,912
Hallador Energy Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,448 USD	2,768
Hannon Armstrong Sustainable	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	108,547 USD	(2,763)
Hanover Insurance Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	248,379 USD	13,536
Hansa Biopharma AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	2,360,210 SEK	6,909
HarborOne Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	77,744 USD	1,309
Hargreaves Lansdown PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	119,695 GBP	2,133
Harley Davidson, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	198,279 USD	11,627
Harmonic, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	465,592 USD	11,043
Harvard Bioscience, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	16,486 USD	816
Haverty Furniture Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	770,734 USD	17,519
Hawaiian Electric Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,189,961 USD	(21,380)
Hawaiian Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	113,863 USD	1,919
Hawkins, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	585,709 USD	(6,512)
Haynes International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,017,722 USD	29,566
HCA Healthcare, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	967,124 USD	35,196
Hcp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	165,832 USD	(1,994)
Healthcare Services Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	40,438 USD	666
HealthEquity, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,739 USD	11,260
HealthStream, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	855,421 USD	26,778
Heartland Express, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,783 USD	2,473
Heartland Financial USA, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	764,447 USD	12,193
Heidrick & Struggles International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	268,756 USD	7,712
Helen of Troy Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	328,326 USD	5,396
Helix Energy Solutions Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	185,708 USD	(1,670)
Helmerich & Payne	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	700,945 USD	24,196
Helvetia Holding AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	416,944 CHF	5,990
Hemfosa Fastigheter AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,696,674 SEK	(3,099)
Hemisphere Media Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,787 USD	4,045
Henry Schein, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	340,377 USD	11,471
Herbalife Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	373,880 USD	16,074
Heritage Commerce Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	255,797 USD	7,189
Heritage Crystal Clean, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	309,093 USD	23,401
Heritage Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	469,469 USD	19,068
Herman Miller, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	505,055 USD	1,269
Hersha Hospitality Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	134,446 USD	5,839
Hershey Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	465,137 USD	7,420
Heska Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	417,910 USD	10,696

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hewlett Packard Enterprise	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	979,721 USD	$46,616
Hexagon AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	763,555 SEK	(21)
Hexel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,227 USD	2,595
Highwoods Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	117,681 USD	2,220
Hikma PHarmaceuticals PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	342,730 GBP	13,111
Hill-Rom Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	788,870 USD	35,177
Hillenbrand, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	657,935 USD	21,126
Hiscox Ltd.	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	282,713 GBP	21,432
HMS Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	627,890 USD	17,103
HNI Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	976,435 USD	26,730
HollyFrontier Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	259,140 USD	9,240
Holmen AB B Shares	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	930,002 SEK	(3,536)
Hologic, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	101,326 USD	7,096
Home Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	102,894 USD	1,146
HomeServe PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	192,157 GBP	(141)
HomeTrust Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	393,925 USD	14,509
Honeywell International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	300,391 USD	8,109
Hooker Furniture Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	242,020 USD	4,207
Horace Mann Educators	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	83,114 USD	624
Horizon Bancorp Indiana	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	283,805 USD	9,671
Horizon Pharma PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	253,800 USD	15,578
Hormel Foods Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	647,370 USD	5,122
Hospitality Properties Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	302,766 USD	8,606
Hostess Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	57,454 USD	1,666
HP, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	925,338 USD	38,144
Hubbell, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	45,787 USD	1,201
Humana, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	879,947 USD	37,935
Hunting Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	49,654 GBP	3,331
Huntington Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	413,033 USD	11,760
Hurco Companies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	162,534 USD	10,861
Huron Consulting Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	419,001 USD	19,802
Hyster Yale Materials	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	427,817 USD	28,147
Iberiabank Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	128,706 USD	2,747
ICA Gruppen AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,128,024 SEK	(1,704)
ICF International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	614,799 USD	25,810
ICU Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	159,026 USD	10,212
IdaCorp., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	879,816 USD	(29,248)
Idex Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	204,408 USD	5,563
IDEXX Laboratories, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	175,744 USD	1,161
IHS Markit Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	404,546 USD	5,885
Imax Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	76,803 USD	2,857
IMCD NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	241,722 EUR	4,269
Imperial Brands PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,428,643 GBP	13,832
Independence Contract Drilling, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	139,638 USD	10,593
Independence Holding Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	137,595 USD	(5,560)
Independence Realty Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	87,201 USD	(3,378)
Independent Bankcorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	354,650 USD	6,180
Inel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,570 USD	7,973
Information Services Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	97,526 USD	2,071
Infrareit, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	527,286 USD	(4,477)
ING Groep NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	7,233,724 EUR	(69,868)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ingersoll Rand Plc	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	166,978 USD	$4,261
Ingles Markets, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	535,065 USD	2,448
Ingredion, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	228,016 USD	3,134
Innogy SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	3,409,572 EUR	(8,613)
Innogy SE	09/16/20	M	0.07%	JPMorgan Chase Bank, N.A.	17,506,228 EUR	(44,223)
Innophos Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	757,569 USD	55,699
Innospec, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	522,215 USD	16,518
Innoviva, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	614,672 USD	55,705
Inovalon Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,705 USD	(520)
Inovio Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	136,263 USD	3,457
Insight Enterprises, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	415,724 USD	13,699
Insperity, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	330,494 USD	12,978
Insteel Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	126,504 USD	7,910
Integer Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	633,246 USD	32,199
Integra LifeSciences Holding	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,704 USD	3,411
Integrated Device Technology, Inc.	09/29/20	M	2.76%	Goldman Sachs International	29,744,177 USD	86,233
Inter Parfums, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	626,889 USD	29,532
Intercontinental Hotels Group	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	2,224,293 GBP	144,145
InterContinental Hotels Group	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	4,032,000 GBP	261,293
InterDigital, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,122,691 USD	20,303
Interface, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	182,987 USD	3,916
International Bancshares Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	526,391 USD	22,151
International Business Machines Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	577,665 USD	14,215
International Business Machines Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	73,464 USD	3,472
International Paper Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	274,979 USD	7,863
International Speedway Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	543,151 USD	16,459
Interpublic Group of Cos., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	610,867 USD	14,552
Intra-Cellular Therapies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	47,318 USD	4,256
Invacare Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	648,735 USD	220,287
Invesco Mortgage Capital, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,124,769 USD	(11,532)
Investment Technology Group Inc	11/12/20	M	2.76%	Goldman Sachs International	382,035 USD	2,800
Iridium Communications, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	153,504 USD	10,110
iStar, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	213,616 USD	2,832
Itt, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	47,424 USD	1,570
J&J Snack Foods Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	743,790 USD	9,669
J. Alexander’s Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	191,600 USD	5,517
J2 Global, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	659,524 USD	25,118
Jabil, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	353,855 USD	21,020
Jack Henry & Associates, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	489,999 USD	11,779
Jack in the Box, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,342 USD	1,423
James River Group Holdings Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	41,873 USD	916
Jardine Lloyd Thompson Group	11/11/20	M	1.13%	Goldman Sachs International	8,196,590 GBP	11,055
Jazz Pharmaceuticals PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	269,676 USD	18,655
Jbg Smith Properties	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	206,965 USD	(2,525)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jernigan Capital, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,683 USD	$(1,946)
Jetblue Airways Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	159,441 USD	2,524
JM Smucker Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	279,549 USD	(1,230)
John B. Sanfilippo & Son, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	865,293 USD	(31,952)
John Wiley & Sons, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	620,057 USD	8,026
Johnson & Johnson	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,869,730 USD	14,013
Johnson Controls International PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	129,874 USD	793
Johnson Outdoors, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	179,547 USD	(1,506)
Jounce Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	60,839 USD	664
Juniper Networks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	922,876 USD	23,925
K12, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	603,940 USD	57,061
Kadant, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	389,380 USD	13,195
Kaiser Aluminum Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,107,290 USD	54,283
Kaman Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	476,649 USD	26,366
KAR Auction Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	941,438 USD	19,548
KBC Groep NV	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	106,731 EUR	517
Kearny Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	117,490 USD	6,479
Kellogg Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	419,331 USD	92
Kelly Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	734,415 USD	22,546
Kesko Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	225,427 EUR	(6,051)
KEYW Holding Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	312,756 USD	1,480
Keywords Studios	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	69,554 GBP	500
Kforce, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	539,488 USD	49,321
Kilroy Realty Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	5,139 USD	143
Kimball Electronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	481,244 USD	17,364
Kimball International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	668,338 USD	(22,537)
Kimberly Clark Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,934 USD	(1,336)
Kinder Morgan, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	591,255 USD	(7,215)
Kindred Biosciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	394,986 USD	13,690
Kingspan Group Plc	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	75,338 EUR	2,421
Kinsale Capital Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	423,371 USD	22,553
KKR Real Estate Finance Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	868,409 USD	8,240
KLA Tencor Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	243,559 USD	10,772
Knoll, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	989,749 USD	698
Knowles Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	210,146 USD	5,675
Koninklijke KPN NV	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	140,933 EUR	4,031
Koninklijke Kpn Nv	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	297,791 EUR	(4,198)
Koninklijke KPN NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	5,724,232 EUR	28,480
Koninklijke KPN NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,978,290 EUR	40,341
Korian SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	188,357 EUR	10,028
Korn/Ferry International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,377 USD	347
Kraft Heinz Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	577,463 USD	(1,975)
Kronos Worldwide, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	6,516 USD	142
KVH Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	19,289 USD	(201)
L Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	69,352 USD	85
L.B. Foster Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	103,679 USD	5,856
La-Z-Boy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	179,181 USD	8,360
Laboratory Corporation of America Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	517,000 USD	9,416
Ladder Capital Corp. REIT	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,130,705 USD	11,817
Lakeland Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	84,175 USD	3,308
Lakeland Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	691,008 USD	19,824
Lamar Advertising Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	150,652 USD	3,827
Lamb Weston Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	424,525 USD	(231)
Lancaster Colony Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,017,011 USD	(16,514)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Landec Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	455,443 USD	$(15,184)
Lannett Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	486,458 USD	25,820
Lattice Semiconductor Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	39,913 USD	2,645
Laureate Education, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	174,955 USD	14,265
Lci Industries	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	19,680 USD	961
Leaf Group Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,963 USD	(3,248)
Leg Immobilien AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	303,031 EUR	(12,489)
Legal & General Group Plc	03/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	98,748 GBP	(731)
Leggett & Platt, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	182,833 USD	238
Leidos Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	815,802 USD	20,443
Lemaitre Vascular, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	705,608 USD	43,071
Lennox International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	199,825 USD	650
Lereoy Seafood Group	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	3,061,854 NOK	(15,115)
LHC Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	664,864 USD	35,668
Liberty Broadband Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	275,616 USD	1,427
Liberty Expedia Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	208,071 USD	6,643
Liberty Latin America	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	275,191 USD	(3,749)
Liberty Media Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	96,722 USD	7,922
Liberty Property Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	81,064 USD	1,146
Life Storage, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	352,494 USD	1,519
Limoneira Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,278 USD	15,529
LIncoln Electric Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	377,599 USD	11,526
Lindblad Expeditions Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,228 USD	22,312
Lindsay Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	358,126 USD	17,442
Liquidity Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	110,476 USD	(7,974)
Livanova PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	131,055 USD	8,253
Liveperson, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	285,196 USD	20,939
Liveramp Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	74,535 USD	(288)
Lloyds Banking Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	251,497 GBP	2,116
Lloyds Banking Group PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	2,200,822 GBP	18,516
London Stock Exchange Group	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	126,240 GBP	(198)
Lonza Group AG REG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	389,984 CHF	(2,631)
Loral Space & Communications	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	756,192 USD	(5,642)
Louisiana Pacific Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	53,015 USD	868
LSB Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	243,610 USD	523
LSC Communications, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	355,143 USD	(9,392)
LTC Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	275,022 USD	(7,519)
Luminex Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	568,718 USD	38,914
Lundin Petroleum AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,326,279 SEK	3,387
LVMH Moet Hennessy Louis Vuitton	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	130,273 EUR	2,797
LyondellBasell Industries NV	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	351,184 USD	14,055
M&T Bank Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	116,535 USD	2,693
M/I Homes, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	190,528 USD	(4,017)
Macatawa Bank Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	90,914 USD	2,381
Macquarie Infrastructure Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	253,509 USD	6,396
Macy’s, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	218,381 USD	12,236
Madison Square Garden Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	66,403 USD	4,538
Magellan Health, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	265,323 USD	10,537
MallInckrodt PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	788,303 USD	(9,853)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Manhattan Associates, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	7,479 USD	$62
ManpowerGroup, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	172,837 USD	438
Mantech International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,038,631 USD	54,230
Marcus Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,280,744 USD	61,150
Marine Harvest	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	3,167,181 NOK	(18,286)
Marine Products Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	395,679 USD	11,024
Markel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	114,969 USD	2,330
Marketaxess Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,253 USD	71
Marsh & Mclennan Cos.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,016 USD	1,936
Marten Transport Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	223,981 USD	3,942
Masimo Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	299,339 USD	17,725
Masmovil Ibercom SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	206,398 EUR	7,249
Materion Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	884,140 USD	35,725
Matrix Service Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	322,046 USD	40,001
Matson, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	202,812 USD	4,997
Matthews International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	522,757 USD	11,517
Maxim Integrated Products	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,496 USD	21,135
Maxim Integrated Products, Inc.	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	296,457 USD	16,169
Maximus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	559,756 USD	20,781
Mb Financial, Inc.	10/07/20	M	2.76%	Goldman Sachs International	8,231,140 USD	357,593
Mb Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	184,393 USD	8,011
McCormick & Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	658,492 USD	4,291
Mcdonald’s Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,316 USD	833
McGrath RentCorp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	887,455 USD	21,475
McKesson Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	602,257 USD	11,736
MDC Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	515,692 USD	19,410
MDU Resources Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	525,767 USD	12,230
Medical Properties Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	470,649 USD	(4,924)
MediciNova, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	120,828 USD	5,570
Medidata Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	166,745 USD	8,277
Mednax, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	797,926 USD	8,099
Medtronic PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,227,642 USD	32,700
Meet Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	264,280 USD	54,370
Menlo Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	231,209 USD	(345)
Mercantile Bank Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	228,205 USD	3,499
Merck & Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,536,191 USD	122,113
Merck Kgaa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	66,472 EUR	(2,757)
Meredith Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	407,888 USD	32,563
Meridian Bioscience, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,643,581 USD	80,181
Merit Medical Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	406,581 USD	38,783
Mesa Air Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	453,009 USD	58,441
Mesa Laboratories, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	585,059 USD	45,738
Methode Electronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	397,225 USD	22,647
Mfa Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	141,048 USD	1,470
MGE Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	431,500 USD	(23,592)
Micron Technology, Inc.	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	237,375 USD	11,039
Microstrategy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	298,328 USD	28,584
Middlesex Water Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	40,131 USD	1,002
Midland States Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	86,890 USD	9,015
Midstates Petroleum Co, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	364,939 USD	52,849

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Midwestone Financial Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	8,971 USD	$(32)
Miller Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	390,329 USD	7,705
Minerals Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	289,717 USD	9,544
Minerva Neurosciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	361,407 USD	30,234
miRagen Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	165,703 USD	40,979
Mistras Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	353,343 USD	(228)
Mobile Mini, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	590,001 USD	30,076
Modine Manufacturing Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	112,790 USD	6,780
Molina Healthcare, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	101,991 USD	5,396
Monarch Casino & Resort, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	378,501 USD	22,007
Moncler SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	80,841 EUR	3,800
Mondelez International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	527,764 USD	3,234
Monmouth Real Estate Investment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	44,291 USD	(1,114)
Monolithic Power Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	23,060 USD	888
Monotype Imaging Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,105,538 USD	(37,173)
MOOG, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	121,968 USD	837
Morningstar, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	174,107 USD	4,163
Mosaic Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	244,074 USD	5,555
Motorola Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,265,454 USD	37,489
Movado Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	61,033 USD	1,163
MSA Safety, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	752,035 USD	32,668
MSC Industrial Direct Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	620,059 USD	11,300
MSG Networks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	422,058 USD	8,218
MTS Systems Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,267,589 USD	11,796
MTU Aero Engines AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	396,950 EUR	—
Mueller Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	157,338 USD	7,233
Mueller Water Products, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	243,268 USD	2,751
Murphy Oil Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	391,649 USD	(335)
Murphy Usa, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	67,893 USD	4,225
Myers Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	491,680 USD	14,747
Mylan NV	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	386,739 USD	13,739
Nanometrics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	138,536 USD	3,963
Napco Security Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	148,577 USD	14,656
Natera, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	108,107 USD	11,209
National Bank Holdings Corp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	732,613 USD	17,744
National CineMedia, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,028,081 USD	62,257
National Commerce Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	289,633 USD	13,559
National General Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	285,647 USD	12,693
National Health Investors, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	554,165 USD	(7,180)
National Healthcare Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,179,973 USD	57,262
National Instruments Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	422,748 USD	20,615
National Presto Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,454,870 USD	27,208
National Research Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	280,760 USD	(6,038)
National Retail Properties	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	270,027 USD	2,648
National Storage Affiliates	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	128,367 USD	(724)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
National Western Life Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	118,537 USD	$5,352
Natural Gas	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	374,459 EUR	(3,062)
Natural Gas Services Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	243,338 USD	9,805
Natural Health Trends Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	529,515 USD	(27,234)
Natus Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	417,086 USD	20,336
Nautilus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	205,275 USD	9,706
Navigant Consulting, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	493,421 USD	41,716
Navigators Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	486,829 USD	1,617
NBT Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	532,100 USD	11,793
Neenah Paper, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	613,518 USD	6,909
Nelnet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	154,279 USD	6,823
Nemetschek	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	93,269 EUR	4,598
Neogen Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	267,701 USD	12,796
Neogenomics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	392,574 USD	39,394
Neon Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	174,319 USD	(16,563)
Neste Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	445,747 EUR	2,132
Netflix, Inc.	01/27/20	M	0.00%	Credit Suisse Securities (Europe) Limited	1,031,652 USD	67,895
NetScout Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	450,094 USD	10,502
Nevsun Resources Ltd	11/12/20	M	2.53%	Goldman Sachs International	11,726,266 CAD	57,744
New Home Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	172,779 USD	(1,653)
New Media Investment Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,671,722 USD	41,460
New Residential Investment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	630,711 USD	(8,754)
New York Mortgage Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	509,566 USD	7,016
New York Times Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	165,090 USD	1,194
Newell Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	151,911 USD	(1,183)
Newfield Exploration Co	11/04/20	M	2.76%	Goldman Sachs International	17,253,595 USD	1,399,628
Newmarket Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	733,993 USD	51,863
Newmont Mining Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	133,274 USD	4,391
Newpark Resources, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	64,063 USD	2,020
News Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	485,793 USD	13,641
Nexeo Solutions, Inc.	12/16/20	M	2.76%	Goldman Sachs International	1,609,709 USD	76,559
Nexpoint Residential Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	356,530 USD	9,182
Nextera Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	106,555 USD	(177)
NextGen Healthcare, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	461,537 USD	7,204
Ni Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	15,634 USD	631
Nibe Industrier AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	3,268,322 SEK	2,121
NIC, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	775,860 USD	31,034
Nicolet Bankshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	10,467 USD	73
Nielsen Holdings PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	119,384 USD	1,489
NN, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	82,543 USD	12,297
Nokia OYJ	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	236,010 EUR	1,622
Nordic American Tankers Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,009,893 USD	(14,857)
Northrim Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	226,762 USD	12,926
Northstar Realty Europe Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	246,320 USD	(3,342)
Northwest Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	300,792 USD	15,105
Northwest Natural Holding, Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	126,937 USD	(5,292)
Northwest Pipe Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	309,351 USD	27,655
Northwestern Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,214,292 USD	(32,447)
Novartis AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	241,899 CHF	1,592
Nu Skin Enterprises, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	74,238 USD	5,430
Nucor Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,683,659 USD	(4,393)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nutrisystem, Inc.	12/14/20	M	2.76%	Goldman Sachs International	11,546,959 USD	$165,490
NuVasive, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	179,484 USD	4,037
NVE Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	798,773 USD	7,646
Nxstage Medical, Inc.	12/16/20	M	2.76%	Goldman Sachs International	4,175,521 USD	(20,326)
NxStage Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	729,210 USD	(3,550)
Nyfosa AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	539,994 SEK	(2,204)
Ocado Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	194,355 GBP	6,567
Occidental Petroleum Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	341,346 USD	7,967
OceanFirst Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	168,276 USD	1,585
OCI NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	188,725 EUR	2,580
Ocular Therapeutix, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	64,380 USD	(2,786)
Office Depot, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,561 USD	96,770
OFG Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	530,074 USD	34,652
OGE Energy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,219,875 USD	(22,307)
Old Line Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	328,986 USD	5,041
Old National Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	146,059 USD	6,540
Old Republic International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	207,566 USD	(302)
Old Second Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	168,599 USD	4,184
Olin Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	116,259 USD	5,104
Olympic Steel, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	463,849 USD	(23,819)
Omega Healthcare Investors, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	627,675 USD	(3,551)
Omnicell Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	574,550 USD	23,274
Omnicom Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	447,786 USD	19,192
One Liberty Properties, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,369 USD	(3,963)
Oneok, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	672,402 USD	624
Onespan, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	130,856 USD	7,140
Ooma, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	155,676 USD	3,791
Orange	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	596,654 EUR	(965)
Orange Belgium	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	424,587 EUR	1,699
Orange Belgium	07/27/20	M	0.63%	JPMorgan Chase Bank, N.A.	940,502 EUR	3,763
Orasure Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,931 USD	18,012
Orion Group Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	270,553 USD	9,803
Oritani Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	286,486 USD	8,603
Orrstown Financial Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	9,942 USD	(527)
Orsted A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	3,462,750 DKK	(16,886)
Orthofix Medical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	558,978 USD	36,048
Osi Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	220,978 USD	9,037
Otter Tail Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	769,069 USD	4,472
Owens & Minor, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,331,969 USD	111,866
Oxford Immunotec Global PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	505,135 USD	14,934
Oxford Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	200,455 USD	2,009
Paccar, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	342,042 USD	8,512
Pacific Biosciences of California, Inc.	11/04/20	M	2.76%	Goldman Sachs International	6,348,631 USD	8,591
Packaging Corporation of America	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	194,919 USD	3,799
Pandora Media, Inc.	12/16/20	M	2.76%	Goldman Sachs International	287,275 USD	14,159
Panhandle Oil and Gas, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	183,843 USD	14,092
Papeles y Cartones de Europa SA	12/09/20	M	0.03%	Goldman Sachs International	3,136,140 EUR	(4,278)
Par Pacific Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	323,074 USD	6,271

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Park Electrochemical Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	651,644 USD	$26,542
Park Hotels & Resorts, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	106,837 USD	(787)
Park Ohio Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	350,242 USD	5,394
Parke Bancorp., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	35,237 USD	3,877
Partners Holdings Group AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	137,228 CHF	1,062
Party City Holdco, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	14,731 USD	1,975
Pattern Energy Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	364,245 USD	6,572
Patterson Cos, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,462,975 USD	(15,384)
Paychex, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,182,700 USD	24,269
PBF Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	518,434 USD	26,698
PC Connection, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	399,668 USD	31,625
PCSB Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	242,155 USD	7,137
PDF Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	125,801 USD	7,764
PDL Biopharma, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,046,575 USD	111,848
Peabody Energy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	70,432 USD	1,318
Peapack Gladstone Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	38,515 USD	1,395
Pearson Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	217,547 GBP	3,531
Pegasystems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,512 USD	1,109
Penn Virginia Corp.	11/02/20	M	2.76%	Goldman Sachs International	262,397 USD	10,552
PennyMac Mortgage Investment Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,451,702 USD	16,559
Penske Automotive Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	641,053 USD	19,832
Pentair PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	687,707 USD	19,648
People’s United Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	339,427 USD	8,437
People’s Utah Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	119,962 USD	6,457
Peoples Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	378,147 USD	8,427
Perficient, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	926,640 USD	50,017
Performance Food Group Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	62,337 USD	3,042
Pernod Ricard SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	235,933 EUR	1,900
Perrigo Co. PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	687,685 USD	30,197
Perspecta, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,586 USD	6,690
Petrofac Ltd.	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	59,003 GBP	2,915
Pfenex, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	9,750 USD	(1,896)
Pfizer, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	3,115,818 USD	127,813
Phibro Animal Health Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,072,993 USD	18,324
Philip Morris International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	144,240 USD	(239)
Phillips 66	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	206,444 USD	9,448
Photronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	704,354 USD	36,833
Physicians Realty Trust	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	84,694 USD	265
PICO Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	363,507 USD	613
Piedmont Office Realty Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	251,566 USD	(1,759)
Pinnacle West Capital	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	698,203 USD	(32,876)
Pitney Bowes, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	228,077 USD	(2,575)
Planet Fitness, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	22,732 USD	486
Plantronics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,438 USD	3,613
Playtech Ltd.	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,360,430 GBP	(136,778)
Plexus Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	338,400 USD	7,309
Plus 500 Ltd.	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	82,985 GBP	7,084
PNM Resources, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	485,504 USD	(15,886)
PolyOne Corporation	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	214,705 USD	10,034
Pool Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	280,216 USD	18,273
Popular, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	674,087 USD	19,386

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Portland General Electric Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	949,688 USD	$(16,686)
Post Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	240,465 USD	6,425
Potbelly Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	387,780 USD	(5,227)
Powell Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	374,060 USD	13,195
Power Integrations, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	236,865 USD	11,995
PPL Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	240,718 USD	(593)
Pq Group Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	342,396 USD	15,591
Preformed Line Products Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	299,632 USD	14,584
Premier Oil PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	65,414 GBP	13,799
Premier, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	805,251 USD	50,400
Presidio, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	329,958 USD	6,223
Prestige Brands Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	462,523 USD	15,160
PriceSmart, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	233,110 USD	12,510
Primerica, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	167,560 USD	1,967
Primoris Services Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	214,310 USD	12,572
Progress Software Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	161,776 USD	15,319
Progressive Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	101,490 USD	588
PROS Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,021 USD	12,479
Prosperity Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	194,650 USD	14,055
Protective Insurance Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	41,677 USD	(1,751)
Providence Service Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	713,417 USD	14,926
Provident Financial Services	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	70,036 USD	1,389
Prudential PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	10,706,342 GBP	421,430
Prysmian SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,852,378 EUR	(27,850)
PS Business Parks, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	731,745 USD	21
Psp Swiss Property AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	268,559 CHF	(2,654)
Public Service Enterprise Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	321,121 USD	7,211
Public Storage	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	73,063 USD	1,828
Publicis Groupe	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	632,975 EUR	7,501
Publicis Groupe	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,062,846 EUR	13,933
Puma SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	197,296 EUR	4,867
Pyxus International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	460,466 USD	(5,137)
QAD, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	553,437 USD	(12,650)
Qcr Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	34,081 USD	705
Qiagen N.V.	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	85,964 EUR	668
Qinetiq Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	330,508 GBP	(6,089)
Quad Graphics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	394,714 USD	955
Quaker Chemical Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	634,713 USD	24,058
Qualcomm, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	585,579 USD	21,993
Quanex Building Products	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	73,289 USD	3,033
Quantenna Communications, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	372,812 USD	21,139
Quest Diagnostics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,400,746 USD	26,918
Quidel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	134,891 USD	7,322
R1 RCM, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	217,335 USD	7,316
Ra Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	10,053 USD	85
Radiant Logistics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	194,654 USD	6,631
Radnet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	607,986 USD	(14,017)
Rambus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	373,249 USD	10,097
Raven Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,959 USD	27,229
Rayonier Advanced Materials	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	181,943 USD	5,848
Rayonier, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	116,188 USD	3,017
Rbc Bearings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	45,795 USD	614
RCI Hospitality Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	430,540 USD	60,140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Reading International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	303,563 USD	$(6,671)
Ready Capital Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	539,088 USD	(5,969)
Reckitt Benckiser Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	460,607 GBP	(22,624)
Red Electrica Corp SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	181,891 EUR	(5,364)
Red Hat, Inc.	11/02/20	M	2.76%	Goldman Sachs International	27,197,841 USD	340,228
Red Lion Hotels Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	298,693 USD	37,285
Redwood Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	955,486 USD	26,053
Regal Beloit Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	358,837 USD	7,664
Regis Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	498,910 USD	57,440
Reinsurance Group of America	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	36,674 USD	627
Reliance Steel & Aluminum	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,114,275 USD	8,797
Renaissancere Holdings Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	173,940 USD	2,945
Renasant Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	108,984 USD	4,945
Renault SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,723,676 EUR	(21,132)
Renault SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,308,400 EUR	(40,560)
Renewable Energy Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	708,815 USD	74,187
Repligen Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	413,160 USD	31,807
Republic Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	169,697 USD	(568)
Republic Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,238,213 USD	12,405
Resideo Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	220,237 USD	5,155
ResMed, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,042,358 USD	72,657
Resources Connection, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	724,163 USD	18,142
resTORbio, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	86,002 USD	3,491
Retail Opportunity Investments Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	106,842 USD	(669)
Retrophin, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	124,517 USD	8,525
REX American Resources Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	563,904 USD	38,189
Rexford Industrial Realty, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	258,886 USD	(3,381)
Ribbon Communication, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	347,702 USD	(4,204)
Rignet, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	181,774 USD	(2,880)
Rio Tinto PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	82,194 GBP	(1,930)
RLI Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	626,891 USD	19,614
Robert Half International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	383,857 USD	9,107
Roche Holding Ag Genusschein	11/25/20	M	0.54%	JPMorgan Chase Bank, N.A.	4,868,000 CHF	—
Roche Holdings AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	1,583,560 CHF	—
Rockwool International	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	1,623,780 DKK	3,870
Rocky Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	96,119 USD	8,973
Rollins, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	793,604 USD	28,645
Roper Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	144,798 USD	2,854
Rosetta Stone, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	614,487 USD	22,932
Royal Bank of Scotland Group	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	1,370,710 GBP	66,971
Royal Bank of Scotland Group	09/02/20	M	1.03%	JPMorgan Chase Bank, N.A.	1,106,110 GBP	54,043
Royal Dutch Shell PLC	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,587,194 EUR	60,123
Royal Dutch Shell, Plc Shares A	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,029,000 EUR	116,866
Royal Gold, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	404,804 USD	15,224
Royal Unibrew	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	1,425,314 DKK	(2,027)
Rpm International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	659,169 USD	4,516

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RPT Realty	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,178 USD	$(55)
RR Donnelley & Sons Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	196,864 USD	7,215
RSA Insurance Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,885,410 GBP	152,059
RSA Insurance Group PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	2,491,500 GBP	97,507
RTI Surgical, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	197,994 USD	(99)
Rudolph Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	219,642 USD	19,366
Ruth’s Hospitality Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	523,564 USD	17,865
RWE AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	70,518 EUR	(550)
Ryder System, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	299,731 USD	13,532
Ryman Hospitality Properties	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	136,030 USD	2,219
S&T AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	68,464 EUR	(932)
S&T Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	469,047 USD	16,024
Sabre Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	686,362 USD	11,312
Safety Income & Growth, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	137,884 USD	(4,013)
Safety Insurance Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	646,346 USD	1,425
Safran SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	5,139,275 EUR	157,749
Safran SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	8,102,370 EUR	248,700
Salmar ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	4,371,938 NOK	(21,275)
Sandy Spring Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	492,927 USD	5,567
Sanmina Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	68,592 USD	4,238
Sanofi	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	3,351,337 EUR	(1,015)
Sanofi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,784,000 EUR	(1,146)
Sanofi Aventis	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	19,869,027 EUR	(6,016)
Santander Consumer USA Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	249,467 USD	5,060
SAP SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	256,927 EUR	1,737
SAP SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	7,960,751 EUR	53,827
Sartorius AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	324,050 EUR	(6,696)
Sartorius Stedim Biotech	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	263,835 EUR	17,771
SBA Communications Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	29,619 USD	169
Scana Corp.	10/07/20	M	2.76%	Goldman Sachs International	17,788,894 USD	(724,984)
ScanSource, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	655,980 USD	16,527
Schibsted ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	3,266,033 NOK	9,754
Schlumberger Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	81,892 USD	334
Schnitzer Steel Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	650,227 USD	(6,032)
Scholastic Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,116,018 USD	86,629
Schweitzer Mauduit International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	999,785 USD	(18,751)
Science Applications International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	414,006 USD	22,403
SCOR SE	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	13,381,754 EUR	615,228
SCOR SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,103,022 EUR	96,687
Scorpio Bulkers, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	596,555 USD	34,219
Scotts Miracle Gro Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	151,976 USD	4,747
Seacoast Banking Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	154,405 USD	7,882
Seacor Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	612,658 USD	13,826
SeaCor Marine Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	254,085 USD	(5,655)
Sealed Air Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	192,389 USD	6,617
Secureworks Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	442,900 USD	11,847
Securitas AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	866,710 SEK	692
Segro PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	184,725 GBP	(5,775)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Select Income REIT	11/12/20	M	2.76%	Goldman Sachs International	8,213,488 USD	$(4,435,284)
Select Medical Holdings Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	442,797 USD	(6,090)
Selective Insurance Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	228,042 USD	7,431
Semgroup Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	546,187 USD	(15,781)
Semtech Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	25,324 USD	1,143
Sendgrid, Inc.	10/20/20	M	2.86%	Goldman Sachs International	7,219,693 USD	1,247,412
Seneca Foods Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	191,965 USD	2,302
Sensient Technologies Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	436,158 USD	16,115
Seres Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	140,314 USD	(8,027)
Service Corporation International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	507,821 USD	19,142
ServisFirst Banchares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	174,003 USD	1,728
SES SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	105,203 EUR	3,680
Shenandoah Telecommunications Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	369,714 USD	19,332
Shiloh Industries, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	171,721 USD	(13,599)
Ship Finance Internatiional Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,410,563 USD	(55,341)
Shire Plc	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	8,179,869 GBP	186,947
Shire PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	13,429,664 GBP	291,029
Shire PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	15,578,071 GBP	356,029
Shire Plc	11/12/20	M	2.76%	Goldman Sachs International	22,413,695 USD	528,606
Shoe Carnival, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	206,462 USD	7,734
Siegfried Holding AG REG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	231,474 CHF	1,056
Siemens Healthineers AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	174,539 EUR	(1,088)
Sienna Biopharmaceuticcals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	114,072 USD	(14,001)
Sierra Bancorp	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	294,286 USD	4,743
Siga Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	5,936 USD	1,380
Silgan Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	728,289 USD	22,614
Silicon Laboratories, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	156,532 USD	3,216
SilverBow Resources, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	314,283 USD	21,996
Simmons First National Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	193,834 USD	3,767
Simon Property Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,162 USD	22
Simpson Manufacturing Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	61,182 USD	418
Simulations Plus, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	292,119 USD	38,739
Sirius XM Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	535,729 USD	11,500
Six Flags Entertainment Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	501,895 USD	29,204
SIXT SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	66,381 EUR	4,419
Skywest, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	479,290 USD	7,390
Skyworks Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,011 USD	10
Smartfinancial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	54,307 USD	3,682
Smith & Nephew PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	646,828 GBP	13,450
Smith & Nephew PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	5,211,225 GBP	108,360
Snap-on, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	76,529 USD	3,671
Sonic Automotive, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	539,625 USD	12,027
Sonoco Products Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,185,126 USD	27,619
Sorrento Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	222,713 USD	27,108
Sothern Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	432,639 USD	(11,226)
South State Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	42,670 USD	1,093
Southern Copper Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	368,554 USD	5,517
Southern First Bancshares	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	86,986 USD	4,478

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Southern National Bancorp of Virginia, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	291,392 USD	$(11,842)
Southside Bancshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	344,960 USD	10,640
Southwest Airlines Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,424 USD	954
SP Plus Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	587,594 USD	36,054
Spartannash Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,075 USD	3,092
Speedway Motorsports, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	289,324 USD	15,169
Spero Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	44,551 USD	1,888
Spie SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,955,349 EUR	35,426
Spie SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,400,097 EUR	16,783
Spirax Sarco Engineering PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	189,272 GBP	13,902
Spire, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	13,387 USD	(201)
Spirit Realty Capital, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,553 USD	(1,205)
Spok Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	479,028 USD	29,745
Sprint Corp.	10/07/20	M	2.76%	Goldman Sachs International	20,986,283 USD	108,737
SPS Commerce, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	381,342 USD	24,956
Spx Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	71,767 USD	4,812
SSP Group Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	213,823 GBP	1,057
Stag Industrial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	354,609 USD	7,867
Standard Motor Products, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	678,097 USD	22,201
Standex International Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	232,576 USD	11,556
Starwood Property Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,453,417 USD	(10,251)
State Auto Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	271,255 USD	(4,313)
State Bank Financial Corp.	12/16/20	M	2.76%	Goldman Sachs International	628,391 USD	37,963
State Bank Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	50,371 USD	3,043
Steel Dynamics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	517,325 USD	(637)
Steelcase, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	907,936 USD	18,746
Stepan Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	616,672 USD	18,100
Steris PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,411,102 USD	55,308
Stewart Information Services Corp	12/16/20	M	2.76%	Goldman Sachs International	1,562,201 USD	(1,131)
Stock Yards BanCorp. Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,402 USD	6,540
Stoneridge, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	105,132 USD	8,381
Store Capital Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	255,989 USD	(6,521)
Storebrand Asa	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	1,645,129 NOK	247
Stratasys Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	268,352 USD	7,724
Strategic Education, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	331,330 USD	16,983
Stryker Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	557,852 USD	22,280
Sturm Ruger & Co., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	461,493 USD	17,328
Suez	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,846,645 EUR	(66,506)
Sun Communities, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	497,194 USD	7,389
Suncoke Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	312,687 USD	10,067
Superior Group Of Cos, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	18,479 USD	2,242
Superior Industires International	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	481,085 USD	(22,356)
Surface Oncology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	176,259 USD	19,578
Surgery Partners, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	698,839 USD	(25,375)
Surmodics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	729,985 USD	(31,057)
Svenska Cellulosa AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,506,305 SEK	(1,081)
Swedbank Ab A Shares	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	888,978 SEK	280
Swedish Match AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	1,814,451 SEK	59

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Swedish Orphan Biovitrum AB	03/26/19	M	0.08%	Credit Suisse Securities (Europe) Limited	823,712 SEK	$655
Swiss Life Holding AG	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	436,292 CHF	4,860
Sykes Enterprises, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	712,804 USD	42,451
Symrise AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	82,959 EUR	(1,565)
Synlogic, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	51,616 USD	3,300
Syros Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	6,020 USD	(689)
Sysco Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	586,432 USD	17,047
Tactile Systems Technology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	276,230 USD	21,575
TAG Immobilien AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	531,755 EUR	(16,378)
Targa Resources Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	583,142 USD	(3,220)
Tate & Lyle Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	79,572 GBP	(2,459)
TCF Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	259,703 USD	9,532
Team, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	88,123 USD	3,308
Technogym Spa	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	178,925 EUR	(546)
Teekay Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	422,037 USD	(21,581)
Tegna, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	539,661 USD	6,024
Teledyne Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	103,492 USD	2,528
Teleflex, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	238,408 USD	20,330
Teleperformance	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	310,743 EUR	11,044
Telephone and Data Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	461,457 USD	13,692
Tenet Healthcare Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	48,517 USD	24
Tennant Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	232,174 USD	10,137
Tenneco, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	19,419 USD	549
Teradata Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	7,329 USD	343
Terraform Power, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	631,136 USD	36,286
Terreno Realty Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	467,002 USD	(4,341)
Territorial BanCorp. Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	159,630 USD	1,654
Tesaro, Inc.	12/07/20	M	2.76%	Goldman Sachs International	14,460,949 USD	310,346
Tetra Tech, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	564,137 USD	17,033
Texas Instruments, Inc.	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	475,828 USD	21,526
Texas Roadhouse, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	291,226 USD	9,781
Textainer Group Holdings Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	97,369 USD	4,701
TFS Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	322,834 USD	11,573
TGS Nopec Geophysical Co. ASA	03/25/19	M	1.63%	Credit Suisse Securities (Europe) Limited	874,846 NOK	2,635
Thales SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,243,614 EUR	25,452
Thermon Group Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	181,178 USD	14,159
Tier REIT, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	190,704 USD	(4,601)
Tile Shop Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	100,346 USD	(3,191)
Timken Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	216,042 USD	6,758
Timkensteel Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	20,841 USD	(22)
Tivity Health, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	202,577 USD	4,090
Tivo Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,738,918 USD	81,240
Tompkins Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	28,943 USD	311
Tootsie Roll Industries	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	833,754 USD	(10,411)
Topdanmark A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	2,634,667 DKK	7,613
Torchmark Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,984 USD	1,297
Toro Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	446,281 USD	12,941
Total SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	2,508,716 EUR	8,427
Total SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	4,737,294 EUR	15,914
TOTAL SA	03/26/19	M	0.00%	Credit Suisse Securities (Europe) Limited	— EUR	—
Total System Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	109,309 USD	5,717
Tower International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	433,938 USD	(12,226)
Towne Bank	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	525,032 USD	1,629

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TPG Real Estate Finance Trust, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,168,914 USD	$1,280
Tractor Supply Company	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	33,658 USD	1,303
Trecora Resources	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	178,279 USD	16,019
Tredegar Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	493,984 USD	18,516
Tribune Media Co.	12/07/20	M	2.76%	Goldman Sachs International	30,165,120 USD	254,728
TriMas Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	408,871 USD	20,510
Triple-S Management Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	945,100 USD	63,886
TriState Capital Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	240,999 USD	4,800
Triton International Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	681,692 USD	37,019
Triumph Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	127,855 USD	7,666
TrueBlue, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	280,824 USD	11,007
Trustmark Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	588,923 USD	18,370
Tryg A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	1,578,501 DKK	3,600
TTEC Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	507,424 USD	69,690
TTM Technologies	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	169,945 USD	8,241
Tucows, Inc. Class A	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	381,026 USD	(3,489)
Tullow Oil Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	55,123 GBP	3,071
Tupperware Brands Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	183,879 USD	(583)
Tutor Perini Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	245,524 USD	8,590
Twenty First Century Fox	01/27/20	M	2.69%	Credit Suisse Securities (Europe) Limited	21,713,922 USD	549,838
Tyson Foods, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	138,082 USD	4,122
U.S. Physical Therapy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,444,110 USD	32,903
Ubisoft Entertainment	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	81,988 EUR	4,176
UCB SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	396,560 EUR	(5,788)
Udr, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	2,010 USD	50
UFP Technologies, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	236,678 USD	2,351
Umb Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	336,160 USD	5,698
Unicredit SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	5,418,316 EUR	45,508
Unifi, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	271,013 USD	11,426
UniFirst Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	739,667 USD	31,766
Unilever NV	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	86,520 EUR	(1,116)
Union Bankshares Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	328,561 USD	7,743
Uniper SE	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	108,467 EUR	2,812
Unisys Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	298,850 USD	26,279
Unit Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	46,161 USD	(522)
Unite Group PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	385,703 GBP	(9,862)
United Bankshares, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	254,477 USD	6,940
United Community Banks	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	240,457 USD	9,917
United Community Financial	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	114,728 USD	3,473
United Continental Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	76,837 USD	2,539
United Financial Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,988 USD	10
United Fire Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	311,919 USD	8,970
United Insurance Holdings Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	186,982 USD	5,561
United Therapeutics Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	117,944 USD	6,638
UnitedHealth Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,300,861 USD	56,345
Unitil Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	960,180 USD	(15,541)
Universal Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	857,826 USD	(32,905)
Universal Forest Products	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	24,693 USD	384
Universal Health Services, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	824,885 USD	14,696
Universal Insurance Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	502,212 USD	13,044
Universal Logistics Holdings	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	479,341 USD	(8,332)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Universal Stainless & Alloy Products, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	273,933 USD	$31,302
Univest Corporation of Pennsylvania	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	259,618 USD	6,793
Unum Therapeutics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	64,422 USD	(1,092)
Upland Sofware, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	38,676 USD	2,148
UPM Kymmene Oyj	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	111,963 EUR	640
Us BanCorp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	235,898 USD	5,764
US Cellular Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	333,753 USD	14,394
US Ecology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	626,939 USD	32,272
US Xpress Enterprises, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	187,764 USD	20,821
Usana Health Sciences, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	184,648 USD	6,075
Usg Corp.	10/07/20	M	2.76%	Goldman Sachs International	22,803,646 USD	(95,814)
Utah Medical Products, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	332,436 USD	21,152
Vail Resorts, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	35,734 USD	738
Valero Energy Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	132,534 USD	6,161
Valmet OYJ	03/25/19	M	0.04%	Credit Suisse Securities (Europe) Limited	358,909 EUR	9,133
Valvoline, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	270,007 USD	6,640
Vanda Pharmaceuticals, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	92,314 USD	6,927
Varex Imaging Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	108,808 USD	8,029
Varian Medical Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	67,605 USD	3,667
Vector Group Ltd.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	781,933 USD	37,917
Vectren Corp.	10/07/20	M	2.76%	Goldman Sachs International	22,760,554 USD	104,829
Veeco Instruments, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	253,795 USD	26,718
Veeva Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	118,847 USD	5,219
Vera Bradley, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	95,300 USD	1,147
Veracyte, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	189,889 USD	24,738
Verbund AG	04/24/20	M	0.04%	Credit Suisse Securities (Europe) Limited	564,281 EUR	(15,256)
Verint Systems, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	183,929 USD	3,377
Verisign, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	108,824 USD	4,469
Verisk Analytics, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	495,123 USD	8,315
Verso Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	574,594 USD	19,386
Versum Materials, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	126,513 USD	4,464
Vestas Wind Systems A/S	03/25/19	M	0.14%	Credit Suisse Securities (Europe) Limited	1,757,508 DKK	(4,791)
Viacom, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	328,499 USD	256
Viad Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	714,032 USD	35,465
Viasat, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	145,432 USD	822
Viavi Solutions, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	201,051 USD	11,416
Victrex PLC	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	123,483 GBP	1,108
Village Super Market, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	250,459 USD	8,946
Virtusa Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	113,501 USD	8,817
Viscofan SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	101,497 EUR	97
Vishay Intertechnology, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	195,613 USD	7,558
Vishay Precision Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	301,409 USD	27,886
Vista Outdoor, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	378,386 USD	43,505
Vivendi	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	1,712,518 EUR	5,548
Vivendi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,187,305 EUR	29,763
Vocera Communcations, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	315,371 USD	11,077
Vopak	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	266,584 EUR	(3,425)
VSE Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	276,577 USD	7,269
Walgreens Boots Alliance, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	314,257 USD	5,391
Washington Reit	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	184,665 USD	(6,507)
Washington Trust BanCorp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	327,637 USD	(4,860)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Waste Management, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,138,225 USD	$20,069
Waterstone Financial, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	153,289 USD	5,495
WatsCo, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	397,297 USD	16,506
Watts Water Technologies	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	625,022 USD	12,858
WD 40 Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	651,644 USD	27,884
Webster Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	113,419 USD	5,173
WEC Energy Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	962,314 USD	(9,505)
Weis Markets, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,021,713 USD	9,714
WellCare Health Plans, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	121,383 USD	5,162
Wendy’s Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	182,600 USD	(931)
WesbanCo, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	739,191 USD	13,541
Wesco Aircraft Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	73,004 USD	1,509
Wesco International, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	99,971 USD	1,741
West Pharmaceutical Services	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	550,383 USD	16,917
Westamerica BanCorporation	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	546,075 USD	24,812
Western Asset Mortgage Capital	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	771,286 USD	(28,500)
Western Digital Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	470,075 USD	14,011
Western New England Bancorp, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,245 USD	223
Western Union Co.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,274,233 USD	17,414
Weyco Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	164,921 USD	(3,816)
Whitbread Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	297,236 GBP	10,021
White Mountains Insureance Group	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	297,276 USD	2,916
Whitestone REIT	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	91,057 USD	(590)
WildHorse Resource Development Corp	11/03/20	M	2.76%	Goldman Sachs International	2,773,644 USD	248,450
Willdan Group, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	360,368 USD	31,478
William’s Sonoma, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	10,669 USD	783
Williams Cos., Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	472,474 USD	5,857
Willis Towers Watcon PLC	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	143,301 USD	1,270
Wingstop, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	209,096 USD	14,863
Wintrust Financial Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	89,820 USD	1,006
Wirecard AG	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	114,076 EUR	3,955
Wm Morrison Supermarkets plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	59,216 GBP	(2,399)
Wolters Kluwer	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	446,509 EUR	8,866
Workiva, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	366,363 USD	39,588
World Fuel Services Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	91,196 USD	3,586
World Wrestling Entertainment, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	130,186 USD	9,316
Worldline SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	70,522 EUR	3,184
Worthington Industries	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	864,467 USD	471
WP Carey, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	4,097 USD	20
Wpp Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	21,513 GBP	(583)
WR Berkley Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	543,519 USD	10,214
Wright Medical Group Nv	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	113,673 USD	9,552
Wyndham Destinations, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	500,523 USD	16,003
Xcel Energy, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	486,808 USD	(15,589)
Xencor, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	238,883 USD	24,290
Xerox Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,493,610 USD	33,226
Xilinx, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	109,794 USD	4,930
Xperi Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	867,145 USD	75,894
Yum! Brands, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	152,041 USD	6,521

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zimmer Biomet Holdings, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	719,014 USD	$31,400
Zix Corp.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	524,494 USD	19,954
Zoetis, Inc.	07/23/20	M	2.70%	Morgan Stanley Capital Services LLC	1,109,786 USD	52,446
Zurich Insurance Group Ag	03/26/19	M	0.35%	Credit Suisse Securities (Europe) Limited	104,907 CHF	1,514

Total Buys						$20,974,893

Sells
1-800 FLOWERS.COM, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	80,392 USD	$(9,071)
2U, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	742,022 USD	(57,227)
3D Systems Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	456,779 USD	(31,147)
8X8, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	209,982 USD	(14,164)
Abeona Therapeutics, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	628,036 USD	(57,618)
ABIOMED, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	323,370 USD	(37,100)
ABN AMRO Group NV	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	155,556 EUR	(87)
Acacia Communications, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,620 USD	(15,464)
Acadia Pharmaceuticals, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	923,712 USD	(118,606)
Acceleron Pharma, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	339,169 USD	(15,807)
Activision Blizzard, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	627,544 USD	(9,440)
Acuity Brands, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	581,269 USD	(46,473)
Adamas Pharmaceuticals, Inc.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	517,926 USD	(46,243)
Adesto Technologies Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	288,485 USD	1,305
ADMA Biologics, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	91,850 USD	762
Adobe Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	428,397 USD	(31,775)
Adobe Systems, Inc.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	140,731 USD	(11,755)
Aduro Biotech, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	120,985 USD	(6,266)
Advance Auto Parts, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	125,050 USD	(2,493)
Advanced Energy Industries	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	170,240 USD	(12,470)
Advanced Micro Devices	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	566,888 USD	(50,101)
Advansix, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	263,015 USD	(13,999)
Aecom	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	23,306 USD	(1,021)
Aeglea BioTherapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	52,503 USD	(7,904)
Aegon N.V.	03/26/19	M	0.71%	Credit Suisse Securities (Europe) Limited	956,850 EUR	4,550
Aerie Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	304,839 USD	(26,776)
Aerohive Networks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	102,811 USD	—
Aerojet Rocketdyne Holdings	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	519,784 USD	(21,877)
Aerovironment, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	99,380 USD	(4,447)
Affiliated Managers Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	795,274 USD	(43,197)
Aflac, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	74,347 USD	(2,103)
AGCO Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	72,401 USD	(2,642)
Ageas	03/26/19	M	0.71%	Credit Suisse Securities (Europe) Limited	80,756 EUR	(951)
Ageas	12/15/20	M	0.77%	JPMorgan Chase Bank, N.A.	909,823 EUR	(6,137)
Agenus, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	80,494 USD	(4,274)
Agilent Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	517,322 USD	(22,156)
Agios Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	338,278 USD	(26,222)
AIA Group Ltd.	11/04/19	M	1.82%	Credit Suisse Securities (Europe) Limited	8,142,444 HKD	(3,209)
Aimmune Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	549,996 USD	(26,667)
Air Liquide SA	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	23,780 EUR	(215)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Transport Services Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	241,262 USD	$(27,417)
Airbus SE	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	340,892 EUR	(4,120)
AK Steel Holding Corp.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	1,069,570 USD	26,544
Akamai Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	171,566 USD	(3,672)
Akorn, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	36,649 USD	637
Alarm.com Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	12,574 USD	(2,106)
Albemarle Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	415,587 USD	(12,383)
Albireo Pharma, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	85,648 USD	(14,876)
Alcoa Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	538,857 USD	(3,880)
Alder Biopharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	340,766 USD	(15,647)
Aldeyra Therapeutics, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	278,457 USD	(39,889)
Alexander & Baldwin, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	265,932 USD	(725)
Alexandria Real Estate Equity	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	8,074 USD	7
Alexion Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	183,309 USD	(5,277)
Alibaba	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	116,921,866 USD	(4,490,216)
Align Technology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	603,043 USD	(29,226)
Alkermes PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	376,109 USD	(14,013)
Allegion PLC	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	7,824 USD	(147)
Alliance Data Systems Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	29,462 USD	46
Allianz SE REG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	545,012 EUR	(428)
Allstate Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	19,993 USD	(334)
Alnylam Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	668,893 USD	(99,505)
Alphabet, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	287,462 USD	(15,576)
Altair Engineering, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	304,489 USD	(21,893)
Alteryx, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	433,158 USD	(83,280)
Amazon.Com, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	817,562 USD	(68,600)
AMBAC Financial Group, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	13,984 USD	(342)
Ambarella, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	562,291 USD	(10,646)
Amcor Ltd.	11/11/20	M	0.85%	Goldman Sachs International	9,125,547 AUD	(108,524)
AMERCO	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	13,813 USD	32
American Airlines Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	446,125 USD	(19,277)
American Axle & Manufact. Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	247,945 USD	(11,207)
American Eagle Outfitters	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	9,193 USD	(1,187)
American Equity Investment Life Holdings	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	19,350 USD	(990)
American Homes 4 Rent	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	37,635 USD	(636)
American International Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	222,421 USD	(11,241)
American Outdoor Brands Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	408,650 USD	(11,769)
American States Water Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	101,631 USD	267
American Water Works Co., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	849,049 USD	2,074
American Woodmark Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	982,186 USD	(176)
Ametek, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	380,451 USD	(14,173)
Amicus Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	481,138 USD	(68,898)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amneal Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	238,702 USD	$(2,105)
Amphenol Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	42,187 USD	(753)
Anadarko Petroleum Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	322,142 USD	(7,053)
Anaptysbio, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	631,821 USD	(94,939)
Anglo American PLC	03/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	11,797,884 GBP	32,623
Anheuser Busch Inbev SA NV	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	277,047 EUR	10,016
Anika Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	24,307 USD	(2,514)
Ansys, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	125,866 USD	(2,351)
Antero Resources Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	82,628 USD	409
Apache Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	31,004 USD	213
Apartment Investment & Management Co.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,464,762 USD	16,503
Apellis Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	292,140 USD	22,299
Apergy Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	205,488 USD	3,065
Apple, Inc.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	545,190 USD	(25,355)
Apple, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	167,762 USD	(3,228)
Applied Materials, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	363,508 USD	(29,143)
Applied Optoelectronics, Inc.	07/23/20	M	0.35%	Morgan Stanley Capital Services LLC	342,429 USD	(21,210)
Apptio, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	609,449 USD	(1,024)
Aptinyx, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	51,873 USD	(443)
Aptiv PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	344,263 USD	(960)
Aqua America, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	647,019 USD	(6,113)
AquaVenture Holdings Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	271,915 USD	(9,905)
Aramark	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	214,627 USD	(7,515)
Arcbest Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	233,321 USD	(5,335)
Arconic, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	541,102 USD	3,824
Arena Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	523,046 USD	(45,935)
Arista Networks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	661,916 USD	(58,889)
Arkema	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	137,381 EUR	(1,827)
Armstrong World Industries	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	179,902 USD	(4,333)
Arqule, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	110,098 USD	(24,244)
Array Biopharma, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	442,382 USD	(21,413)
Arrow Electronics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	44,319 USD	(2,292)
Arrowhead Pharmaceuticals, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	266,697 USD	(28,787)
Artesian Resources Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	113,014 USD	(2,790)
Artisan Partners Asset Management, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	387,958 USD	(20,701)
Asgn, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	221,342 USD	(4,179)
Ashford Hospitality Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	408,374 USD	1,018
Assembly Biosciences, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	441,098 USD	(74,276)
Assicurazioni Generali	10/04/19	M	0.41%	Credit Suisse Securities (Europe) Limited	1,537,448 EUR	(8,486)
Astec Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	350,073 USD	(13,988)
Astronics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	181,253 USD	593
At Home Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	518,181 USD	(62,555)
AT&T, Inc.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	302,889 USD	(2,461)
At&T, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	222,245 USD	(395)
Atara Biotherapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	293,736 USD	(34,905)
Athenahealth, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	66,062 USD	(826)
Athene Holding Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	81,794 USD	(2,965)
Athenex, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	155,335 USD	(24,355)
Atkore International Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	515,539 USD	(17,185)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atlassian Corp PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	496,545 USD	$(45,699)
Atmos Energy Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	183,113 USD	1,753
Audentes Therapeutics, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	475,663 USD	(56,122)
Autodesk, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	563,839 USD	(31,754)
Autonation, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	108,893 USD	(6,668)
Autozone, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	72,774 USD	(1,000)
Avalara, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	277,697 USD	(1,251)
AvalonBay Communities, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	55,321 USD	(549)
AvalonBay Communities, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,405,344 USD	23,735
Avid Bioservices, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	162,504 USD	—
Avis Budget Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,202,416 USD	23,969
Axa Sa	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	189,326 EUR	(74)
Axalta Coating Systems Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	252,130 USD	(12,071)
AxoGen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	392,233 USD	(76,656)
Axon Enterprise, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	789,842 USD	(35,633)
Axos Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	174,514 USD	(2,829)
B. Riley Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	81,418 USD	1,685
Baker Hughes	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	96,712 USD	(2,919)
Baker Hughes	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	180,797 USD	(5,458)
Banc of California, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	103,060 USD	(6,854)
Banco Latinoamericano de Comercico Exterior SA	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,153 USD	(28,121)
BancorpSouth Bank	09/23/20	M	2.15%	Goldman Sachs International	2,684,689 USD	(99,038)
BancorpSouth Bank	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	3,530,887 USD	(130,255)
Bank of America Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	603,928 USD	(32,819)
Bank of N. T. Butterfield & Son Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	72,863 USD	(1,876)
Bank of New York Mellon Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	520,900 USD	(24,971)
Bank OZK	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	757,753 USD	(39,950)
Bankunited, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	50,626 USD	(2,428)
Basic Energy Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	541,761 USD	41,674
Bayerische Motoren Werke AG	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	336,776 EUR	6,598
BB&T Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	5,796,787 USD	(114,704)
Beacon Roofing Supply, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	839,448 USD	(11,536)
Beazer Homes Usa, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	119,328 USD	506
Beiersdorf AG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	28,564 EUR	558
Belden, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	21,798 USD	(925)
Bellicum Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	169,508 USD	(2,354)
Berkshire Hathaway, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	209,633 USD	(9,043)
Berry Global Group, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	127,962 USD	(1,225)
Best Buy Co., Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	244,637 USD	(17,727)
BGC Partners, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	285,059 USD	(1,664)
Big Lots, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	93,134 USD	(5,975)
Bio Rad Laboratories	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	77,084 USD	(2,103)
Biogen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	332,608 USD	(20,973)
Biohaven Pharmaceutical Holdings	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	502,553 USD	(107,950)
Biomarin Pharmaceutical, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	158,658 USD	(7,300)
Blackbaud, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	296,129 USD	(13,025)
Blackline, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	272,469 USD	(17,867)
Blackrock, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	835,809 USD	(45,679)
Blucora, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	146,987 USD	(8,990)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bluebird Bio, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	684,960 USD	$(51,401)
Bluegreen Vacations Corp.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	44,191 USD	2,453
Bluelinx Holdings, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	607,234 USD	(117,633)
Blueprint Medicines Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	467,371 USD	(82,618)
BMC Stock Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	38,691 USD	(1,479)
BNP Paribas SA	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	899,528 EUR	(3,017)
Boeing Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	316,986 USD	(15,511)
Boingo Wireless, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	510,695 USD	(37,969)
Booking Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	685,549 USD	(34,423)
Boot Barn Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	358,793 USD	(29,899)
Borgwarner, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	89,511 USD	(848)
Boston Beer Company, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	166,046 USD	1,311
Boston Private Financial Holding	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	59,986 USD	(1,933)
Box, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	906,705 USD	(48,079)
Boyd Gaming Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	478,526 USD	(26,490)
Braemar Hotels & Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	45,844 USD	(467)
Brighthouse Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	548,288 USD	(11,356)
BrightSphere Investment Group PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	294,266 USD	(15,977)
Brink’s Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	355,008 USD	(19,768)
Bristow Group, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	116,810 USD	(15,212)
Brixmor Property Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	220,127 USD	(150)
Broadcom, Inc.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	1,214,754 USD	(46,475)
Brookline Bancorp, Inc.	09/23/20	M	2.15%	Goldman Sachs International	2,716,769 USD	(155,897)
Brown Forman Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	374,692 USD	(11,182)
Brunswick Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	70,561 USD	(3,016)
Builders Firstsource, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	884,455 USD	(13,558)
Burlington Stores, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	343,846 USD	(22,650)
Bwx Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	575,843 USD	(16,951)
C, Inc.innati Bell, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	560,247 USD	(90,309)
C.H. Robinson Worldwide, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	157,981 USD	(3,472)
Cabot Oil & Gas Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	157,080 USD	4,094
Cactus, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	146,782 USD	(8,221)
Cadence Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	235,492 USD	2,032
Cadence Bancorp.	12/16/20	M	2.00%	Goldman Sachs International	604,718 USD	14,766
Cadence Design Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	209,346 USD	(11,793)
Caesar’s Entertainment Corp.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	654,382 USD	(82,476)
Caesarstone Ltd.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	112,314 USD	(3,971)
CAI International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	103,515 USD	(9,592)
California Resources Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	411,398 USD	(60,065)
Callon Petroleum Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	292,633 USD	(15,980)
Camden Property Trust	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,370,055 USD	20,689
Campbell Soup Co.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	185,900 USD	14,352
Cannae Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	23,332 USD	(1,355)
Capgemini	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	469,646 EUR	(5,006)
Capgemini SE	09/02/20	M	0.77%	JPMorgan Chase Bank, N.A.	430,000 EUR	(4,583)
Capital One Financial Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	4,881,402 USD	(215,782)
Capital One Financial Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	174,166 USD	(1,808)
Capitol Federal Financial, Inc.	09/23/20	M	2.15%	Goldman Sachs International	10,770,956 USD	(215,075)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CapStar Financial Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	88,369 USD	$(3,752)
Cara Therapeutics, Inc.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	262,219 USD	(7,245)
Carbon Black, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	166,418 USD	(15,597)
Carbonite, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	355,451 USD	(17,109)
Cardlytics, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	87,359 USD	(2,270)
Cardtronics PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	130,261 USD	(5,277)
Care.Com, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	47,880 USD	(4,682)
Caredx, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	276,529 USD	(69,548)
Cargurus, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	181,625 USD	(17,213)
Carmax, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	448,131 USD	(24,916)
Carrizo Oil & Gas, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	709,801 USD	(74,696)
Carter’s, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	308,641 USD	(18,165)
Carvana Co.	07/23/20	M	0.05%	Morgan Stanley Capital Services LLC	575,375 USD	(55,339)
Casa Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	94,792 USD	(9,447)
CatchMark Timber Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	337,402 USD	(1,432)
Caterpillar, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	522,905 USD	(30,485)
Cathay General Bancorp	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	9,245,947 USD	(263,765)
Cavco Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	178,791 USD	(3,611)
CBOE Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	214,298 USD	(4,254)
CBRE Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,045,743 USD	(27,649)
CBS Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	34,298 USD	(285)
CBS Corp.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	157,007 USD	(1,304)
Cedar Realty Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	464,971 USD	(49,116)
Celgene Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	452,270 USD	(23,534)
Centennial Resource Development, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	286,026 USD	(21,641)
Century Aluminum Company	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	799,736 USD	(46,294)
Ceridian HCM Holding, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	95,555 USD	(7,019)
CEVA, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	79,044 USD	(4,943)
Charles River Laboratories	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	51,021 USD	(1,381)
Chart Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	279,689 USD	(15,808)
Charter Communications, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	435,927 USD	(1,502)
Chegg, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	380,169 USD	(37,151)
Chemocentryx, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	61,446 USD	(4,440)
Chemours Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	610,684 USD	(46,081)
Chesapeake Energy Corp.	11/03/20	M	1.34%	Goldman Sachs International	2,053,794 USD	(216,189)
Chesapeake Utilities Corp.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	180,688 USD	1,909
Chevron Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	16,907 USD	45
Chico S Fas, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	21,126 USD	478
Children’s Place, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	288,938 USD	(4,304)
Chipotle Mexican Grill, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	430,644 USD	(36,553)
Chubb Ltd.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	60,549 USD	(1,070)
Cimarex Energy Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	435,551 USD	(9,254)
Cimpress NV	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	380,628 USD	(11,645)
Circor International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	180,714 USD	(2,146)
Cirrus Logic, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	109,161 USD	(1,029)
Cision Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	182,623 USD	(6,297)
Citigroup, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	150,809 USD	(4,434)
Citizens Financial Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	256,928 USD	(10,583)
Citrix Systems, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	123,814 USD	(675)
Clearwater Paper Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	246,981 USD	(1,325)
Cleveland Cliffs, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	391,043 USD	(1,085)
Cloudera, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,092,130 USD	(73,793)
Clovis Oncology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	876,820 USD	(42,426)
Cme Group, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	32,334 USD	(399)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CNO Financial Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	317,693 USD	$(9,369)
Coca-Cola Bottling Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	166,316 USD	288
Coca-Cola Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	447,409 USD	(5,305)
Coeur Mining, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	585,052 USD	13,491
Cognex Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	663,806 USD	(54,219)
Cohen & Steers, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	18,725 USD	(254)
Coherent, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	626,933 USD	(73,184)
Coherus Biosciences, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	631,890 USD	(25,583)
Colfax Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	161,473 USD	(7,859)
Collegium Pharmaceutical, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	321,125 USD	(51,928)
Colony Capital, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	734,630 USD	(3,153)
Columbia Sportswear Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	231,337 USD	(4,871)
Comerica, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	91,794 USD	(2,655)
Commerce Bancshares, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	4,518,098 USD	(159,316)
Commercial Vehicle Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	339,611 USD	(4,549)
Community Health Systems, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	388,740 USD	9,416
Commvault Systems, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	28,741 USD	(449)
Concert Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	159,287 USD	(12,158)
Conn’s, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	516,906 USD	(36,691)
Connectone BanCorp., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	2,110 USD	(88)
Conocophillips	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	144,502 USD	(3,704)
CONSOL Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	116,261 USD	(7,535)
Constellation Brands, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	599,683 USD	3,845
Container Store Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	80,755 USD	(9,036)
Continental AG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	57,056 EUR	1,039
Continental Resources, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	550,401 USD	(25,360)
Control4 Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,492 USD	(27,772)
Cooper Standard Holding	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	88,508 USD	(2,249)
Copart, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	165,148 USD	(6,764)
Corcept Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	357,720 USD	(40,542)
Corecivic, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	119,954 USD	1,420
CoreSite Realty Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	153,189 USD	(2,517)
Corium Intl, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	— USD	—
Cornerstone Ondemand, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	88,919 USD	(1,048)
CoStar Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	176,855 USD	(9,356)
Coupa Software, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	330,186 USD	(45,151)
Cousins Properties, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	60,524 USD	532
Covenant Transport Group, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	87,209 USD	(439)
Covestro AG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	30,945 EUR	82
Cowen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	181,669 USD	(14,563)
Cree, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	105,913 USD	(6,756)
Crown Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	477,912 USD	(6,087)
CSX Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	561,592 USD	(8,637)
Cubic Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	11,244 USD	(203)
Curtiss-Wright Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	53,551 USD	(1,083)
Customers Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	376,146 USD	(20,104)
Cutera, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	317,026 USD	(58,725)
Cymabay Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	87,080 USD	(17,709)
Cyrusone, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	180,077 USD	2,347
Cytokinetics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	145,034 USD	(6,975)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cytomx Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	543,249 USD	$(68,920)
Cytosorbents Corp.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	283,488 USD	(41,417)
Daimler AG	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	343,294 EUR	7,604
Dana, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	192,072 USD	(7,771)
Dave & Buster’s Entertainment, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	90,374 USD	(1,821)
Deciphera Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	182,245 USD	(8,449)
Deckers Outdoor Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	143,825 USD	777
Deere & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	656,521 USD	(25,634)
Del Frisco’s Restaurant Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	217,699 USD	(20,568)
Denali Therapeutics, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	232,150 USD	(28,372)
Denbury Resources, Inc.	11/02/20	M	2.00%	Goldman Sachs International	94,617 USD	(9,767)
Dermira, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	598,245 USD	17,997
Deutsche Telekom AG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	464,890 EUR	6,742
Deutsche Telekom AG	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	2,251,500 EUR	32,654
Devon Energy Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	764,459 USD	(21,759)
Dexcom, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	259,178 USD	(24,269)
Diamond Offshore Drilling, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	116,451 USD	(2,408)
Diamondback Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	540,609 USD	(23,934)
Dicerna Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	241,895 USD	(25,515)
Digimarc Corp.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	218,709 USD	10,620
Digital Realty Trust, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	89,945 USD	(623)
Dime Community Bancshares	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	222,985 USD	(10,592)
Diplomat Pharmacy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	83,349 USD	(2,553)
Discovery Communications, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	52,485 USD	(112)
Dish Network Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	462,144 USD	924
DMC Global, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	218,791 USD	(6,083)
Docusign, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	355,767 USD	(16,817)
Dollar General Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	301,648 USD	(11,784)
Dollar Tree, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	769,122 USD	(60,016)
Dominion Energy, Inc.	10/07/20	M	2.00%	Goldman Sachs International	17,577,582 USD	805,062
Domo, Inc. Class B	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	269,272 USD	(49,048)
Donnelley Financial Solution	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	488,577 USD	(13,234)
DowDuPont, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	667,889 USD	(38,154)
Dr Horton, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	390,909 USD	(11,181)
Duke Realty Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	51,785 USD	1,306
DXC Technology Co.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	11,408 USD	(608)
DXP Enterprises, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,369 USD	4
Dycom Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,013,810 USD	(90,660)
Dynavax Technologies Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	601,237 USD	(74,601)
E-Trade Financial Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,255 USD	(19,148)
E.On Se	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	41,723 EUR	1,278
Eagle Bancorp, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	69,294 USD	(1,774)
Eagle Materials, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	677,769 USD	(26,151)
East West Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	75,272 USD	(4,606)
Easterly Government Properties, Inc.	11/12/20	M	0.47%	Goldman Sachs International	3,367,076 USD	(137,744)
Eaton Vance Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	396,350 USD	(21,623)
Ebay, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	683,345 USD	(38,306)
Ebix, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	217,026 USD	(10,840)
Echo Global Logistics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	148,401 USD	(4,257)
Edgewell Personal Care Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	39,514 USD	110

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Edison International	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	400,126 USD	$(4,133)
Editas Medicine, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	516,851 USD	(129,568)
Edwards Lifesciences Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	43,756 USD	(1,736)
eGain Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	83,695 USD	(15,204)
Eldorado Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	359,777 USD	(28,756)
Electronic Arts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	556,252 USD	(15,608)
Elevate Credit, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	208,230 USD	(16,558)
Elf Beauty, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	524,087 USD	(22,073)
Ellie Mae, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	212,081 USD	(9,520)
EMCOR Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	18,128 USD	(436)
Emerson Electric Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	183,793 USD	(8,422)
Empire State Realty Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	35,315 USD	465
EMS Ins Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	79,564 USD	767
Encana Corp.	11/04/20	M	2.00%	Goldman Sachs International	17,150,273 USD	(1,275,113)
Encore Capital Group, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	588,200 USD	(43,550)
Endo International PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	135,212 USD	4,111
Endurance International Group Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	5,268 USD	(438)
Energizer Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	294,303 USD	(5,312)
Energy Recovery, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	272,632 USD	(13,164)
Enova International, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	74,290 USD	(1,118)
Entegris, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	60,125 USD	(6,962)
EOG Resources, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	360,729 USD	(146)
Epizyme, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	359,230 USD	(64,689)
Equifax, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	64,792 USD	(1,517)
Equinix, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	186,856 USD	(1,411)
Equity Residential	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	128,394 USD	731
Esperion Therapeutics, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	740,404 USD	(127,110)
Essent Group Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	301,252 USD	(22,364)
Essex Property Trust, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,483,311 USD	38,534
Essex Property Trust, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	56,637 USD	239
Essilor International S.A.	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	582,979 EUR	(605)
Essilor International S.A.	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	1,058,256 EUR	(1,099)
Estee Lauder Companies	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	92,822 USD	(2,151)
Etsy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	614,597 USD	(50,717)
Everbridge, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	246,178 USD	(33,989)
Evercore Partners, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	292,648 USD	(23,075)
Everi Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	14,944 USD	(176)
Evo Payments Inc Class A	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	113,823 USD	(6,641)
Evoqua Water Technologies LLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	986,196 USD	(48,501)
Exact Sciences Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	657,765 USD	(79,053)
Exela Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	183,506 USD	(19,867)
Exelixis, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	568,475 USD	(62,558)
Expedia, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	415,521 USD	(5,790)
Expeditors International Wash, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	84,547 USD	(2,948)
Extraction Oil & Gas, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	284,211 USD	(12,447)
Extreme Networks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	835,948 USD	(148,470)
EZCorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	412,066 USD	(1,605)
Facebook, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	606,882 USD	(29,822)
Farmers National Banc Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	3,953 USD	(213)
Fate Therapeutics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	194,679 USD	(21,840)
Federal Agricultural Mortgage Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	352,625 USD	(9,773)
Federated Investors, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	406,140 USD	(23,120)
Fedex Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	588,665 USD	(11,644)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ferro Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	261,291 USD	$(4,924)
Fiat Chrysler Automoblies NV	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	60,410 EUR	2,331
Fibrogen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	380,013 USD	(57,148)
Fidelity National Financial Inc	12/16/20	M	2.00%	Goldman Sachs International	635,447 USD	(21,523)
Fiesta Restaurant Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	57,875 USD	(3,886)
Fifth Third Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	102,203 USD	(2,788)
Fifth Third BanCorp	10/07/20	M	2.00%	Goldman Sachs International	7,066,348 USD	(248,706)
Fifth Third Bancorp	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	2,543,851 USD	(89,533)
Financial Select Sector SPDR Fund	09/23/20	M	2.26%	Goldman Sachs International	21,193,697 USD	(957,855)
FireEye, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	318,873 USD	(4,792)
First American Financial Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	110,526 USD	131
First Commonwealth Financial Corp.	10/14/20	M	2.15%	Goldman Sachs International	1,707,691 USD	(66,076)
First Commonwealth Financial Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	3,757,525 USD	(145,390)
First Data Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	466,998 USD	(30,917)
First Financial Bancorp	09/23/20	M	2.15%	Goldman Sachs International	7,749,407 USD	(337,524)
First Foundation, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	52,124 USD	(2,685)
First Horizon National Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	18,582 USD	(658)
First Internet Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	235,087 USD	(14,792)
First Interstate BancSystem, Inc.	09/23/20	M	2.15%	Goldman Sachs International	2,864,076 USD	(55,094)
First of Long Island Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	123,900 USD	(2,084)
First Solar, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	123,353 USD	(5,795)
Fitbit, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	456,888 USD	(16,181)
Five Below	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,052 USD	(49,662)
Five9, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	258,016 USD	(26,819)
Flagstar Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	266,714 USD	(7,371)
Fleetcor Technologies, Inc.	10/14/20	M	2.15%	Goldman Sachs International	3,566,269 USD	(172,089)
Fleetcor Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	172,246 USD	(5,303)
Flexion Therapeutics, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	349,506 USD	9,023
Floor & DeCor Holdings Inc. A	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	798,701 USD	(53,642)
Fluor Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	137,778 USD	(7,701)
FMC Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	278,661 USD	(12,150)
FNF Group	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	113,574 USD	(2,125)
Foot Locker, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	60,685 USD	(2,623)
ForeScout Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	590,638 USD	(90,404)
Forestar Group, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	390,295 USD	(13,211)
FormFactor, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	206,194 USD	(19,021)
Forterra, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	378,284 USD	(22,377)
Fortinet, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	238,945 USD	(7,208)
Fortive Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	471,255 USD	(13,596)
Fortune Brands Home & Security, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	419,564 USD	(10,179)
Forum Energy Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	402,774 USD	(33,829)
Fossil Group, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	361,410 USD	(12,602)
Franklin Resources, Inc.	11/18/20	M	2.15%	Goldman Sachs International	3,672,120 USD	(162,918)
Franklin Street Properties Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	152,759 USD	3,357
Freeport-McMoRan, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	454,592 USD	(11,761)
Front Yard Residential Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	606,396 USD	4,201

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Frp Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	205,657 USD	$(11,234)
Fts International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	153,371 USD	(8,901)
Fulton Financial Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	3,976,440 USD	(127,246)
G-III Apparel Group Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	418,637 USD	(19,208)
G1 Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	163,465 USD	(19,168)
Gain Capital Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	426,851 USD	6,819
GAMCO Investors, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	132,515 USD	3,290
Gap, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	101,673 USD	(4,793)
Gardner Denver Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	573,577 USD	(17,040)
GCP Applied Technologies	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	329,284 USD	(16,330)
Generac Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	161,566 USD	(8,557)
General Dynamics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	479,152 USD	(17,632)
General Electric Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	157,238 USD	(7,765)
General Finance Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	177,332 USD	(19,035)
General Motors Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	96,902 USD	(3)
Genesee & Wyoming, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	61,177 USD	(926)
Genworth Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	165,332 USD	(5,499)
GEO Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	82,440 USD	(378)
Gibraltar Industries, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	31,752 USD	(1,240)
Glaukos Corp.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	147,850 USD	(6,449)
Glaxosmithkline Plc	07/27/20	M	0.30%	Morgan Stanley Capital Services LLC	7,022,156 GBP	130,128
Global Blood Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	852,162 USD	(117,029)
Global Payments, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	145,508 USD	(2,277)
Glycomimetics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	51,810 USD	(2,225)
GMS, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	458,342 USD	(6,166)
GNC Holdings, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	634,642 USD	(33,848)
GoDaddy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	224,392 USD	(18,533)
Golden Entertainment, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	574,940 USD	(80,614)
GoPro, Inc.	07/23/20	M	0.85%	Morgan Stanley Capital Services LLC	308,048 USD	(8,205)
Government Properties Income	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	871,752 USD	(32,643)
GrafTech International Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	160,250 USD	(8,558)
Granite Construction, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	388,269 USD	(9,335)
Green Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	248,787 USD	(9,650)
Greenhill & Co., Inc.	09/23/20	M	2.15%	Goldman Sachs International	4,259,433 USD	(451,817)
Greenhill & Co., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	46,525 USD	(4,935)
Greenlight Capital Re, Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	566,099 USD	11,661
Groupon, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	736,931 USD	(76,234)
Grubhub, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	880,246 USD	(102,768)
Guidewire Software, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	156,037 USD	(10,039)
Gulfport Energy Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	357,975 USD	7,491
H&E Equipment Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	248,980 USD	(9,231)
Hain Celestial Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	283,411 USD	(6,209)
Halliburton Co.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	272,795 USD	(7,704)
Halliburton Co.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	361,357 USD	(10,205)
Halozyme Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	139,386 USD	(7,426)
Hamilton Beach Brand	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	17,205 USD	(1,938)
Hamilton Lane, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	204,590 USD	(13,377)
Hancock Holding Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	145,846 USD	(2,179)
Hanesbrands, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	498,504 USD	(26,616)
Hanmi Financial Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	343,972 USD	(21,916)
Hannover Rueck Se	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	1,560,867 EUR	(18,421)
Harris Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	241,993 USD	(9,264)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Harsco Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	224,574 USD	$(5,325)
Hartford Financial Services Group	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	183,610 USD	(6,325)
Hasbro, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	101,621 USD	(4,085)
HC2 Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	590,493 USD	(20,841)
HD Supply Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	80,720 USD	(3,175)
Healthcare Realty Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	8,796 USD	179
Healthcare Trust of America, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	20,279 USD	284
Hecla Mining Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	101,447 USD	817
Heico Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	117,355 USD	(3,746)
Hennes & Mauritz AB	03/26/19	M	1.62%	Credit Suisse Securities (Europe) Limited	6,669,968 SEK	15,098
Hennes & Mauritz AB	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	12,860,000 SEK	29,110
Herc Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	520,318 USD	(7,720)
Heritage Insurance Holdings	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	225,719 USD	(4,693)
Heron Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	473,601 USD	(79,933)
Hertz Global Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,005,522 USD	(17,996)
Hess Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	54,802 USD	492
HFF, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	777,849 USD	(12,486)
Hibbett Sports, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	240,411 USD	(17,776)
HighPoint Resources Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	212,937 USD	(13,912)
Hilltop Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	258,471 USD	(15,684)
Hilton Grand Vacations, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	517,875 USD	(28,794)
Home Bancshares, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	158,597 USD	(2,564)
Home Depot, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	264,295 USD	(13,022)
Homestreet, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	176,792 USD	(585)
Homology Medicines, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	82,284 USD	(12,165)
Hope BanCorp., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	58,316 USD	(1,102)
Hortonworks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	583,792 USD	(40,710)
Host Hotels & Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	7,848 USD	(37)
Houghton Mifflin Harcourt Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	165,775 USD	(7,633)
Houlihan Lokey, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	149,792 USD	(7,749)
Howard Hughes Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	564,222 USD	(29,991)
HSBC Holdings PLC	03/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	1,228,271 GBP	16,996
HSBC Holdings PLC	07/27/20	M	0.42%	JPMorgan Chase Bank, N.A.	5,490,075 GBP	75,968
Hub Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	278,549 USD	(16,306)
HubSpot, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	365,875 USD	(32,564)
Hudson Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	44,498 USD	(5,186)
Huntington Bancshares, Inc.	10/20/20	M	2.15%	Goldman Sachs International	3,845,689 USD	(109,498)
Huntington Ingalls Industries	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	334,552 USD	(17,522)
Huntsman Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	178,415 USD	(11,206)
Hyatt Hotels Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	49,598 USD	(1,778)
I3 Verticals, Inc. Class A	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	136,533 USD	(20,454)
IAC/ InterActiveCorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	284,957 USD	(22,184)
Iberdrola SA	03/26/19	M	0.71%	Credit Suisse Securities (Europe) Limited	64,821 EUR	(85)
Ichor Holdings, Ltd.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	515,495 USD	(62,340)
Idera Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	45,271 USD	2,762
Ii Vi, Inc.	11/12/20	M	2.00%	Goldman Sachs International	3,805,278 USD	(205,090)
Illinois Tool Works	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	233,719 USD	(2,811)
Illumina, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	803,683 USD	(54,717)
Immersion Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	287,386 USD	(22,460)
ImmunoGen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	676,269 USD	(147,612)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Immunomedics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	632,735 USD	$32,796
Incyte Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	426,120 USD	(35,734)
Independen Bank Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	98,583 USD	(875)
Independent Bank Group, Inc.	11/12/20	M	2.00%	Goldman Sachs International	616,750 USD	(3,387)
Indtuit, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	279,564 USD	(7,050)
Infinera Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	337,592 USD	(29,436)
Infrastructure & Energy Alabama	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	88,083 USD	(11,147)
Ing Groep Nv	03/26/19	M	0.04%	Credit Suisse Securities (Europe) Limited	552,465 EUR	(3,165)
Ingevity Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	58,229 USD	(4,371)
InnerWorkings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	361,500 USD	(58,379)
Inogen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	328,576 USD	(25,308)
Inphi Corp.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	305,032 USD	(13,060)
Insmed, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	640,650 USD	(76,528)
Inspire Medical Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	213,450 USD	(27,037)
Installed Building Products	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	717,424 USD	(38,647)
Instructure, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	413,875 USD	(24,842)
Insulet Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	221,218 USD	(17,614)
Intellia Therapeutics, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	453,242 USD	(89,932)
Intelsat SA	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	334,978 USD	(28,481)
Intercept Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	315,414 USD	(32,916)
Intercontinental Exchange, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	182,481 USD	(3,810)
Internap Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	726,980 USD	9,299
Intersect ENT, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	53,227 USD	(3,302)
Intl Fcstone, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	56,217 USD	(1,872)
Intrepid Potash, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	170,689 USD	6,928
Intrexon Corp.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	456,995 USD	15,545
Intricon Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	201,090 USD	(24,697)
Intuitive Surgical, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	290,814 USD	(21,442)
Invesco Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	799,072 USD	(36,957)
Investors Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	58,125 USD	(1,373)
Invitae Corp.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	310,585 USD	(47,638)
ION Geophysical Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	255,263 USD	(2,587)
Ionis Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	397,208 USD	(42,786)
Iovance Biotherapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	523,424 USD	(93,394)
IPG Photonics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	806,102 USD	(41,761)
Iqvia Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	279,409 USD	(16,360)
iRhythm Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	278,279 USD	(37,647)
iRobot Corp.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	428,782 USD	(47,112)
Iron Mountain, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	151,621 USD	(1,321)
Ironwood Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	196,069 USD	(22,113)
iShares US Real Estate ETF	09/23/20	M	1.68%	Goldman Sachs International	13,896,224 USD	(46,513)
Iteris, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	35,292 USD	(5,212)
Itron, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	169,595 USD	(3,439)
J. Jill, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	292,000 USD	(34,281)
J.B. Hunt Transport Services, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	565,470 USD	(3,004)
Jacobs Engineering Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	451,159 USD	(17,690)
Jagged Peak Energy, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	316,791 USD	(14,912)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Janus Henderson Group PLC	09/23/20	M	2.15%	Goldman Sachs International	513,298 USD	$(32,674)
Jefferies Financial Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	491,729 USD	(16,694)
JELD-WEN Holding, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	713,442 USD	(9,478)
John Bean Technologies Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	752,688 USD	(27,600)
Jones Lang Lasalle, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	713,272 USD	(5,309)
JPMorgan Chase & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	350,312 USD	(12,834)
Kadmon Holdings, Inc.	07/23/20	M	0.63%	Morgan Stanley Capital Services LLC	57,491 USD	(4,468)
Kala Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	317,812 USD	(44,449)
Kansas City Southern Railway	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	22,271 USD	(160)
Karyopharm Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	180,744 USD	(25,789)
KB Home	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,154 USD	(2,988)
KBC Groep NV	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	198,031 EUR	639
Kbr, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	72,492 USD	(6,110)
Keane Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	512,438 USD	(10,223)
Kearny Financial Corp.	09/23/20	M	2.15%	Goldman Sachs International	11,032,115 USD	(608,355)
Kemet Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	239,147 USD	(22,691)
Kennametal, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	11,703 USD	(244)
Kennedy Wilson Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	82,015 USD	(767)
Keurig Dr Pepper, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	90,862 USD	(1,775)
KeyCorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	77,801 USD	(2,514)
Keysight Technologies, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	67,506 USD	(3,327)
Kimco Realty Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	351,720 USD	1,673
Kingstone Cos, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	128,927 USD	(20,500)
Kiniksa Pharmaceuticals Ltd.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	67,137 USD	(19,970)
Kirby Corp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	388,524 USD	(18,330)
Kirkland’s, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	184,280 USD	(23,169)
Kite Realty Group Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	42,700 USD	627
Knight Swift Transportation	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	682,426 USD	(30,415)
Kohl’s Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	46,888 USD	(810)
Koppers Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	659,702 USD	(9,424)
Kraton Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	254,942 USD	(27,121)
Kratos Defense & Security Solutions, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	365,343 USD	(27,670)
Kroger Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	165,266 USD	(37)
Kura Oncology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	300,841 USD	(17,937)
L’ Oreal	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	200,499 EUR	(572)
L’Oreal	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	835,715 EUR	(2,385)
L3 Technologies, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	241,751 USD	(11,272)
La Jolla Pharmaceutical Co	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	560,710 USD	(6,618)
Ladenburg Thalmann Financial	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	172,388 USD	530
Lam Research Corp.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	221,324 USD	(10,845)
Lands End, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	326,714 USD	(45,887)
Landstar System, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	314,865 USD	(5,725)
Lantheus Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	156,427 USD	(11,826)
Laredo Petroleum, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	669,246 USD	(62,679)
Las Vegas Sands Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	52,392 USD	(1,116)
Lazard Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	429,223 USD	(26,025)
Lear Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	153,488 USD	(1,192)
LegacyTexas Financial Group, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	39,536 USD	(962)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Legal & General Group PLC	07/27/20	M	0.03%	JPMorgan Chase Bank, N.A.	911,251 GBP	$(21,509)
Legg Mason, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	587,733 USD	(38,282)
Legg Mason, Inc.	09/23/20	M	2.15%	Goldman Sachs International	1,654,490 USD	(107,766)
LendingClub Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	767,722 USD	(26,036)
LendingTree, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	767,028 USD	(46,039)
Lennar Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	775,358 USD	(5,528)
Leonardo SpA	10/04/19	M	0.41%	Credit Suisse Securities (Europe) Limited	233,510 EUR	2,075
Lexicon Pharmaceuticals, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	80,613 USD	(3,814)
Lexington Realty Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	95,056 USD	(935)
LGI Homes, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	632,367 USD	(28,071)
Liberty Oilfield Services, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	242,179 USD	4,767
Liberty TripAdvisor Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	153,461 USD	(4,565)
Ligand Pharmaceuticals, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	239,957 USD	(5,795)
Limelight Networks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	45,016 USD	(1,801)
Lincoln National Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	260,145 USD	(9,592)
Linde Plc	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	215,283 USD	(2,861)
Lions Gate Entertainment Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	75,043 USD	(10,995)
Lithia Motors, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	48,075 USD	(2,303)
Littelfuse, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	165,704 USD	(11,778)
Live Nation Entertainment, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	140,429 USD	(1,411)
Live Oak Bancshares, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	428,146 USD	(26,358)
LKQ Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	512,907 USD	(3,482)
Lockheed Martin Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	359,908 USD	(12,429)
Loews Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	7,720 USD	(200)
Logmein, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	8,409 USD	(319)
Lovesac Co/The	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	268,147 USD	(16,240)
Lowe’s Cos, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	330,393 USD	(16,789)
Loxo Oncology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	199,748 USD	(17,640)
Lpl Financial Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	176,399 USD	(8,856)
Lululemon Athletica, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	480,842 USD	(23,474)
Lumber Liquidators Holdings	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	643,134 USD	32,093
Lydall, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	44,917 USD	(1,451)
Macerich Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	325,583 USD	(12,174)
Mack Cali Realty Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	99,028 USD	(1,488)
Macom Technology Solutions Holdings, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	704,203 USD	(22,022)
MacroGenics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	32,705 USD	(2,524)
Madrigal Pharmaceuticals, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	672,275 USD	(117,892)
Malibu Boats, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	196,829 USD	(11,241)
Malvern BanCorp., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	23,248 USD	(704)
Mammoth Energy Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	95,576 USD	(1,732)
Manitex International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	65,576 USD	(6,889)
Manitowoc Company, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	530,835 USD	(31,606)
Marathon Oil Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	336,237 USD	(19,682)
Marcus & Millichap, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	70,632 USD	(465)
Marinemax, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	6,487 USD	(562)
Marinus Pharmaceuticals, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	141,797 USD	(27,769)
Marriott International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	549,186 USD	(26,508)
Marsh & Mclennan Cos.	10/13/20	M	2.15%	Goldman Sachs International	2,887,510 USD	(84,214)
Martin Marietta Materials	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	926,801 USD	(34,468)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Masco Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	189,511 USD	$(4,613)
Masonite International Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	12,210 USD	330
Mastec, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	657,116 USD	(47,533)
Mastercard, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	120,110 USD	(8,360)
MasterCraft Boat Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	190,200 USD	(1,849)
Matador Resources Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	463,330 USD	(22,774)
Match Group, Inc.	07/23/20	M	1.30%	Morgan Stanley Capital Services LLC	429,405 USD	(35,719)
Mattel, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	768,567 USD	(34,569)
Maui Land & Pineapple Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	97,872 USD	(168)
Maxlinear, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	159,984 USD	(12,021)
MBIA, Inc.	07/23/20	M	1.69%	Morgan Stanley Capital Services LLC	151,703 USD	(9,365)
McDermott International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	943,237 USD	(43,766)
MDC Partners, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	505,820 USD	1,304
MedEquities Realty Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,435 USD	(11,473)
Medicines Company	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	430,535 USD	(42,070)
Medifast, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	391,390 USD	(12,174)
Medpace Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	111,380 USD	(11,735)
Mercury General Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	27,051 USD	(459)
Mercury Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	491,131 USD	(42,300)
Meridian Bancorp, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	5,323,991 USD	(86,907)
Meridian BanCorp., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	25,052 USD	(409)
Meritage Homes Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	26,582 USD	(1,032)
Meritor, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	663,082 USD	(6,334)
Mersana Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	157,093 USD	3,660
Meta Financial Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	407,654 USD	(16,386)
Metlife, Inc.	12/30/20	M	2.15%	Goldman Sachs International	1,787,441 USD	(139,792)
Metlife, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	135,175 USD	(7,796)
Metropolitan Bank Holding, Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	62,996 USD	587
Mettler Toledo International	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	727,832 USD	(21,561)
MGIC Investment Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	452,434 USD	(36,456)
MGM Resorts International	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	426,854 USD	(35,857)
MGP Ingredients, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	531,203 USD	(3,583)
Michael Kors Holdings Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	959,874 USD	(38,484)
Michelin	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	130,299 EUR	(3,887)
Micro Focus International Plc	03/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	110,802 GBP	(3,936)
Microchip Technology, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	113,512 USD	(6,163)
Micron Technology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	239,498 USD	(11,138)
Microsoft Corp.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	980,532 USD	(33,340)
Microsoft Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	143,373 USD	(4,615)
Mid America Apartment Communities, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	2,659 USD	(21)
Middleby Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	576,787 USD	(3,843)
Midsouth Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	7,538 USD	(116)
Milacron Holdings Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	65,800 USD	1,035
Mindbody, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	175,393 USD	(86,650)
Mirati Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,248 USD	(52,129)
Mitek Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	35,565 USD	(1,718)
MKS Instruments, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	19,648 USD	(1,738)
Model N, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	114,374 USD	(992)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Moelis & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	244,975 USD	$(6,171)
Mohawk Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	702,674 USD	(20,958)
Molecular Templates, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	120,422 USD	(24,803)
Molson Coors Brewing Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	32,837 USD	(691)
Momenta Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	367,989 USD	(19,294)
Monster Beverage Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	628,772 USD	(11,235)
Moody’s Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,439 USD	(13,771)
Motorcar Parts of America, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	72,933 USD	(3,394)
MRC Global, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	228,460 USD	5,825
Msci, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	107,791 USD	(4,403)
MSHCCIBB	07/29/20	M	1.95%	Morgan Stanley Capital Services LLC	19,042,934 USD	(474,299)
Mshccihe	07/29/20	M	1.95%	Morgan Stanley Capital Services LLC	5,938,859 USD	(131,973)
MSHCCIHF	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	14,477,775 USD	(206,465)
MSHCCIHI	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	10,665,153 USD	(429,016)
MSHCCXLV	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	22,962,652 USD	(709,289)
MSHCQQQ	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	12,156,741 USD	(575,128)
MSHCSERV	07/29/20	M	1.95%	Morgan Stanley Capital Services LLC	11,750,874 USD	(600,739)
MSHCSPY	07/29/20	M	2.05%	Morgan Stanley Capital Services LLC	15,945,225 USD	(518,421)
Muenchener Rueckver AG REG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	3,331,158 EUR	(44,580)
Multi-Color Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	151,832 USD	(11,547)
MyoKardia, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	73,375 USD	(697)
MYR Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	43,556 USD	(2,192)
Myriad Genetics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	78,945 USD	(4,776)
Nasdaq, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	60,045 USD	(806)
National Bank Holdings Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	6,666,606 USD	(161,467)
National Beverage Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,650 USD	17,259
National Fuel Gas Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	150,734 USD	879
National Oilwell Varco, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	11,207 USD	(204)
National Vision Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	219,837 USD	(14,650)
Natural Grocers by Vitamin C	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	294,195 USD	19,818
Navient Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	292,042 USD	(9,233)
Navistar International Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	624,950 USD	(23,748)
NBT Bancorp, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,225,482 USD	(27,160)
NCI Building Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	659,478 USD	(3,716)
NCS Multistage Holdings, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	121,150 USD	853
Nektar Therapeutics	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	794,410 USD	(55,740)
Neophotonics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	63,274 USD	(5,290)
Nestle SA	03/26/19	M	1.10%	Credit Suisse Securities (Europe) Limited	656,330 CHF	12,964
Nestle SA REG	07/27/20	M	1.24%	JPMorgan Chase Bank, N.A.	670,246 CHF	13,239
Netapp, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	70,597 USD	(649)
Netflix, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	875,759 USD	(74,702)
Netgear, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	66,165 USD	(6,417)
Neurocrine Biosciences, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	255,071 USD	(5,718)
Nevro Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	773,810 USD	(52,253)
New Jersey Resources Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	74,115 USD	(1,149)
New Relic, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	511,177 USD	(47,921)
New Senior Investment Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	378,598 USD	20,018

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
New York Community Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	251,090 USD	$(18,017)
Newfield Exploration Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	703,167 USD	(57,042)
NewStar Financial, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	— USD	—
NII Holdings, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	102,786 USD	(12,848)
Nike, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	302,150 USD	(7,236)
Nine Energy Service, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	125,912 USD	(6,398)
NiSource, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	84,793 USD	2,279
Nlight, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	122,491 USD	(7,766)
NMI Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	392,257 USD	(35,162)
NN Group NV	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	531,109 EUR	(5,114)
NN Group NV	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	1,725,500 EUR	(16,613)
Noble Corp. PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	187,213 USD	(4,679)
Noble Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	225,593 USD	(7,275)
Noodles & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	49,190 USD	(2,298)
Nordson Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	36,092 USD	(1,025)
Nordstrom, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	62,708 USD	(682)
Norfolk Southern Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	560,371 USD	(11,769)
Northeast BanCorp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	19,375 USD	(935)
Northern Trust Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	534,085 USD	(25,132)
Northfield Bancorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	41,461 USD	(2,225)
Northrop Grumman Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	756,559 USD	(33,489)
Northwest Bancshares, Inc.	12/16/20	M	2.15%	Goldman Sachs International	868,278 USD	(43,602)
Northwest Bancshares, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	11,890,923 USD	(597,126)
Norwegian Cruise Line Holdings Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	288,956 USD	(11,334)
Novanta, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	37,685 USD	(2,446)
Novocure Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	169,315 USD	(21,421)
Now, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	177,509 USD	(12,223)
NRG Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	421,440 USD	(27,069)
Nuance Communications, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	11,462 USD	(140)
Nutanix, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	956,098 USD	(134,226)
Nutrisystem, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	354,498 USD	(4,660)
Nuvectra Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	221,275 USD	(42,207)
NV5 Global, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	66,437 USD	(5,255)
Nvent Electric PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	23,059 USD	(2,366)
Nvidia Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	944,878 USD	(27,936)
NVR, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	574,094 USD	(20,532)
NXP Semiconductors N.V.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	509,357 USD	(20,310)
O’Reilly Automotive, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	223,976 USD	(4,315)
Oasis Petroleum, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	303,239 USD	(30,143)
Oceaneering International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	109,637 USD	(7,866)
Odonate Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	86,201 USD	(8,178)
Oil States International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	117,050 USD	(3,373)
Okta, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	625,025 USD	(103,571)
Old Dominion Freight Line	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	363,315 USD	(9,501)
Ollie’s Bargain Outlet Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	62,519 USD	(4,656)
Omeros Corp.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	292,512 USD	(7,266)
Omnicrom Group	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	1,188,081 USD	(50,920)
Omnova Solutions, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	71,130 USD	(3,460)
On Deck Capital, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	439,117 USD	8,682
On Semiconductor Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	430,669 USD	(28,656)
One Gas Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	189,994 USD	(3,593)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OneMain Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	119,862 USD	$(5,523)
OPKO Health, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	99,633 USD	(17,514)
Oppenheimer Holdings	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	39,640 USD	(2,211)
Optinose, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	84,266 USD	(2,664)
Opus Bank	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	323,964 USD	(28,225)
Oracle Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	78,228 USD	(242)
Orbcomm, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	49,455 USD	(2,385)
Orchid Island Capital, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	57,043 USD	(3,911)
Oritani Financial Corp.	11/24/20	M	2.15%	Goldman Sachs International	1,050,415 USD	(31,542)
Ormat Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	691,275 USD	(14,514)
Orthopediatrics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	289,147 USD	(55,537)
Oshkosh Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	270,710 USD	(10,028)
Outfront Media, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	201,934 USD	(5,377)
Owens Corning	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	340,697 USD	(7,053)
Owens Illinois, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	314,304 USD	(23,514)
Pacific Premier BanCorp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	267,599 USD	(25,371)
Pacira Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	149,016 USD	(4,824)
PacWest Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	38,324 USD	(1,645)
Palo Alto Networks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	409,343 USD	(29,701)
Par Technology Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	149,806 USD	(40,854)
Paramount Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	68,687 USD	1,341
Paratek Pharmaceuticals, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	83,131 USD	(4,438)
Parker Hannifin Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	232,095 USD	(3,994)
Parsley Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	497,936 USD	(35,652)
Patrick Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	605,019 USD	(26,444)
Patterson UTI Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	260,820 USD	(9,129)
Paycom Software, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	343,662 USD	(20,749)
Paylocity Holding Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	103,278 USD	(10,820)
Paypal Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	653,285 USD	(46,175)
PDC Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	387,901 USD	(24,662)
pdvWireless, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	65,799 USD	(10,963)
Penn Real Estate Investment Trust	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	572,330 USD	1,151
Penn Virginia Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	217,725 USD	(5,813)
Penumbra, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	56,376 USD	(3,013)
People’s United Financial, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	7,637,682 USD	(189,857)
PepsiCo., Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	501,143 USD	(10,379)
PerkinElmer, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	363,767 USD	(20,971)
Petiq, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	43,497 USD	(1,495)
PetMed Express, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	170,446 USD	(1,329)
Peugeot SA	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	223,070 EUR	(618)
PG&E Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,119,982 USD	(49,230)
PGT Innovations, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	235,088 USD	(8,273)
Pieris Pharmaceuticals, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	111,495 USD	(9,065)
Pilgrim’s Pride Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	229,132 USD	2,484
Pinnacle Financial Partners	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	136,292 USD	(2,376)
Pioneer Natural Resources Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	399,722 USD	(19,564)
Piper Jaffray Cos.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	394,491 USD	(25,042)
PJT Partners, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	224,827 USD	(16,299)
Platform Specialty Products Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	43,081 USD	(2,423)
PlayAGS, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	125,372 USD	(17,458)
Pluralsight, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	324,840 USD	(65,266)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PNC Financial Services Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	65,051 USD	$(2,173)
Polaris Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	253,788 USD	(14,055)
Portola Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	952,173 USD	(246,472)
Potlatchdeltic Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	315,245 USD	(16,342)
PPG Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	66,065 USD	(998)
PRA Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	349,233 USD	(19,363)
PRA Health Sciences, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	226,827 USD	(10,706)
Preferred Apartment Communities, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	404,818 USD	(1,938)
Preferred Bank	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	4,391,206 USD	(241,522)
Preferred Bank	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	41 USD	(2)
Prgx Global, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	49,089 USD	(3,498)
Primo Water Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	41,536 USD	151
Principal Financial Group	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,734,138 USD	(107,133)
Principal Financial Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	333,921 USD	(19,748)
Proassurance Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	242,108 USD	(12,852)
Procter & Gamble Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	144,905 USD	(329)
Progenics Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	260,440 USD	(32,817)
Prologis, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	201,070 USD	131
Proofpoint, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	643,336 USD	(28,736)
Propetro Holding Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	382,192 USD	(5,987)
Proteostasis Therapeutics, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	158,583 USD	32,340
Prothena Corp. PLC	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	159,300 USD	(25,266)
Proto Labs, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	199,471 USD	(19,342)
Provident Financial Services	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	3,520,548 USD	(99,338)
Prudential Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	313,711 USD	(10,858)
Prudential Plc	03/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	423,581 GBP	(2,992)
PTC Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	303,735 USD	(37,372)
PTC, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	70,872 USD	(3,240)
PulteGroup, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	222,194 USD	(6,076)
Puma Biotechnology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,056,454 USD	(6,731)
Pure Cycle Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	61,517 USD	(1,071)
Pure Storage, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	578,180 USD	(40,804)
PVH Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	221,588 USD	(9,114)
Pzena Investment Management, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	136,738 USD	4,583
Q2 Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	57,128 USD	(3,818)
QEP Resources, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	199,576 USD	(6,949)
Qiagen N.V.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	98,513 USD	(3,184)
Qorvo, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	186,881 USD	(8,488)
QTS Realty Trust, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	585,271 USD	(13,271)
Qualys, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	192,355 USD	(17,291)
Quanta Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	155,658 USD	(9,501)
Quanterix Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	399,085 USD	1,520
QuinStreet, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	169,828 USD	(11,591)
Quorum Health Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	43,646 USD	6,105
Quotient Technology, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	70,704 USD	(1,973)
Qurate Retail, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	240,883 USD	(13,970)
Radius Health, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	646,303 USD	(151,417)
Ralph Lauren Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	415,974 USD	(24,042)
Range Resources Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	32,694 USD	1,343
Rapid7, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	272,087 USD	(20,973)
Raymond James Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	482,379 USD	(27,404)
Raytheon Company	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	393,783 USD	(5,387)
Re/Max Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	668,357 USD	(32,897)
Realogy Holdings Corp.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	825,701 USD	15,145

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RealPage, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	203,310 USD	$(13,689)
Realty Income Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	28,924 USD	178
Reata Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	122,541 USD	(13,894)
Recro Pharma, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	173,488 USD	(7,654)
Red Robin Gourmet Burgers	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	151,443 USD	2,399
Red Rock Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	285,606 USD	(11,103)
Regency Centers Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	84,784 USD	(1,535)
Regeneron Pharmaceuticals	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	217,841 USD	(16,717)
REGENXBIO, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	171,723 USD	(9,543)
Regional Management Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	57,267 USD	(1,415)
Regions Financial Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	40,461 USD	(1,552)
RELX PLC	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	658,691 EUR	(15,647)
Restoration Hardware Holdings, Inc.	07/23/20	M	1.45%	Morgan Stanley Capital Services LLC	600,324 USD	(34,602)
Retail Properties of America, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	50,159 USD	1,041
REV Group Inc	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	365,884 USD	(8,474)
Revance Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	117,968 USD	(13,521)
Rexnord Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	30,460 USD	(637)
Rhythm Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	310,787 USD	(30,052)
Rigel Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	382,814 USD	(28,622)
Ring Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	217,544 USD	(41,267)
Ringcentral, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	455,087 USD	(68,902)
RLJ Lodging Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	132,426 USD	2,767
RMR Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	312,368 USD	11,670
Rocket Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	163,980 USD	(52,807)
Rockwell Automation, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	70,806 USD	(2,327)
Rogers Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	177,917 USD	(11,288)
Roku, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	489,803 USD	(59,205)
Ross Stores, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	224,252 USD	(15,198)
Royal Caribbean Cruises Ltd	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	133,869 USD	(4,895)
RPC, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	65,541 USD	(401)
Rtw Retailwinds, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	94,901 USD	(6,065)
Ryerson Holding Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	402,870 USD	13,600
S & T Bancorp, Inc.	09/23/20	M	2.15%	Goldman Sachs International	2,446,735 USD	(71,933)
S&P Global, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	337,377 USD	(12,360)
Sabra Health Care Reit, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	8,448 USD	225
Safeguard Scientifics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	277,508 USD	(20,761)
Sage Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	668,303 USD	(112,961)
Saia, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	274,256 USD	(9,645)
SailPoint Technologies Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	262,226 USD	(25,879)
Sainsbury PLC	03/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	1,207,375 GBP	28,499
Saipem Spa	10/04/19	M	0.41%	Credit Suisse Securities (Europe) Limited	133,137 EUR	(1,272)
Salesforce.com, Inc.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	665,435 USD	(76,121)
Salesforce.com, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	707,474 USD	(80,104)
Sally Beauty Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	206,412 USD	(5,468)
Sanderson Farms, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	50,281 USD	(1,250)
Sandridge Energy, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	3,379 USD	(69)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sandy Spring Bancorp, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	2,072,611 USD	$(23,408)
Sangamo Therapeutics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	733,263 USD	(117,026)
Sarepta Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	529,629 USD	(55,308)
Saul Centers, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	190,769 USD	2,078
Savara, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	118,202 USD	(24,508)
Schlumberger Ltd.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	246,044 USD	(2,619)
Schneider National, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	43,876 USD	(858)
Scholar Rock Holding Corp.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	91,178 USD	(4,975)
Schwab (Charles) Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	702,876 USD	(42,920)
Science Applications International Corp	12/16/20	M	2.00%	Goldman Sachs International	259,607 USD	(14,048)
Scientific Games Corp.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	793,432 USD	(144,213)
Seaspine Holdings Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	6,428 USD	(1,160)
Seattle Genetics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	207,439 USD	(16,821)
Seaworld Entertainment, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	35,843 USD	675
SEI Investments Company	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	489,778 USD	(28,494)
Select Energy Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	490,484 USD	43,819
Selecta Biosciences, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	130,007 USD	26,355
Sempra Energy	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	370,236 USD	12,019
Senior Housing Property Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	273,715 USD	3,686
Sensata Technologies Holding	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	322,324 USD	(18,639)
Senseonics Holdings, Inc.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	234,904 USD	(1,361)
Seritage Growth Properties	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	6,319 USD	(212)
ServiceNow, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	740,438 USD	(68,443)
Shake Shack, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	419,023 USD	(29,000)
Sherwin Williams Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	230,248 USD	(8,189)
ShotSpotter, Inc	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	177,852 USD	(22,854)
Shutterfly, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	649,061 USD	(81,417)
Shutterstock, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	215,711 USD	(21,991)
SI Green Realty Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	90,057 USD	1,567
Siemens Healthineers AG	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	4,389,558 EUR	27,374
Signature Bank	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	174,309 USD	(982)
Signet Jewelers Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	234,728 USD	(11,839)
Simply Good Foods Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	396,705 USD	(41,246)
Sirius Xm Holdings, Inc.	12/16/20	M	6.35%	Goldman Sachs International	300,211 USD	(6,445)
Site Centers Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	388,226 USD	876
Siteone Landscape Supply, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	712,707 USD	(31,227)
Skechers USA, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	851,619 USD	(28,867)
Skyline Champion Corp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	321,975 USD	(28,896)
Sleep Number Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	194,366 USD	750
SLM Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	65,371 USD	(1,283)
SM Energy Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	313,889 USD	(19,519)
Smart & Final Stores, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	513,960 USD	52,564
Smart Global Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	609,040 USD	(20,125)
Smith (A.O.) Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	294,586 USD	(4,229)
Societe Generale SA	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	132,810 EUR	1,463
Solaris Oilfield Infrastructure, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	345,737 USD	(32,233)
Solid Biosciences, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	222,249 USD	(35,487)
Solvay SA	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	391,766 EUR	2,657
Sothebys	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	26,143 USD	(2,470)
South Jersey Industries	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	345,997 USD	(502)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Southwest Gas Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	405,064 USD	$7,188
Southwestern Energy Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	325,552 USD	1,898
Spark Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	617,933 USD	(35,236)
Spartan Motors, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	543,636 USD	(2,265)
SPARTON CORP	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	477,030 USD	(21)
SPDR S&P 500 ETF Trust	09/23/20	M	2.26%	Goldman Sachs International	18,246,218 USD	(639,987)
SPDR S&P Regional Banking ETF	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	11,092,899 USD	(423,337)
Spectrum Brands Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	851,457 USD	2,612
Spectrum Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	530,836 USD	(105,376)
Spirit Aerosystems Hold	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	244,780 USD	(16,474)
Spirit Airlines, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	154,727 USD	(8,839)
Splunk, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	807,545 USD	(114,296)
Sportsman’s Warehouse Holding, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	167,576 USD	(4,317)
Spring Bank Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	30,794 USD	(5,706)
Sprouts Farmers Market, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	348,721 USD	(7,456)
SPX Flow, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	209,939 USD	(16,447)
Square, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	685,996 USD	(45,586)
Src Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	298,385 USD	(25,497)
St. Joe Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	419,627 USD	2,534
Staar Surgical Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	2,632 USD	(113)
Stamps.com, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	566,618 USD	(39,911)
Stanley Black & Decker, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	358,831 USD	(15,836)
Starbucks Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	67,447 USD	(817)
State Street Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	710,373 USD	(34,168)
Stemline Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	111,607 USD	(17,222)
Stericycle, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	234,232 USD	700
Sterling BanCorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	305,861 USD	(6,045)
Sterling Construction Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	88,179 USD	(6,803)
Steven Madden, Ltd.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	75,028 USD	(3,133)
Stifel Financial Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	517,951 USD	(31,858)
Summit Hotel Properties, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	156,535 USD	641
Sun Hydraulics Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	538,320 USD	(16,551)
Sunrun, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	222,578 USD	204
Sunstone Hotel Investors, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	64,705 USD	1,268
Superior Energy Services, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	326,884 USD	(32,152)
Supernus Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	137,439 USD	(9,725)
SVB Financial Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	293,915 USD	(9,957)
Swiss Re AG	03/26/19	M	1.35%	Credit Suisse Securities (Europe) Limited	382,643 CHF	(3,399)
Switch, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	734,331 USD	(56,487)
Symantec Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	346,153 USD	(8,412)
Synaptics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	202,556 USD	(7,978)
Synchrony Financial	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	372,377 USD	(13,282)
Syndax Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	143,959 USD	(32,520)
Syneos Health, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	76,003 USD	(3,012)
Synopsys, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	136,660 USD	(2,673)
Synovus Financial Corp.	10/07/20	M	2.00%	Goldman Sachs International	2,285,244 USD	(82,144)
Systemax, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	130,098 USD	(437)
T Mobile Us, Inc.	10/07/20	M	2.00%	Goldman Sachs International	20,375,651 USD	(552,738)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
T. Rowe Price Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	506,188 USD	$(32,315)
T2 Biosystems, Inc.	07/23/20	M	0.05%	Morgan Stanley Capital Services LLC	234,362 USD	3,074
Tableau Software, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	196,837 USD	(12,923)
Tabula Rasa Healthcare, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	115,588 USD	(11,677)
Tailored Brands, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	129,964 USD	(1,553)
Take Two Interactive Software, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	609,254 USD	(9,003)
Takeda Pharmaceutical Co. Ltd.	11/12/20	M	5.93%	Goldman Sachs International	1,221,654,590 JPY	377,830
Takeda Pharmaceutical Co. Ltd.	10/28/19	M	2.12%	Credit Suisse Securities (Europe) Limited	1,460,270,688 JPY	439,379
Talos Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	96,172 USD	(7,770)
Tandem Diabetes Care, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	337,059 USD	(68,802)
Tanger Factory Outlet Center, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	155,531 USD	2,122
Tapestry, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	337,904 USD	(8,978)
Target Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	5,848 USD	(100)
Taubman Centers, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	225,220 USD	(2,503)
Taylor Morrison Home Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	40,336 USD	(558)
TD Ameritrade Holding Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	405,805 USD	(17,748)
Tech Data Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	92,842 USD	(4,185)
TechnipFMC PLC	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	224,285 EUR	(9,983)
TechnipFMC PLC	07/27/20	M	0.77%	JPMorgan Chase Bank, N.A.	31,703 EUR	(1,411)
Techtarget	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	48,217 USD	(1,246)
Tejon Ranch Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	207,007 USD	8,959
Teladoc, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	169,262 USD	(21,384)
Telaria, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	15,838 USD	(176)
Tele2 AB	03/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,807,603 SEK	(8,659)
Tele2 AB	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	21,207,996 SEK	(101,590)
Telefonica S.A.	03/26/19	M	0.71%	Credit Suisse Securities (Europe) Limited	80,285 EUR	635
Telefonica S.A.	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	365,411 EUR	8,495
Telia Co. AB	03/26/19	M	0.37%	Credit Suisse Securities (Europe) Limited	2,547,897 SEK	3,250
Tempur Sealy International, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	576,207 USD	(1,116)
Tenable Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	75,572 USD	(5,754)
Teradyne, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	143,514 USD	(8,836)
Terex Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	555,803 USD	(20,052)
Tesla, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	845,472 USD	(34,451)
Texas Capital Bancshares, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	519,118 USD	(13,393)
Texas Instruements, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	17,054 USD	(51)
Textron, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	343,030 USD	(4,241)
TG Therapeutics, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	632,380 USD	(114,812)
Therapeuticsmd, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	395,228 USD	(13,962)
Theravance Biopharma, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	15,376 USD	(1,667)
Thermo Fisher Scientific, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	677,020 USD	(21,652)
Third Point Reinsurance Ltd	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	301,248 USD	(15,204)
Thor Industries, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	346,469 USD	(18,831)
Tidewater, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	174,111 USD	(182)
Tiffany & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	389,366 USD	(20,510)
Tilly’s, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	97,052 USD	(3,838)
Titan International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	395,273 USD	26,140
Titan Machinery, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	330,618 USD	(11,177)
Tivity Health, Inc.	12/14/20	M	2.00%	Goldman Sachs International	1,358,655 USD	(31,375)
Tjx Companies, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	81,669 USD	(1,682)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Tocagen, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	6,186 USD	$(1,038)
Toll Brothers, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	137,449 USD	(7,015)
Tompkins Financial Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	1,526,157 USD	(84,608)
Topbuild Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	375,549 USD	(6,771)
Total System Services, Inc.	09/23/20	M	2.15%	Goldman Sachs International	3,627,969 USD	(189,735)
Town Sports International Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	106,183 USD	(9,785)
TPI Composites, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	122,036 USD	(5,608)
Trade Desk, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	765,762 USD	(65,924)
Transdigm Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	40,939 USD	(1,229)
Transunion	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	188,266 USD	(11,613)
Traveler’s Co.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	59,131 USD	(744)
Travelzoo	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	111,788 USD	(23,708)
Treehouse Foods, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	41,874 USD	(671)
Trex Company, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	519,100 USD	(31,107)
Tri Pointe Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	94,746 USD	(881)
Tribune Publishing Co	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	60,877 USD	1,364
Trimble, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	284,107 USD	(22,449)
Trinet Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	20,831 USD	(983)
Trinseo Sa	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	117,395 USD	(4,334)
TripAdvisor, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	278,402 USD	(6,617)
TriState Capital Holdings, Inc.	09/23/20	M	2.15%	Goldman Sachs International	1,822,655 USD	(36,300)
Triumph Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	579,713 USD	31,013
Tronox Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	546,508 USD	(41,574)
TrueCar, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	78,267 USD	(7,477)
TrustCo Bank Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	4,255,621 USD	(114,672)
Trustmark Corp.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	2,836,181 USD	(88,470)
Turning Point Brands, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	40,064 USD	623
Twilio, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	773,064 USD	(125,116)
Twilio, Inc. A	10/20/20	M	2.00%	Goldman Sachs International	6,999,556 USD	(1,208,722)
Twin Disc, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	44,646 USD	(1,860)
Twitter, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	641,380 USD	(32,918)
Tyler Technologies, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	153,403 USD	(3,429)
Tyme Technologies, Inc.	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	63,717 USD	(7,965)
Ugi Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	92,818 USD	(1,879)
Ulta Beauty, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	352,673 USD	(18,994)
Ultimate Software Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	198,343 USD	(15,428)
Ultra Clean Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	39,931 USD	(5,960)
Ultragenyx Pharmaceutical, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	321,486 USD	(37,311)
UMH Properties, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	26,892 USD	180
Umpqua Holdings Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	18,295 USD	(292)
Under Armour, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	603,338 USD	(24,035)
Unilever PLC	03/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	125,865 GBP	3,588
Union Pacific Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	385,999 USD	(9,477)
United Parcel Service	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	228,794 USD	(9,861)
United Rentals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	889,619 USD	(26,999)
United States Steel Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	386,556 USD	(1,063)
United Technologies Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	434,308 USD	(6,093)
Uniti Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	27,950 USD	267
Univar, Inc.	12/16/20	M	2.00%	Goldman Sachs International	1,013,425 USD	(59,898)
Universal Display Corp.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	986,046 USD	(85,424)
Universal Electronics Inc	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	446,368 USD	(16,079)
Universal Health Realty Income	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	21,214 USD	(326)
Unum Group	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	578,404 USD	(24,503)
Urban Edge Properties	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	198,739 USD	1,542
Urban Outfitters, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	318,386 USD	(13,183)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Urstadt Biddle	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	39,495 USD	$805
US BANCORP	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	5,470,926 USD	(133,677)
US BanCorp.	10/14/20	M	2.15%	Goldman Sachs International	1,481,409 USD	(36,197)
US Concrete, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	883,518 USD	(65,514)
US Foods Holding Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	84,009 USD	(3,571)
US Silica Holdings, Inc.	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	395,284 USD	2,316
USA Technologies, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	859,143 USD	(112,388)
Usa Truck, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	90,036 USD	(2,239)
Valeo Sa	03/26/19	M	0.41%	Credit Suisse Securities (Europe) Limited	61,233 EUR	(2,094)
Valmont Industries	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	148,631 USD	(1,263)
Varonis Systems, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	404,968 USD	(13,841)
Vectrus, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	156,371 USD	(9,126)
Ventas, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	75,634 USD	1,342
Verastem, Inc.	07/23/20	M	1.20%	Morgan Stanley Capital Services LLC	156,248 USD	(6,289)
Vereit, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	10,263 USD	225
Vericel Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	345,866 USD	(73,804)
Veritex Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	126,190 USD	(3,138)
Veritiv Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	68,273 USD	55
Verizon Communications, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	245,596 USD	(4,302)
Vertex Pharmaceuticals, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	132,712 USD	(7,810)
VF Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	681,196 USD	(14,939)
Vicor Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	431,136 USD	(74,532)
Viewray, Inc.	07/23/20	M	0.30%	Morgan Stanley Capital Services LLC	521,907 USD	(86,150)
Viking Therapeutics, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	250,294 USD	(12,721)
Virtu Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	238,669 USD	(8,292)
Virtus Investment Partners	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	251,490 USD	(23,735)
Visa, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	296,711 USD	(9,653)
Visteon Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	548,962 USD	5,055
Vistra Energy Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	539,967 USD	(32,214)
VMware, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	497,896 USD	26,991
Volkswagen AG	03/26/19	M	0.91%	Credit Suisse Securities (Europe) Limited	121,662 EUR	4,261
Vonage Holdings Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	119,388 USD	(7,528)
Vornado Realty Trust	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	13,399 USD	62
Voya Financial, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	448,661 USD	(30,691)
Voyager Therapeutics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	526,166 USD	(40,382)
Vulcan Materials Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	806,277 USD	(43,601)
W&T Offshore, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	87,129 USD	(3,305)
Wabash National Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	67,386 USD	(2,016)
Wabco Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	358,423 USD	(12,008)
Wabtec Corp.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	213,681 USD	(6,693)
Waddell & Reed Financial	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	4,644,286 USD	(231,945)
Waddell & Reed Financial, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	249,724 USD	(12,472)
Wageworks, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	621,050 USD	(40,948)
Walker & Dunlop, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	162,472 USD	(19,048)
Walmart Stores, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	78,858 USD	(879)
Walt Disney Co.	01/27/20	M	2.09%	Credit Suisse Securities (Europe) Limited	3,682,509 USD	(191,864)
Washington Federal, Inc.	07/23/20	M	2.00%	Morgan Stanley Capital Services LLC	7,313,269 USD	(407,577)
Washington Federal, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	252,722 USD	(14,084)
Washington Prime Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	338,904 USD	9,707
Waters Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	367,818 USD	(19,858)
Wave Life Sciences Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	92,119 USD	(12,266)
Wayfair, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	678,312 USD	(65,569)
Weight Watchers International, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	698,478 USD	16,799
Weingarten Realty Investors	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	116,659 USD	(47)
Welbilt, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	905,354 USD	16,010

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Wells Fargo & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	219,734 USD	$(4,675)
Welltower, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	32,702 USD	(60)
Werner Enterprises, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	33,977 USD	243
Westamerica Bancorporation	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	3,347,125 USD	(152,085)
Western Alliance Bancorp	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	130,355 USD	(4,543)
Westlake Chemical Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	241,977 USD	(18,799)
Westwood Holdings Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	257,907 USD	(6,613)
WEX, Inc.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	48,254 USD	(627)
Weyerhaeuser Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	296,558 USD	(8,083)
Whirlpool Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	213,052 USD	(5,390)
Whiting Petroleum Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	282,234 USD	(33,384)
WideOpenWest, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	78,062 USD	(2,735)
WildHorse Resource Development Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	265,917 USD	(9,990)
William Lyon Homes	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	515,010 USD	(7,678)
Willscot Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	747,007 USD	(66,241)
Windstream Holdings, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	214,752 USD	(6,347)
Winnebago Industries	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	461,980 USD	(35,076)
WisdomTree Investments, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	695,778 USD	(37,490)
Wolverine Worldwide, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	91,119 USD	679
Woodward, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	40,909 USD	(1,436)
Workday, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	664,019 USD	(61,886)
World Acceptance Corp.	07/23/20	M	2.40%	Morgan Stanley Capital Services LLC	22,056 USD	(32)
Worldpay, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	349,967 USD	(16,209)
WPX Energy, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	414,901 USD	(26,398)
WR Grace & Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	13,480 USD	(930)
WW Grainger, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	160,644 USD	(4,254)
Wyndham Hotels & Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	241,780 USD	(7,528)
Wynn Resorts Ltd.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	820,032 USD	(46,419)
Xenia Hotels & Resorts, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	4,326 USD	(43)
Xeris Pharmaceuticals, Inc.	07/23/20	M	0.20%	Morgan Stanley Capital Services LLC	13,506 USD	(1,063)
XPO Logistics, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,030,588 USD	(95,381)
Xylem, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	101,901 USD	(2,716)
Yelp, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	602,196 USD	(54,216)
Yext, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	288,338 USD	(33,120)
York Water Co.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	160,985 USD	(6,913)
YRC Worldwide, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	1,122,471 USD	(2,343)
Yum China Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	454,931 USD	(17,910)
Zafgen, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	154,158 USD	(4,158)
ZAGG, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	570,626 USD	(74,404)
Zayo Group Holdings, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	693,773 USD	(72,464)
Zebra Technologies Corp.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	122,166 USD	(9,199)
Zendesk, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	463,237 USD	(63,844)
Zillow Group, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	396,966 USD	(47,517)
Zions Bancorporation	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	144,384 USD	(5,661)
Zogenix, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	211,050 USD	(13,325)
Zscaler, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	500,208 USD	(60,809)
Zumiez, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	64,515 USD	(2,925)
Zynga, Inc.	07/23/20	M	2.15%	Morgan Stanley Capital Services LLC	44,373 USD	(3,667)

Total Sells						$(39,685,405)

Total OTC Total Return Swaps Outstanding						$(18,710,512)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2018

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	6-Month CHF LIBOR	(0.50%	)	6M/1Y	03/13/2021	Goldman Sachs International	967,031,000 CHF	$936,862	$361,319	$575,543
Pays	3-Month SEK STIBOR	0.000%		3M/1Y	03/13/2021	Goldman Sachs International	1,151,533,000 SEK	(289,569)	(307,229)	17,660
Pays	6-Month GBP LIBOR	1.00%		6M/6M	03/13/2021	Goldman Sachs International	1,573,121,000 GBP	(7,313,284)	(6,884,631)	(428,653)
Pays	6-MonthEUR EURIBOR	1.00%		6M/1Y	03/13/2029	Goldman Sachs International	351,055,000 EUR	6,065,653	3,788,542	2,277,111
Pays	6-Month HUF BUBOR	1.45%		6M/1Y	03/20/2022	Credit Suisse Securities (USA) LLC	5,637,032,983 HUF	89,023	—	89,023
Pays	6-Month NOK NIBOR	1.50%		6M/1Y	03/13/2021	Goldman Sachs International	14,721,785,000 NOK	(1,831,316)	(4,420,281)	2,588,965
Pays	3-Month USD LIBOR	1.93%		3M/6M	09/25/2024	Morgan Stanley & Co. LLC	1,157,000 USD	(41,655)	23	(41,678)
Pays	3-Month USD LIBOR	1.99%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	(79,038)	(12,569)	(66,469)
Pays	3-Month USD LIBOR	1.99%		3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	(72,697)	(11,818)	(60,879)
Pays	3-Month USD LIBOR	2.03%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(60,654)	(11,027)	(49,627)
Pays	3-Month USD LIBOR	2.07%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	3,462,000 USD	(91,849)	—	(91,849)
Pays	3-Month USD LIBOR	2.08%		3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	(52,698)	(10,927)	(41,771)
Pays	3-Month USD LIBOR	2.09%		3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	(39,546)	(619)	(38,927)
Pays	3-Month USD LIBOR	2.17%		3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	(54,286)	—	(54,286)
Pays	3-Month USD LIBOR	2.20%		3M/6M	01/30/2024	Morgan Stanley & Co. LLC	4,292,500 USD	(79,638)	(21,019)	(58,619)
Pays	3-Month USD LIBOR	2.20%		3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	(48,889)	(11,404)	(37,485)
Pays	3-Month USD LIBOR	2.24%		3M/6M	11/27/2024	Morgan Stanley & Co. LLC	3,288,000 USD	(67,033)	(181)	(66,852)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month AUD BBR BBSW	2.25%	3M/3M	03/13/2021	Goldman Sachs International	1,188,537,000 AUD	$5,849,536	$4,690,804	$1,158,732
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	(23,778)	(582)	(23,196)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	(49,526)	—	(49,526)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	(60,308)	(1,411)	(58,897)
Pays	3-Month CAD BA CDOR	2.50%	3M/6M	03/13/2021	Goldman Sachs International	950,024,000 CAD	3,719,998	516,737	3,203,261
Pays	3-Month USD LIBOR	2.75%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	1,792,000 USD	16,217	(118)	16,335
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	19,968	(1,314)	21,282
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	42,834	—	42,834
Pays	3-Month USD LIBOR	2.87%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	4,099,000 USD	66,245	—	66,245
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	61,052	—	61,052
Pays	3-Month USD LIBOR	2.98%	3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	27,394	—	27,394
Pays	3-Month NZD BBR FRA	3.00%	3M/6M	03/13/2029	Goldman Sachs International	20,524,000 NZD	390,144	260,911	129,233
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	53,343	—	53,343
Pays	3-Month USD LIBOR	3.03%	3M/6M	06/25/2028	Morgan Stanley & Co. LLC	1,000,000 USD	28,055	(2,804)	30,859
Pays	3-Month USD LIBOR	3.25%	3M/6M	03/13/2029	Goldman Sachs International	255,385,000 USD	12,007,066	9,264,990	2,742,076
Pays	28-Days MXN TIIE Banxico	7.87%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	141,782,000MXN	(204,832)	—	(204,832)
Pays	28-Days MXN TIIE Banxico	7.89%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	124,452,614MXN	(173,576)	—	(173,576)
Pays	28-Days MXN TIIE Banxico	7.91%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	115,302,198MXN	(156,203)	—	(156,203)
Pays	28-Days MXN TIIE Banxico	7.95%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	59,764,884MXN	(76,783)	—	(76,783)
Pays	1T BRL CDI	8.35%	T/T	01/4/2021	Credit Suisse Securities (USA) LLC	103,937,386BRL	520,998	—	520,998

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate		Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	28-Days MXN TIIE Banxico	8.81%		28D/28D	12/13/2023	Credit Suisse Securities (USA) LLC	362,967,065 MXN	$170,935	$—	$170,935
Receives	6-Month EUR EURIBOR	(0.25%	)	1Y/6M	03/13/2021	Goldman Sachs International	1,706,824,000 EUR	3,732,938	6,081,263	(2,348,325)
Receives	6-Month CHF LIBOR	0.50%		1Y/6M	03/13/2029	Goldman Sachs International	195,135,000 CHF	(3,498,004)	(1,940,805)	(1,557,199)
Receives	3-Month USD LIBOR	1.18%		6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	403,839	—	403,839
Receives	3-Month SEK STIBOR	1.25%		1Y/3M	03/13/2029	Goldman Sachs International	239,941,000 SEK	(207,255)	(185,800)	(21,455)
Receives	6-Month GBP LIBOR	1.38%		6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	70,952	43	70,909
Receives	6-Month GBP LIBOR	1.41%		6M/6M	08/4/2067	Credit Suisse Securities (USA) LLC	3,461,000 GBP	128,137	123	128,014
Receives	3-Month USD LIBOR	1.52%		6M/3M	05/25/2019	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	90,646	—	90,646
Receives	6-Month GBP LIBOR	1.52%		6M/6M	03/20/2069	Credit Suisse Securities (USA) LLC	5,573,986 GBP	(81,030)	—	(81,030)
Receives	3-Month USD LIBOR	1.56%		6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	137,753	6,115	131,638
Receives	3-Month USD LIBOR	1.62%		6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	135,472	4,658	130,814
Receives	6-Month CZK PRIBOR	1.67%		1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	91,015,762 CZK	29,086	—	29,086
Receives	6-Month CZK PRIBOR	1.74%		1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	63,416,839 CZK	12,011	—	12,011
Receives	6-Month GBP LIBOR	1.75%		6M/6M	03/13/2029	Goldman Sachs International	329,756,000 GBP	(11,989,360)	(11,945,255)	(44,105)
Receives	3-Month USD LIBOR	1.77%		6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	408,110	—	408,110
Receives	3-Month USD LIBOR	1.86%		6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	187,921	—	187,921
Receives	3-Month USD LIBOR	1.86%		6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	226,697	—	226,697
Receives	6-Month CZK PRIBOR	1.86%		1Y/6M	03/21/2023	Credit Suisse Securities (USA) LLC	233,213,709 CZK	(6,787)	—	(6,787)
Receives	6-Month CZK PRIBOR	1.88%		1Y/6M	09/19/2023	Credit Suisse Securities (USA) LLC	338,826,171 CZK	(43,500)	—	(43,500)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	$55,700	$—	$55,700
Receives	3-Month NZD BBR FRA	2.00%	6M/3M	03/13/2021	Goldman Sachs International	93,177,000 NZD	(22,735)	79,739	(102,474)
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/26/2025	Morgan Stanley & Co. LLC	3,900,000 USD	143,738	—	143,738
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	78,257	11,201	67,056
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	55,573	—	55,573
Receives	3-Month USD LIBOR	2.24%	6M/3M	11/27/2024	Morgan Stanley & Co. LLC	708,000 USD	13,840	25,028	(11,188)
Receives	6-Month NOK NIBOR	2.25%	1Y/6M	03/13/2029	Goldman Sachs International	3,212,612,000 NOK	(4,412,539)	(1,110,105)	(3,302,434)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	48,028	—	48,028
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	14,701	4,800	9,901
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	636,296	229,547	406,749
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	24,430	—	24,430
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	58,342	24,111	34,231
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	309,269	—	309,269
Receives	3-Month USD LIBOR	2.41%	6M/3M	11/27/2027	Morgan Stanley & Co. LLC	1,700,000 USD	39,219	—	39,219
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	45,153	—	45,153
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	8,131	—	8,131
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	2,260	—	2,260
Receives	3-Month CAD BA CDOR	2.75%	6M/3M	03/13/2029	Goldman Sachs International	206,169,000 CAD	(3,655,843)	(1,810,018)	(1,845,825)
Receives	6-Month AUD BBR BBSW	2.75%	6M/6M	03/13/2029	Goldman Sachs International	258,625,000 AUD	(2,952,468)	(1,474,886)	(1,477,582)
Receives	6-Month HUF BUBOR	2.77%	1Y/6M	03/20/2029	Credit Suisse Securities (USA) LLC	1,815,040,776 HUF	(276,897)	—	(276,897)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month HUF BUBOR	2.77%	1Y/6M	03/20/2029	Credit Suisse Securities (USA) LLC	1,799,157,984 HUF	$(271,524)	$—	$(271,524)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(359,523)	—	(359,523)
Receives	3-Month USD LIBOR	2.96%	6M/3M	03/26/2028	Morgan Stanley & Co. LLC	600,000 USD	(13,337)	354	(13,691)
Receives	3-Month USD LIBOR	3.00%	6M/3M	03/13/2021	Goldman Sachs International	1,159,219,000 USD	(8,394,337)	(4,082,266)	(4,312,071)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(50,374)	—	(50,374)
Receives	3-Month USD LIBOR	3.03%	6M/3M	06/25/2028	Morgan Stanley & Co. LLC	1,600,000 USD	(44,888)	—	(44,888)
Receives	3-Month USD LIBOR	3.05%	6M/3M	05/25/2028	Morgan Stanley & Co. LLC	600,000 USD	(18,021)	—	(18,021)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	(615,418)	—	(615,418)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	(345,180)	—	(345,180)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(46,528)	(1,053)	(45,475)
Receives	6-Month INR MIBOR OIS COMPOUND	6.67%	6M/6M	06/20/2023	Credit Suisse Securities (USA) LLC	442,659,911 INR	(97,610)	—	(97,610)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(11,108,494)	$(8,897,814)	$(2,210,680)

OTC Interest Rate Swaps Outstanding at December 31, 2018

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month MYR KLIBOR BNM	4.14%	3M/3M	05/18/2023	Morgan Stanley Capital Services LLC	16,597,969 MYR	$(68,713)	$—	$(68,713)
Receives	3-Month MYR KLIBOR BNM	4.14%	3M/3M	05/21/2023	Bank of America, N.A.	16,823,868 MYR	(69,603)	—	(69,603)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

TheFund Pays/Receives FloatingRate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month MYR KLIBOR BNM	4.02%	3M/3M	06/8/2023	Bank of America, N.A.	36,673,227 MYR	$(107,977)	$—	$(107,977)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(246,293)	$—	$(246,293)

Abbreviation Legend:
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended December 31, 2018 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of December 31, 2018, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ended December 31, 2018.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Period Ended December 31, 2018 (Unaudited)

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2018, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2018, the Fund had $186,638,614 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class) and $19,287 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules established new definitions for money market fund classifications and require certain money market funds to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Government Sponsored Agency Securities, municipals, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2018, the total fair value of Level 3 investments was $86,650,529. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2018, there were no outstanding unfunded commitments held by the Fund.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver

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Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2018, the face value of open reverse repurchase agreements for the Fund was $597,903,762.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of December 31, 2018, the market value of security loaned for the Fund amounted to $11,004,353 and the Fund had received cash collateral of $11,474,933.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or swap execution facility). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party

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Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to acounterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event onthe reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but mayinclude bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by theFund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Creditdefault swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon theoccurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of anyproportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2018:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,865,219,645	$16,246,973	$—	$1,881,466,618
Preferred Stock	153,560,819	—	—	153,560,819
Asset-Backed Securities	—	335,859,846	—	335,859,846
Convertible Bonds	—	41,326,627	—	41,326,627
Bank Debt	—	37,760,958	36,650,529	74,411,487
Corporate Bonds & Notes	—	510,297,933	50,000,000	560,297,933
Sovereign Debt	—	703,954,750	—	703,954,750
Mortgage-Backed Securities	—	1,790,336,826	—	1,790,336,826
U.S. Government Sponsored Agency Securities	—	37,075,613	—	37,075,613
U.S. Treasury Obligations	—	778,928,101	—	778,928,101
Municipals	—	2,489,062	—	2,489,062
Exchange-Traded Funds	139,099,135	—	—	139,099,135
Warrants	3,286	—	—	3,286
Purchased Options	1,983,652	—	—	1,983,652
Short-Term Investment—Money Market Funds	186,657,901	—	—	186,657,901
Subtotal	$2,346,524,438	$4,254,276,689	$86,650,529	$6,687,451,656
Investments Valued at NAV				524,208,805
Total Investments in Securities	2,346,524,438	4,254,276,689	86,650,529	$7,211,660,461
Forward Foreign Currency Exchange Contracts	—	2,948,897	—	2,948,897
Futures Contracts	71,431,120	—	—	71,431,120
Centrally Cleared Credit Default Swaps	—	42,491,876	—	42,491,876
OTC Credit Default Swaps	—	326,300	—	326,300
OTC Total Return Swaps	—	33,249,562	—	33,249,562
Centrally Cleared Interest Rate Swaps	—	37,161,822	—	37,161,822

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Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

Total Assets	$2,417,955,558	$4,370,455,146	$86,650,529	$7,399,270,038

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,404,086,065	$33,637,403	$—	$1,437,723,468
Exchange-Traded Funds	37,660,632	—	—	37,660,632
Mortgage-Backed Securities	—	62,104,965	—	62,104,965
Total Securities Sold Short	1,441,746,697	95,742,368	—	1,537,489,065
Options Written	97,850	—	—	97,850
Reverse Repurchase Agreements	—	599,044,842	—	599,044,842
Forward Foreign Currency Exchange Contracts	—	5,978,994	—	5,978,994
Futures Contracts	56,874,298	—	—	56,874,298
Centrally Cleared Credit Default Swaps	—	25,950,931	—	25,950,931
OTC Credit Default Swaps	—	41,285,871	—	41,285,871
OTC Total Return Swaps	—	51,960,074	—	51,960,074
Centrally Cleared Interest Rate Swaps	—	48,270,316	—	48,270,316
OTC Interest Rate Swaps	—	246,293	—	246,293
Total Liabilities	$1,498,718,845	$868,479,689	$—	$2,367,198,534

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated schedule of investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(3)	N/A	—	N/A	—	N/A	285,483,805	285,483,805

Credit- Driven (2)(3)	N/A	—	N/A	238,725,000	12 months	—	238,725,000

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30 - 60 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Period Ended December 31, 2018 (Unaudited)

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended December 31, 2018, the amount of transfers from Level 1 to Level 2 was $9,916,445 for common stock, as a result of the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Bank Debt	Corporate Bond & Notes	Total
Balance as of March 31, 2018	$12,831,298	$21,774,895	$34,606,193
Transfers In	2,177,758	—	2,177,758
Transfers Out	(5,468,111)	—	(5,468,111)
Purchases	30,499,122	50,000,000	80,499,122
Sales	(2,353,272)	(22,440,334)	(24,793,606)
Amortization	45,182	1,042,424	1,087,606
Net realized gain (loss)	22,090	(414,086)	(391,996)
Net change in unrealized appreciation (depreciation)	(1,103,538)	37,101	(1,066,437)

Balance as of December 31, 2018	$36,650,529	$50,000,000	$86,650,529

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2018	$(1,103,538)	$37,101	$(1,066,437)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of December 31, 2018.

Assets	Fair Value at December 31, 2018	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Bank Debt	$36,650,529	Broker- dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	50,000,000	Broker- dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$86,650,529

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

March 1, 2019

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

March 1, 2019